                                                   -----------------------------
                                                            OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:         3235-0570
                                                   Expires:    November 30, 2005
                                                   Estimated average burden
                                                   hours per response....... 5.0
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07795
                                   ---------------------------------------------

                            J.P. Morgan Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            522 Fifth Avenue, New York,                        NY 10036
--------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end: October 31, 2004
                        --------------------------------------------------------

Date of reporting period: November 1, 2003 through April 30, 2004
                         -------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS

2004 SEMI-ANNUAL REPORT APRIL 30 (UNAUDITED)

SPECIALTY FUNDS

MARKET NEUTRAL FUND

GLOBAL 50 FUND

GLOBAL HEALTHCARE FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                  1
Fund Commentaries:
Market Neutral Fund                 3
Global 50 Fund                      7
Global Healthcare Fund             10
Portfolio of Investments           13
Financial Statements               28
Notes to Financial Statements      34
Financial Highlights               50

HIGHLIGHTS

-  Global growth accelerates

-  Markets rally across the six months

-  Buoyant U.S. employment numbers spook markets in April

-  Inflation key to long term outlook

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN SPECIALTY FUNDS

PRESIDENT'S LETTER MAY 20, 2004

[PHOTO OF GEORGE C.W. GATCH]

"AGAINST THIS BRIGHTENING PICTURE, MARKETS RALLIED."

DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan Specialty Funds. Inside, you'll find information detailing the performance of the Funds for the six months ended April 30, 2004, along with reports from the Portfolio Managers.

GLOBAL ECONOMIC RECOVERY CONSOLIDATES
International equity markets continued to rally in the six months ended April 2004 as evidence emerged that global growth was accelerating. In the United States, Gross Domestic Product (GDP) growth for the first-quarter was 4.2% -- solid but a little below expectations. Furthermore, 308,000 jobs were added to the U.S. labor market in March -- the largest monthly rise in four years -- ending fears of a jobless U.S. recovery. In Japan, economic indicators showed a marked acceleration. After a series of false dawns, the country appeared, finally, to be emerging from more than a decade of stagnation. Corporate earnings were exceptionally strong everywhere. Earnings forecasts hit new records in the United States, Europe and Japan.

Against this brightening picture, markets rallied. International markets led the way, with the broad-based MSCI EAFE Index of international markets gaining 12.4% (in U.S. dollars). In the United States, the S&P 500 Index trailed with a rise of 6.3%, although it fell by less when markets corrected at the end of the period.

INTEREST RATES, OIL PRICES, GEOPOLITICAL UNCERTAINTY BECOME A CONCERN
It was the U.S. employment numbers, the very news investors had been waiting for, that spooked the stock markets, and started April's correction. Investors worried that the Federal Reserve would raise rates sooner than expected, possibly choking economic growth in the United States and elsewhere. Nervousness increased as setbacks in Iraq during the month caused the oil price to spike higher, and China's government took action to curb its overheating economy. The S&P 500 Index declined 1.6% in the month, while the MSCI EAFE Index fell 2.3%. More volatile indices fell further -- the MSCI Emerging Markets Free Index, for example, slumped 8.2%.

OUTLOOK
While, by all indications, economic fundamentals are likely to remain solid, equity gains are likely to be tempered by concerns about the timing and magnitude of U.S. rate rises, and the extent to which the yields on long bonds move higher. Uncertainties surrounding Chinese growth, and the situation in Iraq, are also likely to spark volatility. But if the U.S. and Chinese monetary authorities can rein in inflation, the global economy and stock markets are likely to benefit in the long run.

As you may know, JPMorgan Chase & Co. and Bank One Corp. have agreed to merge in July 2004, as approved by both firms' shareholders. The merger is compelling both strategically and financially. The newly combined organization will have top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. And we will have an extraordinarily talented team that shares common values and a strong client orientation.

As always, we would like to thank you for your investment, and look forward to serving your financial needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN MARKET NEUTRAL FUND

AS OF APRIL 30, 2004                                                 (Unaudited)

                                FUND FACTS
                                Fund Inception                          12/31/98
                                Fiscal Year End                       OCTOBER 31
                                Net Assets as of 4/30/04
                                (In Thousands)                           $52,568
                                Primary Benchmark                  MERRILL LYNCH
                                                                    3-MONTH U.S.
                                                             TREASURY BILL INDEX

Q.   HOW DID THE FUND PERFORM?

A. JPMorgan Market Neutral Fund, which seeks long-term capital appreciation with minimal volatility through a combination of long and short positions in U.S. equities, rose by 2.4% (Institutional Shares) in the six months ended April 30, 2004. This compares with an increase of 0.5% for the Merrill Lynch 3-Month U.S. Treasury Bill Index.

Q.   WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A. The portfolio outperformed the Merrill Lynch 3-Month U.S. Treasury Bill Index over the period on the back of strong, broad-based stock selection. Stock selection within the Semiconductor, Pharmaceutical/Medical Technology, and Basic Materials sectors contributed most notably to performance, while stock selection within Energy, Retail and Consumer Cyclicals detracted from results.

     At the stock level, a long position in Tyco, the industrial conglomerate, propelled performance as the company's cash flow and earnings exceeded expectations amid a better demand environment in many of the industrial sectors. Another long position in Sepracor, the drug-maker, rose more than 80% as the company received an approvable letter from the Food & Drug Administration (FDA) for Estorra, its promising insomnia drug. A position in Sprint-PCS, the telecommunications provider, spurred results on an up-tick in wireless subscriber additions as well as balance sheet/cost structure improvements.

     Other positions that benefited performance were a short position in Marathon Oil and long positions in Guidant and Forest Laboratories. The short position in Marathon Oil benefited the portfolio as the company reduced oil production due to the sale of non-core assets, in addition to falling refining and wholesale marketing margins. Guidant, the medical devices company, performed well following news of a joint marketing operation with Johnson & Johnson for cardiac stents. And Forest Laboratories benefited from continuing progress on its Alzheimer's Disease and anti-depressant drugs.

     On the negative side, a long position in Ambac came under pressure as competitive forces for the financial guarantors became more intense. The portfolio also took a long position in video game maker, Take-Two Interactive, which proved to be early as the stock suffered amidst management turnover and an on-going Securities & Exchange Commission (SEC) investigation. And, our restructuring thesis at Kohl's detracted from results as the retailer's same-store-sales continued to disappoint and the stock lagged.

Q.   HOW WAS THE FUND MANAGED?

A. As always, the portfolio was managed to be dollar, sector and style neutral across the portfolio's long and short positions. Long positions continue to be concentrated in stocks identified by our fundamental research work as being attractive relative to future earnings prospects and those of peers, while short positions constitute those names that we deem to be expensive.

LONG POSITIONS

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                 24.8%
Consumer Goods & Services           14.7%
Technology                          13.0%
Industrial Products & Services      12.2%
Short-Term Investments               6.8%
Utilities                            6.5%
Energy                               6.0%
REITs                                5.8%
Pharmaceuticals                      5.0%
Health Services & Systems            3.2%
Telecommunications                   2.0%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Willis Group Holdings LTD
    (United Kingdom)                 2.2%
 2. Citigroup, Inc.                  2.1%
 3. RenaissanceRe Holdings
    LTD (Bermuda)                    1.8%
 4. Morgan Stanley                   1.8%
 5. Alcoa, Inc.                      1.7%
 6. Tyco International LTD
    (Bermuda)                        1.6%
 7. AMBAC Financial Group, Inc.      1.6%
 8. Viacom, Inc., Class B            1.4%
 9. Guidant Corp.                    1.4%
10. Wells Fargo & Co.                1.2%

Top 10 equity long positions comprised 16.8% of the Portfolio's market value of investments ($8,570 in thousands). As of April 30, 2004 the Fund held 149 equity long positions. Portfolio holdings are subject to change at any time.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

SHORT POSITIONS

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                 26.9%
Consumer Goods & Services           18.2%
Technology                          13.6%
Industrial Products & Services      10.9%
Utilities                            6.9%
Energy                               6.4%
REITs                                6.2%
Pharmaceuticals                      5.8%
Health Services & Systems            3.2%
Telecommunications                   1.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Lehman Brothers
    Holdings, Inc.                   2.3%
 2. Markel Corp.                     2.3%
 3. AON Corp.                        2.0%
 4. Bristol-Myers Squibb Co.         2.0%
 5. American International
    Group, Inc.                      1.9%
 6. Black & Decker Corp.             1.7%
 7. Exelon Corp.                     1.7%
 8. Newmont Mining Corp.             1.6%
 9. Emerson Electric Co.             1.6%
10. Janus Capital Group, Inc.        1.5%

Top 10 equity short positions comprised 18.6% of the Portfolio's market value of investments ($8,841 in thousands). As of April 30, 2004 the Fund held 152 equity short positions. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2004

                                                                         SINCE
                                                                     INCEPTION
                                   1 YEAR     3 YEARS    5 YEARS    (12/31/98)
                                   -------------------------------------------
CLASS A SHARES
        Without Sales Charge        2.80%      0.79%      2.49%        2.46%
           With Sales Charge*      (3.11%)    (1.18%)     1.28%        1.32%

CLASS B SHARES
                Without CDSC        2.31%      0.43%      2.27%        2.25%
                    With CDSC**    (2.69%)    (0.52%)     1.92%        2.09%

INSTITUTIONAL SHARES                3.22%      1.02%      2.63%        2.59%

 *  Sales Charge for Class A Shares is 5.75%.
** Assumes 5.00% CDSC (contingent-deferred sales charge) for the one year period, 3.00% CDSC for the three year period, 2.00% CDSC for the five year period and 0% CDSC for the period since inception.

[CHART]

LIFE OF FUND PERFORMANCE (12/31/98 TO 4/30/04)

            JPMORGAN MARKET NEUTRAL FUND (INSTITUTIONAL SHARES)    MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
Dec-1998                          $   3,000,000                                       $   3,000,000
Jan-1999                          $   2,967,900                                       $   3,010,800
Feb-1999                          $   2,961,964                                       $   3,019,531
Mar-1999                          $   2,929,975                                       $   3,031,911
Apr-1999                          $   3,020,218                                       $   3,043,433
May-1999                          $   3,040,152                                       $   3,055,302
Jun-1999                          $   3,062,041                                       $   3,068,134
Jul-1999                          $   3,094,192                                       $   3,080,714
Aug-1999                          $   3,079,959                                       $   3,093,037
Sep-1999                          $   3,075,955                                       $   3,106,955
Oct-1999                          $   3,035,352                                       $   3,119,072
Nov-1999                          $   3,079,972                                       $   3,131,549
Dec-1999                          $   2,982,337                                       $   3,145,641
Jan-2000                          $   3,007,985                                       $   3,159,167
Feb-2000                          $   2,986,628                                       $   3,173,067
Mar-2000                          $   3,042,478                                       $   3,189,567
Apr-2000                          $   3,023,006                                       $   3,204,558
May-2000                          $   3,010,007                                       $   3,224,106
Jun-2000                          $   3,055,158                                       $   3,237,970
Jul-2000                          $   3,065,851                                       $   3,252,540
Aug-2000                          $   3,052,974                                       $   3,269,454
Sep-2000                          $   3,115,560                                       $   3,286,782
Oct-2000                          $   3,171,640                                       $   3,303,873
Nov-2000                          $   3,180,204                                       $   3,322,044
Dec-2000                          $   3,231,723                                       $   3,340,316
Jan-2001                          $   3,307,668                                       $   3,362,362
Feb-2001                          $   3,280,876                                       $   3,375,139
Mar-2001                          $   3,287,438                                       $   3,390,664
Apr-2001                          $   3,334,448                                       $   3,405,583
May-2001                          $   3,390,467                                       $   3,418,865
Jun-2001                          $   3,439,629                                       $   3,428,780
Jul-2001                          $   3,464,394                                       $   3,440,095
Aug-2001                          $   3,475,480                                       $   3,451,103
Sep-2001                          $   3,424,043                                       $   3,465,598
Oct-2001                          $   3,448,696                                       $   3,474,608
Nov-2001                          $   3,476,286                                       $   3,482,252
Dec-2001                          $   3,472,114                                       $   3,487,824
Jan-2002                          $   3,457,879                                       $   3,493,056
Feb-2002                          $   3,460,299                                       $   3,497,597
Mar-2002                          $   3,446,804                                       $   3,502,843
Apr-2002                          $   3,378,213                                       $   3,508,447
May-2002                          $   3,364,024                                       $   3,514,061
Jun-2002                          $   3,356,960                                       $   3,518,981
Jul-2002                          $   3,330,775                                       $   3,524,259
Aug-2002                          $   3,314,121                                       $   3,529,193
Sep-2002                          $   3,295,231                                       $   3,534,840
Oct-2002                          $   3,311,707                                       $   3,540,142
Nov-2002                          $   3,349,461                                       $   3,545,806
Dec-2002                          $   3,344,436                                       $   3,550,061
Jan-2003                          $   3,332,396                                       $   3,553,611
Feb-2003                          $   3,327,731                                       $   3,556,810
Mar-2003                          $   3,313,422                                       $   3,561,078
Apr-2003                          $   3,329,989                                       $   3,564,283
May-2003                          $   3,351,301                                       $   3,567,847
Jun-2003                          $   3,344,263                                       $   3,572,842
Jul-2003                          $   3,310,820                                       $   3,575,343
Aug-2003                          $   3,282,347                                       $   3,578,203
Sep-2003                          $   3,282,347                                       $   3,581,781
Oct-2003                          $   3,356,200                                       $   3,584,647
Nov-2003                          $   3,365,598                                       $   3,587,515
Dec-2003                          $   3,391,849                                       $   3,591,102
Jan-2004                          $   3,384,726                                       $   3,593,975
Feb-2004                          $   3,396,573                                       $   3,596,491
Mar-2004                          $   3,413,216                                       $   3,599,368
Apr-2004                          $   3,438,184                                       $   3,602,247

SOURCE: LIPPER ANALYTICAL SERVICES, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 12/31/98.

Returns for the Class A and B Shares prior to 2/28/02 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Market Neutral Fund and Merrill Lynch 3-Month U.S. Treasury Bill Index from December 31, 1998 to April 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the Index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks the performance of the 3-Month U.S. Treasury Market. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN GLOBAL 50 FUND

AS OF APRIL 30, 2004                                                 (Unaudited)


                                FUND FACTS
                                Fund Inception                           5/29/98
                                Fiscal Year End                       OCTOBER 31
                                Net Assets as of 4/30/04
                                (In Thousands)                           $23,594
                                Primary Benchmark               MSCI WORLD INDEX

Q.   HOW DID THE FUND PERFORM?

A. JPMorgan Global 50 Fund, which seeks to provide high total return from a concentrated portfolio of 50 U.S. and international equities for long-term capital appreciation, climbed by 7.0% (Select Shares) in the six months ended April 30, 2004. This compares with a rise of 8.4% in the MSCI World Index (in U.S. dollars).

Q.   WHY DID THE FUND PERFORM THIS WAY?

A. The portfolio generated a positive return in the six months ended April 30, 2004, although it trailed its MSCI World Index benchmark. For most of the period the portfolio outperformed the benchmark, but it suffered disproportionately in April when world stock markets corrected with fears that a rising interest rate environment would choke economic recovery.

     Relative to the benchmark, the Banks and Finance sector detracted most. Countrywide Financial, a holding company operating primarily in U.S. mortgage banking, performed well in the second half of 2003. The company reported a doubling of fourth-quarter profits as lower borrowing costs encouraged the purchase of new homes. But concerns over declining volumes of new homes surfaced in March, and again in April, as the company reported a fall in demand due to concerns over long-term interest rates.

     In the Basic Industries sector, an overweight position in Alcoa, the world's largest producer of aluminum and alumina, detracted from performance as the stock fell 19%. Having performed well in 2003, the company reported a small but unexpected decline in shipments due to weak demand for aluminum packaging.

     In Energy, Yukos, the Russian oil stock, plunged as political pressure on the company re-emerged, this time in the form of a charge that the company owed $3.5 billion in back taxes. The development raised fears of a possible liquidity crisis and the company's credit rating has been cut.

     But strong stock selection in the Capital Markets sub-sector and Semiconductors sector made up some ground against the Index. In Capital Markets, Aiful, the Japanese consumer finance company, experienced a strong rally in its stock price as Japan's economic recovery -- which appeared increasingly sustainable -- alleviated concerns over consumer bad debt. In the Semiconductor sector, Samsung Electronics, Asia's largest technology company, experienced a significant rally. Samsung reported record operating profits in the first quarter, driven by growth in all product categories.

Q.   HOW WAS THE FUND MANAGED?

A. The portfolio manager conducts extensive research to find the 50 stocks we regard to be the most promising from both the United States and international markets. Use of the Dividend Discount Rate model to evaluate stocks causes the portfolio to take a longer term view of a stock's prospects.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United States                       27.1%
Japan                               17.3%
United Kingdom                       9.8%
Switzerland                          6.6%
Hong Kong                            5.7%
South Korea                          4.3%
India                                4.1%
Germany                              3.9%
France                               3.5%
The Netherlands                      3.5%
Bermuda                              2.4%
Indonesia                            2.1%
Puerto Rico                          2.1%
Sweden                               2.1%
Taiwan                               2.1%
Russia                               1.7%
Spain                                1.7%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Fujitsu LTD (Japan)              2.6%
 2. Compagnie Financiere
    Richemont AG, Class A
    (Switzerland)                    2.5%
 3. Samsung Electronics
    Co., LTD (South Korea)           2.5%
 4. Asahi Breweries LTD (Japan)      2.4%
 5. Tyco International LTD
    (Bermuda)                        2.4%
 6. Zurich Financial Services AG
    (Switzerland)                    2.3%
 7. Aiful Corp. (Japan)              2.3%
 8. Man Group PLC
    (United Kingdom)                 2.2%
 9. Vodafone Group PLC
    (United Kingdom)                 2.2%
10. Rohm Co., LTD (Japan)            2.1%

Top 10 equity holdings comprised 23.5% of the Portfolio's market value of investments ($5,602 in thousands). As of April 30, 2004 the Fund held 50 equity holdings. Portfolio holdings are subject to change at any time.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2004

                                                                        SINCE
                                                                    INCEPTION
                                   1 YEAR    3 YEARS    5 YEARS     (5/29/98)
                                   ------------------------------------------
CLASS A SHARES

          Without Sales Charge     30.33%    (5.33%)    (3.87%)       (1.29%)
             With Sales Charge*    22.78%    (7.18%)    (5.00%)       (2.28%)

SELECT SHARES                      30.69%    (5.10%)    (3.72%)       (1.16%)

*  Sales Charge for Class A Shares is 5.75%.

[CHART]

LIFE OF FUND PERFORMANCE (5/29/98 TO 4/30/04)

                 JPMORGAN GLOBAL 50 FUND (SELECT SHARES)    MSCI WORLD INDEX   LIPPER GLOBAL FUNDS INDEX
May-1998                        $  1,000,000                  $  1,000,000           $  1,000,000
May-1998                        $  1,000,000                  $  1,000,000           $  1,000,000
Jun-1998                        $    995,300                  $  1,023,600           $  1,003,100
Jul-1998                        $  1,004,656                  $  1,021,758           $  1,003,501
Aug-1998                        $    826,028                  $    885,353           $    857,391
Sep-1998                        $    786,709                  $    900,847           $    857,906
Oct-1998                        $    890,712                  $    982,103           $    914,699
Nov-1998                        $    951,370                  $  1,040,342           $    965,099
Dec-1998                        $    982,004                  $  1,091,006           $  1,005,151
Jan-1999                        $  1,019,320                  $  1,114,790           $  1,026,158
Feb-1999                        $    989,352                  $  1,085,025           $    996,605
Mar-1999                        $  1,067,313                  $  1,130,054           $  1,030,789
Apr-1999                        $  1,127,936                  $  1,174,465           $  1,077,586
May-1999                        $  1,079,886                  $  1,131,362           $  1,045,905
Jun-1999                        $  1,153,210                  $  1,183,970           $  1,098,619
Jul-1999                        $  1,151,826                  $  1,180,300           $  1,101,585
Aug-1999                        $  1,165,879                  $  1,178,058           $  1,100,484
Sep-1999                        $  1,146,525                  $  1,166,513           $  1,090,910
Oct-1999                        $  1,203,851                  $  1,226,938           $  1,133,346
Nov-1999                        $  1,283,787                  $  1,261,292           $  1,209,507
Dec-1999                        $  1,427,186                  $  1,363,205           $  1,343,883
Jan-2000                        $  1,382,515                  $  1,284,957           $  1,291,337
Feb-2000                        $  1,416,110                  $  1,288,298           $  1,371,142
Mar-2000                        $  1,453,920                  $  1,377,190           $  1,405,283
Apr-2000                        $  1,390,820                  $  1,318,797           $  1,335,160
May-2000                        $  1,346,175                  $  1,285,300           $  1,295,505
Jun-2000                        $  1,409,311                  $  1,328,357           $  1,346,807
Jul-2000                        $  1,356,461                  $  1,290,765           $  1,319,467
Aug-2000                        $  1,422,385                  $  1,332,586           $  1,373,038
Sep-2000                        $  1,326,943                  $  1,261,559           $  1,299,992
Oct-2000                        $  1,260,994                  $  1,240,238           $  1,268,272
Nov-2000                        $  1,184,074                  $  1,164,832           $  1,194,332
Dec-2000                        $  1,222,201                  $  1,183,469           $  1,229,326
Jan-2001                        $  1,246,034                  $  1,206,310           $  1,249,733
Feb-2001                        $  1,118,564                  $  1,104,256           $  1,158,127
Mar-2001                        $  1,018,677                  $  1,031,486           $  1,077,637
Apr-2001                        $  1,091,716                  $  1,107,506           $  1,151,456
May-2001                        $  1,069,336                  $  1,093,109           $  1,144,432
Jun-2001                        $  1,044,741                  $  1,058,676           $  1,112,273
Jul-2001                        $  1,026,144                  $  1,044,490           $  1,084,689
Aug-2001                        $  1,002,235                  $    994,250           $  1,041,627
Sep-2001                        $    899,306                  $    906,557           $    944,339
Oct-2001                        $    896,338                  $    923,872           $    967,853
Nov-2001                        $    955,227                  $    978,381           $  1,020,601
Dec-2001                        $    973,854                  $    984,447           $  1,035,399
Jan-2002                        $    911,625                  $    954,519           $  1,004,027
Feb-2002                        $    892,846                  $    946,120           $    998,103
Mar-2002                        $    931,059                  $    987,749           $  1,045,413
Apr-2002                        $    907,038                  $    954,165           $  1,020,010
May-2002                        $    901,777                  $    955,787           $  1,022,356
Jun-2002                        $    832,070                  $    897,676           $    962,957
Jul-2002                        $    744,370                  $    821,912           $    877,831
Aug-2002                        $    759,332                  $    823,309           $    881,869
Sep-2002                        $    656,670                  $    732,663           $    889,718
Oct-2002                        $    703,884                  $    786,660           $    940,521
Nov-2002                        $    748,863                  $    828,982           $    986,512
Dec-2002                        $    713,067                  $    788,694           $    943,500
Jan-2003                        $    687,397                  $    764,639           $    913,214
Feb-2003                        $    672,274                  $    751,257           $    890,749
Mar-2003                        $    655,669                  $    748,778           $    880,862
Apr-2003                        $    713,827                  $    815,120           $    956,440
May-2003                        $    757,656                  $    861,500           $  1,015,356
Jun-2003                        $    770,460                  $    876,318           $  1,034,851
Jul-2003                        $    785,561                  $    894,020           $  1,056,687
Aug-2003                        $    807,478                  $    913,241           $  1,084,689
Sep-2003                        $    807,478                  $    918,721           $  1,090,654
Oct-2003                        $    871,673                  $    973,109           $  1,153,367
Nov-2003                        $    879,953                  $    987,803           $  1,174,820
Dec-2003                        $    934,335                  $  1,049,738           $  1,245,661
Jan-2004                        $    965,261                  $  1,066,534           $  1,271,820
Feb-2004                        $    974,335                  $  1,084,345           $  1,299,037
Mar-2004                        $    985,637                  $  1,077,188           $  1,293,451
Apr-2004                        $    933,255                  $  1,055,106           $  1,259,951

SOURCE: LIPPER ANALYTICAL SERVICES, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 5/29/98.

Returns for the Class A Shares prior to 4/16/01 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Global 50 Fund, MSCI World Index, and Lipper Global Funds Index from May 29, 1998 to April 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI World Index is a replica (or model) of the world's equity markets. The Lipper Global Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN GLOBAL HEALTHCARE FUND

AS OF APRIL 30, 2004                                                 (Unaudited)

                                    FUND FACTS
                                    Fund Inception                       9/29/00
                                    Fiscal Year End                   OCTOBER 31
                                    Net Assets as of 4/30/04
                                    (In Thousands)                        $8,394
                                    Primary Benchmark                 MSCI WORLD
                                                                HEALTHCARE INDEX

Q.   HOW DID THE FUND PERFORM?

A. JPMorgan Global Healthcare Fund, which seeks high total return through investing in healthcare companies in both the United States and international markets, climbed by 10.3% (Select Shares) in the six months ended April 30, 2004. This compares with a rise of 11.5% in the MSCI World Healthcare Index (in U.S. dollars).

Q.   WHY DID THE FUND PERFORM THIS WAY?

A. The portfolio generated a significant positive return in the six months ended April 30, 2004, although it trailed its MSCI World Healthcare Index benchmark. Broadly speaking, stock selection was positive in Healthcare Services, but negative in Pharmaceuticals. At the stock level, the shortfall against the Index was largely due to being underweight two stocks that passed significant drug development milestones.

     From a positive perspective, an overweight position in Sepracor added to performance. Its Estorra sleeping pill does not require any further trials before applying for U.S. Food & Drug Administration (FDA) approval, and could be approved sooner than previously expected. Additionally, credit rating agency Standard & Poor's changed the company's debt rating outlook from stable to positive.

     An overweight position in Forest Laboratories also contributed, as the company reported earnings for its fiscal third quarter up 30%, aided by nearly quadrupled sales of Lexapro, its anti-depressant drug.

     Roche announced sales for the first quarter of 2004 that were well above expectations. Encouraging developments included a return to double-digit growth in diagnostics, continued progress of its Hepatitis B treatment, and good performance in Japan. Furthermore, Genentech, its biotechnology subsidiary, gained FDA approval for Avastin, a revolutionary new Oncology (Cancer) drug.

     The greatest detractor from performance was an underweight position in Elan Pharmaceuticals. Elan shares rose by more than 300% as the company announced that it would file for U.S. and European approval of Antegren, its Multiple Sclerosis drug, earlier than expected. Antegren needs to be administered just once a month compared with existing treatments that are dispensed once a week.

     The portfolio also suffered from being underweight Genentech. Although Roche owns the majority of the company, a minority of its shares are available for third party investment.

     Additionally, being overweight Taro Pharmaceutical had a negative effect on performance as it reported disappointing first quarter earnings and revenues due to higher marketing expenses for proprietary products.

Q.   HOW WAS THE FUND MANAGED?

A. The portfolio has become increasingly overweight Biotechnology companies in the run-up to an annual Oncology conference, where news is expected regarding new generation drugs. There is a slight underweight in Pharmaceuticals, as many companies need to rebuild their drug pipelines. Finally, the portfolio is underweight Healthcare Services companies, where it is not finding many attractive stocks.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United States                       69.0%
Switzerland                         13.3%
United Kingdom                       6.8%
Japan                                3.4%
France                               2.4%
Denmark                              1.5%
Israel                               1.5%
Germany                              1.2%
Belgium                              0.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Pfizer, Inc.                    12.2%
 2. Johnson & Johnson                9.1%
 3. Eli Lilly & Co.                  7.1%
 4. Novartis AG (Switzerland)        6.2%
 5. Roche Holding AG
    (Switzerland)                    6.0%
 6. AstraZeneca PLC
    (United Kingdom)                 4.3%
 7. Amgen, Inc.                      4.2%
 8. Guidant Corp.                    3.5%
 9. Wyeth                            3.1%
10. Medtronic, Inc.                  3.0%

Top 10 equity holdings comprised 58.7% of the Portfolio's market value of investments ($4,929 in thousands). As of April 30, 2004 the Fund held 45 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2004

                                                                SINCE
                                                            INCEPTION
                                       1 YEAR    3 YEARS    (9/29/00)
                                       ------------------------------
CLASS A SHARES

          Without Sales Charge         15.95%     1.97%^^     (0.27%)^^
             With Sales Charge*         9.29%    (0.01%)^^    (1.92%)^^

SELECT SHARES                          16.28%    (0.58%)      (2.35%)

 *  Sales Charge for Class A Shares is 5.75%.
^^ Reflects a $2,000 gain to the net assets of the Share Class resulting from a capital share transaction.

[CHART]

LIFE OF FUND PERFORMANCE (9/29/00 TO 4/30/04)

            JPMORGAN GLOBAL HEALTHCARE FUND (SELECT SHARES)   MSCI WORLD HEALTHCARE INDEX    LIPPER HEALTH/BIOTECHNOLOGY FUNDS INDEX
Sep-2000                        $  1,000,000                          $  1,000,000                         $  1,000,000
Sep-2000                        $  1,000,000                          $  1,000,000                         $  1,000,000
Oct-2000                        $  1,007,300                          $  1,012,000                         $    987,600
Nov-2000                        $  1,034,598                          $  1,055,010                         $    957,281
Dec-2000                        $  1,077,223                          $  1,082,968                         $  1,009,548
Jan-2001                        $    991,799                          $    995,572                         $    926,160
Feb-2001                        $    978,509                          $    999,455                         $    916,805
Mar-2001                        $    907,763                          $    934,590                         $    812,565
Apr-2001                        $    934,451                          $    952,348                         $    875,620
May-2001                        $    949,776                          $    960,633                         $    908,718
Jun-2001                        $    925,082                          $    931,334                         $    920,168
Jul-2001                        $    947,747                          $    967,749                         $    891,827
Aug-2001                        $    916,376                          $    933,587                         $    879,698
Sep-2001                        $    921,691                          $    950,952                         $    832,194
Oct-2001                        $    921,046                          $    938,875                         $    859,989
Nov-2001                        $    956,414                          $    961,502                         $    903,247
Dec-2001                        $    932,026                          $    939,483                         $    903,879
Jan-2002                        $    900,430                          $    917,406                         $    850,098
Feb-2002                        $    905,112                          $    932,451                         $    822,640
Mar-2002                        $    917,241                          $    935,528                         $    845,510
Apr-2002                        $    876,974                          $    900,259                         $    802,727
May-2002                        $    860,224                          $    879,103                         $    779,367
Jun-2002                        $    803,105                          $    820,642                         $    716,161
Jul-2002                        $    774,916                          $    781,990                         $    689,949
Aug-2002                        $    775,613                          $    782,459                         $    681,118
Sep-2002                        $    726,595                          $    739,737                         $    658,232
Oct-2002                        $    759,509                          $    780,349                         $    682,587
Nov-2002                        $    774,320                          $    790,571                         $    694,327
Dec-2002                        $    752,639                          $    770,491                         $    667,040
Jan-2003                        $    743,682                          $    761,091                         $    664,506
Feb-2003                        $    717,579                          $    740,846                         $    649,886
Mar-2003                        $    741,618                          $    762,182                         $    673,087
Apr-2003                        $    789,749                          $    803,873                         $    706,607
May-2003                        $    814,468                          $    826,944                         $    766,951
Jun-2003                        $    837,110                          $    851,918                         $    784,898
Jul-2003                        $    826,144                          $    841,695                         $    811,585
Aug-2003                        $    802,103                          $    815,939                         $    801,196
Sep-2003                        $    821,354                          $    834,216                         $    804,561
Oct-2003                        $    832,360                          $    847,147                         $    815,343
Nov-2003                        $    850,922                          $    868,325                         $    837,357
Dec-2003                        $    899,679                          $    920,685                         $    870,851
Jan-2004                        $    915,514                          $    936,521                         $    908,298
Feb-2004                        $    921,739                          $    944,107                         $    919,833
Mar-2004                        $    891,506                          $    915,973                         $    916,246
Apr-2004                        $    918,376                          $    944,734                         $    931,089

SOURCE: LIPPER ANALYTICAL SERVICES, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 9/29/00.

Returns for the Class A Shares prior to 4/16/01 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Global Healthcare Fund, MSCI World Healthcare Index, and Lipper Health/Biotechnology Funds Index from September 29, 2000 to April 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI World Healthcare Index is a replica (or model) of the world's healthcare/healthcare services industries. The Lipper Health/Biotechnology Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN MARKET NEUTRAL FUND

PORTFOLIO OF INVESTMENTS           AS OF APRIL 30, 2004              (Unaudited)
(Amounts in thousands)

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG POSITIONS -- 100%

            COMMON STOCKS -- 93.2%

            AEROSPACE -- 2.0%
       6    Lockheed Martin Corp.**                                 $        267
       1    Northrop Grumman Corp.**                                          89
       3    Raytheon Co.**                                                   110
       6    United Technologies Corp.**                                      544
            --------------------------------------------------------------------
                                                                           1,010
            --------------------------------------------------------------------

            APPAREL -- 0.8%
       8    Jones Apparel Group, Inc.**                                      304
       2    Nike, Inc., Class B**                                            108
            --------------------------------------------------------------------
                                                                             412
            --------------------------------------------------------------------

            AUTOMOTIVE -- 0.8%
       2    General Motors Corp.                                              90
       2    Johnson Controls, Inc.**                                         110
       3    Lear Corp.**                                                     194
            --------------------------------------------------------------------
                                                                             394
            --------------------------------------------------------------------

            BANKING -- 5.9%
       5    Comerica, Inc.**                                                 258
       6    Doral Financial Corp. (Puerto Rico)**                            187
       7    First Horizon National Corp.**                                   286
       9    KeyCorp**                                                        276
       7    National Commerce Financial Corp.**                              181
       6    North Fork Bancorporation, Inc.**                                204
       6    SunTrust Banks, Inc.**                                           422
      14    The Bank of New York Co., Inc.**                                 399
       4    Wachovia Corp.**                                                 174
      11    Wells Fargo & Co.**                                              621
            --------------------------------------------------------------------
                                                                           3,008
            --------------------------------------------------------------------

            BIOTECHNOLOGY -- 1.0%
       4    Amgen, Inc.* **                                                  209
       2    Gilead Sciences, Inc.* **                                        103
       7    Human Genome Sciences, Inc.* **                                   83
       5    Medimmune, Inc.* **                                              116
            --------------------------------------------------------------------
                                                                             511
            --------------------------------------------------------------------

            BROADCASTING/CABLE -- 0.4%
       6    EchoStar Communications Corp.,
            Class A* **                                                      196

            BUSINESS SERVICES -- 1.6%
      22    Accenture LTD (Bermuda), Class A* **                    $        514
       3    Computer Sciences Corp.* **                                      135
       6    SunGard Data Systems, Inc.* **                                   164
            --------------------------------------------------------------------
                                                                             813
            --------------------------------------------------------------------

            CHEMICALS -- 1.6%
      14    Praxair, Inc.**                                                  515
       4    Rohm & Haas Co.**                                                151
       4    The Dow Chemical Co.**                                           175
            --------------------------------------------------------------------
                                                                             841
            --------------------------------------------------------------------

            COMPUTER NETWORKS -- 0.8%
      10    Cisco Systems, Inc.* **                                          213
      10    Juniper Networks, Inc.* **                                       212
            --------------------------------------------------------------------
                                                                             425
            --------------------------------------------------------------------

            COMPUTER SOFTWARE -- 2.9%
       7    Mercury Interactive Corp.* **                                    302
      35    Oracle Corp.* **                                                 387
       7    SAP AG (Germany), ADR**                                          246
      14    Take-Two Interactive Software, Inc.* **                          399
       6    VERITAS Software Corp.* **                                       165
            --------------------------------------------------------------------
                                                                           1,499
            --------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 1.9%
       9    Dell, Inc.* **                                                   312
       8    Hewlett-Packard Co.                                              156
       3    Lexmark International, Inc.* **                                  262
       5    NCR Corp.* **                                                    228
            --------------------------------------------------------------------
                                                                             958
            --------------------------------------------------------------------

            CONSTRUCTION -- 0.7%
       6    Centex Corp.**                                                   264
       2    Lennar Corp., Class A**                                          103
            --------------------------------------------------------------------
                                                                             367
            --------------------------------------------------------------------

            CONSTRUCTION MATERIALS -- 0.3%
       5    Masco Corp.**                                                    134

            CONSUMER PRODUCTS -- 2.3%
       8    Altria Group, Inc.**                                             454
       4    Procter & Gamble Co.**                                           391

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG POSITIONS -- CONTINUED

            CONSUMER PRODUCTS -- CONTINUED
       8    The Gillette Co.**                                      $        336
            --------------------------------------------------------------------
                                                                           1,181
            --------------------------------------------------------------------

            DIVERSIFIED -- 2.4%
      13    General Electric Co.**                                           389
      31    Tyco International LTD (Bermuda)**                               843
            --------------------------------------------------------------------
                                                                           1,232
            --------------------------------------------------------------------

            ENTERTAINMENT/LEISURE -- 0.4%
       5    Carnival Corp.**                                                 192

            FINANCIAL SERVICES -- 8.9%
      17    CIT Group, Inc.**                                                581
      22    Citigroup, Inc.**                                              1,071
       4    Countrywide Financial Corp.**                                    249
      10    Freddie Mac**                                                    590
       1    Goldman Sachs Group, Inc.**                                       77
       7    Legg Mason, Inc.**                                               617
      11    MBNA Corp.**                                                     266
      18    Morgan Stanley**                                                 910
      12    The Charles Schwab Corp.**                                       128
       4    Washington Mutual, Inc.**                                        146
            --------------------------------------------------------------------
                                                                           4,635
            --------------------------------------------------------------------

            FOOD/BEVERAGE PRODUCTS -- 1.1%
       9    Coca-Cola Enterprises, Inc.**                                    235
       1    Sara Lee Corp.**                                                  32
       6    The Coca-Cola Co.**                                              304
            --------------------------------------------------------------------
                                                                             571
            --------------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- 3.2%
       1    Aetna, Inc.**                                                    116
       6    Anthem, Inc.* **                                                 505
       3    Becton, Dickinson & Co.**                                        172
      11    Guidant Corp.**                                                  699
       3    HCA, Inc.**                                                      126
            --------------------------------------------------------------------
                                                                           1,618
            --------------------------------------------------------------------

            HOTELS/OTHER LODGING -- 0.6%
       5    Mandalay Resort Group**                                          310

            INSURANCE -- 9.8%
       9    AFLAC, Inc.                                             $        363
      12    AMBAC Financial Group, Inc.**                                    821
       5    Hartford Financial Services Group, Inc.**                        318
       6    MBIA, Inc.**                                                     330
      18    RenaissanceRe Holdings LTD (Bermuda)**                           927
      12    The Allstate Corp.**                                             565
       9    Torchmark Corp.**                                                489
      30    Willis Group Holdings LTD
            (United Kingdom)**                                             1,104
       2    XL Capital LTD (Bermuda), Class A**                              153
            --------------------------------------------------------------------
                                                                           5,070
            --------------------------------------------------------------------

            INTERNET SERVICES/SOFTWARE -- 0.7%
       4    eBay, Inc.* **                                                   335

            LEASING -- 0.2%
       5    GATX Corp.**                                                     115

            MANUFACTURING -- 1.0%
       6    Cooper Industries LTD, Class A**                                 346
       3    Eaton Corp.**                                                    148
            --------------------------------------------------------------------
                                                                             494
            --------------------------------------------------------------------

            METALS/MINING -- 2.3%
       8    Alcan, Inc. (Canada)**                                           306
      28    Alcoa, Inc.**                                                    867
            --------------------------------------------------------------------
                                                                           1,173
            --------------------------------------------------------------------

            MULTI-MEDIA -- 4.3%
      19    Fox Entertainment Group, Inc.,
            Class A* **                                                      532
       5    Gannett Co., Inc.**                                              451
       5    The E.W. Scripps Co., Class A**                                  538
      18    Viacom, Inc., Class B**                                          707
            --------------------------------------------------------------------
                                                                           2,228
            --------------------------------------------------------------------

            OIL & GAS -- 5.7%
       9    Baker Hughes, Inc.**                                             312
       8    ConocoPhillips**                                                 564
       7    Cooper Cameron Corp.* **                                         314
       4    Devon Energy Corp.**                                             269
       6    Exxon Mobil Corp.**                                              251

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG POSITIONS -- CONTINUED

            OIL & GAS -- CONTINUED
      12    GlobalSantaFe Corp.**                                   $        327
       9    Pride International, Inc.* **                                    143
      11    Rowan Companies, Inc.* **                                        250
       5    Unocal Corp.**                                                   173
       5    Valero Energy Corp.**                                            306
            --------------------------------------------------------------------
                                                                           2,909
            --------------------------------------------------------------------

            PACKAGING -- 0.2%
       6    Smurfit-Stone Container Corp.* **                                 96

            PAPER/FOREST PRODUCTS -- 0.3%
       4    Georgia-Pacific Corp.**                                          130

            PHARMACEUTICALS -- 4.0%
       7    Eli Lilly & Co.**                                                502
       8    Forest Laboratories, Inc.* **                                    502
       6    Johnson & Johnson**                                              313
       9    Sepracor, Inc.* **                                               426
       4    Watson Pharmaceuticals, Inc.* **                                 132
       5    Wyeth**                                                          198
            --------------------------------------------------------------------
                                                                           2,073
            --------------------------------------------------------------------

            PIPELINES -- 0.3%
      33    Dynegy, Inc., Class A* **                                        131

            REAL ESTATE INVESTMENT TRUST -- 5.8%
      20    Archstone-Smith Trust**                                          554
      10    CarrAmerica Realty Corp.**                                       288
      10    Duke Realty Corp.**                                              286
       4    Equity Office Properties Trust**                                 111
       5    Federal Realty Investment Trust**                                193
      17    MACK-CALI Realty Corp.**                                         620
      19    ProLogis Trust**                                                 547
       8    The Rouse Co.**                                                  359
            --------------------------------------------------------------------
                                                                           2,958
            --------------------------------------------------------------------

            RESTAURANTS/FOOD SERVICES -- 0.7%
      10    McDonald's Corp.**                                               262
       2    Wendy's International, Inc.**                                     74
            --------------------------------------------------------------------
                                                                             336
            --------------------------------------------------------------------

            RETAILING -- 2.6%
       4    Abercrombie & Fitch Co., Class A**                      $        113
       3    CVS Corp.**                                                      131
       6    Federated Department Stores, Inc.**                              275
       6    Home Depot, Inc.**                                               226
       5    Kohl's Corp.* **                                                 209
       4    Ross Stores, Inc.**                                              131
       4    Target Corp.**                                                   173
       4    The Gap, Inc.**                                                   79
            --------------------------------------------------------------------
                                                                           1,337
            --------------------------------------------------------------------

            SEMI-CONDUCTORS -- 5.1%
      24    Altera Corp.* **                                                 476
      12    Analog Devices, Inc.**                                           515
      13    Intersil Corp., Class A**                                        247
      16    Linear Technology Corp.**                                        556
      21    Novellus Systems, Inc.* **                                       605
       7    Xilinx, Inc.* **                                                 239
            --------------------------------------------------------------------
                                                                           2,638
            --------------------------------------------------------------------

            SHIPPING/TRANSPORTATION -- 0.6%
      13    Norfolk Southern Corp.**                                         312

            STEEL -- 1.0%
      19    United States Steel Corp.**                                      535

            TELECOMMUNICATIONS -- 2.0%
      10    Nextel Communications, Inc., Class A* **                         231
      10    Sprint Corp. - FON Group**                                       174
      14    Tellabs, Inc.* **                                                119
      14    Verizon Communications, Inc.**                                   517
            --------------------------------------------------------------------
                                                                           1,041
            --------------------------------------------------------------------

            TOYS & GAMES -- 0.5%
      13    Hasbro, Inc.**                                                   253

            UTILITIES -- 6.5%
       9    Edison International**                                           206
       4    Entergy Corp.**                                                  240
       1    FPL Group, Inc.**                                                 83
      11    PG&E Corp.* **                                                   303
      14    Pinnacle West Capital Corp.**                                    547
      10    PPL Corp.**                                                      433

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG POSITIONS -- CONTINUED

            UTILITIES -- CONTINUED
       9    SCANA Corp.**                                           $        323
      26    Sierra Pacific Resources* **                                     185
       7    TXU Corp.**                                                      225
       7    Wisconsin Energy Corp.**                                         226
      32    XCEL Energy, Inc.**                                              539
            --------------------------------------------------------------------
                                                                           3,310
            --------------------------------------------------------------------
            Total Common Stocks                                           47,781
            (Cost $44,981)
            --------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.8%

            U.S. TREASURY SECURITY -- 0.1%
$     30    U.S. Treasury Note, 1.63%, 01/31/05 @                             30
            (Cost $30)

SHARES
--------------------------------------------------------------------------------
            MONEY MARKET FUND -- 6.7%
   3,442    JPMorgan Prime Money Market Fund (a) +                         3,442
            (Cost $3,442)
            --------------------------------------------------------------------
            Total Short-Term Investments                                   3,472
            (Cost $3,472)
            --------------------------------------------------------------------
            TOTAL LONG POSITIONS -- 100.0%                          $     51,253
            (COST $48,453)
            --------------------------------------------------------------------

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
SHORT POSITIONS -- 100.0%

            COMMON STOCKS -- 100.0%

            ADVERTISING -- 1.3%
     (39)   Interpublic Group of Companies, Inc.                    $       (612)

            AEROSPACE -- 1.4%
      (2)   General Dynamics Corp.                                          (216)
     (16)   Goodrich Corp.                                                  (466)
            --------------------------------------------------------------------
                                                                            (682)
            --------------------------------------------------------------------

            AGRICULTURAL PRODUCTION/SERVICES -- 0.4%
      (5)   Monsanto Co.                                                    (190)

            APPAREL -- 0.5%
      (5)   Coach, Inc.*                                                    (217)

            AUTOMOTIVE -- 1.0%
     (48)   Delphi Corp.                                                    (492)

            BANKING -- 9.7%
      (7)   Bank of Hawaii Corp.                                            (297)
      (7)   Commerce Bancorp, Inc.                                          (427)
      (6)   Commerce Bancshares, Inc.                                       (265)
      (7)   FirstMerit Corp.                                                (177)
     (13)   Fulton Financial Corp.                                          (260)
      (3)   Hudson United Bancorp                                           (111)
     (20)   Huntington Bancshares, Inc.                                     (422)
      (7)   Independence Community Bank Corp.                               (262)
      (4)   M&T Bank Corp.                                                  (382)
      (0)^^ New York Community Bancorp, Inc.                                  (0)^^
      (8)   Northern Trust Corp.                                            (338)
      (4)   PNC Financial Services Group, Inc.                              (202)
     (14)   The Colonial BancGroup, Inc.                                    (236)
      (2)   UCBH Holdings, Inc.                                              (77)
      (5)   Union Planters Corp.                                            (142)
     (14)   Valley National Bancorp                                         (356)
     (14)   Washington Federal, Inc.                                        (327)
      (5)   Webster Financial Corp.                                         (209)
      (4)   Wilmington Trust Corp.                                          (132)
            --------------------------------------------------------------------
                                                                          (4,622)
            --------------------------------------------------------------------

            BIOTECHNOLOGY -- 0.8%
      (6)   Chiron Corp.*                                                   (292)
      (2)   Genzyme Corp.*                                                   (92)
            --------------------------------------------------------------------
                                                                            (384)
            --------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
SHORT POSITIONS -- CONTINUED

            BROADCASTING/CABLE -- 0.5%
      (5)   Clear Channel Communications, Inc.                      $       (228)

            BUSINESS SERVICES -- 1.8%
      (3)   Affiliated Computer Services, Inc.,
            Class A*                                                        (150)
      (4)   Automatic Data Processing, Inc.                                 (188)
     (22)   Electronic Data Systems Corp.                                   (410)
      (3)   Paychex, Inc.                                                   (101)
            --------------------------------------------------------------------
                                                                            (849)
            --------------------------------------------------------------------

            CHEMICALS -- 1.6%
      (5)   E.I. DuPont de Nemours & Co.                                    (223)
     (11)   Lyondell Chemical Co.                                           (179)
      (4)   Potash Corp. of Saskatchewan (Canada)                           (350)
            --------------------------------------------------------------------
                                                                            (752)
            --------------------------------------------------------------------

            COMPUTER SOFTWARE -- 1.1%
      (6)   BEA Systems, Inc.*                                               (73)
     (12)   Computer Associates International, Inc.                         (330)
      (4)   PeopleSoft, Inc.*                                                (64)
      (8)   Siebel Systems, Inc.*                                            (78)
            --------------------------------------------------------------------
                                                                            (545)
            --------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 1.9%
      (4)   Apple Computer, Inc.*                                           (103)
     (20)   EMC Corp.*                                                      (220)
     (45)   Gateway, Inc.*                                                  (216)
      (3)   International Business Machines Corp.                           (282)
      (7)   Seagate Technology (Cayman Islands)                              (90)
            --------------------------------------------------------------------
                                                                            (911)
            --------------------------------------------------------------------

            CONSUMER PRODUCTS -- 4.0%
     (14)   Black & Decker Corp.                                            (821)
      (7)   Clorox Co.                                                      (352)
      (7)   Kimberly-Clark Corp.                                            (439)
     (12)   Newell Rubbermaid, Inc.                                         (296)
            --------------------------------------------------------------------
                                                                          (1,908)
            --------------------------------------------------------------------

            ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.9%
      (5)   Agilent Technologies, Inc.*                                     (146)
     (12)   Emerson Electric Co.                                            (747)
            --------------------------------------------------------------------
                                                                            (893)
            --------------------------------------------------------------------

            ENTERTAINMENT/LEISURE -- 0.5%
      (3)   Harrah's Entertainment, Inc.                            $       (171)

            ENVIRONMENTAL SERVICES -- 0.5%
      (8)   Waste Management, Inc.                                          (233)

            FINANCIAL SERVICES -- 6.6%
     (13)   American Express Co.                                            (637)
     (48)   Janus Capital Group, Inc.                                       (734)
     (15)   Lehman Brothers Holdings, Inc.                                (1,108)
     (13)   T. Rowe Price Group, Inc.                                       (677)
            --------------------------------------------------------------------
                                                                          (3,156)
            --------------------------------------------------------------------

            FOOD/BEVERAGE PRODUCTS -- 2.1%
     (21)   Campbell Soup Co.                                               (569)
      (2)   Hershey Foods Corp.                                             (187)
      (8)   Pepsi Bottling Group, Inc.                                      (237)
            --------------------------------------------------------------------
                                                                            (993)
            --------------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- 3.2%
     (11)   Baxter International, Inc.                                      (351)
      (3)   Biomet, Inc.                                                    (126)
      (2)   CIGNA Corp.                                                     (129)
      (8)   Medtronic, Inc.                                                 (424)
      (0)^^ St. Jude Medical, Inc.*                                          (31)
     (13)   Tenet Healthcare Corp.*                                         (148)
      (5)   UnitedHealth Group, Inc.                                        (320)
            --------------------------------------------------------------------
                                                                          (1,529)
            --------------------------------------------------------------------

            INSURANCE -- 10.6%
     (13)   American International Group, Inc.                              (910)
     (36)   AON Corp.                                                       (951)
     (17)   Cincinnati Financial Corp.                                      (714)
     (13)   Jefferson-Pilot Corp.                                           (655)
      (8)   Lincoln National Corp.                                          (355)
      (4)   Markel Corp.*                                                 (1,084)
      (5)   Marsh & McLennan Companies, Inc.                                (239)
      (3)   Mercury General Corp.                                           (158)
            --------------------------------------------------------------------
                                                                          (5,066)
            --------------------------------------------------------------------

            INTERNET SERVICES/SOFTWARE -- 1.1%
    (104)   Ariba, Inc.*                                                    (230)
      (3)   Symantec Corp.*                                                 (144)

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
SHORT POSITIONS -- CONTINUED

            INTERNET SERVICES/SOFTWARE -- CONTINUED
      (4)   VeriSign, Inc.*                                         $        (58)
      (2)   Yahoo!, Inc.*                                                   (101)
            --------------------------------------------------------------------
                                                                            (533)
            --------------------------------------------------------------------

            MACHINERY & ENGINEERING EQUIPMENT -- 1.5%
      (9)   Dover Corp.                                                     (361)
     (11)   Rockwell Automation, Inc.                                       (369)
            --------------------------------------------------------------------
                                                                            (730)
            --------------------------------------------------------------------

            MANUFACTURING -- 0.7%
      (4)   Honeywell International, Inc.                                   (152)
      (4)   Parker Hannifin Corp.                                           (205)
            --------------------------------------------------------------------
                                                                            (357)
            --------------------------------------------------------------------

            METALS/MINING -- 3.5%
      (8)   Freeport-McMoRan Copper & Gold, Inc.,
            Class B                                                         (238)
      (6)   Inco LTD (Canada)*                                              (169)
     (20)   Newmont Mining Corp.                                            (767)
      (3)   Phelps Dodge Corp.*                                             (224)
     (18)   Placer Dome, Inc. (Canada)                                      (246)
            --------------------------------------------------------------------
                                                                          (1,644)
            --------------------------------------------------------------------

            MULTI-MEDIA -- 3.2%
     (15)   Comcast Corp., Class A*                                         (451)
      (5)   Comcast Corp., Special Class A*                                 (140)
      (6)   New York Times Co., Class A                                     (279)
     (39)   Time Warner, Inc.*                                              (649)
            --------------------------------------------------------------------
                                                                          (1,519)
            --------------------------------------------------------------------

            OIL & GAS -- 6.4%
      (6)   Amerada Hess Corp.                                              (434)
      (2)   Burlington Resources, Inc.                                      (148)
      (8)   Kerr-McGee Corp.*                                               (391)
     (19)   Marathon Oil Corp.                                              (638)
      (4)   Murphy Oil Corp.                                                (301)
      (2)   Pogo Producing Co.                                              (103)
      (7)   Schlumberger LTD                                                (410)
      (8)   Smith International, Inc.*                                      (449)
      (3)   Sunoco, Inc.                                                    (164)
            --------------------------------------------------------------------
                                                                          (3,038)
            --------------------------------------------------------------------

            PAPER/FOREST PRODUCTS -- 0.5%
      (3)   International Paper Co.                                 $       (113)
      (2)   Weyerhaeuser Co.                                                (106)
            --------------------------------------------------------------------
                                                                            (219)
            --------------------------------------------------------------------

            PHARMACEUTICALS -- 5.0%
      (5)   Abbott Laboratories                                             (225)
      (3)   AmerisourceBergen Corp.                                         (167)
     (37)   Bristol-Myers Squibb Co.                                        (929)
      (9)   Merck & Co., Inc.                                               (414)
     (38)   Schering-Plough Corp.                                           (629)
            --------------------------------------------------------------------
                                                                          (2,364)
            --------------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUST -- 6.2%
     (10)   AMB Property Corp.                                              (312)
     (13)   Catellus Development Corp.                                      (282)
      (7)   Essex Property Trust, Inc.                                      (414)
     (10)   Health Care Properties Investors, Inc.                          (246)
     (17)   Health Care REIT, Inc.                                          (559)
     (11)   New Plan Excel Realty Trust                                     (243)
      (7)   Pan Pacific Retail Properties, Inc.                             (329)
     (16)   Reckson Associates Realty Corp.                                 (387)
     (10)   United Dominion Realty Trust, Inc.                              (186)
            --------------------------------------------------------------------
                                                                          (2,958)
            --------------------------------------------------------------------

            RESTAURANTS/FOOD SERVICES -- 0.9%
     (11)   Darden Restaurants, Inc.                                        (252)
      (5)   Starbucks Corp.*                                                (194)
            --------------------------------------------------------------------
                                                                            (446)
            --------------------------------------------------------------------

            RETAILING -- 3.3%
     (15)   Albertson's, Inc.                                               (362)
      (2)   Best Buy Co., Inc.                                              (108)
     (20)   Circuit City Stores, Inc.                                       (236)
      (4)   Costco Wholesale Corp.*                                         (139)
      (9)   Dillards, Inc., Class A                                         (153)
     (13)   Safeway, Inc.*                                                  (294)
      (3)   Sears, Roebuck & Co.                                            (140)
      (2)   Wal-Mart Stores, Inc.                                           (131)
            --------------------------------------------------------------------
                                                                          (1,563)
            --------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
SHORT POSITIONS -- CONTINUED

            SEMI-CONDUCTORS -- 5.2%
     (10)   Advanced Micro Devices, Inc.*                           $       (139)
     (30)   Applied Materials, Inc.*                                        (540)
      (9)   Cypress Semiconductor Corp.*                                    (121)
     (31)   LSI Logic Corp.*                                                (234)
     (12)   Maxim Integrated Products, Inc.                                 (561)
      (6)   National Semiconductor Corp.*                                   (233)
     (14)   PMC - Sierra, Inc.*                                             (170)
     (19)   Texas Instruments, Inc.                                         (489)
            --------------------------------------------------------------------
                                                                          (2,487)
            --------------------------------------------------------------------

            SHIPPING/TRANSPORTATION -- 0.8%
      (3)   CSX Corp.                                                       (104)
      (5)   Union Pacific Corp.                                             (295)
            --------------------------------------------------------------------
                                                                            (399)
            --------------------------------------------------------------------

            TELECOMMUNICATIONS -- 1.9%
     (36)   AT&T Corp.                                                      (624)
     (10)   BellSouth Corp.                                                 (261)
            --------------------------------------------------------------------
                                                                            (885)
            --------------------------------------------------------------------

            TELECOMMUNICATIONS EQUIPMENT -- 0.6%
     (38)   CIENA Corp.*                                                    (157)
     (37)   JDS Uniphase Corp.*                                             (112)
     (10)   Nortel Networks Corp. (Canada)*                         $        (39)
            --------------------------------------------------------------------
                                                                            (308)
            --------------------------------------------------------------------

            TOYS & GAMES -- 0.9%
     (21)   Leapfrog Enterprises, Inc.*                                     (445)

            UTILITIES -- 6.9%
     (36)   Calpine Corp.*                                                  (156)
     (34)   Centerpoint Energy, Inc.                                        (363)
     (10)   DTE Energy Co.                                                  (406)
     (12)   Exelon Corp.                                                    (790)
      (5)   FirstEnergy Corp.                                               (203)
      (1)   Progress Energy, Inc.                                            (39)
      (6)   Public Service Enterprise Group, Inc.                           (275)
     (32)   TECO Energy, Inc.                                               (412)
     (24)   The AES Corp.*                                                  (205)
     (14)   The Southern Co.                                                (417)
            --------------------------------------------------------------------
                                                                          (3,266)
            --------------------------------------------------------------------
            TOTAL SHORT POSITIONS -- 100.0%                         $    (47,594)
            (PROCEEDS $46,246)
            --------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                              NOTIONAL              UNREALIZED
NUMBER OF                                                                     VALUE AT            APPRECIATION
CONTRACTS   DESCRIPTION                               EXPIRATION DATE    4/30/04 (USD)    (DEPRECIATION) (USD)
--------------------------------------------------------------------------------------------------------------
            SHORT FUTURES OUTSTANDING
(1)         S&P 500 Index                                June, 2004           $   (277)                  $   9

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GLOBAL 50 FUND

PORTFOLIO OF INVESTMENTS             AS OF APRIL 30, 2004            (Unaudited)
(Amounts in thousands)

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.9%

            COMMON STOCKS -- 97.9%

            BERMUDA -- 2.4%
      20    Tyco International LTD +                                $        560

            FRANCE -- 3.5%
      13    Societe Television Francaise 1 (f) (l) +                         401
      23    Thomson SA (f) +                                                 437
            --------------------------------------------------------------------
                                                                             838
            --------------------------------------------------------------------

            GERMANY -- 3.9%
      26    Bayerische Hypo-und Vereinsbank AG* (f) +                        442
      23    TUI AG (f) (l) +                                                 482
            --------------------------------------------------------------------
                                                                             924
            --------------------------------------------------------------------

            HONG KONG -- 5.7%
     274    Cathay Pacific Airways LTD (f) +                                 492
      94    Henderson Land Development Co., LTD (f) +                        418
     164    Wharf Holdings LTD (f) +                                         446
            --------------------------------------------------------------------
                                                                           1,356
            --------------------------------------------------------------------

            INDIA -- 4.1%
       6    Infosys Technologies LTD, ADR +                                  492
      19    Reliance Industries LTD, GDR, # +                                488
            --------------------------------------------------------------------
                                                                             980
            --------------------------------------------------------------------

            INDONESIA -- 2.1%
      27    Telekomunikasi Indonesia TBK PT, ADR+                            490

            JAPAN -- 17.3%
       6    Aiful Corp. (f) +                                                553
      52    Asahi Breweries LTD (f) +                                        575
      61    Daiwa Securities Group, Inc. (f) +                               450
      91    Fujitsu LTD (f) +                                                620
       5    Nintendo Co., LTD (f) +                                          485
       0^^  Nippon Telegraph & Telephone Corp. (f) +                         474
       4    Rohm Co., LTD (f) +                                              502
      12    Sony Corp. (f) +                                                 451
            --------------------------------------------------------------------
                                                                           4,110
            --------------------------------------------------------------------

            PUERTO RICO -- 2.1%
      15    Doral Financial Corp. +                                          496

            RUSSIA -- 1.7%
       9    YUKOS, ADR +                                                     396

            SOUTH KOREA -- 4.3%
      14    POSCO, ADR +                                            $        430
       1    Samsung Electronics Co., LTD (f) +                               590
            --------------------------------------------------------------------
                                                                           1,020
            --------------------------------------------------------------------

            SPAIN -- 1.7%
      20    Iberdrola SA (f) +                                               400

            SWEDEN -- 2.1%
      15    SKF AB, Ser. B (f) +                                             498

            SWITZERLAND -- 6.6%
       9    Adecco SA* (f) +                                                 401
      24    Compagnie Financiere Richemont AG,
            Class A (f) +                                                    602
       4    Zurich Financial Services AG (f) +                               557
            --------------------------------------------------------------------
                                                                           1,560
            --------------------------------------------------------------------

            TAIWAN -- 2.1%
      97    United Microelectronics Corp., ADR* +                            502

            THE NETHERLANDS -- 3.5%
      31    Aegon NV (f) (l) +                                               407
      58    Koninklijke KPN NV (f) (l) +                                     414
            --------------------------------------------------------------------
                                                                             821
            --------------------------------------------------------------------

            UNITED KINGDOM -- 9.8%
      33    Diageo PLC (f) +                                                 437
      18    Man Group PLC (f) +                                              523
      48    Prudential PLC (f) +                                             378
      16    Royal Bank of Scotland Group PLC (f) +                           469
     215    Vodafone Group PLC (f) +                                         520
            --------------------------------------------------------------------
                                                                           2,327
            --------------------------------------------------------------------

            UNITED STATES -- 25.0%
      14    Alcoa, Inc. +                                                    444
       6    AMBAC Financial Group, Inc. +                                    424
       7    Anadarko Petroleum Corp. +                                       395
      21    Cisco Systems, Inc.* +                                           427
       9    Citigroup, Inc. +                                                446
       7    ConocoPhillips +                                                 487
       6    Eli Lilly & Co. +                                                463
      12    Home Depot, Inc. +                                               439
      17    Juniper Networks, Inc.* +                                        372
      12    Pfizer, Inc. +                                                   446

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            UNITED STATES -- CONTINUED
      13    United States Steel Corp. +                             $        372
       5    United Technologies Corp. +                                      414
      13    Viacom, Inc., Class B +                                          490
       8    Wyeth +                                                          319
            --------------------------------------------------------------------
                                                                           5,938
            --------------------------------------------------------------------
            Total Common Stocks                                           23,216
            (Cost $21,640)
            --------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.1%

            U.S. TREASURY SECURITY -- 0.2%
$     40    U.S. Treasury Bill, 0.90%, 7/29/04 @                              40
            (Cost $40)

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
            MONEY MARKET FUND -- 1.9%
     451    JPMorgan Prime Money Market Fund (a)                    $        451
            (Cost $451)
            --------------------------------------------------------------------
            Total Short-Term Investments                                     491
            (Cost $491)
            --------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%                             $     23,707
            (COST $22,131)
            --------------------------------------------------------------------

SHARES      COLLATERAL INVESTMENTS                                         VALUE
--------------------------------------------------------------------------------
            MONEY MARKET FUNDS (c)
     867    Aim Short Term Investment Co.                           $        867
     803    Merrill Lynch Premier Fund                                       803
            --------------------------------------------------------------------
                                                                    $      1,670
            --------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2004

INDUSTRY                                                          % OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------------------
Electronics/Electrical Equipment                                             8.3%
Financial Services                                                           8.3
Telecommunications                                                           8.0
Insurance                                                                    7.4
Banking                                                                      5.9
Oil & Gas                                                                    5.4
Pharmaceuticals                                                              5.2
Retailing                                                                    4.4
Food/Beverage Products                                                       4.3
Diversified                                                                  4.2
Multi-Media                                                                  3.8
Steel                                                                        3.4
Computer Networks                                                            3.4
Computers/Computer Hardware                                                  2.6
Semi-Conductors                                                              2.1
Industrial Components                                                        2.1
Airlines                                                                     2.1
Computer Software                                                            2.1
Chemicals                                                                    2.1
Toys & Games                                                                 2.0
Entertainment/Leisure                                                        2.0
Money Market Fund                                                            1.9
Metals/Mining                                                                1.9
Real Estate                                                                  1.8
Aerospace                                                                    1.7
Business Services                                                            1.7
Utilities                                                                    1.7
Other (below 1%)                                                             0.2
--------------------------------------------------------------------------------------------
Total                                                                      100.0%
--------------------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                  NOTIONAL                UNREALIZED
NUMBER OF                                                                         VALUE AT              APPRECIATION
CONTRACTS   DESCRIPTION                                   EXPIRATION DATE    4/30/04 (USD)      (DEPRECIATION) (USD)
--------------------------------------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
2           S&P 500 Index                                    June, 2004            $   553                  $    (10)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Amounts in thousands)

                                                                                                 NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
         CONTRACTS TO BUY                       DATE        VALUE (USD)    4/30/04 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
    620                   AUD                5/25/04          $     473        $     447             $      (26)
    193                   AUD for
     80                   GBP                5/25/04                142~             139~                    (3)
  1,011                   CAD                5/25/04                757              735                    (22)
  2,862                   EUR                5/25/04              3,505            3,429                    (76)
    280                   EUR for
 35,978                   JPY                5/25/04                326~             335~                     9
    559                   GBP                5/25/04              1,016              991                    (25)
  4,166                   HKD                5/25/04                535              534                     (1)
257,206                   JPY                5/25/04              2,405            2,332                    (73)
 29,110                   JPY for
    230                   EUR                5/25/04                276~             264~                   (12)
  1,132                   SEK                5/25/04                150              148                     (2)
    993                   SGD                5/25/04                579              584                      5
---------------------------------------------------------------------------------------------------------------
                                                              $  10,164        $   9,938             $     (226)
---------------------------------------------------------------------------------------------------------------

                                                                                                 NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
        CONTRACTS TO SELL                       DATE        VALUE (USD)    4/30/04 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
    130                   AUD                5/25/04          $     102        $      94             $        8
  1,203                   CHF                5/25/04                958              928                     30
  4,132                   EUR                5/25/04              5,060            4,950                    110
    290                   GBP                5/25/04                534              513                     21
 13,673                   HKD                5/25/04              1,763            1,754                      9
474,820                   JPY                5/25/04              4,366            4,305                     61
  2,367                   SEK                5/25/04                325              310                     15
    705                   SGD                5/25/04                418              414                      4
---------------------------------------------------------------------------------------------------------------
                                                              $  13,526        $  13,268             $      258
---------------------------------------------------------------------------------------------------------------

~ For cross-currency exchange contracts, the settlement value is the market value at 4/30/04 of currency being sold, and the value at 4/30/04 is the market value at 4/30/04 of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GLOBAL HEALTHCARE FUND

PORTFOLIO OF INVESTMENTS             AS OF APRIL 30, 2004            (Unaudited)
(Amounts in thousands)

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 100%

            COMMON STOCKS -- 100.0%

            BELGIUM -- 0.9%
       2    UCB SA (f) +                                            $         72

            DENMARK -- 1.5%
       3    Novo-Nordisk A/S, Class B (f) +                                  122

            FRANCE -- 2.4%
       3    Aventis SA (f) (l) +                                             205

            GERMANY -- 1.2%
       2    Schering AG (f) (l) +                                             98

            ISRAEL -- 1.5%
       1    Taro Pharmaceutical Industries LTD* +                             37
       1    Teva Pharmaceutical Industries LTD, ADR                           86
            --------------------------------------------------------------------
                                                                             123
            --------------------------------------------------------------------

            JAPAN -- 3.4%
       5    Fujisawa Pharmaceutical Co., LTD (f) +                           115
       3    Suzuken Co., LTD (f) +                                            95
       4    Taisho Pharmaceutical Co., LTD (f) +                              78
            --------------------------------------------------------------------
                                                                             288
            --------------------------------------------------------------------

            SWITZERLAND -- 13.3%
      12    Novartis AG (f) +                                                517
       5    Roche Holding AG (f) +                                           505
       0^^  Synthes-Stratec, Inc. (f) +                                       93
            --------------------------------------------------------------------
                                                                           1,115
            --------------------------------------------------------------------

            UNITED KINGDOM -- 6.8%
       8    AstraZeneca PLC (f) +                                            363
       3    Galen Holdings PLC +                                              36
       8    GlaxoSmithKline PLC (f) +                                        173
            --------------------------------------------------------------------
                                                                             572
            --------------------------------------------------------------------

            UNITED STATES -- 69.0%
       4    Abbott Laboratories +                                            196
       3    Able Laboratories, Inc.* +                                        51
       4    Adolor Corp.* +                                                   65
       6    Amgen, Inc.* +                                                   356
       2    Anthem, Inc.* +                                                  150
       3    AtheroGenics, Inc.* +                                             62
       2    Becton, Dickinson & Co. +                                        119
       3    Biogen Idec, Inc.* +                                    $        151
       2    Boston Scientific Corp.*                                          99
       5    Cypress Bioscience, Inc.* +                                       78
       2    Cytokinetics, Inc.* +                                             33
       8    Eli Lilly & Co. +                                                599
       1    Forest Laboratories, Inc.* +                                      73
       1    Genentech, Inc.* +                                               113
       2    Gilead Sciences, Inc.* +                                          94
       5    Guidant Corp. +                                                  290
       3    HCA, Inc. +                                                      141
       1    ImClone Systems, Inc.* +                                          51
      14    Johnson & Johnson +                                              762
       3    Mariner Health Care, Inc.* +                                      59
       1    Medicis Pharmaceutical Corp., Class A +                           46
       5    Medtronic, Inc. +                                                253
       5    Merck & Co., Inc. +                                              244
       2    PacifiCare Health Systems* +                                      66
      29    Pfizer, Inc. +                                                 1,021
       1    Sepracor, Inc.* +                                                 55
       1    Varian Medical Systems, Inc.* +                                   67
       1    WellPoint Health Networks, Inc.* +                                74
       7    Wyeth +                                                          263
       2    Zimmer Holdings, Inc.* +                                         166
            --------------------------------------------------------------------
                                                                           5,797
            --------------------------------------------------------------------
            Total Common Stocks                                            8,392
            (Cost $7,052)
            --------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 0.0% ^

            MONEY MARKET FUND -- 0.0% ^
       0^^  JPMorgan Prime Money Market Fund (a)                               0^^
            (Cost $0 ^^)
            --------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%                             $      8,392
            (COST $7,052)
            --------------------------------------------------------------------

SHARES      COLLATERAL INVESTMENTS                                         VALUE
--------------------------------------------------------------------------------
            MONEY MARKET FUNDS (c)
     130    Aim Short Term Investment Co.                                    130
     136    Merrill Lynch Premier Fund                                       136
            --------------------------------------------------------------------
                                                                    $        266
            --------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2004

INDUSTRY                                                         % OF INVESTMENT SECURITIES
-------------------------------------------------------------------------------------------
Pharmaceutical                                                              72.3%
Health Care/Health Care Services                                            18.8
Biotechnology                                                                8.9
Other (below 1%)                                                             0.0^
-------------------------------------------------------------------------------------------
Total                                                                      100.0%
-------------------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Amounts in thousands)

                                                                                                 NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
        CONTRACTS TO BUY                        DATE        VALUE (USD)    4/30/04 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
   346                    CHF                 5/7/04          $     275        $     267             $       (8)
   305                    DKK                 5/6/04                 49               49                     (-)^^
   550                    EUR                 5/7/04                683              659                    (24)
    54                    EUR                8/10/04                 64               65                      1
    50                    EUR for
 6,422                    JPY                 5/7/04                 58~              60~                     2
   393                    GBP                 5/7/04                721              698                    (23)
56,494                    JPY                 5/7/04                532              512                    (20)
 8,633                    JPY                8/10/04                 79               78                     (1)
 5,060                    JPY for
    40                    EUR                 5/7/04                 48~              46~                    (2)
---------------------------------------------------------------------------------------------------------------
                                                              $   2,509        $   2,434             $      (75)
---------------------------------------------------------------------------------------------------------------

                                                                                                 NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
        CONTRACTS TO SELL                       DATE        VALUE (USD)    4/30/04 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
   758                    CHF                 5/7/04          $     609        $     584             $       25
   305                    DKK                 5/6/04                 53               49                      4
   305                    DKK                8/10/04                 49               49                      -^^
   796                    EUR                 5/7/04                980              954                     26
   212                    GBP                 5/7/04                387              376                     11
55,132                    JPY                 5/7/04                509              500                      9
 2,171                    JPY                8/10/04                 20               20                      -^^
---------------------------------------------------------------------------------------------------------------
                                                              $   2,607        $   2,532             $       75
---------------------------------------------------------------------------------------------------------------

~ For cross-currency exchange contracts, the settlement value is the market value at 4/30/04 of currency being sold, and the value at 4/30/04 is the market value at 4/30/04 of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

Abbreviations:

^     -- Amount rounds to less than 0.1%.
^^    -- Amount rounds to less than one thousand.
*     -- Non-income producing security.
**    -- Securities are pledged with a broker as collateral for short sales.
#     -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
+     -- All or a portion of this security is segregated with the custodian for forward foreign currency contracts.
@     -- Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a) -- Affiliated. Money market funds registered under the Investment Company Act of 1940, as ammended and advised by JPMorgan Investment. Management, Inc.
(c)   -- Investment of cash collateral for portfolio securities on loan.
(f) -- Fair Valued Investment. The following are approximately the market value and percentage of the investments that are fair valued
         (amounts in thousands):

         FUND                                      MARKET VALUE       PERCENTAGE
         -----------------------------------------------------------------------
         Global 50 Fund                              $   13,424            56.62%
         Global Healthcare Fund                           2,436            29.02%

(l) -- Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
ADR   -- American Depository Receipt.
AUD   -- Australian Dollar.
CAD   -- Canadian Dollar.
CHF   -- Swiss Franc.
DKK   -- Danish Krone.
EUR   -- Euro Dollar.
GBP   -- Great Britain Pound.
GDR   -- Global Depository Receipt.
HKD   -- Hong Kong Dollar.
JPY   -- Japanese Yen.
REIT  -- Real Estate Investment Trust.
SEK   -- Swedish Krona.
Ser.  -- Series.
SGD   -- Singapore Dollar.
USD   -- United States Dollar.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FUNDS

STATEMENT OF ASSETS
AND LIABILITIES                  AS OF APRIL 30, 2004                (Unaudited)
(Amounts in thousands, except per share amounts)

                                                          MARKET                      GLOBAL
                                                         NEUTRAL     GLOBAL 50    HEALTHCARE
                                                            FUND          FUND          FUND
ASSETS
Investment in non-affiliates, at value               $    47,811   $    23,256   $     8,392
Investments in affiliates, at value                        3,442           451            --^
--------------------------------------------------------------------------------------------
Total investment securities, at value                     51,253        23,707         8,392
--------------------------------------------------------------------------------------------
Investments held as collateral for
securities lending program                                    --         1,670           266
Cash                                                         710            65            --
Foreign currency, at value                                    --            48            18
Deposits with broker for securities
sold short                                                48,293            --            --
Receivables:
    Investment securities sold                             2,033            74           325
    Fund shares sold                                          --            10             4
    Interest and dividends                                     7            58             3
    Foreign tax reclaim                                       --            29            10
    Variation margin                                           2            --            --
    Unrealized appreciation on forward
    foreign currency exchange contracts                       --           272            78
    Expense reimbursements                                     2            --             7
--------------------------------------------------------------------------------------------
Total Assets                                             102,300        25,933         9,103
--------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Securities sold short                                 47,594            --            --
    Due to custodian                                          --            --            92
    Investment securities purchased                        2,021            74           128
    Collateral for securities
    lending program                                           --         1,670           266
    Fund shares redeemed                                      --           229            69
    Unrealized depreciation on forward
    foreign currency exchange contracts                       --           240            78
    Variation margin                                          --            10            --
Accrued liabilities:
    Investment advisory fees                                  22            10            --^
    Shareholder servicing fees                                 1             1            --^
    Distribution fees                                         --^           --^           --^
    Custodian fees                                            29            40            29
    Trustees' fees                                            --^           --^           --^
    Other                                                     65            65            47
--------------------------------------------------------------------------------------------
Total Liabilities                                         49,732         2,339           709
--------------------------------------------------------------------------------------------
NET ASSETS                                           $    52,568   $    23,594   $     8,394
--------------------------------------------------------------------------------------------

^    Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

                                                          MARKET                      GLOBAL
                                                         NEUTRAL     GLOBAL 50    HEALTHCARE
                                                            FUND          FUND          FUND
NET ASSETS
Paid in capital                                      $    52,416   $    57,707   $    14,584
Accumulated undistributed
(overdistributed) net investment income                      (86)          175            46
Accumulated net realized gain (loss)
on investments, securities sold short,
futures and foreign exchange
transactions                                              (1,223)      (35,890)       (7,577)
Net unrealized appreciation
(depreciation) of investments,
securities sold short, futures and
foreign exchange transactions                              1,461         1,602         1,341
--------------------------------------------------------------------------------------------
Total Net Assets                                     $    52,568   $    23,594   $     8,394
--------------------------------------------------------------------------------------------
    Class A                                          $       220   $        75   $       182
    Class B                                          $       245   $        --   $        --
    Institutional                                    $    52,103   $        --   $        --
    Select                                           $        --   $    23,519   $     8,212
--------------------------------------------------------------------------------------------
Total                                                $    52,568   $    23,594   $     8,394
--------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
($0.001 par value; unlimited number
of shares authorized):
    Class A                                                   15             6            13
    Class B                                                   17            --            --
    Institutional                                          3,616            --            --
    Select                                                    --         1,905           614
Net Asset Value:
    Class A (and redemption price)                   $     14.32   $     12.29   $     14.47
    Class B*                                         $     14.18   $        --   $        --
    Institutional (and redemption price)             $     14.41   $        --   $        --
    Select (and redemption price)                    $        --   $     12.35   $     13.36
Class A Maximum Public Offering
Price Per Share (net asset value per
share/94.25%)                                        $     15.19   $     13.04   $     15.35
Cost of investments                                  $    48,453   $    22,131   $     7,052
Cost of foreign currency                             $        --   $        48   $        18
--------------------------------------------------------------------------------------------
Proceeds from securities sold short                  $    46,246   $        --   $        --
--------------------------------------------------------------------------------------------

*    Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF
OPERATIONS             FOR THE SIX MONTHS ENDED APRIL 30, 2004       (Unaudited)
(Amounts in thousands)

                                                          MARKET                      GLOBAL
                                                         NEUTRAL     GLOBAL 50    HEALTHCARE
                                                            FUND          FUND          FUND
INVESTMENT INCOME
Interest                                             $       163   $        37   $         6
Dividend                                                     299           226            76
Dividend income from affiliated
investments*                                                  11             1            --^
Securities lending (net)                                      --             2            --^
Foreign taxes withheld                                        --             4            (5)
--------------------------------------------------------------------------------------------
Total investment income                                      473           270            77
--------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                     300           170            59
Administration fees                                           30            20             7
Shareholder servicing fees                                    20            34            12
Distribution fees                                              1            --^           --^
Custodian fees                                                45            50            44
Registration expenses                                         27            16            16
Printing and postage                                          20            10             4
Professional fees                                             41            30            28
Transfer agent fees                                           20            34            23
Trustees' fees                                                --^           --^           --^
Dividend expense on securities
sold short                                                   356            --            --
Other                                                          5             3             2
--------------------------------------------------------------------------------------------
Total expenses                                               865           367           195
--------------------------------------------------------------------------------------------
Less amounts waived                                          280           155            78
Less earnings credits                                         --^           --            --
Less expense reimbursements                                   27             8            47
--------------------------------------------------------------------------------------------
    Net expenses                                             558           204            70
--------------------------------------------------------------------------------------------
Net investment income (loss)                                 (85)           66             7
--------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

                                                          MARKET                      GLOBAL
                                                         NEUTRAL     GLOBAL 50    HEALTHCARE
                                                            FUND          FUND          FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
    Investments                                      $     1,715   $     4,430   $       434
    Securities sold short                                 (1,921)           --            --
    Futures                                                    2             5            --
    Foreign exchange contracts                                --          (168)          (75)
Change in net unrealized
appreciation/depreciation of:
    Investments                                             (351)       (2,423)          588
    Securities sold short                                  1,577            --            --
    Futures                                                   11           (13)           --
    Foreign currency translations                             --           149            37

Net realized and unrealized gain (loss)
on investments, securities sold short,
futures and foreign exchange
transactions                                               1,033         1,980           984
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                      $       948   $     2,046   $       991
--------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :                 $         2   $        --^  $        --^
--------------------------------------------------------------------------------------------

^    Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES
IN NET ASSETS                   FOR THE PERIODS INDICATED            (Unaudited)
(Amounts in thousands)

                                                     MARKET NEUTRAL FUND                GLOBAL 50 FUND
                                                -----------------------------    ----------------------------
                                                11/1/03 THROUGH    YEAR ENDED    11/1/03 THROUGH   YEAR ENDED
                                                        4/30/04      10/31/03            4/30/04     10/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                    $           (85)   $      (70)   $            66   $       89
Net realized gain (loss) on investments,
securities sold short, futures and
foreign exchange transactions                              (204)         (412)             4,267         (401)
Change in net unrealized appreciation /
depreciation of investments,
securities sold short, futures and
foreign currency translations                             1,237           691             (2,287)       6,329
-------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                         948           209              2,046        6,017
-------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                        --           (51)                --         (238)
Net realized gain on
investment transactions                                      --          (132)                --           --
-------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                      --          (183)                --         (238)
-------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                      34,984        (4,173)            (8,015)      (6,121)
-------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                  35,932        (4,147)            (5,969)        (342)
-------------------------------------------------------------------------------------------------------------
Beginning of period                                      16,636        20,783             29,563       29,905
-------------------------------------------------------------------------------------------------------------
End of period                                   $        52,568    $   16,636    $        23,594   $   29,563
-------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                               $           (86)   $       (1)   $           175   $      109
-------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

                                                    GLOBAL HEALTHCARE FUND
                                                -----------------------------
                                                11/1/03 THROUGH    YEAR ENDED
                                                        4/30/04      10/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                    $             7    $       (7)
Net realized gain (loss) on investments
and foreign exchange transactions                           359        (1,495)
Change in net unrealized appreciation /
depreciation of investments and
foreign currency translations                               625         2,723
-----------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                         991         1,221
-----------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                        --          (340)
-----------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                      (2,888)       (7,084)
-----------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                  (1,897)       (6,203)
-----------------------------------------------------------------------------
Beginning of period                                      10,291        16,494
-----------------------------------------------------------------------------
End of period                                   $         8,394    $   10,291
-----------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                               $            46    $       39
-----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

NOTES TO FINANCIAL
STATEMENTS                                                           (Unaudited)

1. ORGANIZATION

J.P. Morgan Series Trust ("JPMST" or the "Trust") was organized on August 15, 1996 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company.

The following are three separate portfolios of the Trust (collectively, the "Funds"):

                                 FUND     CLASSES OFFERED
   JPMorgan Market Neutral Fund ("MNF")   Class A, Class B, Institutional
        JPMorgan Global 50 Fund ("GFF")   Class A, Select
JPMorgan Global Healthcare Fund ("GHF")   Class A, Select

On September 12, 2003, GFF and GHF Class B and Class C shares merged into Class A shares; and Class B and Class C shares closed.

Class A shares generally provide for a front-end sales charge while Class B shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to Institutional and Select classes. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more at the purchase date held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, each of the Funds applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Funds' advisor, J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subject the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

As of April 30, 2004, MNF and GFF held open futures contracts as listed on the Funds' Portfolio of Investments.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

   1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

   2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Funds' exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency exchange is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of April 30, 2004, GFF and GHF had outstanding forward foreign currency exchange contracts as listed on the Funds' Portfolio of Investments.

E. SECURITIES ON LOAN -- GFF and GHF have been approved by the Board of Trustees for the lending of securities, through its custodian JPMorgan Chase Bank ("JPMCB", an affiliate of the Funds) acting as lending agent to certain borrowers. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral received in connection with the loan.

The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal at all times to the value of the securities loaned plus accrued interest. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund also continues to receive interest or dividends on the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. JPMCB invests the cash collateral on behalf of the Funds in accordance with investment guidelines contained in the securities lending agreement.

At April, 30 2004, the market value of securities loaned and the amount of collateral received were as follows (amounts in thousands):

           MARKET VALUE OF       MARKET VALUE OF
         SECURITIES LOANED   COLLATERAL RECEIVED
  FUND
  GFF          $     1,574           $     1,670
  GHF                  260                   266

JPMCB as lending agent receives a fee equal to 0.05% (0.06% prior to January 31, 2004) of the average dollar value of the loans of U.S. securities outstanding during a given month and 0.10% (0.1142% prior to January 31, 2004) of the average dollar value of loans of non-U.S. securities outstanding during a given month from the Funds as detailed below (amounts not in thousands):

  GFF                                $       623
  GHF                                        122

Risks of delay in recovery of securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the securities received. JPMCB will indemnify each Fund from any loss resulting from a borrower's failure to return a loaned security when due.

F. SHORT SALES -- MNF may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.

G. RESTRICTED AND ILLIQUID SECURITIES -- The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

H. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

I. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

J. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

K. FOREIGN TAXES -- The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which it invests.

L. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

M. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, JPMIM acts as the investment advisor to the Funds. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets.

The annual fee for each Fund is as follows:

                                INVESTMENT
                          ADVISORY FEE (%)
  FUND
  MNF                                1.50%
  GFF                                1.25%
  GHF                                1.25%

The Advisor waived fees as outlined in Note 3.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A and B Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                      CLASS A   CLASS B
  FUND
  MNF                    0.25      0.75
  GFF                    0.25       n/a
  GHF                    0.25       n/a

In addition, JPMFD is entitled to receive the contingent deferred sales charges ("CDSC") from redemptions of Class B shares.

C. SHAREHOLDER SERVICING FEES -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Funds with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance services to the shareholders. For performing these services JPMCB receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                           CLASS A         CLASS B      INSTITUTIONAL     SELECT
  FUND
  MNF                         0.25            0.25               0.10        n/a
  GFF                         0.25             n/a                n/a       0.25
  GHF                         0.25             n/a                n/a       0.25

JPMCB may enter into services contracts with certain entities under which it will pay all or a portion of the annual fee to such entities for performing shareholdings and administrative services.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between Schwab, JPMST and JPMCB is terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

The JPMCB waived fees as outlined in Note 3.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion for all the Funds.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, dividend expenses relating to short sales, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                           CLASS A         CLASS B      INSTITUTIONAL     SELECT
  FUND
  MNF                         1.50            2.00               1.00        n/a
  GFF                         1.75             n/a                n/a       1.50
  GHF                         1.75             n/a                n/a       1.50

The contractual expense limitation agreements were in effect for the six months ended April 30, 2004 . The expense limitation percentages in the table above are due to expire on February 28, 2005.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.F.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended April 30, 2004, the Funds' service providers waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). Neither the Funds' service providers nor the Administrator expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                                          CONTRACTUAL WAIVERS
                          ---------------------------------------------------
                          INVESTMENT                    SHAREHOLDER                CONTRACTUAL
                            ADVISORY   ADMINISTRATION     SERVICING     TOTAL   REIMBURSEMENTS
  FUND
  MNF                     $      232   $           30   $        18   $   280   $           27
  GFF                            122               20            13       155                8
  GHF                             59                7            12        78               47
  Total                   $      413   $           57   $        43   $   513   $           82

G. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisors.

The Funds may use related party broker/dealers. For the six months ended April 30, 2004, the Funds had no brokerage commissions with broker/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended April 30, 2004 are as follows (amounts in thousands):

                                                      SHAREHOLDER
FUND                                                    SERVICING    DISTRIBUTION    TRANSFER AGENT
MNF
Class A                                               $        --^   $         --^   $            7
Class B                                                        --^              1                 6
Institutional                                                  20              --                 7
---------------------------------------------------------------------------------------------------
                                                      $        20    $          1    $           20

GFF
Class A                                               $        --^   $         --^   $            8
Select                                                         34              --                26
---------------------------------------------------------------------------------------------------
                                                      $        34    $         --^   $           34

GHF
Class A                                               $        --^   $         --^   $           10
Select                                                         12              --                13
---------------------------------------------------------------------------------------------------
                                                      $        12    $         --^   $           23

^ Amount rounds to less than one thousand.

5. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended April 30, 2004 and the year ended October 31, 2003 are as follows (amounts in thousands):

                                               SIX MONTHS ENDED 04/30/04              YEAR ENDED 10/31/03
                                           ---------------------------------   ---------------------------------
                                                         NET                                 NET
FUND                                       INVESTMENT INCOME   REALIZED GAIN   INVESTMENT INCOME   REALIZED GAIN
MNF
Class A                                    $              --   $          --   $              --^  $           1
Class B                                                   --              --                  --^              1
Institutional                                             --              --                  51             130
----------------------------------------------------------------------------------------------------------------
                                           $              --   $          --   $              51   $         132

GFF
Class A                                    $              --   $          --   $              --^  $          --
Class B*                                                  --              --                  --^             --
Class C*                                                  --              --                  --              --
Select                                                    --              --                 238              --
----------------------------------------------------------------------------------------------------------------
                                           $              --   $          --   $             238   $          --

GHF
Class A                                    $              --   $          --   $               3   $          --
Class B*                                                  --              --                   2              --
Class C*                                                  --              --                  --^             --
Select                                                    --              --                 335              --
----------------------------------------------------------------------------------------------------------------
                                           $              --   $          --   $             340   $          --
----------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.
* On September 12, 2003, GFF and GHF Class B and Class C shares merged into Class A shares and Class B and Class C shares closed. The class specific distributions from net investment income and realized gain on investment transactions are for the period through September 12, 2003.

6. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                                     PURCHASES              SALES
                                               (EXCLUDING U.S.    (EXCLUDING U.S.
                                                   GOVERNMENT)        GOVERNMENT)
FUND
MNF                                            $        98,276    $        93,780
GFF                                                     17,392             23,216
GHF                                                      3,907              6,999

7. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2004 are as follows (amounts in thousands):

                                                                  GROSS          GROSS   NET UNREALIZED
                                               AGGREGATE     UNREALIZED     UNREALIZED     APPRECIATION
                                                    COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
FUND
MNF                                            $  48,453   $      3,870   $     (1,070)  $        2,800
GFF                                               22,131          2,894         (1,318)           1,576
GHF                                                7,052          1,460           (120)           1,340

8. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement expired on April 15, 2004 and has been extended to April 14, 2005.

The Funds had no borrowings outstanding at April 30, 2004, nor at anytime during the period then ended.

9. CONCENTRATIONS AND INDEMNIFICATIONS

GFF and GHF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject GFF and GHF to additional risk resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

As of April 30, 2004 substantially all of the net assets of GFF and GHF consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of investment income from such securities.

As of April 30, 2004, GHF invested approximately 72.3% of its respective portfolio in securities issued by pharmaceutical companies.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies are expecting to complete the merger of their holding companies on or about July 1, 2004.

11. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

                                                                                MARKET NEUTRAL FUND
                                                                 ----------------------------------------------
                                                                 FOR THE SIX MONTHS ENDED            YEAR ENDED
                                                                           APRIL 30, 2004      OCTOBER 31, 2003
CLASS A SHARES
AMOUNT
   Shares sold                                                            $           150      $            317
   Shares issued in reinvestment
   of distributions                                                                    --                    --^
   Shares redeemed                                                                   (155)                 (157)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                     $            (5)     $            160
---------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                                         10                    23
   Shares issued in reinvestment
   of distributions                                                                    --                    --^
   Shares redeemed                                                                    (11)                  (11)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                                  (1)                   12
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
   Shares sold                                                            $            74      $            133
   Shares issued in reinvestment
   of distributions                                                                    --                     1
   Shares redeemed                                                                    (33)                  (20)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                     $            41      $            114
---------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                                          5                     9
   Shares issued in reinvestment
   of distributions                                                                    --                    --^
   Shares redeemed                                                                     (2)                   (1)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                                   3                     8
---------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
AMOUNT
   Shares sold                                                            $        35,005      $         10,690
   Shares issued in reinvestment
   of distributions                                                                    --                   181
   Shares redeemed                                                                    (57)              (15,318)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                     $        34,948      $         (4,447)
---------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                                      2,467                   775
   Shares issued in reinvestment
   of distributions                                                                    --                    13
   Shares redeemed                                                                     (4)               (1,108)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                               2,463                  (320)
---------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                                                 GLOBAL 50 FUND
                                                                 ----------------------------------------------
                                                                 FOR THE SIX MONTHS ENDED            YEAR ENDED
                                                                           APRIL 30, 2004      OCTOBER 31, 2003**
CLASS A SHARES
AMOUNT
   Shares sold                                                            $           264      $            775
   Shares issued in reinvestment
   of distributions                                                                    --                    --^
   Shares redeemed                                                                   (244)                 (759)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                     $            20      $             16
---------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                                         20                    79
   Shares issued in reinvestment
   of distributions                                                                    --                    --^
   Shares redeemed                                                                    (19)                  (77)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                                   1                     2
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
   Shares Sold                                                            $            --      $             --^
   Shares issued in reinvestment
   of distributions                                                                    --                    --^
   Shares redeemed                                                                     --                   (37)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                     $            --      $            (37)
---------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                                         --                    --^
   Shares issued in reinvestment
   of distributions                                                                    --                    --^
   Shares redeemed                                                                     --                    (4)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                                  --                    (4)
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES
AMOUNT
   Shares sold                                                            $            --      $            281
   Shares issued in reinvestment
   of distributions                                                                    --                    --
   Shares redeemed                                                                     --                  (500)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                     $            --      $           (219)
---------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                                         --                    29
   Shares issued in reinvestment
   of distributions                                                                    --                    --
   Shares redeemed                                                                     --                   (52)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                                  --                   (23)
---------------------------------------------------------------------------------------------------------------

 ^ Amounts round to less than one thousand.
** For Class B and C shares, activity through September 12, 2003.

                                                                           GLOBAL 50 FUND (CONTINUED)
                                                                 ----------------------------------------------
                                                                 FOR THE SIX MONTHS ENDED            YEAR ENDED
                                                                           APRIL 30, 2004      OCTOBER 31, 2003
SELECT SHARES
AMOUNT
   Shares sold                                                            $         3,423      $        112,573
   Shares issued in reinvestment
   of distributions                                                                    --                   198
   Shares redeemed                                                                (11,458)             (118,652)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                     $        (8,035)     $         (5,881)
---------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                                        287                11,225
   Shares issued in reinvestment
   of distributions                                                                    --                    21
   Shares redeemed                                                                   (938)              (11,844)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                                (651)                 (598)
---------------------------------------------------------------------------------------------------------------

                                                                             GLOBAL HEALTHCARE FUND
                                                                 ----------------------------------------------
                                                                 FOR THE SIX MONTHS ENDED            YEAR ENDED
                                                                           APRIL 30, 2004      OCTOBER 31, 2003**
CLASS A SHARES
AMOUNT
   Shares sold                                                            $            30      $            597
   Shares issued in reinvestment
   of distributions                                                                    --                     3
   Shares redeemed                                                                     (1)                 (573)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                     $            29      $             27
---------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                                          2                    47
   Shares issued in reinvestment
   of distributions                                                                    --                    --^
   Shares redeemed                                                                     --^                  (45)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                                   2                     2
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
   Shares sold                                                            $            --      $             20
   Shares issued in reinvestment
   of distributions                                                                    --                     1
   Shares redeemed                                                                     --                  (100)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                     $            --      $            (79)
---------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                                         --                     2
   Shares issued in reinvestment
   of distributions                                                                    --                    --^
   Shares redeemed                                                                     --                    (8)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                                  --                    (6)
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES
AMOUNT
   Shares sold                                                            $            --      $              1
   Shares issued in reinvestment
   of distributions                                                                    --                    --^
   Shares redeemed                                                                     --                   (25)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                     $            --      $            (24)
---------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                                         --                    --^
   Shares issued in reinvestment
   of distributions                                                                    --                    --^
   Shares redeemed                                                                     --                    (2)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                                  --                    (2)
---------------------------------------------------------------------------------------------------------------

^  Amounts round to less than one thousand.
** For Class B and C shares, activity through September 12, 2003.

                                                                       GLOBAL HEALTHCARE FUND (CONTINUED)
                                                                 ----------------------------------------------
                                                                 FOR THE SIX MONTHS ENDED            YEAR ENDED
                                                                           APRIL 30, 2004      OCTOBER 31, 2003
SELECT SHARES
AMOUNT
   Shares sold                                                            $         1,140      $          1,904
   Shares issued in reinvestment
   of distributions                                                                    --                   203
   Shares redeemed                                                                 (4,057)               (9,115)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                     $        (2,917)     $         (7,008)
---------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                                                         85                   159
   Shares issued in reinvestment
   of distributions                                                                    --                    18
   Shares redeemed                                                                   (309)                 (779)
---------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                                                (224)                 (602)
---------------------------------------------------------------------------------------------------------------

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS                                                 (Unaudited)

CLASS A SHARES

                                                PER SHARE OPERATING PERFORMANCE:
                                   ---------------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                 -------------------------------------------
                                                                   NET GAINS
                                                                OR LOSSES ON
                                   NET ASSET            NET       SECURITIES
                                      VALUE,     INVESTMENT            (BOTH      TOTAL FROM
                                   BEGINNING         INCOME     REALIZED AND      INVESTMENT
                                   OF PERIOD          (LOSS)     UNREALIZED)      OPERATIONS
MARKET NEUTRAL FUND
11/1/03 Through 4/30/04            $   14.01          (0.06)^           0.37            0.31
Year Ended 10/31/03                $   13.99          (0.09)^           0.23            0.14
2/28/02** Through 10/31/02         $   14.64          (0.02)^          (0.62)          (0.64)

                                          PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------
                                                LESS DISTRIBUTIONS:
                                   ----------------------------------------------
                                    DIVIDENDS
                                     FROM NET     DISTRIBUTIONS
                                   INVESTMENT      FROM CAPITAL             TOTAL
                                       INCOME             GAINS     DISTRIBUTIONS
MARKET NEUTRAL FUND
11/1/03 Through 4/30/04                    --                --                --
Year Ended 10/31/03                      0.03              0.09              0.12
2/28/02** Through 10/31/02               0.01                --              0.01

 ** Commencement of offering of share class.
  ^ Calculated based upon average shares outstanding.
(b) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

                                   PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------
                                    NET ASSET
                                   VALUE, END               TOTAL
                                    OF PERIOD       RETURN (1)(b)
MARKET NEUTRAL FUND
11/1/03 Through 4/30/04            $    14.32                2.21%
Year Ended 10/31/03                $    14.01                0.97%
2/28/02** Through 10/31/02         $    13.99               (4.38%)

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   --------------------------------------------------------------------------------------------
                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                                 ------------------------------------------------------------------------------
                                                                                                                 NET INVESTMENT
                                                                                                EXPENSES          INCOME (LOSS)
                                                       NET         NET                  WITHOUT WAIVERS,       WITHOUT WAIVERS,
                                   NET ASSETS,    EXPENSES    EXPENSES         NET        REIMBURSEMENTS         REIMBURSEMENTS
                                        END OF  (INCLUDING  (EXCLUDING  INVESTMENT  AND EARNINGS CREDITS   AND EARNINGS CREDITS
                                        PERIOD    DIVIDEND    DIVIDEND      INCOME   (INCLUDING DIVIDEND    (INCLUDING DIVIDEND
                                   (THOUSANDS)    EXPENSE)    EXPENSE)       (LOSS)             EXPENSE)               EXPENSE)
MARKET NEUTRAL FUND
11/1/03 Through 4/30/04            $       220        3.28%       1.50%      (0.83%)               10.73%                 (8.28%)
Year Ended 10/31/03                $       220        3.34%       1.50%      (0.67%)               11.93%                 (9.26%)
2/28/02** Through 10/31/02         $        62        3.29%       1.50%      (0.21%)               28.80%!               (25.72%)!

                                   RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------
                                                   PORTFOLIO
                                                    TURNOVER
                                                    RATE (b)
MARKET NEUTRAL FUND
11/1/03 Through 4/30/04                                  133%
Year Ended 10/31/03                                      114%
2/28/02** Through 10/31/02                               138%

  # Short periods have been annualized.
  ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                PER SHARE OPERATING PERFORMANCE:
                                   ---------------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                 -------------------------------------------
                                                                   NET GAINS
                                                                OR LOSSES ON
                                   NET ASSET            NET       SECURITIES
                                      VALUE,     INVESTMENT            (BOTH      TOTAL FROM
                                   BEGINNING         INCOME     REALIZED AND      INVESTMENT
                                   OF PERIOD         (LOSS)      UNREALIZED)      OPERATIONS
GLOBAL 50 FUND
11/1/03 Through 4/30/04            $   11.50           0.03^            0.76            0.79
Year Ended 10/31/03                $    9.37          (0.03)^           2.22            2.19
Year Ended 10/31/02                $   12.01          (0.03)^          (2.56)          (2.59)
4/16/01** Through 10/31/01         $   14.09          (0.01)^          (2.07)          (2.08)

GLOBAL HEALTHCARE FUND
11/1/03 Through 4/30/04            $   13.13          (0.01)^           1.35            1.34
Year Ended 10/31/03                $   12.27          (0.05)^           1.17            1.12
Year Ended 10/31/02                $   13.79          (0.10)^          (2.44)          (2.54)
4/16/01** Through 10/31/01         $   13.64          (0.05)^           0.20            0.15

                                                   PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------------------------
                                                 LESS DISTRIBUTIONS:
                                   ----------------------------------------------
                                    DIVIDENDS
                                     FROM NET     DISTRIBUTIONS                             CAPITAL
                                   INVESTMENT      FROM CAPITAL             TOTAL             SHARE
                                       INCOME             GAINS     DISTRIBUTIONS      TRANSACTIONS
GLOBAL 50 FUND
11/1/03 Through 4/30/04                    --                --                --                --
Year Ended 10/31/03                      0.06                --              0.06                --
Year Ended 10/31/02                      0.05                --              0.05                --
4/16/01** Through 10/31/01                 --                --                --                --

GLOBAL HEALTHCARE FUND
11/1/03 Through 4/30/04                    --                --                --                --
Year Ended 10/31/03                      0.26                --              0.26                --
Year Ended 10/31/02                      0.06                --              0.06              1.08^^
4/16/01** Through 10/31/01                 --                --                --                --

**  Commencement of offering of share class.
 ^  Calculated based upon average shares outstanding.
^^ Reflects a $2,000 gain to the net assets of the share class resulting from capital share transactions. Total return would be approximately (17.77%) exclusive of such transaction.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                   PER SHARE OPERATING PERFORMANCE:
                                   -------------------------------
                                    NET ASSET
                                   VALUE, END               TOTAL
                                    OF PERIOD       RETURN (1)(b)
GLOBAL 50 FUND
11/1/03 Through 4/30/04            $    12.29                6.87%
Year Ended 10/31/03                $    11.50               23.48%
Year Ended 10/31/02                $     9.37              (21.68%)
4/16/01** Through 10/31/01         $    12.01              (14.76%)

GLOBAL HEALTHCARE FUND
11/1/03 Through 4/30/04            $    14.47               10.21%
Year Ended 10/31/03                $    13.13                9.29%
Year Ended 10/31/02                $    12.27              (10.63%)^^
4/16/01** Through 10/31/01         $    13.79                1.10%

                                                                      RATIOS/SUPPLEMENTAL DATA:
                                   -----------------------------------------------------------------------------------------------
                                                                   RATIOS TO AVERAGE NET ASSETS: #
                                                --------------------------------------------------------------------
                                                                                                      NET INVESTMENT
                                   NET ASSETS,                   NET               EXPENSES            INCOME (LOSS)
                                        END OF            INVESTMENT       WITHOUT WAIVERS,         WITHOUT WAIVERS,     PORTFOLIO
                                        PERIOD       NET      INCOME         REIMBURSEMENTS           REIMBURSEMENTS      TURNOVER
                                   (THOUSANDS)  EXPENSES       (LOSS)  AND EARNINGS CREDITS     AND EARNINGS CREDITS      RATE (b)
GLOBAL 50 FUND
11/1/03 Through 4/30/04            $        75      1.75%       0.53%                 22.40%!                 (20.12%)!         65%
Year Ended 10/31/03                $        62      1.75%      (0.27%)                49.20%!                 (47.72%)!         91%
Year Ended 10/31/02                $        25      1.75%      (0.30%)                57.70%!                 (56.25%)!        147%
4/16/01** Through 10/31/01         $        19      1.73%      (0.19%)                74.08%!                 (72.54%)!        126%

GLOBAL HEALTHCARE FUND
11/1/03 Through 4/30/04            $       182      1.75%      (0.07%)                15.71%!                 (14.03%)!         41%
Year Ended 10/31/03                $       138      1.75%      (0.41%)                23.28%!                 (21.94%)!         56%
Year Ended 10/31/02                $       112      1.75%      (0.72%)                36.66%!                 (35.63%)!         56%
4/16/01** Through 10/31/01         $        59      1.74%      (0.72%)                34.18%!                 (33.16%)!         57%

(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                PER SHARE OPERATING PERFORMANCE:
                                   ---------------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                                 -------------------------------------------
                                                                   NET GAINS
                                                                OR LOSSES ON
                                   NET ASSET            NET       SECURITIES
                                      VALUE,     INVESTMENT            (BOTH      TOTAL FROM
                                   BEGINNING         INCOME     REALIZED AND      INVESTMENT
                                   OF PERIOD          (LOSS)     UNREALIZED)      OPERATIONS
MARKET NEUTRAL FUND
11/1/03 Through 4/30/04            $   13.91          (0.09)^           0.36            0.27
Year Ended 10/31/03                $   13.95          (0.16)^           0.23            0.07
2/28/02** Through 10/31/02         $   14.64          (0.05)^          (0.64)          (0.69)

                                          PER SHARE OPERATING PERFORMANCE:
                                   ----------------------------------------------
                                                 LESS DISTRIBUTIONS:
                                   ----------------------------------------------
                                    DIVIDENDS
                                     FROM NET     DISTRIBUTIONS
                                   INVESTMENT      FROM CAPITAL             TOTAL
                                       INCOME             GAINS     DISTRIBUTIONS
MARKET NEUTRAL FUND
11/1/03 Through 4/30/04                    --                --                --
Year Ended 10/31/03                      0.02              0.09              0.11
2/28/02** Through 10/31/02                 --+               --                --+

**  Commencement of offering of share class.
 ^  Calculated based upon average shares outstanding.
 +  Amount is less than $0.005.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                   PER SHARE OPERATING PERFORMANCE:
                                   --------------------------------
                                    NET ASSET
                                   VALUE, END                 TOTAL
                                    OF PERIOD         RETURN (1)(b)
MARKET NEUTRAL FUND
11/1/03 Through 4/30/04            $    14.18                  1.94%
Year Ended 10/31/03                $    13.91                  0.48%
2/28/02** Through 10/31/02         $    13.95                 (4.69%)

                                                                     RATIOS/SUPPLEMENTAL DATA:
                                   ---------------------------------------------------------------------------------------------
                                                                         RATIOS TO AVERAGE NET ASSETS: #
                                                --------------------------------------------------------------------------------
                                                                                                                  NET INVESTMENT
                                                                                                 EXPENSES          INCOME (LOSS)
                                                       NET         NET                   WITHOUT WAIVERS,       WITHOUT WAIVERS,
                                   NET ASSETS,    EXPENSES    EXPENSES         NET         REIMBURSEMENTS         REIMBURSEMENTS
                                        END OF  (INCLUDING  (EXCLUDING  INVESTMENT   AND EARNINGS CREDITS   AND EARNINGS CREDITS
                                        PERIOD    DIVIDEND    DIVIDEND      INCOME    (INCLUDING DIVIDEND    (INCLUDING DIVIDEND
                                   (THOUSANDS)    EXPENSE)    EXPENSE)      (LOSS)               EXPENSE)               EXPENSE)
MARKET NEUTRAL FUND
11/1/03 Through 4/30/04            $       245        3.78%       2.00%      (1.35%)                11.16%                 (8.73%)
Year Ended 10/31/03                $       200        3.84%       2.00%      (1.19%)                12.46%                 (9.81%)
2/28/02** Through 10/31/02         $        86        3.79%       2.00%      (0.57%)                27.44%!               (24.22%)!

                                   RATIOS/SUPPLEMENTAL DATA:
                                   -------------------------
                                                   PORTFOLIO
                                                    TURNOVER
                                                    RATE (b)
MARKET NEUTRAL FUND
11/1/03 Through 4/30/04                                  133%
Year Ended 10/31/03                                      114%
2/28/02** Through 10/31/02                               138%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL SHARES

                                                         PER SHARE OPERATING PERFORMANCE:
                           ------------------------------------------------------------------------------------------
                                        INCOME FROM INVESTMENT OPERATIONS:              LESS DISTRIBUTIONS:
                                      -------------------------------------  ----------------------------------------
                                                      NET GAINS
                                                   OR LOSSES ON
                           NET ASSET         NET     SECURITIES               DIVIDENDS
                              VALUE,  INVESTMENT          (BOTH  TOTAL FROM    FROM NET  DISTRIBUTIONS
                           BEGINNING      INCOME   REALIZED AND  INVESTMENT  INVESTMENT   FROM CAPITAL          TOTAL
                           OF PERIOD      (LOSS)    UNREALIZED)  OPERATIONS      INCOME          GAINS  DISTRIBUTIONS
MARKET NEUTRAL FUND
11/1/03 Through 4/30/04    $   14.07       (0.03)^         0.37        0.34          --             --             --
Year Ended 10/31/03        $   14.00       (0.05)^         0.24        0.19        0.03           0.09           0.12
Year Ended 10/31/02        $   15.01        0.04^         (0.62)      (0.58)       0.17           0.26           0.43
6/1/01 Through 10/31/01^^  $   15.16        0.14^          0.12        0.26        0.20           0.21           0.41
Year Ended 5/31/01         $   14.02        0.54           1.19        1.73        0.59             --           0.59
Year Ended 5/31/00         $   15.16        0.60          (0.75)      (0.15)       0.48           0.51           0.99

 ^   Calculated based upon average shares outstanding.
^^   The Fund changed its fiscal year end from May 31 to October 31.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                           PER SHARE OPERATING PERFORMANCE:
                           --------------------------------
                                     NET ASSET
                                    VALUE, END       TOTAL
                                     OF PERIOD  RETURN (b)
MARKET NEUTRAL FUND
11/1/03 Through 4/30/04    $             14.41        2.42%
Year Ended 10/31/03        $             14.07        1.35%
Year Ended 10/31/02        $             14.00       (3.97%)
6/1/01 Through 10/31/01^^  $             15.01        1.72%
Year Ended 5/31/01         $             15.16       12.65%
Year Ended 5/31/00         $             14.02       (0.99%)

                                                                   RATIOS/SUPPLEMENTAL DATA:
                           --------------------------------------------------------------------------------------------------------
                                                                RATIOS TO AVERAGE NET ASSETS: #
                                        -------------------------------------------------------------------------------
                                                                                                         NET INVESTMENT
                                                                                         EXPENSES         INCOME (LOSS)
                                               NET         NET                   WITHOUT WAIVERS,      WITHOUT WAIVERS,
                           NET ASSETS,    EXPENSES    EXPENSES         NET         REIMBURSEMENTS        REIMBURSEMENTS
                                END OF  (INCLUDING  (EXCLUDING  INVESTMENT   AND EARNINGS CREDITS  AND EARNINGS CREDITS   PORTFOLIO
                                PERIOD    DIVIDEND    DIVIDEND      INCOME    (INCLUDING DIVIDEND   (INCLUDING DIVIDEND    TURNOVER
                           (THOUSANDS)    EXPENSE)    EXPENSE)      (LOSS)               EXPENSE)              EXPENSE)    RATE (b)
MARKET NEUTRAL FUND
11/1/03 Through 4/30/04    $    52,103        2.78%       1.00%      (0.42%)                 4.26%                (1.90%)       133%
Year Ended 10/31/03        $    16,216        3.04%       1.19%      (0.35%)                 4.74%                (2.05%)       114%
Year Ended 10/31/02        $    20,635        3.02%       1.25%       0.28%                  4.52%                (1.22%)       138%
6/1/01 Through 10/31/01^^  $    19,865        2.71%       1.25%       2.09%                  3.80%                 1.00%         50%
Year Ended 5/31/01         $    19,714        2.79%       1.25%       4.47%                  3.90%                 3.36%        141%
Year Ended 5/31/00         $    12,529        2.11%       1.50%       4.46%                  3.69%                 2.88%        114%

(b)  Not annualized for periods less than one year.
 #   Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT SHARES

                                                                PER SHARE OPERATING PERFORMANCE:
                                 ------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:              LESS DISTRIBUTIONS:
                                              ---------------------------------------   -----------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                  NET ASSET          NET     SECURITIES                  DIVIDENDS
                                     VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                  BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL          TOTAL
                                  OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS  DISTRIBUTIONS
GLOBAL 50 FUND
11/1/03 Through 4/30/04          $    11.54         0.03^          0.78          0.81           --              --             --
Year Ended 10/31/03              $     9.39         0.03^          2.19          2.22         0.07              --           0.07
Year Ended 10/31/02              $    12.02         0.01^         (2.57)        (2.56)        0.07              --           0.07
Year Ended 10/31/01              $    18.37         0.04^         (5.00)        (4.96)        0.30            1.09           1.39
Year Ended 10/31/00              $    18.06         0.16           0.73          0.89         0.22            0.36           0.58
Year Ended 10/31/99              $    13.36         0.06           4.64          4.70           --              --             --

GLOBAL HEALTHCARE FUND
11/1/03 Through 4/30/04          $    12.11         0.01^          1.24          1.25           --              --             --
Year Ended 10/31/03              $    11.31        (0.01)^         1.07          1.06         0.26              --           0.26
Year Ended 10/31/02              $    13.81        (0.03)^        (2.38)        (2.41)        0.09              --           0.09
Year Ended 10/31/01              $    15.11        (0.03)^        (1.26)        (1.29)        0.01              --           0.01
9/29/00* Through 10/31/00        $    15.00         0.03           0.08          0.11           --              --             --

*  Commencement of operations.
^  Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                 PER SHARE OPERATING PERFORMANCE:
                                 --------------------------------
                                  NET ASSET
                                 VALUE, END                 TOTAL
                                  OF PERIOD            RETURN (b)
GLOBAL 50 FUND
11/1/03 Through 4/30/04          $    12.35                  7.02%
Year Ended 10/31/03              $    11.54                 23.84%
Year Ended 10/31/02              $     9.39                (21.46%)
Year Ended 10/31/01              $    12.02                (28.91%)
Year Ended 10/31/00              $    18.37                  4.64%
Year Ended 10/31/99              $    18.06                 35.18%

GLOBAL HEALTHCARE FUND
11/1/03 Through 4/30/04          $    13.36                 10.32%
Year Ended 10/31/03              $    12.11                  9.59%
Year Ended 10/31/02              $    11.31                (17.54%)
Year Ended 10/31/01              $    13.81                 (8.55%)
9/29/00* Through 10/31/00        $    15.11                  0.73%

                                                                  RATIOS/SUPPLEMENTAL DATA:
                                 -------------------------------------------------------------------------------------------------
                                                                   RATIOS TO AVERAGE NET ASSETS: #
                                               ----------------------------------------------------------------------
                                                                                                       NET INVESTMENT
                                 NET ASSETS,                      NET                EXPENSES           INCOME (LOSS)
                                      END OF               INVESTMENT        WITHOUT WAIVERS,        WITHOUT WAIVERS,    PORTFOLIO
                                      PERIOD        NET        INCOME          REIMBURSEMENTS          REIMBURSEMENTS     TURNOVER
                                 (THOUSANDS)   EXPENSES        (LOSS)    AND EARNINGS CREDITS    AND EARNINGS CREDITS     RATE (b)
GLOBAL 50 FUND
11/1/03 Through 4/30/04           $   23,519       1.50%         0.49%                   2.65%                  (0.66%)         65%
Year Ended 10/31/03               $   29,501       1.50%         0.33%                   2.80%                  (0.97%)         91%
Year Ended 10/31/02               $   29,629       1.50%         0.06%                   2.37%                  (0.81%)        147%
Year Ended 10/31/01               $   66,967       1.50%         0.25%                   1.89%                  (0.14%)        126%
Year Ended 10/31/00               $  157,736       1.50%         0.57%                   1.80%                   0.27%         101%
Year Ended 10/31/99               $  101,070       1.50%         0.28%                   1.97%                  (0.19%)         84%

GLOBAL HEALTHCARE FUND
11/1/03 Through 4/30/04           $    8,212       1.50%         0.16%                   3.94%                  (2.28%)         41%
Year Ended 10/31/03               $   10,153       1.50%        (0.04%)                  3.44%                  (1.98%)         56%
Year Ended 10/31/02               $   16,289       1.50%        (0.22%)                  2.62%                  (1.34%)         56%
Year Ended 10/31/01               $   30,782       1.50%        (0.20%)                  2.24%                  (0.94%)         57%
9/29/00* Through 10/31/00         $   35,809       1.50%         1.02%                   4.52%                  (2.00%)          3%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

CAPITAL GROWTH FUND
DISCIPLINED EQUITY FUND
DIVERSIFIED FUND
DYNAMIC SMALL CAP FUND
EQUITY GROWTH FUND
EQUITY INCOME FUND
GROWTH AND INCOME FUND
MID CAP EQUITY FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH FUND
TRUST SMALL CAP EQUITY FUND
U.S. EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND
VALUE OPPORTUNITIES FUND

INTERNATIONAL EQUITY FUNDS

FLEMING ASIA EQUITY FUND
FLEMING EMERGING MARKETS EQUITY FUND
FLEMING INTREPID EUROPEAN FUND
FLEMING INTERNATIONAL EQUITY FUND
FLEMING INTERNATIONAL GROWTH FUND
FLEMING INTERNATIONAL OPPORTUNITIES FUND
FLEMING INTERNATIONAL VALUE FUND
FLEMING JAPAN FUND

SPECIALTY FUNDS

GLOBAL 50 FUND
GLOBAL HEALTHCARE FUND
MARKET NEUTRAL FUND

TAX AWARE FUNDS

FLEMING TAX AWARE INTERNATIONAL
   OPPORTUNITIES FUND
TAX AWARE DISCIPLINED EQUITY FUND
TAX AWARE ENHANCED INCOME FUND
TAX AWARE LARGE CAP GROWTH FUND
TAX AWARE LARGE CAP VALUE FUND
TAX AWARE SHORT-INTERMEDIATE INCOME FUND
TAX AWARE U.S. EQUITY FUND

INCOME FUNDS

BOND FUND
BOND FUND II
ENHANCED INCOME FUND
FLEMING EMERGING MARKETS DEBT FUND
GLOBAL STRATEGIC INCOME FUND
SHORT TERM BOND FUND
SHORT TERM BOND FUND II
STRATEGIC INCOME FUND
U.S. TREASURY INCOME FUND

TAX FREE FUNDS

CALIFORNIA BOND FUND
INTERMEDIATE TAX FREE INCOME FUND
NEW JERSEY TAX FREE INCOME FUND
NEW YORK INTERMEDIATE TAX FREE INCOME FUND
TAX FREE INCOME FUND

MONEY MARKET FUNDS

100% U.S. TREASURY SECURITIES
   MONEY MARKET FUND
CALIFORNIA TAX FREE MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
LIQUID ASSETS MONEY MARKET FUND
NEW YORK TAX FREE MONEY MARKET FUND
PRIME MONEY MARKET FUND
TAX FREE MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

UNDISCOVERED MANAGERS FUNDS

BEHAVIORAL GROWTH FUND
BEHAVIORAL VALUE FUND
REIT FUND
SMALL CAP GROWTH FUND

              FUNDS MAY BE REGISTERED UNDER SEPARATE REGISTRANTS.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Investors should carefully read the fund prospectus which includes information on the Fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at http://www.sec.gov.

JPMorgan Funds Fulfillment Center                                   PRSRT STD
    600 North Bedford Street                                      U.S. POSTAGE
   East Bridgewater, MA 02333                                         PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2004 All rights reserved. June 2004.
                                                                    SAN-SPEC-404

[GRAPHIC]

JPMORGAN FUNDS

SEMI-ANNUAL REPORT APRIL 30 2004 (UNAUDITED)

TAX AWARE FUNDS

FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

TAX AWARE DISCIPLINED EQUITY FUND

TAX AWARE ENHANCED INCOME FUND

TAX AWARE LARGE CAP GROWTH FUND

TAX AWARE LARGE CAP VALUE FUND

TAX AWARE SHORT-INTERMEDIATE INCOME FUND

TAX AWARE U.S. EQUITY FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]


JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                                           1
Fund Commentaries:
Fleming Tax Aware International Opportunites Fund            2
Tax Aware Disciplined Equity Fund                            5
Tax Aware Enhanced Income Fund                               8
Tax Aware Large Cap Growth Fund                             10
Tax Aware Large Cap Value Fund                              13
Tax Aware Short-Intermediate Income Fund                    16
Tax Aware U.S. Equity Fund                                  18
Portfolio of Investments                                    21
Financial Statements                                        60
Notes to Financial Statements                               72
Financial Highlights                                        98

HIGHLIGHTS

-  Global growth accelerates

-  Markets rally across the six months

-  Buoyant US employment numbers spook markets in April

-  Inflation key to long term outlook

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN TAX AWARE FUNDS

PRESIDENT'S LETTER MAY 20, 2004

[PHOTO OF GEORGE C.W. GATCH]

"AGAINST THIS BRIGHTENING PICTURE, MARKETS RALLIED."

DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan Tax Aware Funds. Inside, you'll find information detailing the performance of the Funds for the six months ended April 30, 2004, along with reports from the Portfolio Managers.

GLOBAL ECONOMIC RECOVERY CONSOLIDATES
International equity markets continued to rally in the six months to the end of April 2004 as evidence emerged that global growth was accelerating. In the United States, Gross Domestic Product (GDP) growth for the first-quarter was 4.2% - solid if a little below expectations. Furthermore, 308,000 jobs were added to the US labor market in March - the largest monthly rise in four years - ending fears of a jobless U.S. recovery. In Japan, economic indicators showed a marked acceleration. After a series of false dawns, the country appeared, finally, to be emerging from more than a decade of stagnation. And corporate earnings were exceptionally strong everywhere. Earnings forecasts hit new records in the United States, Europe and Japan.

Against this brightening picture, markets rallied. The broad-based MSCI EAFE Index of international markets gained 12.4% (in USD). It was led by the more mature markets of Continental Europe and Japan. The laggards were the emerging markets and the high-growth Asian markets, which corrected sharply towards the end of the period as uncertainty crept back into global financial markets.

INTEREST RATES, OIL PRICES, GEOPOLITICAL UNCERTAINTY BECOME A CONCERN
But it was the U.S. employment numbers, the very news investors had been waiting for, that spooked the stock markets, and started April's correction. Investors worried that the Federal Reserve would raise rates sooner than expected, possibly choking economic growth in the United States and elsewhere. Nervousness increased as setbacks in Iraq during the month caused the oil price to spike higher, and China's government took action to curb its overheating economy. The MSCI EAFE Index fell 2.3% in the month, while more volatile indices fell further
- the MSCI Emerging Markets Free Index, for example, slumped 8.2%.

OUTLOOK
While, by all indications, economic fundamentals are likely to remain solid, equity gains are likely to be tempered by concerns about the timing and magnitude of U.S. rate rises, and the extent to which the yields on long bonds move higher. Uncertainties surrounding Chinese growth, and the situation in Iraq, are also likely to spark volatility. But if the U.S. and Chinese monetary authorities can rein in inflation, the global economy and stock markets are likely to benefit in the long run.

IMPORTANT MERGER NEWS
As you may know, J.P. Morgan Chase & Co. and Bank One Corp. have agreed to merge in July 2004, as approved by both firms' shareholders. The merger is compelling both strategically and financially. The newly combined organization will have top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. And we will have an extraordinarily talented team that shares common values and a strong client orientation.

As always, we would like to thank you for your investment, and look forward to serving your financial needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

AS OF APRIL 30, 2004                                                 (Unaudited)

                                FUND FACTS

                                Fund Inception                           4/30/01
                                Fiscal Year End                       OCTOBER 31
                                Net Assets as of 4/30/2004
                                (In Millions)                             $143.5
                                Primary Benchmark                      MSCI EAFE
                                                                         USD NET

Q:   HOW DID THE FUND PERFORM?

A: JPMorgan Fleming Tax Aware International Opportunities, which seeks to provide high after tax total return by investing in equity securities of foreign companies in developed, and, to a lesser extent, emerging markets, rose by 10.17% (Institutional Shares) in the six months to April 30, 2004. This compares with a rally of 12.4% in the MSCI EAFE Index (in US dollars).

Q:   WHY DID THE FUND PERFORM THIS WAY?

A: The Fund rallied with the international equity markets in the six months to April 30, 2004, although it trailed the MSCI EAFE Index benchmark. Stock selection in two sectors - Transport & Consumer Cyclicals and Basic Industries - caused the majority of the shortfall. But this was partly offset by a strong relative contribution from Capital Market Banks, Information Technology and Telecommunications stocks.

     In the Transport & Consumer Cyclical sector, the greatest detractor was Adecco, the Swiss human resources solutions company. Adecco announced at the beginning of 2004 that it would delay publication of 2003 results because it had uncovered accounting irregularities in its North American operations. Towards the end of April it announced a further postponement, leading to fears that it would breach a bank loan covenant. Also in the sector, Cathay Pacific, the Hong Kong-based airline, underperformed with worries regarding higher fuel prices and slower growth in China.

     In Basic Materials, POSCO, the Korean steel company, and Ciba Specialty Chemicals, the Swiss chemicals company, both rose in price but even so trailed a strong sector performance. In the case of POSCO, the position was added to what proved to be a short-term peak for the stock price.

     There was strong relative performance among Capital Markets Bank stocks. Aiful, the Japanese consumer finance company, experienced its stock price rise by more than 50% as the Japanese economy appeared to be in a sustainable recovery. Man Group, the hedge fund manager, performed well due to rapid growth in assets under management.

     Both the Information Technology and Telecommunications sectors contributed. In Information Technology, Kyocera, the diversified Japanese technology company, performed well as recovery brought rising demand for its products. In Telecommunications, Advanced Information Technology, the Thai cellular phone company, performed well as investors anticipated revenue growth.

Q:   HOW WAS THE FUND MANAGED?

A: In line with a belief that the global economy will continue to recover, stock selection has led the portfolio to have a bias towards what we believe to be high quality companies with operational leverage to the global economy. As always, use of the Dividend Discount Rate model to evaluate stocks causes the portfolio to take a longer term view of a stock's prospects.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom          23.7%
Japan                   18.9%
France                  12.1%
Switzerland             10.9%
The Netherlands          5.0%
Germany                  4.1%
Hong Kong                4.0%
South Korea              3.4%
Sweden                   3.2%
India                    2.4%
Singapore                2.2%
Taiwan                   1.7%
Australia                1.6%
Spain                    1.6%
Brazil                   1.2%
Russia                   1.0%
Other                    3.0%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  Royal Bank of Scotland
    Group PLC (United Kingdom)      4.0%
2.  Vodafone Group PLC
    (United Kingdom)                3.8%
3.  BNP Paribas (France)            2.8%
4.  Total SA (France)               2.8%
5.  HSBC Holdings PLC
    (United Kingdom)                2.7%
6.  Zurich Financial Services
    AG (Switzerland)                2.7%
7.  Fujitsu LTD (Japan)             2.2%
8.  Daiwa Securities
    Group, Inc. (Japan)             2.1%
9.  Diageo PLC
    (United Kingdom)                2.0%
10. AstraZeneca PLC
    (United Kingdom)                2.0%

Top 10 equity holdings comprised 27.1% of the Portfolio's market value of investments ($38,414 in thousands). As of April 30, 2004, the Fund held 87 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2004

                                                                                  SINCE
                                                                              INCEPTION
                                                     1 YEAR     3 YEARS       (4/30/01)
                                       ------------------------------------------------
CLASS A SHARES
           Without Sales Charge                      38.26%     (0.38%)        (0.38%)
              With Sales Charge*                     30.28%     (2.34%)        (2.34%)

INSTITUTIONAL SHARES                                 39.37%      0.42%          0.42%

* Sales Charge for Class A Shares is 5.75%.

[CHART]

LIFE OF FUND PERFORMANCE (4/30/01 TO 4/30/04)

                  JPMORGAN FLEMING TAX AWARE INTERNATIONAL        MSCI EAFE        LIPPER INTERNATIONAL
                  OPPORTUNITIES FUND (INSTITUTONAL SHARES)         USD NET             FUNDS INDEX
4/30/2001                      $  3,000,000                    $  3,000,000           $  3,000,000
5/31/2001                      $  2,937,900                    $  2,894,100           $  2,927,400
6/30/2001                      $  2,851,820                    $  2,775,731           $  2,844,847
7/31/2001                      $  2,719,780                    $  2,725,213           $  2,770,881
8/31/2001                      $  2,699,654                    $  2,656,265           $  2,715,187
9/30/2001                      $  2,401,612                    $  2,387,185           $  2,419,231
10/31/2001                     $  2,485,669                    $  2,448,297           $  2,484,792
11/30/2001                     $  2,603,738                    $  2,538,640           $  2,577,475
12/31/2001                     $  2,641,492                    $  2,553,618           $  2,623,354
1/31/2002                      $  2,511,002                    $  2,418,020           $  2,517,371
2/28/2002                      $  2,508,993                    $  2,434,947           $  2,552,614
3/31/2002                      $  2,647,490                    $  2,566,677           $  2,687,647
4/30/2002                      $  2,681,643                    $  2,583,617           $  2,706,461
5/31/2002                      $  2,727,767                    $  2,616,429           $  2,745,163
6/30/2002                      $  2,585,377                    $  2,512,295           $  2,636,729
7/31/2002                      $  2,324,513                    $  2,264,332           $  2,373,584
8/31/2002                      $  2,348,688                    $  2,259,124           $  2,375,482
9/30/2002                      $  2,077,884                    $  2,016,494           $  2,119,643
10/31/2002                     $  2,210,245                    $  2,124,780           $  2,229,652
11/30/2002                     $  2,330,483                    $  2,221,245           $  2,335,115
12/31/2002                     $  2,215,823                    $  2,146,611           $  2,260,391
1/31/2003                      $  2,102,373                    $  2,057,097           $  2,177,661
2/28/2003                      $  2,047,711                    $  2,009,990           $  2,113,202
3/31/2003                      $  1,980,751                    $  1,970,594           $  2,061,429
4/30/2003                      $  2,179,420                    $  2,163,712           $  2,265,510
5/31/2003                      $  2,317,377                    $  2,294,833           $  2,410,956
6/30/2003                      $  2,369,982                    $  2,350,368           $  2,467,855
7/31/2003                      $  2,434,919                    $  2,407,247           $  2,536,954
8/31/2003                      $  2,509,915                    $  2,465,261           $  2,610,272
9/30/2003                      $  2,578,938                    $  2,541,192           $  2,662,739
10/31/2003                     $  2,757,400                    $  2,699,508           $  2,821,438
11/30/2003                     $  2,810,066                    $  2,759,437           $  2,878,149
12/31/2003                     $  3,006,771                    $  2,974,949           $  3,074,151
1/31/2004                      $  3,101,785                    $  3,016,896           $  3,140,245
2/29/2004                      $  3,172,196                    $  3,086,586           $  3,212,157
3/31/2004                      $  3,188,691                    $  3,103,871           $  3,227,896
4/30/2004                      $  3,037,759                    $  3,033,723           $  3,131,705

SOURCE: LIPPER ANALYTICAL SERVICES, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 4/30/01.

All Shares Classes were introduced on 4/30/01.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Fleming Tax Aware International Opportunities Fund, MSCI EAFE USD Net and Lipper International Funds Index from April 30, 2001 to April 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE (Europe, Australasia, Far
East) Index is a replica (or model) of the performance of the world's equity markets, excluding the U.S. and Canada.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND

AS OF APRIL 30, 2004                                                 (Unaudited)

                               FUND FACTS

                               Fund Inception                            1/30/97
                               Fiscal Year End                        OCTOBER 31
                               Net Assets as of 4/30/2004
                               (In Millions)                              $193.5
                               Primary Benchmark                   S&P 500 INDEX

Q:   HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Disciplined Equity Fund, which seeks to provide high after tax returns from a portfolio of selected equity securities, rose 6.83% for the six months ending April 30, 2004 (Institutional Shares). This compares to the 6.27% appreciation from the S&P 500 Index, the Fund's benchmark.

Q:   WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The market continued its trend of steadily improving performance for most of the period as the economy showed signs of improvement and corporate earnings came in ahead of expectations. The accommodating environment of low interest rates and inflation also aided equity returns. However, the upgrade in prospects for growth brought with it the threat of an early end to the Federal Reserve's highly accommodative stance. As a result stocks receded in March and April.

     Stock selection was strongest in the Finance sector where the portfolio manager added value against the benchmark. The portfolio's holdings in the sector performed well as these companies benefited from an improved economic outlook and increased merger activity. In particular, shares of GreenPoint Financial Corp., a holding in the portfolio, advanced after the company agreed to be acquired by its New York rival North Fork Bancorporation Inc. The transaction is expected to be completed in the fourth quarter of 2004. Additionally, adept stock selection in the semiconductors sector also aided the Fund's relative performance.

     In contrast, the Portfolio's insurance holdings lagged their peer group during the period. Within the sector an underweight position in a resurgent American International Group hindered relative performance.

Q:   HOW WAS THE FUND MANAGED?

A: Keeping to our discipline, the Fund continued to focus on overweighting companies within each sector of the market that were deemed to be attractively priced relative to their future earnings prospects. Style characteristics and sector weightings were kept in line with the S&P 500 so as to minimize volatility relative to index and to ensure that stock selection was the main driver of returns.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services          23.0%
Finance & Insurance                20.1%
Technology                         16.8%
Industrial Products & Services     13.0%
Pharmaceuticals                    10.2%
Energy                              6.4%
Telecommuncations                   3.7%
Health Services & Systems           3.5%
Utilities                           2.6%
Short-Term Investments              0.4%
REITs                               0.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  Citigroup, Inc.                 3.4%
2.  General Electric Co.            3.3%
3.  Microsoft Corp.                 2.9%
4.  Pfizer, Inc.                    2.7%
5.  Procter & Gamble Co.            2.2%
6.  The Coco-Cola Co.               2.0%
7.  Johnson & Johnson               2.0%
8.  Wal-Mart Stores, Inc.           2.0%
9.  Exxon Mobil Corp.               1.7%
10. Bank of America Corp.           1.7%

Top 10 equity holdings comprised 23.9% of the Portfolio's market value of investments ($46,285 in thousands). As of April 30, 2004 the Fund held 215 equity holdings. Portfolio holdings are subject to change at any time.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2004

                                                                                            SINCE
                                                                                        INCEPTION
                                                     1 YEAR     3 YEARS     5 YEARS     (1/30/97)
                                       ----------------------------------------------------------
INSTITUTIONAL SHARES                                 23.72%     (2.90%)     (3.01%)       6.60%

[CHART]

LIFE OF FUND PERFORMANCE (1/30/97 TO 4/30/04)

                    JPMORGAN TAX AWARE DISCIPLINED                                LIPPER LARGE-CAP
                  EQUITY FUND (INSTITUTIONAL SHARES)         S&P 500 INDEX        CORE FUNDS INDEX
1/30/97                       $  3,000,000                   $  3,000,000           $  3,000,000
1/31/97                       $  3,009,000                   $  3,000,000           $  3,000,000
2/28/97                       $  3,036,081                   $  3,023,400           $  2,996,400
3/31/97                       $  2,900,975                   $  2,899,138           $  2,868,154
4/30/97                       $  3,075,034                   $  3,072,217           $  3,027,050
5/31/97                       $  3,302,894                   $  3,259,315           $  3,210,792
6/30/97                       $  3,458,791                   $  3,405,332           $  3,350,140
7/31/97                       $  3,758,668                   $  3,676,397           $  3,614,801
8/31/97                       $  3,569,607                   $  3,470,518           $  3,430,808
9/30/97                       $  3,752,728                   $  3,660,703           $  3,607,494
10/31/97                      $  3,623,634                   $  3,538,435           $  3,496,384
11/30/97                      $  3,779,450                   $  3,702,265           $  3,610,715
12/31/97                      $  3,844,456                   $  3,765,944           $  3,676,430
1/31/98                       $  3,895,972                   $  3,807,746           $  3,712,827
2/28/98                       $  4,179,989                   $  4,082,284           $  3,976,066
3/31/98                       $  4,394,422                   $  4,291,297           $  4,172,882
4/30/98                       $  4,463,854                   $  4,334,639           $  4,215,028
5/31/98                       $  4,421,447                   $  4,260,084           $  4,142,951
6/30/98                       $  4,581,946                   $  4,433,043           $  4,339,741
7/31/98                       $  4,539,334                   $  4,386,053           $  4,304,589
8/31/98                       $  3,857,526                   $  3,751,829           $  3,660,192
9/30/98                       $  4,120,995                   $  3,992,322           $  3,842,104
10/31/98                      $  4,466,334                   $  4,316,897           $  4,130,261
11/30/98                      $  4,794,163                   $  4,578,501           $  4,376,012
12/31/98                      $  5,067,430                   $  4,842,223           $  4,666,579
1/31/99                       $  5,235,162                   $  5,044,628           $  4,829,909
2/28/99                       $  5,077,060                   $  4,887,740           $  4,680,665
3/31/99                       $  5,281,158                   $  5,083,250           $  4,868,828
4/30/99                       $  5,552,082                   $  5,279,971           $  4,999,313
5/31/99                       $  5,445,482                   $  5,155,364           $  4,866,831
6/30/99                       $  5,753,696                   $  5,441,487           $  5,138,400
7/31/99                       $  5,561,522                   $  5,271,712           $  4,987,845
8/31/99                       $  5,494,228                   $  5,245,354           $  4,936,969
9/30/99                       $  5,307,974                   $  5,101,631           $  4,803,177
10/31/99                      $  5,570,718                   $  5,424,564           $  5,097,612
11/30/99                      $  5,677,676                   $  5,534,683           $  5,222,503
12/31/99                      $  5,949,069                   $  5,860,676           $  5,569,800
1/31/2000                     $  5,651,021                   $  5,566,470           $  5,344,780
2/29/2000                     $  5,528,394                   $  5,461,264           $  5,343,176
3/31/2000                     $  6,077,916                   $  5,995,375           $  5,807,498
4/30/2000                     $  5,844,524                   $  5,814,915           $  5,617,593
5/31/2000                     $  5,734,062                   $  5,695,709           $  5,474,345
6/30/2000                     $  5,872,253                   $  5,835,823           $  5,674,706
7/31/2000                     $  5,780,059                   $  5,744,784           $  5,586,180
8/31/2000                     $  6,152,873                   $  6,101,535           $  5,971,627
9/30/2000                     $  5,838,461                   $  5,779,374           $  5,653,936
10/31/2000                    $  5,823,281                   $  5,755,101           $  5,588,350
11/30/2000                    $  5,372,559                   $  5,301,599           $  5,096,576
12/31/2000                    $  5,409,630                   $  5,327,577           $  5,158,754
1/31/2001                     $  5,647,653                   $  5,516,706           $  5,304,746
2/28/2001                     $  5,124,681                   $  5,013,582           $  4,810,875
3/31/2001                     $  4,799,776                   $  4,695,721           $  4,515,487
4/30/2001                     $  5,205,357                   $  5,060,579           $  4,858,664
5/31/2001                     $  5,261,054                   $  5,094,485           $  4,885,872
6/30/2001                     $  5,140,050                   $  4,970,689           $  4,755,908
7/31/2001                     $  5,103,042                   $  4,921,976           $  4,686,948
8/31/2001                     $  4,792,777                   $  4,613,860           $  4,410,886
9/30/2001                     $  4,368,137                   $  4,241,522           $  4,076,100
10/31/2001                    $  4,452,005                   $  4,322,535           $  4,172,296
11/30/2001                    $  4,805,494                   $  4,654,073           $  4,445,581
12/31/2001                    $  4,842,497                   $  4,695,029           $  4,495,816
1/31/2002                     $  4,733,540                   $  4,626,482           $  4,424,783
2/28/2002                     $  4,636,976                   $  4,537,190           $  4,350,446
3/31/2002                     $  4,801,589                   $  4,707,789           $  4,498,361
4/30/2002                     $  4,492,366                   $  4,422,497           $  4,263,097
5/31/2002                     $  4,451,935                   $  4,389,770           $  4,231,976
6/30/2002                     $  4,124,273                   $  4,077,219           $  3,939,547
7/31/2002                     $  3,801,755                   $  3,759,196           $  3,646,839
8/31/2002                     $  3,836,351                   $  3,784,006           $  3,676,743
9/30/2002                     $  3,409,748                   $  3,372,685           $  3,319,731
10/31/2002                    $  3,689,348                   $  3,669,481           $  3,577,674
11/30/2002                    $  3,906,281                   $  3,885,614           $  3,737,596
12/31/2002                    $  3,671,514                   $  3,657,528           $  3,540,625
1/31/2003                     $  3,573,852                   $  3,561,701           $  3,447,860
2/28/2003                     $  3,520,244                   $  3,508,275           $  3,402,004
3/31/2003                     $  3,557,558                   $  3,542,306           $  3,430,581
4/30/2003                     $  3,851,769                   $  3,834,192           $  3,683,414
5/31/2003                     $  4,060,534                   $  4,036,253           $  3,862,060
6/30/2003                     $  4,104,794                   $  4,087,917           $  3,900,294
7/31/2003                     $  4,155,694                   $  4,159,865           $  3,961,919
8/31/2003                     $  4,231,743                   $  4,240,982           $  4,038,384
9/30/2003                     $  4,199,582                   $  4,196,028           $  3,986,289
10/31/2003                    $  4,460,376                   $  4,433,523           $  4,181,219
11/30/2003                    $  4,514,346                   $  4,472,538           $  4,216,341
12/31/2003                    $  4,768,955                   $  4,706,899           $  4,419,147
1/31/2004                     $  4,848,597                   $  4,793,035           $  4,481,457
2/29/2004                     $  4,928,599                   $  4,859,658           $  4,534,338
3/31/2004                     $  4,861,077                   $  4,786,278           $  4,463,149
4/30/2004                     $  4,766,153                   $  4,711,133           $  4,393,970

SOURCE: LIPPER ANALYTICAL SERVICES, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/30/97.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Tax Aware Disciplined Equity Fund, S&P 500 Index, and Lipper Large-Cap Core Funds Index from January 30, 1997 to April 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TAX AWARE ENHANCED INCOME FUND

AS OF APRIL 30, 2004                                                 (Unaudited)

                                FUND FACTS

                                Fund Inception                           4/16/99
                                Fiscal Year End                       OCTOBER 31
                                Net Assets as of 4/30/2004
                                (In Millions)                           $2,249.1
                                Primary Benchmark                  MERRILL LYNCH
                                                                    3-MONTH U.S.
                                                             TREASURY BILL INDEX

Q:   HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Enhanced Income Fund, which seeks to provide high after tax current income with principal preservation, returned 0.34% (Institutional Shares) for the six-month period ended April 30, 2004. This compares to the 0.50% return from the Fund's benchmark index, the Merrill Lynch 3-Month U.S. Treasury Bill Index.

Q:   WHY DID THE FUND PERFORM THIS WAY?

A: The fund underperformed its benchmark over the last six months. Duration positioning, which was longer than the benchmark, was negative for performance as investors started pricing in a strengthening economy and interest rates rose. Although only a slight drag in November and December, it resulted in poor returns the end of the first quarter and was a major detriment in April as interest rates spiked higher on the back of strong employment growth and the first whiff of inflation. However, performance benefited from our allocation to California obligations, including state bonds, as they rose in price in response to California's progress towards solving its budget problems. Also positive were our purchases of lower-rated paper, which performed well at a time when credit spreads narrowed.

Q:   HOW WAS THE FUND MANAGED?

A: In the final months of 2003, the U.S. economic expansion gradually made the transition from being policy dependent to becoming self-sustaining. In December, the Federal Reserve Board announced that it would keep its monetary policy on hold until economic conditions warrant a change. Although economic data was mixed during the first quarter, it was uniformly positive during April. The March employment report listed 308,000 new jobs versus expectations of 120,000. Corporate earnings reports showed accelerating profit growth. The first-quarter gross domestic product (GDP) report indicated that the U.S. economy expanded at 4.2% with signs of accelerating inflation. Chairman Greenspan's Congressional testimony - combined with the strong economic data - led to a widespread belief that the Fed could raise rates as early as June.

     In 2003, municipalities took advantage of low interest rates to refinance outstanding debt and raise new money. As a result, municipal issuance reached a record $383 billion. Over the last six months, the ratio (the difference in prices) between two-year municipal and taxable securities was volatile - reaching a high of 87% and a low of 70% for an average of 78%. The ratio ended the period at 76%, just about where it started at 75%.

     Municipals performed well for most of the period. Low seasonal supply during the first quarter of 2004 was met with strong demand from both retail and institutional buyers. In the second half of March, however, an avalanche of supply overwhelmed demand. We began the period with an 84% allocation to municipals, whittling it down to 78% by the end of 2003 and investing the proceeds in corporate bonds and asset-backed securities. Because of continued high prices, we trimmed our position to 76% in March, then moved back to 78% toward the end of the period as municipal yields increased.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2004

                                                                                            SINCE
                                                                                        INCEPTION
                                                     1 YEAR     3 YEARS     5 YEARS     (4/16/99)
                                       ----------------------------------------------------------
CLASS A SHARES
           Without Sales Charge                      0.23%      1.87%       2.77%         2.77%
              With Sales Charge*                    (1.23%)     1.36%       2.47%         2.47%

INSTITUTIONAL SHARES                                 0.74%      2.30%       3.13%         3.13%

SELECT SHARES                                        0.48%      2.07%       2.90%         2.90%

*  Sales Charge for Class A Shares is 1.50%.

[CHART]

LIFE OF FUND PERFORMANCE (4/16/99 TO 4/30/04)

                    JPMORGAN TAX AWARE ENHANCED           MERRIL LYNCH 3-MONTH          LIPPER SHORT-INTERMEDIATE
                 INCOME FUND (INSTITUTIONAL SHARES)     U.S. TREASURY BILL INDEX      INVESTMENT GRADE FUNDS INDEX
4/16/99                      $  3,000,000                     $  3,000,000                     $  3,000,000
4/30/99                      $  3,003,000                     $  3,000,000                     $  3,000,000
5/31/99                      $  3,011,408                     $  3,011,700                     $  2,982,300
6/30/99                      $  3,005,386                     $  3,024,349                     $  2,983,493
7/31/99                      $  3,015,604                     $  3,036,749                     $  2,980,211
8/31/99                      $  3,025,857                     $  3,048,896                     $  2,983,787
9/30/99                      $  3,036,145                     $  3,062,616                     $  3,010,641
10/31/99                     $  3,046,771                     $  3,074,560                     $  3,016,964
11/30/99                     $  3,056,826                     $  3,086,858                     $  3,023,299
12/31/99                     $  3,068,136                     $  3,100,749                     $  3,018,764
1/31/2000                    $  3,063,841                     $  3,114,083                     $  3,010,614
2/29/2000                    $  3,074,564                     $  3,127,784                     $  3,032,290
3/31/2000                    $  3,101,928                     $  3,144,049                     $  3,058,065
4/30/2000                    $  3,096,344                     $  3,158,826                     $  3,054,395
5/31/2000                    $  3,107,801                     $  3,178,095                     $  3,060,504
6/30/2000                    $  3,134,528                     $  3,191,761                     $  3,107,329
7/31/2000                    $  3,146,752                     $  3,206,124                     $  3,127,838
8/31/2000                    $  3,159,339                     $  3,222,795                     $  3,160,680
9/30/2000                    $  3,171,977                     $  3,239,876                     $  3,189,442
10/31/2000                   $  3,185,299                     $  3,256,724                     $  3,197,735
11/30/2000                   $  3,197,722                     $  3,274,636                     $  3,234,829
12/31/2000                   $  3,226,821                     $  3,292,646                     $  3,283,675
1/31/2001                    $  3,239,406                     $  3,314,378                     $  3,331,616
2/28/2001                    $  3,250,420                     $  3,326,972                     $  3,361,268
3/31/2001                    $  3,278,373                     $  3,342,276                     $  3,384,460
4/30/2001                    $  3,273,128                     $  3,356,982                     $  3,380,399
5/31/2001                    $  3,300,622                     $  3,370,074                     $  3,398,653
6/30/2001                    $  3,311,184                     $  3,379,848                     $  3,411,228
7/31/2001                    $  3,321,449                     $  3,391,001                     $  3,473,312
8/31/2001                    $  3,341,045                     $  3,401,852                     $  3,501,794
9/30/2001                    $  3,353,073                     $  3,416,140                     $  3,544,165
10/31/2001                   $  3,364,809                     $  3,425,022                     $  3,589,885
11/30/2001                   $  3,365,145                     $  3,432,557                     $  3,555,422
12/31/2001                   $  3,370,866                     $  3,438,049                     $  3,540,489
1/31/2002                    $  3,387,720                     $  3,443,206                     $  3,557,130
2/28/2002                    $  3,396,867                     $  3,447,683                     $  3,583,097
3/31/2002                    $  3,396,528                     $  3,452,854                     $  3,538,666
4/30/2002                    $  3,412,831                     $  3,458,379                     $  3,582,546
5/31/2002                    $  3,418,974                     $  3,463,912                     $  3,610,848
6/30/2002                    $  3,421,367                     $  3,468,761                     $  3,622,042
7/31/2002                    $  3,424,446                     $  3,473,965                     $  3,646,309
8/31/2002                    $  3,426,844                     $  3,478,828                     $  3,688,242
9/30/2002                    $  3,432,327                     $  3,484,394                     $  3,737,664
10/31/2002                   $  3,431,640                     $  3,489,621                     $  3,728,320
11/30/2002                   $  3,441,249                     $  3,495,204                     $  3,728,320
12/31/2002                   $  3,447,099                     $  3,499,399                     $  3,793,193
1/31/2003                    $  3,459,853                     $  3,502,898                     $  3,795,469
2/28/2003                    $  3,465,043                     $  3,506,051                     $  3,840,255
3/31/2003                    $  3,471,280                     $  3,510,258                     $  3,844,864
4/30/2003                    $  3,477,528                     $  3,513,417                     $  3,869,855
5/31/2003                    $  3,483,788                     $  3,516,930                     $  3,933,321
6/30/2003                    $  3,486,226                     $  3,521,854                     $  3,931,748
7/31/2003                    $  3,474,025                     $  3,524,319                     $  3,843,283
8/31/2003                    $  3,478,888                     $  3,527,139                     $  3,852,123
9/30/2003                    $  3,493,847                     $  3,530,666                     $  3,933,403
10/31/2003                   $  3,491,052                     $  3,533,491                     $  3,903,902
11/30/2003                   $  3,491,751                     $  3,536,317                     $  3,907,806
12/31/2003                   $  3,496,290                     $  3,539,854                     $  3,938,678
1/31/2004                    $  3,500,835                     $  3,542,686                     $  3,959,946
2/29/2004                    $  3,508,537                     $  3,545,165                     $  3,991,230
3/31/2004                    $  3,506,081                     $  3,548,002                     $  4,018,370
4/30/2004                    $  3,504,013                     $  3,550,840                     $  3,945,638

SOURCE: LIPPER ANALYTICAL SERVICES, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 4/16/99.

Returns for the Select Shares prior to 5/6/99 (offering date of the Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares.

Returns for the Class A Shares prior to 11/30/01 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Tax Aware Enhanced Income Fund, Merrill Lynch 3-Month U.S. Treasury Bill Index, and Lipper Short-Intermediate Investment Grade Funds Index from April 16, 1999 to April 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks the performance of the 3-Month U.S. Treasury Market. The Lipper Short-Intermediate Investment Grade Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TAX AWARE LARGE CAP GROWTH FUND

AS OF APRIL 30, 2004                                                 (Unaudited)

                                FUND FACTS

                                Fund Inception                            1/1/97
                                Fiscal Year End                       OCTOBER 31
                                Net Assets as of 4/30/2004
                                (In Millions)                             $247.9
                                Primary Benchmark                   RUSSELL 1000
                                                                    GROWTH INDEX

Q:   HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Large Cap Growth Fund, which seeks to provide long-term capital growth while minimizing capital gain distributions from a portfolio of large cap equity securities, had a total return of 1.48% during the six-month period ended April 30, 2004. This compares to a return of 4.14% for the Fund's benchmark, the Russell 1000 Growth Index.

Q:   WHY DID THE FUND PERFORM THIS WAY?

A: The Fund participated in the markets' advance but underperformed its benchmark in the six-month period ending April 30, 2004. The market continued its trend of steadily improving performance for most of the period as the economy showed signs of improvement and corporate earnings came in ahead of expectations. The accommodating environment of low interest rates and inflation also provided an environment that supported rising consumer confidence and aided the market's recovery. However, the upgrade in prospects for growth brought with it the threat of an early end to the Federal Reserve's highly accommodative stance. As a result stocks receded in March and April.

     The Fund's underperformance of its benchmark was due to a combination of sector allocation and stock selection. The primary detractor from the Fund's relative performance was an underweight stance relative to the benchmark as well as poor stock selection in the pharmaceutical/medical technology sector.

     Despite the Fund's underperformance for the period, there were a number of bright spots, particularly in the Software and Services sector where your portfolio manager was able to add value. Symantec, an Internet security provider, was the top contributor within the sector. Shares of the company advanced after management reported fiscal third quarter profit which was at the upper end of expectations.

Q:   HOW WAS THE FUND MANAGED?

A: During the period under review, the Fund's portfolio management team changed. As a result, there have been some minor changes in the composition of the Fund. In particular, we have increased the number of holdings in the Fund by adding to our exposure in the Health Services and Systems as well as the Telecommunications sectors. During this period we also reduced the Fund's Software and Services exposure by eliminating names such as Symantec, Oracle, IBM as well as First Data Corp.

     Keeping to our discipline, the Fund continued to focus on overweighting companies within each sector of the market that were deemed to be attractively priced relative to their future earnings prospects. Style characteristics and sector weightings were kept in line with the Russell 1000 Growth Index so as to minimize volatility relative to index and to ensure that stock selection was the main driver of returns.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                         30.9%
Consumer Goods & Services          25.5%
Pharmaceuticals                    15.2%
Industrial Products & Services      8.7%
Health Services & Systems           7.7%
Finance & Insurance                 7.0%
Energy                              1.7%
Telecommunications                  1.7%
Short-Term Investments              1.6%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  General Electric Co.            6.0%
2.  Pfizer, Inc.                    5.4%
3.  Intel Corp.                     3.7%
4.  Cisco Systems, Inc.             3.7%
5.  Microsoft Corp.                 3.6%
6.  Johnson & Johnson               3.3%
7.  The Coca-Cola Co.               2.7%
8.  Procter & Gamble Co.            2.4%
9.  Home Depot, Inc.                2.3%
10. Wal-Mart Stores, Inc.           2.2%

Top 10 equity holdings comprised 35.3% of the Portfolio's market value of investments ($87,648 in thousands). As of April 30, 2004 the Fund held 85 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2004

                                       1 YEAR      3 YEARS      5 YEARS       10 YEARS
                                       -----------------------------------------------
SELECT SHARES                          11.45%      (7.99%)      (7.89%)         8.40%

[CHART]

TEN-YEAR FUND PERFORMANCE (4/30/94 TO 4/30/04)

                           JPMORGAN TAX AWARE       RUSSELL 1000      LIPPER LARGE-CAP GROWTH
                         LARGE CAP GROWTH FUND      GROWTH INDEX           FUNDS INDEX
4/30/94                      $  1,000,000           $  1,000,000          $  1,000,000
5/31/94                      $  1,022,100           $  1,015,100          $  1,006,000
6/30/94                      $    999,001           $    985,155          $    968,476
7/31/94                      $  1,024,675           $  1,018,847          $    996,271
8/31/94                      $  1,060,129           $  1,075,597          $  1,047,380
9/30/94                      $  1,033,201           $  1,060,861          $  1,022,453
10/31/94                     $  1,059,341           $  1,085,897          $  1,048,627
11/30/94                     $  1,036,142           $  1,051,149          $  1,009,933
12/31/94                     $  1,061,527           $  1,068,808          $  1,017,810
1/31/95                      $  1,086,261           $  1,091,573          $  1,025,749
2/28/95                      $  1,135,577           $  1,137,310          $  1,061,035
3/31/95                      $  1,165,556           $  1,170,520          $  1,091,169
4/30/95                      $  1,182,690           $  1,196,154          $  1,120,957
5/31/95                      $  1,214,386           $  1,237,900          $  1,158,061
6/30/95                      $  1,252,396           $  1,285,683          $  1,217,238
7/31/95                      $  1,287,964           $  1,339,167          $  1,283,456
8/31/95                      $  1,303,935           $  1,340,640          $  1,290,643
9/30/95                      $  1,349,182           $  1,402,444          $  1,338,526
10/31/95                     $  1,336,634           $  1,403,426          $  1,330,896
11/30/95                     $  1,410,550           $  1,458,019          $  1,372,820
12/31/95                     $  1,413,936           $  1,466,330          $  1,373,369
1/31/96                      $  1,438,679           $  1,515,452          $  1,413,746
2/29/96                      $  1,460,116           $  1,543,184          $  1,445,555
3/31/96                      $  1,468,876           $  1,545,191          $  1,446,278
4/30/96                      $  1,484,740           $  1,585,829          $  1,480,699
5/31/96                      $  1,502,557           $  1,641,175          $  1,524,380
6/30/96                      $  1,506,915           $  1,643,472          $  1,510,661
7/31/96                      $  1,411,828           $  1,547,165          $  1,429,840
8/31/96                      $  1,444,159           $  1,587,082          $  1,472,735
9/30/96                      $  1,524,743           $  1,702,621          $  1,575,238
10/31/96                     $  1,538,466           $  1,712,837          $  1,594,928
11/30/96                     $  1,664,928           $  1,841,471          $  1,698,120
12/31/96                     $  1,618,310           $  1,805,378          $  1,656,007
1/31/97                      $  1,657,311           $  1,931,935          $  1,760,998
2/28/97                      $  1,639,081           $  1,918,798          $  1,735,639
3/31/97                      $  1,580,402           $  1,814,991          $  1,646,774
4/30/97                      $  1,688,501           $  1,935,506          $  1,737,182
5/31/97                      $  1,815,983           $  2,075,250          $  1,855,137
6/30/97                      $  1,905,148           $  2,158,260          $  1,932,867
7/31/97                      $  2,095,091           $  2,349,050          $  2,117,649
8/31/97                      $  1,984,261           $  2,211,631          $  2,002,238
9/30/97                      $  2,082,283           $  2,320,443          $  2,112,761
10/31/97                     $  2,027,935           $  2,234,586          $  2,039,448
11/30/97                     $  2,101,752           $  2,329,556          $  2,084,724
12/31/97                     $  2,150,093           $  2,355,647          $  2,113,076
1/31/98                      $  2,181,269           $  2,426,081          $  2,150,478
2/28/98                      $  2,365,368           $  2,608,523          $  2,314,774
3/31/98                      $  2,466,133           $  2,712,603          $  2,422,411
4/30/98                      $  2,540,610           $  2,750,037          $  2,463,108
5/31/98                      $  2,467,948           $  2,671,935          $  2,407,934
6/30/98                      $  2,616,766           $  2,835,725          $  2,545,668
7/31/98                      $  2,589,028           $  2,817,009          $  2,544,395
8/31/98                      $  2,221,645           $  2,394,176          $  2,128,895
9/30/98                      $  2,404,264           $  2,578,049          $  2,283,666
10/31/98                     $  2,618,484           $  2,785,324          $  2,430,963
11/30/98                     $  2,778,735           $  2,997,287          $  2,597,970
12/31/98                     $  3,028,544           $  3,267,643          $  2,883,746
1/31/99                      $  3,245,085           $  3,459,453          $  3,070,901
2/28/99                      $  3,133,129           $  3,301,356          $  2,944,687
3/31/99                      $  3,332,709           $  3,475,338          $  3,111,946
4/30/99                      $  3,381,034           $  3,479,856          $  3,122,526
5/31/99                      $  3,274,193           $  3,373,024          $  3,019,171
6/30/99                      $  3,518,448           $  3,609,136          $  3,229,003
7/31/99                      $  3,451,949           $  3,494,365          $  3,127,612
8/31/99                      $  3,505,109           $  3,551,323          $  3,128,238
9/30/99                      $  3,480,573           $  3,476,746          $  3,096,643
10/31/99                     $  3,660,519           $  3,739,240          $  3,334,155
11/30/99                     $  3,804,011           $  3,940,785          $  3,498,862
12/31/99                     $  4,159,306           $  4,350,627          $  3,887,586
1/31/2000                    $  3,949,677           $  4,146,582          $  3,731,694
2/29/2000                    $  4,180,338           $  4,349,350          $  3,927,981
3/31/2000                    $  4,415,273           $  4,660,763          $  4,203,725
4/30/2000                    $  4,187,887           $  4,438,911          $  3,878,357
5/31/2000                    $  3,834,848           $  4,215,190          $  3,654,963
6/30/2000                    $  4,190,722           $  4,534,701          $  3,896,557
7/31/2000                    $  4,067,514           $  4,345,604          $  3,817,456
8/31/2000                    $  4,363,223           $  4,738,882          $  4,147,666
9/30/2000                    $  3,818,256           $  4,290,583          $  3,831,199
10/31/2000                   $  3,627,343           $  4,087,639          $  3,628,529
11/30/2000                   $  3,198,229           $  3,485,121          $  3,141,580
12/31/2000                   $  3,131,386           $  3,374,991          $  3,122,103
1/31/2001                    $  3,288,268           $  3,608,203          $  3,212,956
2/28/2001                    $  2,838,104           $  2,995,530          $  2,715,590
3/31/2001                    $  2,572,458           $  2,669,616          $  2,433,440
4/30/2001                    $  2,877,551           $  3,007,323          $  2,694,792
5/31/2001                    $  2,840,143           $  2,963,115          $  2,674,312
6/30/2001                    $  2,800,097           $  2,894,371          $  2,597,291
7/31/2001                    $  2,755,575           $  2,822,012          $  2,504,308
8/31/2001                    $  2,553,867           $  2,591,171          $  2,313,981
9/30/2001                    $  2,294,905           $  2,332,572          $  2,081,194
10/31/2001                   $  2,419,519           $  2,455,032          $  2,167,564
11/30/2001                   $  2,575,819           $  2,690,961          $  2,366,113
12/31/2001                   $  2,581,744           $  2,685,848          $  2,376,997
1/31/2002                    $  2,558,250           $  2,638,309          $  2,323,277
2/28/2002                    $  2,485,084           $  2,528,819          $  2,227,093
3/31/2002                    $  2,530,313           $  2,616,316          $  2,316,622
4/30/2002                    $  2,300,054           $  2,402,824          $  2,162,335
5/31/2002                    $  2,262,103           $  2,344,676          $  2,122,981
6/30/2002                    $  2,051,728           $  2,127,794          $  1,950,170
7/31/2002                    $  1,955,912           $  2,010,765          $  1,803,322
8/31/2002                    $  1,974,493           $  2,016,797          $  1,813,241
9/30/2002                    $  1,758,089           $  1,807,655          $  1,637,538
10/31/2002                   $  1,940,402           $  1,973,417          $  1,763,628
11/30/2002                   $  2,040,139           $  2,080,574          $  1,836,642
12/31/2002                   $  1,883,864           $  1,936,806          $  1,708,628
1/31/2003                    $  1,833,188           $  1,889,742          $  1,669,159
2/28/2003                    $  1,828,789           $  1,881,049          $  1,651,299
3/31/2003                    $  1,875,606           $  1,916,037          $  1,682,343
4/30/2003                    $  2,011,400           $  2,057,632          $  1,805,491
5/31/2003                    $  2,083,006           $  2,160,307          $  1,893,960
6/30/2003                    $  2,093,421           $  2,190,120          $  1,909,680
7/31/2003                    $  2,132,149           $  2,244,654          $  1,965,060
8/31/2003                    $  2,150,059           $  2,300,546          $  2,013,401
9/30/2003                    $  2,122,323           $  2,275,930          $  1,970,516
10/31/2003                   $  2,208,914           $  2,403,837          $  2,090,126
11/30/2003                   $  2,213,332           $  2,429,077          $  2,109,982
12/31/2003                   $  2,284,158           $  2,513,123          $  2,169,484
1/31/2004                    $  2,296,036           $  2,564,391          $  2,211,138
2/29/2004                    $  2,309,583           $  2,580,803          $  2,220,645
3/31/2004                    $  2,286,487           $  2,533,058          $  2,195,774
4/30/2004                    $  2,241,005           $  2,503,675          $  2,146,589

SOURCE: LIPPER ANALYTICAL SERVICES, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Aware Large Cap Growth Fund, Russell 1000 Growth Index, and Lipper Large-Cap Growth Funds Index from April 30, 1994 to April 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TAX AWARE LARGE CAP VALUE FUND

AS OF APRIL 30, 2004                                                 (Unaudited)

                              FUND FACTS

                              Fund Inception                              1/1/97
                              Fiscal Year End                         OCTOBER 31
                              Net Assets as of 4/30/2004
                              (In Millions)                               $394.7
                              Primary Benchmark               RUSSELL 1000 VALUE
                                                                           INDEX

Q:   HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Large Cap Value Fund, which seeks to provide income and capital appreciation while minimizing taxable capital gain distributions through a portfolio of large cap equity securities, had a return of 8.01% during the six-month period ended April 30, 2004. This compares to the 8.15% return from the Fund's benchmark, the Russell 1000 Value Index.

Q:   WHY DID THE FUND PERFORM THIS WAY?

A: The Fund participated in the markets' advance and performed in line with its benchmark in the six-month period ending April 30, 2004. The market continued its trend of steadily improving performance for most of the period as the economy showed signs of improvement and corporate earnings came in ahead of expectations. The accommodating environment of low interest rates and inflation also aided equity returns. However, the upgrade in prospects for growth brought with it the threat of an early end to the Federal Reserve's highly accommodative stance. As a result stocks receded in March and April.

     Stock selection was strongest in the Industrial Cyclical sector where the portfolio manager added value against the benchmark. The Portfolio's holdings in the sector benefited from an improved economic outlook and lower interest rate environment. Among the top contributors in the sector was a resurgent Tyco International Ltd. Despite the negative media attention Tyco has received, it has been a strong turnaround story as the company remains focused on long-term improvements in profit margins, working capital, and free cash flow. With its leaner operations, Tyco should continue to benefit from an improving economy and a pickup in industrial markets and non-residential construction.

     Despite the strong return generated by the Fund, some sectors did lag their benchmark peer group in the period. In particular, an underweight position in the Consumer Staples and Utilities sectors modestly detracted from the Fund's relative return.

Q:   HOW WAS THE FUND MANAGED?

A: We pursue capital appreciation by buying stocks when they are out- of-favor and undervalued, and then selling them when they have returned to favor and achieved what we believe to be their full value. The Fund takes a traditional, disciplined approach to value investing -- uncovering financially strong stocks that we believe to be attractively priced and have a short-to-intermediate term catalyst for future appreciation. A strong "catalyst" for appreciation can include a corporate restructuring or enhanced product line.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                         32.5%
Consumer Goods & Services                   20.7%
Industrial Products & Services              14.5%
Energy                                      13.0%
Technology                                   4.8%
Telecommunications                           4.6%
Utilities                                    3.7%
Pharmaceuticals                              2.7%
Short-Term Investments                       2.0%
REITs                                        1.0%
Health Services & Systems                    0.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  Citigroup, Inc.                          5.0%
2.  ConocoPhillips                           3.9%
3.  Exxon Mobil Corp.                        3.5%
4.  Bank of America Corp.                    3.2%
5.  Verizon Communications, Inc.             2.9%
6.  Goldman Sachs Group, Inc.                2.6%
7.  AMBAC Financial Group, Inc.              2.5%
8.  RenaissanceRe Holdings LTD (Bermuda)     2.5%
9.  Tyco International LTD (Bermuda)         2.3%
10. Praxair, Inc.                            2.3%

Top 10 equity holdings comprised 30.7% of the Portfolio's market value of investments ($121,953 in thousands). As of April 30, 2004 the Fund held 57 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2004

                                       1 YEAR      3 YEARS      5 YEARS       10 YEARS
                                       -----------------------------------------------
SELECT SHARES                          25.31%      (0.82%)      (2.47%)         8.15%

[CHART]

TEN-YEAR FUND PERFORMANCE (4/30/94 TO 4/30/04)

                      JPMORGAN TAX AWARE LARGE CAP
                       VALUE FUND (SELECT SHARES)        RUSSELL 1000 VALUE INDEX        LIPPER EQUITY INCOME FUNDS INDEX
Apr-1994                     $  1,000,000                       $  1,000,000                        $  1,000,000
May-1994                     $  1,010,600                       $  1,011,500                        $  1,011,400
Jun-1994                     $    988,569                       $    987,224                        $    996,532
Jul-1994                     $  1,013,975                       $  1,017,927                        $  1,024,635
Aug-1994                     $  1,049,261                       $  1,047,141                        $  1,058,755
Sep-1994                     $  1,023,974                       $  1,012,376                        $  1,038,745
Oct-1994                     $  1,032,780                       $  1,026,448                        $  1,044,354
Nov-1994                     $    987,958                       $    984,980                        $  1,005,295
Dec-1994                     $    995,664                       $    996,307                        $  1,013,036
Jan-1995                     $    999,049                       $  1,026,993                        $  1,031,169
Feb-1995                     $  1,048,902                       $  1,067,559                        $  1,064,373
Mar-1995                     $  1,081,942                       $  1,090,939                        $  1,089,492
Apr-1995                     $  1,109,964                       $  1,125,413                        $  1,115,640
May-1995                     $  1,153,475                       $  1,172,792                        $  1,149,890
Jun-1995                     $  1,188,310                       $  1,188,625                        $  1,165,183
Jul-1995                     $  1,242,972                       $  1,229,989                        $  1,197,109
Aug-1995                     $  1,252,046                       $  1,247,332                        $  1,211,834
Sep-1995                     $  1,271,953                       $  1,292,486                        $  1,249,522
Oct-1995                     $  1,248,041                       $  1,279,690                        $  1,231,779
Nov-1995                     $  1,303,828                       $  1,344,570                        $  1,283,636
Dec-1995                     $  1,320,126                       $  1,378,319                        $  1,315,342
Jan-1996                     $  1,365,142                       $  1,421,322                        $  1,345,464
Feb-1996                     $  1,384,254                       $  1,432,125                        $  1,355,286
Mar-1996                     $  1,410,970                       $  1,456,471                        $  1,372,362
Apr-1996                     $  1,416,473                       $  1,462,005                        $  1,384,988
May-1996                     $  1,434,887                       $  1,480,280                        $  1,405,486
Jun-1996                     $  1,442,779                       $  1,481,465                        $  1,407,594
Jul-1996                     $  1,397,187                       $  1,425,465                        $  1,361,566
Aug-1996                     $  1,432,536                       $  1,466,233                        $  1,392,337
Sep-1996                     $  1,488,262                       $  1,524,590                        $  1,443,575
Oct-1996                     $  1,530,975                       $  1,583,591                        $  1,477,643
Nov-1996                     $  1,626,967                       $  1,698,402                        $  1,562,017
Dec-1996                     $  1,617,043                       $  1,676,662                        $  1,552,020
Jan-1997                     $  1,704,525                       $  1,757,980                        $  1,608,824
Feb-1997                     $  1,724,638                       $  1,783,822                        $  1,631,026
Mar-1997                     $  1,667,208                       $  1,719,605                        $  1,578,180
Apr-1997                     $  1,722,392                       $  1,791,828                        $  1,625,210
May-1997                     $  1,816,435                       $  1,891,991                        $  1,718,822
Jun-1997                     $  1,896,539                       $  1,973,158                        $  1,783,794
Jul-1997                     $  1,996,866                       $  2,121,539                        $  1,891,178
Aug-1997                     $  1,927,775                       $  2,046,013                        $  1,830,660
Sep-1997                     $  2,044,984                       $  2,169,592                        $  1,923,475
Oct-1997                     $  2,001,425                       $  2,109,060                        $  1,867,117
Nov-1997                     $  2,068,673                       $  2,202,281                        $  1,929,105
Dec-1997                     $  2,122,666                       $  2,266,587                        $  1,973,668
Jan-1998                     $  2,114,812                       $  2,234,402                        $  1,972,878
Feb-1998                     $  2,184,178                       $  2,384,777                        $  2,079,414
Mar-1998                     $  2,299,284                       $  2,530,725                        $  2,173,611
Apr-1998                     $  2,275,371                       $  2,547,681                        $  2,172,524
May-1998                     $  2,253,528                       $  2,509,975                        $  2,145,802
Jun-1998                     $  2,260,964                       $  2,542,103                        $  2,163,183
Jul-1998                     $  2,188,613                       $  2,497,362                        $  2,107,373
Aug-1998                     $  1,900,154                       $  2,125,755                        $  1,853,224
Sep-1998                     $  2,032,215                       $  2,247,773                        $  1,948,480
Oct-1998                     $  2,153,741                       $  2,421,975                        $  2,063,635
Nov-1998                     $  2,234,507                       $  2,534,839                        $  2,150,926
Dec-1998                     $  2,374,610                       $  2,621,024                        $  2,205,990
Jan-1999                     $  2,392,182                       $  2,641,992                        $  2,203,122
Feb-1999                     $  2,322,091                       $  2,604,740                        $  2,162,365
Mar-1999                     $  2,341,365                       $  2,658,658                        $  2,207,991
Apr-1999                     $  2,480,910                       $  2,906,977                        $  2,364,758
May-1999                     $  2,430,300                       $  2,875,000                        $  2,331,651
Jun-1999                     $  2,510,013                       $  2,958,375                        $  2,405,098
Jul-1999                     $  2,435,466                       $  2,871,695                        $  2,344,249
Aug-1999                     $  2,349,250                       $  2,765,155                        $  2,289,628
Sep-1999                     $  2,290,989                       $  2,668,374                        $  2,208,575
Oct-1999                     $  2,329,707                       $  2,822,073                        $  2,283,004
Nov-1999                     $  2,357,663                       $  2,800,060                        $  2,270,220
Dec-1999                     $  2,435,230                       $  2,813,501                        $  2,298,370
Jan-2000                     $  2,372,645                       $  2,721,781                        $  2,211,262
Feb-2000                     $  2,311,668                       $  2,519,552                        $  2,086,768
Mar-2000                     $  2,525,266                       $  2,826,938                        $  2,279,794
Apr-2000                     $  2,494,458                       $  2,794,145                        $  2,262,468
May-2000                     $  2,451,054                       $  2,823,484                        $  2,296,631
Jun-2000                     $  2,499,340                       $  2,694,451                        $  2,247,253
Jul-2000                     $  2,461,100                       $  2,728,131                        $  2,260,287
Aug-2000                     $  2,594,246                       $  2,879,815                        $  2,392,740
Sep-2000                     $  2,468,425                       $  2,906,310                        $  2,387,476
Oct-2000                     $  2,477,311                       $  2,977,805                        $  2,437,613
Nov-2000                     $  2,347,005                       $  2,867,328                        $  2,351,809
Dec-2000                     $  2,378,924                       $  3,010,981                        $  2,469,635
Jan-2001                     $  2,376,307                       $  3,022,724                        $  2,490,133
Feb-2001                     $  2,211,629                       $  2,938,693                        $  2,406,962
Mar-2001                     $  2,090,432                       $  2,834,957                        $  2,318,868
Apr-2001                     $  2,243,242                       $  2,973,870                        $  2,439,217
May-2001                     $  2,249,075                       $  3,040,782                        $  2,481,659
Jun-2001                     $  2,168,108                       $  2,973,276                        $  2,420,114
Jul-2001                     $  2,175,263                       $  2,967,032                        $  2,417,452
Aug-2001                     $  2,043,877                       $  2,848,054                        $  2,337,676
Sep-2001                     $  1,919,200                       $  2,647,551                        $  2,176,610
Oct-2001                     $  1,946,261                       $  2,624,782                        $  2,187,711
Nov-2001                     $  2,069,849                       $  2,777,282                        $  2,300,597
Dec-2001                     $  2,086,407                       $  2,842,826                        $  2,341,087
Jan-2002                     $  2,059,910                       $  2,820,936                        $  2,318,145
Feb-2002                     $  2,058,468                       $  2,825,450                        $  2,321,622
Mar-2002                     $  2,141,630                       $  2,959,094                        $  2,409,611
Apr-2002                     $  2,032,407                       $  2,857,597                        $  2,327,443
May-2002                     $  2,049,479                       $  2,871,885                        $  2,329,538
Jun-2002                     $  1,916,673                       $  2,707,039                        $  2,183,476
Jul-2002                     $  1,771,964                       $  2,455,284                        $  2,008,143
Aug-2002                     $  1,798,898                       $  2,473,944                        $  2,023,003
Sep-2002                     $  1,598,861                       $  2,198,842                        $  1,812,409
Oct-2002                     $  1,712,540                       $  2,361,776                        $  1,922,241
Nov-2002                     $  1,794,228                       $  2,510,568                        $  2,032,577
Dec-2002                     $  1,732,147                       $  2,401,609                        $  1,956,559
Jan-2003                     $  1,666,846                       $  2,343,490                        $  1,902,166
Feb-2003                     $  1,619,674                       $  2,280,919                        $  1,855,183
Mar-2003                     $  1,618,864                       $  2,284,796                        $  1,857,780
Apr-2003                     $  1,746,754                       $  2,485,858                        $  2,000,086
May-2003                     $  1,851,909                       $  2,646,445                        $  2,120,091
Jun-2003                     $  1,879,502                       $  2,679,525                        $  2,142,352
Jul-2003                     $  1,902,432                       $  2,719,450                        $  2,166,347
Aug-2003                     $  1,929,447                       $  2,761,874                        $  2,198,625
Sep-2003                     $  1,901,084                       $  2,734,807                        $  2,183,894
Oct-2003                     $  2,026,365                       $  2,902,178                        $  2,292,652
Nov-2003                     $  2,056,963                       $  2,941,647                        $  2,321,311
Dec-2003                     $  2,186,141                       $  3,122,853                        $  2,462,214
Jan-2004                     $  2,218,496                       $  3,177,815                        $  2,500,378
Feb-2004                     $  2,272,183                       $  3,245,820                        $  2,547,636
Mar-2004                     $  2,244,690                       $  3,217,257                        $  2,518,847
Apr-2004                     $  2,189,357                       $  3,138,756                        $  2,476,531

SOURCE: LIPPER ANALYTICAL SERVICES, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Aware Large Cap Value Fund, Russell 1000 Value Index and Lipper Equity Income Funds Index from April 30, 1994 to April 30, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Value Index measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Equity Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TAX AWARE SHORT-INTERMEDIATE INCOME FUND

AS OF APRIL 30, 2004                                                 (Unaudited)

                                FUND FACTS

                                Fund Inception                          12/20/02
                                Fiscal Year End                       OCTOBER 31
                                Net Assets as of 4/30/2004
                                (In Millions)                             $716.8
                                Primary Benchmark                LEHMAN 1-5 YEAR
                                                                  MUNICIPAL BOND
                                                                           INDEX

Q:   HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Short-Intermediate Income Fund, which seeks to maximize after-tax income from a portfolio of tax-exempt and taxable securities, returned -0.05% (Institutional Shares) for the six-month period ended April 30, 2004. This compares to the 0.26% return from the Fund's benchmark index, the Lehman 1-5 Year Municipal Bond Index.

Q:   WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?

A: The fund underperformed its benchmark over the last six months. Our yield curve and duration positioning, which was longer than the benchmark, was negative for performance as investors started pricing in a strengthening economy and interest rates rose. Although only a slight drag in November and December, it resulted in poor returns toward the end of the first quarter and was a major detriment in April as interest rates spiked higher on the back of strong employment growth and the first whiff of inflation. However, performance benefited from our allocation to California obligations, including state bonds, as they rose in price in response to California's progress towards solving its budget problems. Also positive were our purchases of lower-rated paper, which performed well at a time when credit spreads narrowed.

Q:   HOW WAS THE FUND MANAGED?

A: Low seasonal supply during the first quarter of 2004 was met with strong demand from both retail and institutional buyers. In the second half of March, however, an avalanche of supply overwhelmed demand. We tactically traded our allocation to municipals, remaining at about 90% throughout the period.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2004

                                                                    SINCE
                                                                INCEPTION
                                         1 YEAR                (12/20/02)
                             --------------------------------------------
INSTITUTIONAL SHARES                      0.83%                   1.74%

SELECT SHARES                             0.68%                   1.58%

[CHART]

LIFE OF FUND PERFORMANCE (12/20/02 TO 4/30/04)

                  JPMORGAN TAX AWARE SHORT-INTERMEDIATE                                             LIPPER SHORT-INTERMEDIATE
                   INCOME FUND (INSTITUTIONAL SHARES)      LEHMAN 1-5 YEAR MUNICIPAL BOND INDEX    MUNICIPAL DEBT FUNDS INDEX
Dec-2002                     $  3,000,000                             $  3,000,000                        $  3,000,000
Dec-2002                     $  3,016,200                             $  3,000,000                        $  3,000,000
Jan-2003                     $  3,011,374                             $  3,008,010                        $  3,000,300
Feb-2003                     $  3,028,539                             $  3,026,509                        $  3,026,703
Mar-2003                     $  3,031,265                             $  3,023,180                        $  3,019,741
Apr-2003                     $  3,045,815                             $  3,031,040                        $  3,033,028
May-2003                     $  3,079,014                             $  3,054,682                        $  3,077,310
Jun-2003                     $  3,072,856                             $  3,051,933                        $  3,072,694
Jul-2003                     $  3,021,232                             $  3,024,771                        $  3,020,151
Aug-2003                     $  3,036,338                             $  3,038,080                        $  3,031,326
Sep-2003                     $  3,087,652                             $  3,080,917                        $  3,089,224
Oct-2003                     $  3,072,832                             $  3,067,977                        $  3,080,883
Nov-2003                     $  3,079,285                             $  3,072,272                        $  3,098,444
Dec-2003                     $  3,085,751                             $  3,079,031                        $  3,110,838
Jan-2004                     $  3,098,403                             $  3,089,500                        $  3,123,592
Feb-2004                     $  3,125,669                             $  3,113,907                        $  3,153,891
Mar-2004                     $  3,112,541                             $  3,107,056                        $  3,142,537
Apr-2004                     $  3,070,962                             $  3,075,986                        $  3,095,714

SOURCE: LIPPER ANALYTICAL SERVICES, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 12/20/02.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Tax Aware Short-Intermediate Fund, Lehman 1-5 Year Municipal Bond Index, and Lipper Short-Intermediate Municipal Debt Funds Index from December 20, 2002 to April 30, 2004.

The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman 1-5 Year Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 5 years. The Lipper Short-Intermediate Municipal Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distribution or redemption of fund shares.

JPMORGAN TAX AWARE U.S. EQUITY FUND

AS OF APRIL 30, 2004                                                 (Unaudited)

                                 FUND FACTS

                                 Fund Inception                         12/18/96
                                 Fiscal Year End                      OCTOBER 31
                                 Net Assets as of 4/30/2004
                                 (In Millions)                            $924.0
                                 Primary Benchmark                 S&P 500 INDEX

Q:   HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware U.S. Equity Fund, which seeks to provide high after-tax return from a portfolio of selected equity securities, rose 6.20% (Select Shares) in the six-month period ended April 30, 2004. This compares to an increase of 6.27% by the S&P 500 Index, the Fund's benchmark.

Q:   WHY DID THE FUND PERFORM THIS WAY?

A: The six-month period ended April 30, 2004 began with an extension of the equity market rally that we witnessed in most of 2003. Investors focused their attention on strong corporate earnings, robust economic growth, and low interest rates. While economic indicators turned decisively stronger, the upgrade in prospects for growth brought with it the threat of an early end to the Federal Reserve's highly accommodative stance. As a result stocks receded in March and April.

     The Fund participated in the market's advance and performed in line with its benchmark. Stock selection was strongest in the Retail sector where the portfolio manager added value against the benchmark. Amongst the top contributors in the sector were Target Corp. and TJX Companies. Shares of Target rallied on the announcement that it was exploring the divestiture of its struggling Marshall Field's and Mervyn's stores. TJX, the largest discount reseller of brand-name merchandise, continues to execute its business exceptionally well and reported a 62% increase in earnings per share in the fourth quarter. Additionally, adept stock selection in the Pharmaceuticals/Medical Technology sector, where the resurgence of Guidant Corporation, also aided the Fund's relative performance.

     Despite the strong return generated by the Fund, some sectors did lag their benchmark peer group in the period. In particular, an underweight position in the consumer cyclical sector modestly detracted from the Fund's relative return.

Q:   HOW WAS THE FUND MANAGED?

A: During the period under review, the portfolio had accumulated realized and unrealized losses, which created additional trading flexibility. We continued to look to buy companies that we believed would perform well over longer periods of time so that the Fund could hold the stocks and benefit from lower long-term capital gains treatment.

     We added to our position in the finance and capital markets sectors, as we believed both sectors are relatively cheap. In particular, we increased our holding in Freddie Mac and initiated a position in Wells Fargo in the finance sector. Within the capital markets sector we purchased shares of American Express, Bank of America, and Merrill Lynch and exited positions in Morgan Stanley, Mellon Financial, Capital One Financial and Bank One.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services            22.3%
Finance & Insurance                  21.5%
Technology                           16.3%
Industrial Products & Services       13.2%
Pharmaceuticals                      10.3%
Energy                                7.3%
Health Services & Systems             4.2%
Telecommunications                    2.1%
Short-Term Investments                1.4%
Utilities                             1.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  General Electric Co.              4.1%
2.  Citigroup, Inc.                   3.9%
3.  Microsoft Corp.                   3.3%
4.  Pfizer, Inc.                      3.3%
5.  Johnson & Johnson                 3.0%
6.  Bank of America Corp.             2.9%
7.  Tyco International LTD (Bermuda)  2.8%
8.  Cisco Sytems, Inc.                2.7%
9.  Altria Group, Inc.                2.5%
10. ChevronTexaco Corp.               2.4%

Top 10 equity holdings comprised 30.9% of the Portfolio's market value of investments ($286,341 in thousands). As of April 30, 2004 the Fund held 71 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2004

                                                                                            SINCE
                                                                                        INCEPTION
                                                     1 YEAR     3 YEARS     5 YEARS     (12/18/96)
                                       ----------------------------------------------------------
CLASS A SHARES
          Without Sales Charge                       19.33%     (3.44%)     (2.83%)       6.93%
             With Sales Charge*                      12.46%     (5.34%)     (3.97%)       6.07%

CLASS B SHARES
                  Without CDSC                       18.71%     (4.10%)     (3.23%)       6.63%
                     With CDSC**                     13.71%     (5.07%)     (3.61%)       6.63%
CLASS C SHARES
                  Without CDSC                       18.71%     (4.13%)     (3.24%)       6.62%
                     With CDSC***                    17.71%     (4.13%)     (3.24%)       6.62%

INSTITUTIONAL SHARES                                 19.86%     (3.14%)     (2.72%)       7.01%

SELECT SHARES                                        19.61%     (3.30%)     (2.74%)       6.99%

  * Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (12/18/96 TO 4/30/04)

                           JPMORGAN TAX AWARE
                   U.S. EQUITY FUND (SELECT SHARES)       S&P 500 INDEX       LIPPER LARGE-CAP CORE FUNDS INDEX
Dec-1996                     $  1,000,000                 $  1,000,000                 $  1,000,000
Dec-1996                     $  1,011,100                 $  1,000,000                 $  1,000,000
Jan-1997                     $  1,082,180                 $  1,062,500                 $  1,054,700
Feb-1997                     $  1,085,210                 $  1,070,788                 $  1,053,434
Mar-1997                     $  1,042,128                 $  1,026,778                 $  1,008,347
Apr-1997                     $  1,090,170                 $  1,088,077                 $  1,064,210
May-1997                     $  1,157,215                 $  1,154,341                 $  1,128,807
Jun-1997                     $  1,202,231                 $  1,206,055                 $  1,177,798
Jul-1997                     $  1,321,372                 $  1,302,057                 $  1,270,844
Aug-1997                     $  1,257,285                 $  1,229,142                 $  1,206,158
Sep-1997                     $  1,311,349                 $  1,296,499                 $  1,268,275
Oct-1997                     $  1,258,239                 $  1,253,196                 $  1,229,212
Nov-1997                     $  1,304,290                 $  1,311,219                 $  1,269,407
Dec-1997                     $  1,317,464                 $  1,333,772                 $  1,292,510
Jan-1998                     $  1,338,543                 $  1,348,577                 $  1,305,306
Feb-1998                     $  1,427,021                 $  1,445,809                 $  1,397,852
Mar-1998                     $  1,495,375                 $  1,519,834                 $  1,467,046
Apr-1998                     $  1,527,526                 $  1,535,185                 $  1,481,863
May-1998                     $  1,505,377                 $  1,508,780                 $  1,456,523
Jun-1998                     $  1,558,667                 $  1,570,036                 $  1,525,708
Jul-1998                     $  1,544,483                 $  1,553,394                 $  1,513,350
Aug-1998                     $  1,326,865                 $  1,328,773                 $  1,286,802
Sep-1998                     $  1,420,542                 $  1,413,947                 $  1,350,756
Oct-1998                     $  1,532,339                 $  1,528,901                 $  1,452,062
Nov-1998                     $  1,641,288                 $  1,621,553                 $  1,538,460
Dec-1998                     $  1,727,784                 $  1,714,954                 $  1,640,614
Jan-1999                     $  1,783,419                 $  1,786,639                 $  1,698,035
Feb-1999                     $  1,720,821                 $  1,731,075                 $  1,645,566
Mar-1999                     $  1,801,699                 $  1,800,318                 $  1,711,718
Apr-1999                     $  1,889,622                 $  1,869,990                 $  1,757,592
May-1999                     $  1,842,004                 $  1,825,858                 $  1,711,015
Jun-1999                     $  1,949,208                 $  1,927,193                 $  1,806,490
Jul-1999                     $  1,884,495                 $  1,867,065                 $  1,753,560
Aug-1999                     $  1,858,112                 $  1,857,730                 $  1,735,674
Sep-1999                     $  1,801,439                 $  1,806,828                 $  1,688,637
Oct-1999                     $  1,900,699                 $  1,921,200                 $  1,792,150
Nov-1999                     $  1,952,398                 $  1,960,200                 $  1,836,058
Dec-1999                     $  2,044,160                 $  2,075,656                 $  1,958,156
Jan-2000                     $  2,007,570                 $  1,971,458                 $  1,879,046
Feb-2000                     $  1,997,331                 $  1,934,198                 $  1,878,483
Mar-2000                     $  2,180,287                 $  2,123,362                 $  2,041,723
Apr-2000                     $  2,055,356                 $  2,059,449                 $  1,974,959
May-2000                     $  1,992,257                 $  2,017,230                 $  1,924,597
Jun-2000                     $  2,045,052                 $  2,066,854                 $  1,995,037
Jul-2000                     $  2,055,277                 $  2,034,611                 $  1,963,915
Aug-2000                     $  2,174,483                 $  2,160,960                 $  2,099,425
Sep-2000                     $  2,086,851                 $  2,046,862                 $  1,987,735
Oct-2000                     $  2,089,982                 $  2,038,265                 $  1,964,678
Nov-2000                     $  1,935,114                 $  1,877,650                 $  1,791,786
Dec-2000                     $  1,938,791                 $  1,886,850                 $  1,813,646
Jan-2001                     $  2,005,097                 $  1,953,833                 $  1,864,972
Feb-2001                     $  1,813,210                 $  1,775,644                 $  1,691,343
Mar-2001                     $  1,686,647                 $  1,663,068                 $  1,587,495
Apr-2001                     $  1,818,375                 $  1,792,288                 $  1,708,144
May-2001                     $  1,833,649                 $  1,804,297                 $  1,717,710
Jun-2001                     $  1,788,725                 $  1,760,452                 $  1,672,019
Jul-2001                     $  1,777,456                 $  1,743,200                 $  1,647,775
Aug-2001                     $  1,676,318                 $  1,634,075                 $  1,550,721
Sep-2001                     $  1,559,814                 $  1,502,206                 $  1,433,021
Oct-2001                     $  1,593,506                 $  1,530,898                 $  1,466,840
Nov-2001                     $  1,717,162                 $  1,648,318                 $  1,562,918
Dec-2001                     $  1,731,930                 $  1,662,823                 $  1,580,579
Jan-2002                     $  1,674,430                 $  1,638,546                 $  1,555,606
Feb-2002                     $  1,634,411                 $  1,606,922                 $  1,529,472
Mar-2002                     $  1,701,258                 $  1,667,342                 $  1,581,474
Apr-2002                     $  1,578,087                 $  1,566,301                 $  1,498,763
May-2002                     $  1,576,036                 $  1,554,710                 $  1,487,822
Jun-2002                     $  1,466,186                 $  1,444,015                 $  1,385,013
Jul-2002                     $  1,358,275                 $  1,331,382                 $  1,282,107
Aug-2002                     $  1,374,710                 $  1,340,169                 $  1,292,620
Sep-2002                     $  1,222,255                 $  1,194,493                 $  1,167,107
Oct-2002                     $  1,327,368                 $  1,299,608                 $  1,257,791
Nov-2002                     $  1,399,445                 $  1,376,155                 $  1,314,014
Dec-2002                     $  1,322,335                 $  1,295,375                 $  1,244,766
Jan-2003                     $  1,282,004                 $  1,261,436                 $  1,212,153
Feb-2003                     $  1,264,441                 $  1,242,514                 $  1,196,031
Mar-2003                     $  1,272,154                 $  1,254,567                 $  1,206,078
Apr-2003                     $  1,374,689                 $  1,357,943                 $  1,294,966
May-2003                     $  1,432,701                 $  1,429,506                 $  1,357,772
Jun-2003                     $  1,444,306                 $  1,447,804                 $  1,371,214
Jul-2003                     $  1,465,104                 $  1,473,285                 $  1,392,879
Aug-2003                     $  1,485,908                 $  1,502,015                 $  1,419,761
Sep-2003                     $  1,467,335                 $  1,486,093                 $  1,401,446
Oct-2003                     $  1,548,331                 $  1,570,206                 $  1,469,977
Nov-2003                     $  1,562,886                 $  1,584,024                 $  1,482,325
Dec-2003                     $  1,649,939                 $  1,667,027                 $  1,553,625
Jan-2004                     $  1,670,728                 $  1,697,533                 $  1,575,531
Feb-2004                     $  1,693,617                 $  1,721,129                 $  1,594,122
Mar-2004                     $  1,668,382                 $  1,695,140                 $  1,569,094
Apr-2004                     $  1,644,963                 $  1,668,526                 $  1,544,773

SOURCE: LIPPER ANALYTICAL SERVICES, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 12/18/96.

Returns for the Institutional Shares prior to 9/15/00 (offering date of the Institutional Shares) are calculated using the historical expenses of the Select Shares, which are higher than the expenses of the Institutional Shares.

Returns for the Class A, B, and C Shares prior to 4/16/01 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Aware U.S. Equity Fund, S&P 500 Index, and Lipper Large-Cap Core Funds Index from December 18, 1996 to April 30, 2004. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO  OF INVESTMENTS            AS OF APRIL 30, 2004            (Unaudited)
(Amounts in thousands)

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.8%

             COMMON STOCKS -- 99.8%

             AUSTRALIA -- 1.6%
       271   News Corp., LTD                                        $      2,283
       338   Southern Pacific Petroleum NL* (i)(f)                             0
             -------------------------------------------------------------------
                                                                           2,283
             -------------------------------------------------------------------

             BRAZIL -- 1.2%
        68   Petroleo Brasileiro SA (Preferred), ADR                       1,704

             FINLAND -- 0.7%
        71   Nokia OYJ (f)                                                 1,000

             FRANCE -- 12.1%
        16   Accor SA (f)                                                    651
        67   BNP Paribas (f)                                               4,003
        19   Cap Gemini SA* (f)                                              662
        47   Peugeot SA (f)                                                2,525
        23   Societe Television Francaise 1 (f)                              706
         8   Technip SA* (f)                                               1,149
        87   Thomson SA (f)                                                1,654
        21   Total SA (f)                                                  3,884
        72   Veolia Environnement (f)                                      1,896
             -------------------------------------------------------------------
                                                                          17,130
             -------------------------------------------------------------------

             GERMANY -- 4.1%
       125   Bayerische Hypo-und Vereinsbank AG* (f)                       2,138
        30   Schering AG (f)                                               1,568
       102   TUI AG (f)                                                    2,133
             -------------------------------------------------------------------
                                                                           5,839
             -------------------------------------------------------------------

             HONG KONG -- 4.0%
       987   Cathay Pacific Airways LTD (f)                                1,772
       344   Henderson Land Development Co., LTD (f)                       1,530
       891   Wharf Holdings LTD (f)                                        2,429
             -------------------------------------------------------------------
                                                                           5,731
             -------------------------------------------------------------------

             INDIA -- 2.4%
        13   Infosys Technologies LTD, ADR                                 1,087
        90   Reliance Industries LTD, GDR, #                               2,308
             -------------------------------------------------------------------
                                                                           3,395
             -------------------------------------------------------------------

             INDONESIA -- 0.3%
        22   Telekomunikasi Indonesia TBK PT, ADR                            390

             IRELAND -- 0.7%
        68   Allied Irish Banks PLC (f)                             $        980

             ITALY -- 0.7%
        50   ENI-Ente Nazionale Idrocarburi SPA (f)                        1,020

             JAPAN -- 18.9%
        20   Aiful Corp. (f)                                               1,957
       132   Asahi Breweries LTD (f)                                       1,478
        20   Canon, Inc. (f)                                               1,037
       398   Daiwa Securities Group, Inc. (f)                              2,935
        35   Fujisawa Pharmaceutical Co., LTD (f)                            804
       467   Fujitsu LTD (f)                                               3,184
        17   Ito-Yokado Co., LTD (f)                                         696
       613   Kubota Corp. (f)                                              2,627
        26   Kyocera Corp. (f)                                             2,149
       131   Mitsui Chemicals, Inc. (f)                                      684
        16   Nintendo Co., LTD (f)                                         1,482
         0^^ Nippon Telegraph & Telephone Corp. (f)                        2,412
        40   Ricoh Co., LTD (f)                                              786
         6   Rohm Co., LTD (f)                                               748
        60   Sony Corp. (f)                                                2,295
        54   Suzuki Motor Corp. (f)                                          847
       164   Toshiba Corp. (f)                                               739
             -------------------------------------------------------------------
                                                                          26,860
             -------------------------------------------------------------------

             RUSSIA -- 1.0%
        32   YUKOS, ADR                                                    1,416

             SINGAPORE -- 2.2%
        95   City Developments LTD (f)                                       336
       155   DBS Group Holdings LTD (f)                                    1,295
     1,138   Singapore Telecommunications LTD (f)                          1,556
             -------------------------------------------------------------------
                                                                           3,187
             -------------------------------------------------------------------

             SOUTH KOREA -- 3.4%
        72   POSCO, ADR                                                    2,204
         8   Samsung Electronics Co., LTD, GDR, #                          1,927
        20   Samsung SDI Co., LTD, GDR, #                                    707
             -------------------------------------------------------------------
                                                                           4,838
             -------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             SPAIN -- 1.6%
        18   Acerinox SA (f)                                        $        927
        66   Iberdrola SA (f)                                              1,304
             -------------------------------------------------------------------
                                                                           2,231
             -------------------------------------------------------------------

             SWEDEN -- 3.2%
        51   Atlas Copco AB, Class A (f)                                   1,768
        80   SKF AB, Ser. B                                                2,743
             -------------------------------------------------------------------
                                                                           4,511
             -------------------------------------------------------------------

             SWITZERLAND -- 10.9%
        43   Adecco SA* (f)                                                1,891
         9   Ciba Specialty Chemicals AG* (f)                                624
       103   Compagnie Financiere Richemont AG, Class A (f)                2,636
        17   Lonza Group AG (f)                                              804
        26   Roche Holding AG (f)                                          2,701
         1   Synthes-Stratec, Inc. (f)                                     1,371
        22   UBS AG (f)                                                    1,539
        24   Zurich Financial Services AG (f)                              3,838
             -------------------------------------------------------------------
                                                                          15,404
             -------------------------------------------------------------------

             TAIWAN -- 1.7%
        41   Hon Hai Precision Industry Co., GDR                             374
       387   United Microelectronics Corp., ADR*                           2,014
             -------------------------------------------------------------------
                                                                           2,388
             -------------------------------------------------------------------

             THAILAND -- 0.4%
       221   Advanced Info Service PCL (f)                                   539

             THE NETHERLANDS -- 5.0%
       173   Aegon NV (f)                                                  2,234
        18   Akzo Nobel NV (f)                                               671
        42   ING Groep NV (f)                                                897
       356   Koninklijke KPN NV (f)                                        2,551
        28   Koninklijke Philips Electronics NV (f)                          747
             -------------------------------------------------------------------
                                                                           7,100
             -------------------------------------------------------------------

             UNITED KINGDOM -- 23.7%
        59   AstraZeneca PLC (f)                                    $      2,793
        67   Barclays PLC (f)                                                597
       118   BBA Group PLC (f)                                               529
        35   British American Tobacco PLC (f)                                529
       194   Centrica PLC (f)                                                751
       216   Diageo PLC (f)                                                2,885
       254   Dixons Group PLC (f)                                            695
       127   Hays PLC (f)                                                    265
       271   HSBC Holdings PLC (f)                                         3,863
        38   Imperial Tobacco Group PLC (f)                                  847
        53   Man Group PLC (f)                                             1,588
       236   Prudential PLC (f)                                            1,841
        45   Reckitt Benckiser PLC (f)                                     1,178
       190   Royal Bank of Scotland Group PLC (f)                          5,677
       112   Scottish Power PLC (f)                                          757
       542   Tesco PLC (f)                                                 2,379
        80   Unilever PLC (f)                                                749
     2,213   Vodafone Group PLC (f)                                        5,352
        32   WPP Group PLC (f)                                               318
             -------------------------------------------------------------------
                                                                          33,593
             -------------------------------------------------------------------
             Total Common Stocks                                         141,539
             (Cost $120,107)
             -------------------------------------------------------------------

PRINCIPAL
AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.2%

             U.S. TREASURY SECURITY -- 0.2%
$      250   U.S. Treasury Bill, 0.97%, 7/29/04                              249
             (Cost $249)
             -------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%                            $    141,788
             (COST $120,356)
             -------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2004

INDUSTRY                                                          % OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------------------
Banking                                                                     14.2%
Telecommunications                                                           9.7
Electronics/Electrical Equipment                                             6.4
Insurance                                                                    6.2
Oil & Gas                                                                    5.7
Pharmaceuticals                                                              5.5
Food/Beverage Products                                                       5.3
Financial Services                                                           4.6
Chemicals                                                                    3.6
Utilities                                                                    3.3
Machinery & Engineering Equipment                                            3.1
Computers/Computer Hardware                                                  3.0
Retailing                                                                    2.8
Semi-Conductors                                                              2.8
Automotive                                                                   2.4
Steel                                                                        2.2
Multi-Media                                                                  2.1
Industrial Components                                                        1.9
Consumer Products                                                            1.8
Diversified                                                                  1.7
Business Services                                                            1.5
Entertainment/Leisure                                                        1.5
Real Estate                                                                  1.3
Office/Business Equipment                                                    1.3
Airlines                                                                     1.2
Toys & Games                                                                 1.0
Health Care/Health Care Services                                             1.0
Other (less than 1%)                                                         2.9
--------------------------------------------------------------------------------------------
Total                                                                      100.0%
--------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                        NET UNREALIZED
                                 SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
  CONTRACTS TO BUY                     DATE        VALUE (USD)    4/30/04 (USD)   (DEPRECIATION) (USD)
------------------------------------------------------------------------------------------------------
  8,226          AUD                5/06/04          $   6,164       $    5,939            $     (225)
  6,990          AUD                8/12/04              4,984            4,987                     3
  8,205          CHF                5/06/04              6,336            6,328                    (8)
 10,542          EUR                5/06/04             12,937           12,637                  (300)
  4,384          EUR                8/12/04              5,220            5,242                    22
    890          EUR for
  1,385          CHF                5/06/04              1,068~           1,067~                   (1)
  1,010          EUR for
    694          GBP                5/06/04              1,230~           1,211~                  (19)
  2,920          EUR for
380,804          JPY                5/06/04              3,451~           3,500~                   49
    280          GBP                5/05/04                498              497                    (1)
  7,623          GBP                5/06/04             13,807           13,515                  (292)
  1,919          GBP                8/12/04              3,384            3,372                   (12)
 52,009          HKD                5/06/04              6,669            6,668                    (1)
999,398          JPY                5/06/04              9,208            9,057                  (151)
613,171          JPY                8/12/04              5,627            5,576                   (51)
219,855          JPY for
 16,150          HKD                5/06/04              2,070~           1,992~                  (78)
135,237          JPY for
    690          GBP                5/06/04              1,223~           1,225~                    2
 78,439          JPY for
    620          EUR                5/06/04                743~             711~                  (32)
 16,634          SEK                5/06/04              2,190            2,177                   (13)
  4,728          SGD                5/06/04              2,780            2,779                    (1)
-----------------------------------------------------------------------------------------------------
                                                     $  89,589       $   88,480            $   (1,109)
-----------------------------------------------------------------------------------------------------

~ For cross-currency exchange contracts, the settlement value is the market value at 04/30/04 of the currency being sold, and the value at 04/30/04 is the market value at 04/30/04 of the currency being purchased.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                        NET UNREALIZED
                                 SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
  CONTRACTS TO BUY                     DATE        VALUE (USD)    4/30/04 (USD)   (DEPRECIATION) (USD)
------------------------------------------------------------------------------------------------------
    8,226         AUD                5/06/04          $   5,974       $    5,939            $       35
    6,820         CHF                5/06/04              5,448            5,260                   188
    6,167         CHF                8/12/04              4,774            4,768                     6
   14,742         EUR                5/06/04             17,800           17,671                   129
    2,465         EUR                8/12/04              2,918            2,948                   (30)
      110         GBP                5/04/04                195              195                     -^^
    6,239         GBP                5/06/04             11,215           11,062                   153
      730         GBP                8/12/04              1,291            1,283                     8
   35,859         HKD                5/06/04              4,622            4,598                    24
   45,012         HKD                8/12/04              5,783            5,782                     1
1,052,123         JPY                5/06/04              9,677            9,535                   142
   61,840         JPY                8/12/04                570              562                     8
   16,634         SEK                5/06/04              2,281            2,177                   104
    8,731         SEK                8/12/04              1,142            1,140                     2
    4,728         SGD                5/06/04              2,787            2,779                     8
    4,090         SGD                8/12/04              2,408            2,407                     1
-----------------------------------------------------------------------------------------------------
                                                     $  78,885       $   78,106            $      779
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND

PORTFOLIO OFINVESTMENTS              AS OF APRIL 30, 2004            (Unaudited)
(Amounts in thousands)

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.6%

             COMMON STOCKS -- 99.6%

             AEROSPACE -- 2.4%
         2   General Dynamics Corp.                                 $        159
        19   Lockheed Martin Corp.                                           906
         7   Northrop Grumman Corp.                                          725
        21   Raytheon Co.                                                    664
        14   The Boeing Co.                                                  593
        20   United Technologies Corp.                                     1,689
             -------------------------------------------------------------------
                                                                           4,736
             -------------------------------------------------------------------

             APPAREL -- 1.1%
        34   Jones Apparel Group, Inc.                                     1,249
        11   Nike, Inc., Class B                                             813
             -------------------------------------------------------------------
                                                                           2,062
             -------------------------------------------------------------------

             AUTOMOTIVE -- 1.6%
        43   Ford Motor Co.                                                  659
        19   General Motors Corp.                                            896
         9   Harley-Davidson, Inc.                                           480
        11   Johnson Controls, Inc.                                          576
         7   Lear Corp.                                                      443
             -------------------------------------------------------------------
                                                                           3,054
             -------------------------------------------------------------------

             BANKING -- 6.4%
        41   Bank of America Corp.                                         3,300
        10   Compass Bancshares, Inc.                                        372
        27   GreenPoint Financial Corp.                                    1,071
        12   KeyCorp                                                         353
         1   Marshall & Ilsley Corp.                                          40
        16   Mellon Financial Corp.                                          473
         4   North Fork Bancorporation, Inc.                                 134
        13   SouthTrust Corp.                                                410
        15   SunTrust Banks, Inc.                                            999
        38   The Bank of New York Co., Inc.                                1,099
         9   U.S. Bancorp                                                    240
        48   Wachovia Corp.                                                2,201
        27   Wells Fargo & Co.                                             1,513
             -------------------------------------------------------------------
                                                                          12,205
             -------------------------------------------------------------------

             BIOTECHNOLOGY -- 1.3%
        33   Amgen, Inc.*                                                  1,846
         5   Gilead Sciences, Inc.*                                          298
         5   Human Genome Sciences, Inc.*                                     62
        10   Medimmune, Inc.*                                                233
             -------------------------------------------------------------------
                                                                           2,439
             -------------------------------------------------------------------

             BUSINESS SERVICES -- 1.1%
        14   Cendant Corp.                                          $        329
         5   Computer Sciences Corp.*                                        220
        28   First Data Corp.                                              1,291
        13   SunGard Data Systems, Inc.*                                     334
             -------------------------------------------------------------------
                                                                           2,174
             -------------------------------------------------------------------

             CHEMICALS -- 1.1%
         8   Air Products & Chemicals, Inc.                                  408
         9   Eastman Chemical Co.                                            379
        14   Praxair, Inc.                                                   504
         6   Rohm & Haas Co.                                                 248
        16   The Dow Chemical Co.                                            616
             -------------------------------------------------------------------
                                                                           2,155
             -------------------------------------------------------------------

             COMPUTER NETWORKS -- 1.7%
       150   Cisco Systems, Inc.*                                          3,137
        10   Juniper Networks, Inc.*                                         217
             -------------------------------------------------------------------
                                                                           3,354
             -------------------------------------------------------------------

             COMPUTER SOFTWARE -- 4.0%
         2   Adobe Systems, Inc.                                              79
         4   Electronic Arts, Inc.*                                          202
         2   Mercury Interactive Corp.*                                      102
       217   Microsoft Corp.                                               5,624
       131   Oracle Corp.*                                                 1,470
        11   VERITAS Software Corp.*                                         283
             -------------------------------------------------------------------
                                                                           7,760
             -------------------------------------------------------------------

             COMPUTERS/COMPUTER HARDWARE -- 4.1%
        63   Dell, Inc.*                                                   2,170
        20   EMC Corp.*                                                      218
        60   Hewlett-Packard Co.                                           1,182
        32   International Business Machines Corp.                         2,794
         3   Lexmark International, Inc.*                                    299
        24   NCR Corp.*                                                    1,092
        55   Sun Microsystems, Inc.*                                         213
             -------------------------------------------------------------------
                                                                           7,968
             -------------------------------------------------------------------

             CONSTRUCTION -- 0.6%
        13   Centex Corp.                                                    633
         3   KB Home                                                         207
         4   Lennar Corp., Class A                                           197

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             CONSTRUCTION -- CONTINUED
         4   Pulte Homes, Inc.                                      $        172
             -------------------------------------------------------------------
                                                                           1,209
             -------------------------------------------------------------------

             CONSTRUCTION MATERIALS -- 0.2%
        14   Masco Corp.                                                     389

             CONSUMER PRODUCTS -- 4.9%
        58   Altria Group, Inc.                                            3,200
         5   Colgate-Palmolive Co.                                           266
         3   Fortune Brands, Inc.                                            194
        41   Procter & Gamble Co.                                          4,363
        33   The Gillette Co.                                              1,354
             -------------------------------------------------------------------
                                                                           9,377
             -------------------------------------------------------------------

             DIVERSIFIED -- 4.3%
       210   General Electric Co.                                          6,293
        73   Tyco International LTD (Bermuda)                              2,017
             -------------------------------------------------------------------
                                                                           8,310
             -------------------------------------------------------------------

             ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.1%
         7   Agilent Technologies, Inc.*                                     184

             ENTERTAINMENT/LEISURE -- 0.3%
        16   Carnival Corp.                                                  674

             FINANCIAL SERVICES -- 9.0%
         8   Capital One Financial Corp.                                     552
        15   CIT Group, Inc.                                                 516
       137   Citigroup, Inc.                                               6,583
        23   Countrywide Financial Corp.                                   1,335
        18   Fannie Mae                                                    1,219
        16   Freddie Mac                                                     926
        13   Goldman Sachs Group, Inc.                                     1,245
        24   MBNA Corp.                                                      583
         7   Merrill Lynch & Co., Inc.                                       386
        45   Morgan Stanley                                                2,300
        42   The Charles Schwab Corp.                                        433
        28   Washington Mutual, Inc.                                       1,091
             -------------------------------------------------------------------
                                                                          17,169
             -------------------------------------------------------------------

             FOOD/BEVERAGE PRODUCTS -- 3.2%
         7   Anheuser-Busch Companies, Inc.                         $        359
         7   Archer Daniels Midland Co.                                      119
         5   Coca-Cola Enterprises, Inc.                                     146
         9   H.J. Heinz Co.                                                  359
        23   PepsiCo, Inc.                                                 1,270
         2   Sysco Corp.                                                      79
        77   The Coca-Cola Co.                                             3,889
             -------------------------------------------------------------------
                                                                           6,221
             -------------------------------------------------------------------

             HEALTH CARE/HEALTH CARE SERVICES -- 3.5%
        10   Aetna, Inc.                                                     792
         9   Anthem, Inc.*                                                   788
         6   Becton, Dickinson & Co.                                         278
         6   Biomet, Inc.                                                    221
         8   Boston Scientific Corp.*                                        321
        10   CIGNA Corp.                                                     664
        32   Guidant Corp.                                                 2,019
        12   HCA, Inc.                                                       467
         5   McKesson Corp.                                                  148
         2   Stryker Corp.                                                   218
         7   UnitedHealth Group, Inc.                                        456
         4   WellPoint Health Networks, Inc.*                                458
             -------------------------------------------------------------------
                                                                           6,830
             -------------------------------------------------------------------

             HOTELS/OTHER LODGING -- 0.0% ^
         2   Starwood Hotels & Resorts Worldwide, Inc.                        95

             INDUSTRIAL COMPONENTS -- 0.1%
         5   SPX Corp.                                                       213

             INSURANCE -- 4.9%
        27   AMBAC Financial Group, Inc.                                   1,863
        23   American International Group, Inc.                            1,646
        15   Hartford Financial Services Group, Inc.                         898
        11   MBIA, Inc.                                                      632
        12   Metlife, Inc.                                                   428
         4   Protective Life Corp.                                           133
        18   St. Paul Companies, Inc.                                        728
        53   The Allstate Corp.                                            2,436
         2   The Progressive Corp.                                           175
         7   Torchmark Corp.                                                 347
         2   XL Capital LTD (Bermuda), Class A                               122
             -------------------------------------------------------------------
                                                                           9,408
             -------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             INTERNET SERVICES/SOFTWARE -- 1.0%
        17   eBay, Inc.*                                            $      1,341
        11   Yahoo!, Inc.*                                                   560
             -------------------------------------------------------------------
                                                                           1,901
             -------------------------------------------------------------------

             MACHINERY & ENGINEERING EQUIPMENT -- 0.4%
         3   Deere & Co.                                                     177
        10   Ingersoll-Rand Co., LTD
             (Bermuda), Class A                                              649
             -------------------------------------------------------------------
                                                                             826
             -------------------------------------------------------------------

             MANUFACTURING -- 1.3%
        11   3M Co.                                                          934
        10   Eaton Corp.                                                     576
        12   Illinois Tool Works, Inc.                                     1,000
             -------------------------------------------------------------------
                                                                           2,510
             -------------------------------------------------------------------

             METALS/MINING -- 0.6%
        38   Alcoa, Inc.                                                   1,175

             MULTI-MEDIA -- 3.9%
         4   Comcast Corp., Special Class A*                                 110
        16   Fox Entertainment Group, Inc., Class A*                         442
        14   Gannett Co., Inc.                                             1,209
         4   The E.W. Scripps Co., Class A                                   380
        66   The Walt Disney Co.                                           1,515
        43   Time Warner, Inc.*                                              718
        16   Tribune Co.                                                     748
        63   Viacom, Inc., Class B                                         2,450
             -------------------------------------------------------------------
                                                                           7,572
             -------------------------------------------------------------------

             OIL & GAS -- 6.3%
        12   Anadarko Petroleum Corp.                                        632
         6   Baker Hughes, Inc.                                              202
        30   ChevronTexaco Corp.                                           2,750
        36   ConocoPhillips                                                2,534
         5   Cooper Cameron Corp.*                                           222
        18   Devon Energy Corp.                                            1,080
        78   Exxon Mobil Corp.                                             3,312
        11   GlobalSantaFe Corp.                                             285
        19   Rowan Companies, Inc.*                                          417
        20   Unocal Corp.                                                    735
             -------------------------------------------------------------------
                                                                          12,169
             -------------------------------------------------------------------

             PAPER/FOREST PRODUCTS -- 0.5%
         8   Bowater, Inc.                                          $        340
         5   Georgia-Pacific Corp.                                           190
         6   Temple-Inland, Inc.                                             396
             -------------------------------------------------------------------
                                                                             926
             -------------------------------------------------------------------

             PHARMACEUTICALS -- 9.0%
        29   Abbott Laboratories                                           1,296
        29   Eli Lilly & Co.                                               2,112
        13   Forest Laboratories, Inc.*                                      869
        72   Johnson & Johnson                                             3,885
         5   Medco Health Solutions, Inc.*                                   190
        38   Merck & Co., Inc.                                             1,773
       145   Pfizer, Inc.                                                  5,193
        12   Sepracor, Inc.*                                                 559
         2   Watson Pharmaceuticals, Inc.*                                    82
        32   Wyeth                                                         1,213
             -------------------------------------------------------------------
                                                                          17,172
             -------------------------------------------------------------------

             PIPELINES -- 0.1%
        32   Dynegy, Inc., Class A*                                          128
         8   El Paso Corp.                                                    57
             -------------------------------------------------------------------
                                                                             185
             -------------------------------------------------------------------

             PRINTING & PUBLISHING -- 0.0%
         1   The McGraw-Hill Companies, Inc.                                  63

             REAL ESTATE INVESTMENT TRUST -- 0.3%
         9   CarrAmerica Realty Corp.                                        250
         3   Equity Office Properties Trust                                   78
         6   ProLogis Trust                                                  177
         4   The Rouse Co.                                                   170
             -------------------------------------------------------------------
                                                                             675
             -------------------------------------------------------------------

             RESTAURANTS/FOOD SERVICES -- 0.9%
        36   McDonald's Corp.                                                988
         6   Wendy's International, Inc.                                     253
        14   Yum! Brands, Inc.*                                              539
             -------------------------------------------------------------------
                                                                           1,780
             -------------------------------------------------------------------

             RETAILING -- 6.6%
        14   Abercrombie & Fitch Co., Class A                                438
        11   Bed Bath & Beyond, Inc.*                                        416
        18   CVS Corp.                                                       707

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             RETAILING -- CONTINUED
         4   Family Dollar Stores, Inc.                             $        141
         8   Federated Department Stores, Inc.                               382
        68   Home Depot, Inc.                                              2,394
        21   Kohl's Corp.*                                                   874
        22   Lowe's Companies, Inc.                                        1,123
        24   Target Corp.                                                  1,026
        28   The Gap, Inc.                                                   622
         8   The May Department Stores Co.                                   237
        12   The TJX Companies, Inc.                                         287
        67   Wal-Mart Stores, Inc.                                         3,843
         4   Walgreen Co.                                                    148
             -------------------------------------------------------------------
                                                                          12,638
             -------------------------------------------------------------------

             SEMI-CONDUCTORS -- 3.6%
        50   Altera Corp.*                                                   996
        18   Analog Devices, Inc.                                            757
       114   Intel Corp.                                                   2,930
         6   Linear Technology Corp.                                         214
         1   Maxim Integrated Products, Inc.                                  51
        15   Micron Technology, Inc.*                                        204
        16   Novellus Systems, Inc.*                                         469
         7   QLogic Corp.*                                                   178
        15   Texas Instruments, Inc.                                         377
        24   Xilinx, Inc.*                                                   813
             -------------------------------------------------------------------
                                                                           6,989
             -------------------------------------------------------------------

             SHIPPING/TRANSPORTATION -- 0.9%
         4   CSX Corp.                                                       127
         5   FedEx Corp.                                                     370
        18   Norfolk Southern Corp.                                          424
         6   Union Pacific Corp.                                             330
         6   United Parcel Service, Inc., Class B                            435
             -------------------------------------------------------------------
                                                                           1,686
             -------------------------------------------------------------------

             STEEL -- 0.5%
        34   United States Steel Corp.                                       973

             TELECOMMUNICATIONS -- 3.7%
        27   AT&T Wireless Services, Inc.*                                   367
        31   BellSouth Corp.                                                 800
        29   Nextel Communications, Inc., Class A*                           690
        17   Qwest Communications International, Inc.*                        69
        67   SBC Communications, Inc.                                      1,675
         8   Sprint Corp.-- FON Group                               $        140
        33   Tellabs, Inc.*                                                  287
        83   Verizon Communications, Inc.                                  3,139
             -------------------------------------------------------------------
                                                                           7,167
             -------------------------------------------------------------------

             TELECOMMUNICATIONS EQUIPMENT -- 1.1%
        17   Corning, Inc.*                                                  189
        89   Lucent Technologies, Inc.*                                      298
        38   Motorola, Inc.                                                  702
        16   QUALCOMM, Inc.                                                  992
             -------------------------------------------------------------------
                                                                           2,181
             -------------------------------------------------------------------

             TOYS & GAMES -- 0.4%
        11   Hasbro, Inc.                                                    200
        39   Mattel, Inc.                                                    668
             -------------------------------------------------------------------
                                                                             868
             -------------------------------------------------------------------

             UTILITIES -- 2.6%
         8   Constellation Energy Group, Inc.                                292
         7   Dominion Resources, Inc.                                        440
        10   Edison International                                            227
        12   Entergy Corp.                                                   650
         5   FPL Group, Inc.                                                 331
        37   PG&E Corp.*                                                   1,017
        36   Pinnacle West Capital Corp.                                   1,418
         1   PPL Corp.                                                        56
         5   TXU Corp.                                                       167
        31   XCEL Energy, Inc.                                               521
             -------------------------------------------------------------------
                                                                           5,119
             -------------------------------------------------------------------
             Total Common Stocks                                         192,561
             (Cost $169,304)
             -------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 0.4%

             MONEY MARKET FUND -- 0.4%
       775   JPMorgan Prime Money Market Fund (a)                            775
             (Cost $775)
             -------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%                            $    193,336
             (COST $170,079)
             -------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE ENHANCED INCOME FUND

PORTFOLIO OF INVESTMENTS             AS OF APRIL 30, 2004            (Unaudited)
(Amounts in thousands)

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 64.4%

             U.S. GOVERNMENT AGENCY SECURITIES -- 1.4%
$   10,000   Federal Home Loan Bank,
             2.25%, 12/15/05                                        $     10,004
    21,100   Federal Home Loan Mortgage Corp.,
             1.62%, 05/19/06, MTN, FRN                                    21,099
             -------------------------------------------------------------------
             Total U.S. Government Agency Securities                      31,103
             (Cost $31,096)
             -------------------------------------------------------------------

             STATE AND MUNICIPAL OBLIGATIONS -- 41.3%
             ALABAMA -- 0.5%
    10,565   Jefferson County, Sewer, Capital
             Improvements, Ser. A, Rev., (p), FGIC,
             5.00%, 02/01/09                                              11,618

             ARIZONA -- 1.2%
     4,000   Northern Arizona Capital Facilities
             Finance Corp., Northern Arizona
             University Project, Student Housing,
             Ser. A, Rev., Adj., 4.00%, 08/01/33                           4,048
    21,740   Salt River Project Agricultural
             Improvement & Power District,
             Salt River Project, Electric System,
             Ser. A, Rev., 5.25%, 01/01/06                                22,964
             -------------------------------------------------------------------
                                                                          27,012
             -------------------------------------------------------------------

             ARKANSAS -- 0.4%
     7,800   Arkansas State, Federal Highway Grant,
             Ser. A, GO, 5.50%, 08/01/08 +                                 8,649

             CALIFORNIA -- 6.4%
     8,830   Bay Area Governments Association,
             Bay Area Rapid Transit, FTA Capital Grant,
             Ser. A, Rev., AMBAC, 5.00%, 06/15/08 +                        8,864
    13,170   California Pollution Control Financing
             Authority, Ser. B, Rev., Adj.,
             2.00%, 03/01/08 +                                            13,029
     2,000   California Pollution Control Financing
             Authority, Ser. D, Rev., Adj.,
             2.00%, 02/28/08 +                                             1,979
    31,000   California State, Ser. B, Rev., RAN,
             2.00%, 06/16/04 +                                            31,032
$   10,000   California Statewide Communities
             Development Authority,
             Kaiser Permanente, Ser. C, Adj.,
             Rev., 3.70%, 11/01/29 +                                $     10,228
     6,555   California Statewide Communities
             Development Authority, Kaiser
             Permanente, Ser. F, Rev., Adj.,
             2.30%, 04/01/33 +                                             6,460
     5,665   Fresno County, Pension, Taxable,
             Ser. A, Rev., FGIC, 3.04%, 08/15/09                           5,458
     2,900   Grant Joint Union High School District,
             COP, Bridge Funding Program, Adj., FSA,
             0.98%, 07/01/18                                               2,900
     9,200   Grant Joint Union High School District,
             COP, Bridge Funding Program, Adj., FSA,
             0.98%, 07/01/37                                               9,200
    10,000   Los Angeles County Sanitation
             Districts Financing Authority,
             Capital Project, Ser.A, Rev., FSA,
             4.00%, 10/01/05                                              10,358
     5,000   Los Angeles Department of
             Water & Power, Waterworks,
             Ser. B, Rev., MBIA, 3.50%, 07/01/04                           5,018
    16,500   Sacramento County Sanitation District,
             Ser. A, Rev., 5.88%, 12/01/27                                17,682
    16,055   San Mateo County Housing Authority,
             Multi-Family Mortgage, FLOATS,
             Ser. PT-704, Rev., Adj., 1.17%, 05/01/08                     16,055
     9,000   Santa Clara County Financing Authority,
             Measure B Transportation Improvement
             Program, Rev., 4.00%, 08/01/05                                9,285
             -------------------------------------------------------------------
                                                                         147,548
             -------------------------------------------------------------------

             COLORADO -- 0.4%
     2,850   Arapahoe County, Capital Improvement,
             Federal Highway, Ser. E-470, Rev., (p),
             0.00%, 08/31/05 +                                             1,359
     8,625   Regional Transportation District,
             Transit Vehicles, COP, Ser. A, Adj., AMBAC,
             2.30%, 12/01/22                                               8,505
             -------------------------------------------------------------------
                                                                           9,864
             -------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             CONNECTICUT -- 0.2%
$    5,000   Connecticut State, Special
             Tax Obligation, Transportation
             Infrastructure, Ser. A, FSA,
             4.00%, 09/01/06                                        $      5,228

             FLORIDA -- 0.3%
     1,175   Bay County, Hospital Systems,
             Bay Medical Center Project, Rev., (p),
             8.00%, 10/01/04 +                                             1,214
     5,000   Miami-Dade County, Water & Sewer,
             Rev., MBIA, 5.00%, 10/01/07                                   5,423
             -------------------------------------------------------------------
                                                                           6,637
             -------------------------------------------------------------------

             GEORGIA -- 1.8%
    12,310   Henry County School District, GO, FGIC,
             5.00%, 04/01/07                                              13,232
     6,940   Metropolitan Atlanta Rapid Transportation
             Authority, Second Indenture,
             Ser. A, Rev., FSA, 5.00%, 07/01/07                            7,481
    19,525   Milledgeviille & Baldwin County
             Development Authority, Georgia
             College & State University Foundation,
             Student Housing, Rev., Adj.,
             5.00%, 09/01/32                                              19,745
             -------------------------------------------------------------------
                                                                          40,458
             -------------------------------------------------------------------

             ILLINOIS -- 1.7%
     7,000   Chicago Board of Education, FLOATS,
             Ser. SG-103, Adj., 1.13%, 12/01/20 +                          7,000
    17,085   Chicago School Finance Authority,
             School Financing, Ser. B, GO, FSA,
             5.00%, 06/01/07                                              18,409
     1,700   Illinois Health Facilities Authority,
             Lifelink Corp. Obligation Group,
             Ser. B, Rev., (p), 8.00%, 02/15/05                            1,786
    10,765   Illinois State, 1st Ser., GO,
             5.00%, 08/01/07                                              11,621
             -------------------------------------------------------------------
                                                                          38,816
             -------------------------------------------------------------------

             MAINE -- 0.1%
     1,500   Maine Veterans Homes, Rev., (p),
             7.75%, 10/01/05                                               1,661

             MARYLAND -- 1.2%
$    2,375   Maryland State Health & Higher
             Educational Facilities Authority,
             Johns Hopkins Hospital, Ser. B,
             Rev., Adj., 1.75%, 07/01/27                            $      2,375
     5,000   Maryland State, State & Local
             Facilities Loan, Second Ser. B, GO,
             5.00%, 02/01/06                                               5,281
    10,535   Washington Suburban Sanitation
             District, Water Supply, GO,
             4.00%, 06/01/05                                              10,837
     8,000   Washington Suburban Sanitation
             District, Water Supply, GO,
             5.25%, 06/01/07                                               8,741
             -------------------------------------------------------------------
                                                                          27,234
             -------------------------------------------------------------------

             MASSACHUSETTS -- 1.5%
    10,000   Massachusetts State, CONS,
             Ser. C, GO, 5.75%, 10/01/08                                  11,132
    10,000   Massachusetts State, CONS,
             Ser. D, GO, (p), 5.25%, 11/01/06                             10,893
    10,000   Massachusetts State, CONS,
             Ser. E, GO, 5.50%, 01/01/08                                  10,935
             -------------------------------------------------------------------
                                                                          32,960
             -------------------------------------------------------------------

             MICHIGAN -- 2.5%
     9,000   Central Michigan University,
             Ser. B, Rev., Adj., FGIC,
             1.75%, 10/01/15 +                                             9,000
     7,920   Detroit, Michigan, Sewage Disposal,
             Ser. A, Rev., (p), MBIA,
             5.40%, 07/01/07                                               8,760
    13,060   Michigan Municipal Bond Authority,
             Government Loan Program, Ser. C, Rev.,
             5.00%, 05/01/08                                              14,184
    10,000   Michigan State Hospital Finance
             Authority, Ascension Health Credit,
             Ser. A, Rev., (p), MBIA,
             6.25%, 11/15/09                                              11,684
     2,555   Michigan State Hospital Finance
             Authority, Trinity Health, Ser. A, Rev.,
             5.50%, 12/01/04                                               2,613

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             MICHIGAN -- CONTINUED
$   10,000   Michigan Strategic Fund,
             Dow Chemical Project, Rev., Adj.,
             3.80%, 06/01/14                                        $     10,251
             -------------------------------------------------------------------
                                                                          56,492
             -------------------------------------------------------------------

             MINNESOTA -- 1.3%
     6,345   Minneapolis, Minnesota, GO,
             4.00%, 12/01/06                                               6,644
     4,000   Minnesota Housing Finance Agency,
             Residential Housing, Ser. K-1, Rev.,
             2.25%, 07/01/17                                               3,941
    19,890   Washington County Housing &
             Redevelopment Authority, Multi-Family
             Housing, FLOATS, Ser. PT-702, Rev.,
             1.17%, 12/31/23                                              19,890
             -------------------------------------------------------------------
                                                                          30,475
             -------------------------------------------------------------------

             MULTIPLE STATES -- 2.3%
     1,585   MBIA Capital Corp., FLOATS,
             Ser. PL-10, Rev., Adj., MBIA,
             1.19%, 08/05/04                                               1,585
    40,425   Puttable Floating Option Tax-Exempt
             Receipts, FLOATS, Ser. PPT-12,
             1.24%, 07/01/24                                              40,424
     9,250   Puttable Floating Option Tax-Exempt
             Receipts, FLOATS, Ser. PPT-38, Mode A,
             Adj., 1.04%, 12/01/18                                         9,250
             -------------------------------------------------------------------
                                                                          51,259
             -------------------------------------------------------------------

             NEBRASKA -- 0.1%
     2,800   Omaha Public Power District, Nebraska
             Electric, Omaha Public Power System,
             Ser. B, Rev., 4.50%, 02/01/09                                 2,976

             NEW JERSEY -- 1.7%
     1,350   New Jersey Economic Development
             Authority, North Jersey Port District,
             Rev., AMBAC, 7.13%, 02/15/08                                  1,509
    19,355   New Jersey State, GO, (p),
             5.63%, 07/15/06                                              21,218
    13,680   New Jersey State, GO, (p),
             5.63%, 07/15/06                                              14,998
             -------------------------------------------------------------------
                                                                          37,725
             -------------------------------------------------------------------

             NEW YORK -- 5.5%
$    5,000   Long Island Power Authority,
             Electric Systems, Ser. A, Rev.,
             4.50%, 06/01/05                                        $      5,141
    12,750   Long Island Power Authority,
             Electric Systems, Ser. B, Rev.,
             5.00%, 06/01/05                                              13,176
     4,500   Nassau County Interim Finance
             Authority, Sales Tax Secured, Ser. A,
             Rev., AMBAC, 4.00%, 11/15/08                                  4,713
     2,250   Nassau County Interim Finance Authority,
             Sales Tax Secured, Ser. A, Rev., AMBAC,
             5.00%, 11/15/09                                               2,457
     6,200   New York City Municipal Water
             Finance Authority, Water & Sewer
             System, FLOATS, Ser. PA-446, Rev.,
             Adj., FGIC, 1.11%, 06/15/06                                   6,200
     5,000   New York City Municipal Water
             Finance Authority, Water & Sewer
             System, Ser. B, Rev., MBIA,
             5.80%, 06/15/29                                               5,512
       270   New York City, New York, Ser. B, GO,
             7.50%, 02/01/06                                                 271
    10,000   New York City, New York, Ser. C, GO,
             5.00%, 08/01/05                                              10,411
    15,350   New York City, New York, Ser. G, GO,
             5.00%, 08/01/06                                              16,252
     5,000   New York State Dormitory Authority,
             Fourth Generation, City University System,
             Ser. A, Rev., CONS, 5.00%, 07/01/06                           5,296
     3,925   New York State Dormitory Authority,
             Mount Sinai School of Medicine,
             Rev., MBIA, 5.00%, 07/01/06                                   4,170
     2,500   New York State Dormitory Authority,
             Upstate Community Colleges, Rev.,
             4.50%, 07/01/09                                               2,637
     3,750   New York State Environmental
             Facilities Corp., Solid Waste Disposal,
             Waste Management Project, Ser. A,
             Rev., Adj., 4.00%, 05/01/12                                   3,750
    15,000   New York State Thruway Authority,
             Service Contract, Taxable, Ser. B,
             Rev., 2.59%, 03/15/06                                        15,060

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$   30,000   New York State Urban Development
             Corp., Correctional & Youth
             Facilities Services, Ser. A, Rev.,
             5.25%, 01/01/21                                        $     32,452
             -------------------------------------------------------------------
                                                                         127,498
             -------------------------------------------------------------------

             NORTH CAROLINA -- 0.7%
    15,000   Guilford County, GO, 4.00%, 10/01/22                         15,775

             OHIO -- 0.6%
     2,500   Ohio State Air Quality Development
             Authority, Pollution Control,
             Ohio Edison Project, Ser. C, Rev.,
             Adj., 5.80%, 06/01/16                                         2,547
     5,300   Ohio State, Common Schools,
             Capital Facilities, Ser. A, GO,
             5.00%, 06/15/07                                               5,729
     5,000   Ohio State, Common Schools,
             Ser. D, GO, Adj., 2.45%, 03/15/24                             4,986
             -------------------------------------------------------------------
                                                                          13,262
             -------------------------------------------------------------------

             OREGON -- 1.0%
    20,000   Oregon State Department of
             Administrative Services, Rev., FSA,
             5.00%, 09/01/08                                              21,787

             PENNSYLVANIA -- 0.8%
     9,760   Beaver County IDA, PCR,
             Ohio Edison Co. Project, Ser. A, Rev., Adj.,
             4.65%, 06/01/33 +                                             9,775
     2,720   Lehigh County, Ser. C, GO, (p),
             5.65%, 05/15/06                                               2,928
     4,455   Lehigh County, Ser. C, GO, (p),
             5.70%, 05/15/06                                               4,799
             -------------------------------------------------------------------
                                                                          17,502
             -------------------------------------------------------------------

             PUERTO RICO -- 2.3%
     5,940   Puerto Rico Commonwealth, GO,
             FGIC, 5.00%, 07/01/05                                         6,190
    14,250   Puerto Rico Commonwealth, Ser. C, Adj.,
             GO, MBIA, 5.00%, 07/01/28                                    15,483
     2,660   Puerto Rico Highway & Transportation
             Authority, Ser. AA, Rev., 5.00%, 07/01/07                     2,858
$   16,605   Puerto Rico Municipal Finance Agency,
             Ser. A, Rev., 4.00%, 08/01/04                          $     16,715
    10,000   Puerto Rico Public Buildings Authority,
             Government Facilities, Ser. A, Rev.,
             AMBAC, (p), 5.50%, 07/01/21                                  10,640
             -------------------------------------------------------------------
                                                                          51,886
             -------------------------------------------------------------------

             RHODE ISLAND -- 0.1%
     2,500   Rhode Island Housing & Mortgage
             Finance Corp., Hometown Opportunity
             Notes, Ser. 41-C, Rev., 3.38%, 11/01/05                       2,548

             SOUTH CAROLINA -- 0.3%
     6,000   South Carolina Transportation
             Infrastructure Bank, Ser. A, Rev.,
             MBIA, 5.00%, 10/01/10                                         6,532

             TEXAS -- 3.1%
     9,400   Brazos River Authority, PCR,
             Utilities Electric Co., Ser. B, Rev.,
             Adj., 5.05%, 06/01/30 +                                       9,791
    10,520   Gulf Coast Waste Disposal Authority,
             PCR, Amoco Oil Project, Rev., Adj.,
             2.00%, 10/01/17                                              10,468
    10,060   Harris County, Criminal Justice Center,
             GO, (p), FGIC, 5.63%, 10/01/06                               10,937
    19,465   Houston, Texas, Public Improvement,
             GO, MBIA, 5.00%, 03/01/08                                    21,050
     2,000   Lewisville, Texas, Combination Contract,
             Special Assessment, Castle Hills No. 3
             Project, Rev., 4.13%, 05/01/31                                2,085
     4,975   Matagorda County Navigation District
             No 1, PCR, Central Power & Light Co.,
             Ser. A, Rev., Adj, 4.55%, 11/01/29                            5,142
     3,410   San Antonio, Texas, General
             Improvement, GO, 3.00%, 08/01/04                              3,426
       290   San Antonio, Texas, General
             Improvement, GO, (p), 3.00%, 08/01/04                           291
     8,350   Texas State, Public Finance Authority,
             Ser. B, GO, (p), 5.63%, 10/01/06                              9,078
             -------------------------------------------------------------------
                                                                          72,268
             -------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             UTAH -- 0.8%
$    9,000   Utah State, Ser. A, GO,
             4.50%, 07/01/09                                        $      9,633
     7,400   Utah State, Ser. B, GO,
             5.38%, 07/01/09                                               8,228
             -------------------------------------------------------------------
                                                                          17,861
             -------------------------------------------------------------------

             VIRGIN ISLANDS -- 0.2%
     3,570   University of the Virgin Islands, Ser. A,
             Rev., (p), 7.70%, 10/01/04                                    3,737

             VIRGINIA -- 0.6%
     2,265   Loudoun County, Ser. B, GO,
             3.00%, 10/01/04                                               2,283
     8,000   Louisa IDA, Solid Waste & Sewer
             Disposal, Electric & Power Co. Project,
             Ser. A, Rev., Adj., 2.30%, 03/01/31                           8,000
     2,600   Norfolk, Virginia, GO, MBIA,
             5.00%, 06/01/09                                               2,840
             -------------------------------------------------------------------
                                                                          13,123
             -------------------------------------------------------------------

             WASHINGTON -- 0.5%
     4,000   Washington Health Care Facilities
             Authority, Multicare Health Systems,
             Rev., MBIA, 4.38%, 08/15/04                                   4,035
     7,995   Washington State, Ser. 96-A, GO, (p),
             FGIC, 5.75%, 07/01/05                                         8,406
             -------------------------------------------------------------------
                                                                          12,441
             -------------------------------------------------------------------

             WEST VIRGINIA -- 0.1%
     1,545   Morgantown, West Virginia,
             Sewer Systems, Rev., (p),
             7.25%, 06/01/05                                               1,596

             WISCONSIN -- 1.1%
     6,250   Wisconsin Health & Educational
             Facilities Authority, Ser. 1999A, Rev.,
             Adj., 4.45%, 05/01/29 (i) #                                   6,422
     5,000   Wisconsin State Health & Educational
             Facilities, 1.10%, 12/31/50 (i) #                             5,000
     3,755   Wisconsin State Health & Educational
             Facilities Authority, Hospital Charity
             Obligation Group, Ser. D, Rev., Adj., (p),
             4.90%, 11/01/05                                               3,903
$    3,075   Wisconsin State Health & Educational
             Facilities Authority, Ministry Health Care,
             Inc., Rev., 3.40%, 05/15/07                            $      3,074
     5,680   Wisconsin State Health & Educational
             Facilities Authority, Ministry Health Care,
             Inc., Ser. B, Rev., 3.50%, 05/15/07                           5,716
             -------------------------------------------------------------------
                                                                          24,115
             -------------------------------------------------------------------
             Total State and Municipal Obligations                       938,543
             (Cost $940,780)
             -------------------------------------------------------------------

             CORPORATE NOTES & BONDS -- 10.9%
             AUTOMOTIVE -- 0.9%
             DaimlerChrysler N.A. Holdings Corp.,
     4,200   7.75%, 06/15/05                                               4,456
    12,850   1.91%, 09/26/05, Ser. D, MTN, FRN                            12,929
     1,900   General Motors Acceptance Corp.,
             6.75%, 01/15/06                                               2,012
             -------------------------------------------------------------------
                                                                          19,397
             -------------------------------------------------------------------

             COMPUTERS/COMPUTER HARDWARE -- 0.7%
    15,100   International Business Machines Corp.,
             1.24%, 09/10/04, FRN                                         15,108

             FINANCIAL SERVICES -- 7.1%
    17,900   The Bear Stearns Co., Inc.,
             1.30%, 01/16/07, Ser. B,
             MTN, FRN +                                                   17,896
             CIT Group, Inc.,
     3,750   6.50%, 02/07/06 +                                             3,996
    26,300   1.32%, 02/15/07, MTN, FRN +                                  26,321
    11,100   4.00%, 05/08/08 +                                            11,105
     9,925   Countrywide Home Loans, Inc.,
             5.50%, 08/01/06                                              10,444
             Counts Trusts,
     8,250   1.90%, 08/15/07, Ser. 2002-10, FRN, # +                       8,250
     8,250   1.95%, 08/15/07, Ser. 2002-11, FRN, # +                       8,250
     9,600   Credit Suisse First Boston USA, Inc.,
             5.75%, 04/15/07                                              10,236
             General Motors Acceptance Corp.,
     4,600   2.00%, 05/18/06, MTN, FRN                                     4,600
    16,800   2.04%, 01/16/07, MTN, FRN                                    16,712

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             FINANCIAL SERVICES -- CONTINUED
             International Lease Finance Corp.,
$    5,615   4.00%, 01/17/06, Ser. O, MTN                           $      5,755
     4,940   5.75%, 10/15/06                                               5,241
     6,700   MBNA Corp., 4.63%, 09/15/08                                   6,762
       800   Morgan Stanley, 1.39%, 03/27/06, FRN                            802
    28,250   SLM Corp., 1.29%, 01/25/07,
             Ser. A, MTN, FRN                                             28,247
             -------------------------------------------------------------------
                                                                         164,617
             -------------------------------------------------------------------

             INSURANCE -- 0.4%
     8,296   ASIF Global Financing,
             1.36%, 03/14/06, FRN, # +                                     8,306

             RETAILING -- 0.2%
     4,950   Safeway, Inc., 1.60%, 11/01/05, FRN                           4,954

             TELECOMMUNICATIONS -- 0.4%
     4,550   Deutsche Telekom International
             Finance (Germany), 8.25%, 06/15/05                            4,843
     3,875   Sprint Capital Corp., 6.00%, 01/15/07                         4,119
             -------------------------------------------------------------------
                                                                           8,962
             -------------------------------------------------------------------

             UTILITIES -- 1.2%
     7,150   FPL Group Capital, Inc.,
             1.88%, 03/30/05                                               7,153
     2,965   National Rural Utilities Cooperative
             Finance Corp., 3.00%, 02/15/06                                2,991
    11,900   Pacific Gas & Electric Co.,
             1.81%, 04/03/06, FRN                                         11,904
     4,600   Public Service Co. of Colorado,
             4.38%, 10/01/08                                               4,657
             -------------------------------------------------------------------
                                                                          26,705
             -------------------------------------------------------------------
             Total Corporate Notes & Bonds                               248,049
             (Cost $247,534)
             -------------------------------------------------------------------

             RESIDENTIAL MORTGAGE BACKED SECURITIES -- 0.3%
             COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
     5,591   Federal National Mortgage Association,
             1.60%, 06/25/32, Ser. 2002-36,
             Class FS, FRN                                                 5,633
$    1,299   Government National Mortgage
             Association, 1.50%, 12/20/30,
             Ser. 2000-38, Class F, FRN                             $      1,301
             -------------------------------------------------------------------
             Total Residential
             Mortgage Backed Securities                                    6,934
             (Cost $6,891)
             -------------------------------------------------------------------

             COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.3%
    28,050   Capital One Multi-Asset Execution
             Trust, 2.35%, 12/15/10,
             Ser. 2003-A, FRN, # +
             (Cost $28,933)                                               29,014

             ASSET BACKED SECURITIES -- 8.2%
    25,250   AmeriCredit Automobile
             Receivables Trust, 2.75%, 10/06/07,
             Ser. 2003-CF, Class A3 +                                     25,421
     3,450   Capital One Auto Finance Trust,
             3.18%, 09/15/10, Ser. 2003-B,
             Class A4 +                                                    3,426
    10,200   Capital One Master Trust, 1.90%,
             08/15/08, Ser. 2000-4, Class C, FRN, # +                     10,247
     2,250   CARSS Finance Limited Partnership,
             2.05%, 01/15/11, Ser. 2004-A,
             Class B2 #                                                    2,250
    10,117   Centex Home Equity, 1.38%,
             01/25/34, Ser. 2004-A,
             Class AV2, FRN +                                             10,127
             Citibank Credit Card Issuance Trust,
     6,950   7.45%, 09/15/07, Ser. 2000-C1,
             Class C1 +                                                    7,419
    11,200   2.11%, 03/20/08, Ser. 2003-C2,
             Class C2, FRN +                                              11,325
             Countrywide Asset-Backed Certificates,
    10,985   1.50%, 03/25/33, Ser. 2003-BC1,
             Class A1, FRN +                                              11,029
     6,200   1.60%, 02/25/34, Ser. 2004-BC1,
             Class M1, FRN +                                               6,207
     4,335   EQCC Trust, 1.40%, 11/25/31,
             Ser. 2002-1, Class 2A, FRN                                    4,346

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             ASSET BACKED SECURITIES -- CONTINUED
$    4,044   HFC Home Equity Loan Asset Backed
             Certificates, 1.40%, 04/20/32,
             Ser. 2002-2, Class A, FRN                              $      4,054
    26,550   Honda Auto Receivables Owner Trust,
             1.57%, 06/19/06, Ser. 2003-5, Class A2                       26,546
     5,400   MBNA Master Credit Card Trust USA,
             1.90%, 12/15/06, Ser. 1999-G,
             Class C, FRN, #                                               5,400
    21,230   Option One Mortgage Loan Trust,
             1.52%, 02/25/33, Ser. 2003-1,
             Class A2, FRN                                                21,304
     7,574   Residential Asset Mortgage Products,
             Inc., 1.47%, 09/25/32,
             Ser. 2002-RS5, FRN                                            7,592
     2,570   SLM Student Loan Trust,
             1.20%, 10/25/10, Ser. 2002-1,
             Class A1, FRN                                                 2,571
     6,801   Wachovia Asset Securitization, Inc.,
             1.53%, 12/25/32, Ser. 2002-HE2,
             Class A, FRN                                                  6,833
    19,400   WFS Financial Owner Trust,
             3.25%, 05/20/11, Ser. 2003-3, Class A4                       19,327
             -------------------------------------------------------------------
             Total Asset Backed Securities                               185,424
             (Cost $184,991)
             -------------------------------------------------------------------

             CERTIFICATES OF DEPOSIT -- 1.0%
    23,100   Deutsche Bank AG/New York (Yankee),
             1.37%, 05/15/07
             (Cost $23,100)                                               23,093
             -------------------------------------------------------------------
             Total Long-Term Investments                               1,462,160
             (Cost $1,463,325)
             -------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 35.6%

             STATE AND MUNICIPAL OBLIGATIONS -- 34.2%
             ALABAMA -- 0.9%
    20,000   Jefferson County, Sewer, Ser. C-8.,
             Rev., FRDO, FGIC, 1.02%, 05/27/04                            20,000

             ARIZONA -- 1.1%
$   15,800   Arizona Educational Loan
             Marketing Corp., RAMS, Sub Ser. B,
             Rev., FRDO, 1.13%, 05/27/04 +                          $     15,800
     2,500   Arizona Health Facilities Authority,
             Banner Health Systems, Ser. B, Rev.,
             FRDO, AMBAC, 1.06%, 05/28/04 +                                2,500
     3,000   Arizona Student Loan Acquisition
             Authority, RAMS, Senior Ser. A-1, Rev.,
             FRDO, 1.06%, 06/03/04 +                                       3,000
     3,225   Scottsdale IDA, Hospital,
             Scottsdale Healthcare, Ser. A,
             Rev., FRDO, 1.05%, 05/28/04                                   3,225
             -------------------------------------------------------------------
                                                                          24,525
             -------------------------------------------------------------------

             ARKANSAS -- 0.1%
     2,000   Arkansas Student Loan Authority,
             Ser. A-1, Rev., FRDO, 1.04%, 05/24/04 +                       2,000

             CALIFORNIA -- 2.8%
    11,164   California State, Ser. 819-D, GO,
             FRDO, AMBAC, 1.17%, 05/06/04 +                               11,164
    14,900   California State, Ser. D-1, GO,
             FRDO, 1.95%, 02/10/05 +                                      14,882
     3,000   California State, Ser. D-4, GO,
             FRDO, 1.98%, 02/03/05                                         2,996
    15,800   California State, Ser. F8G, FLOATS,
             FRDO, Rev., 1.13%, 06/16/04 +                                15,800
    10,000   California Statewide Communities
             Development Authority, Ser. M, Rev.,
             FRDO, 1.17%, 05/05/04 +                                      10,000
     1,000   Chela Financial USA, Inc., California
             Student Loan, ACES, Senior Ser. C-4,
             Rev., FRDO, 1.10%, 05/11/04 +                                 1,000
     2,000   Long Beach, California, Health Facilities,
             Memorial Health Services, Rev., FRDO,
             1.08%, 05/05/04                                               2,000
     5,500   Student Education Loan Marketing
             Corp., Sub Ser. IV-C-1, Rev., FRDO,
             1.15%, 06/03/04                                               5,500
             -------------------------------------------------------------------
                                                                          63,342
             -------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

             COLORADO -- 0.9%
$   10,000   Aurora, Colorado, Hospital, Children's
             Hospital Association Project, Ser. D,
             Rev., FRDO, FSA, 0.97%, 05/17/04 +                     $     10,000
       850   Colorado Housing & Finance Authority,
             Multi-Family Housing, Class 1-B1, Rev.,
             FRDO, 1.09%, 05/05/04 +                                         850
     1,750   Colorado Housing & Finance Authority,
             Multi-Family Insured Mortgage, Ser. AA,
             Rev., FRDO, MBIA, 1.09%, 05/05/04 +                           1,750
     1,300   Colorado Housing & Finance Authority,
             Ser. AA3, Class I, Rev., FRDO,
             1.09%, 05/05/04 +                                             1,300
     5,900   Colorado Student Obligation Bond
             Authority, Student Loan, Ser. VII-A1,
             Rev., FRDO, 1.01%, 06/03/04 +                                 5,900
             -------------------------------------------------------------------
                                                                          19,800
             -------------------------------------------------------------------

             CONNECTICUT -- 0.2%
     4,700   Connecticut State Health & Educational
             Facilities Authority, Wesleyan University,
             Ser. D, Rev., FRDO, 1.08%, 05/26/04 +                         4,700

             DISTRICT OF COLUMBIA -- 4.1%
     3,000   District of Columbia, George Washington
             University, Ser. C, Rev., FRDO,
             MBIA, 1.09%, 05/05/04                                         3,000
    33,650   District of Columbia, Georgetown
             University, Ser. C, Rev., FRDO,
             MBIA, 1.03%, 06/03/04                                        33,650
    15,000   District of Columbia, Ser. A-1, GO,
             FRDO, MBIA, 1.05%, 05/27/04                                  15,000
     3,075   District of Columbia, Ser. A-2, GO,
             FRDO, MBIA, 1.14%, 10/07/04                                   3,075
    22,500   District of Columbia, Ser. B, GO,
             FRDO, FSA, 1.09%, 05/05/04                                   22,500
    18,200   District of Columbia, Ser. B-2, GO,
             FRDO, MBIA, 1.05%, 05/25/04                                  18,200
             -------------------------------------------------------------------
                                                                          95,425
             -------------------------------------------------------------------

             FLORIDA -- 2.8%
    27,000   Dade County Water & Sewer Revenue
             Systems, Rev., FRDO, 1.07%, 05/05/04                         27,000
$   16,350   Florida Educational Loan
             Marketing Corp., RAMS, Ser. D-2,
             Rev., FRDO, 1.17%, 06/03/04                            $     16,350
    12,800   Miami-Dade County School Board,
             COP, Ser. B, FRDO, AMBAC,
             1.03%, 05/28/04                                              12,800
     6,875   Orlando & Orange County Expressway
             Authority, Ser. C-2, Rev., FRDO, FSA,
             1.08%, 05/06/04                                               6,875
             -------------------------------------------------------------------
                                                                          63,025
             -------------------------------------------------------------------

             GEORGIA -- 1.0%
     4,000   Fulton County Development Authority,
             Lovett School Project, Rev., FRDO,
             1.09%, 05/05/04                                               4,000
     5,000   Fulton County Development Authority,
             Piedmont Medical Center Project, Ser. B,
             Rev., FRDO, MBIA, 1.02%, 05/05/04                             5,000
     4,000   Gwinnett County Hospital Authority,
             Gwinnett Hospital Systems, Inc.
             Project, Anticipation Certificates, Rev.,
             RAN, FRDO, 1.09%, 05/05/04                                    4,000
     9,385   Municipal Electric Authority of Georgia,
             Project One, Ser. C, Rev., FRDO, FSA,
             1.06%, 05/05/04                                               9,385
             -------------------------------------------------------------------
                                                                          22,385
             -------------------------------------------------------------------

             ILLINOIS -- 2.1%
     7,000   Chicago Metropolitan Water
             Reclamation District, Ser. A, GO,
             FRDO, 1.08%, 05/05/04 +                                       7,000
    16,100   Chicago, Illinois Water Authority, Rev.,
             FRDO, 1.08%, 05/05/04 +                                      16,100
     4,300   Galesburg, Illinois, Knox College
             Project, Rev., FRDO, 1.20%, 05/06/04                          4,300
    19,150   Illinois Development Finance Authority,
             Provena Health, Ser. B, Rev., FRDO,
             MBIA, 0.97%, 05/05/04                                        19,150
     1,450   Illinois Health Facilities Authority,
             Rockford Memorial Hospital Group,
             Rev., FRDO, AMBAC,, 1.01%, 05/26/04                           1,450
             -------------------------------------------------------------------
                                                                          48,000
             -------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

             INDIANA -- 1.0%
$   21,675   Indiana Health Facility Financing
             Authority, Acension Health, Ser. E,
             Rev., FRDO, 1.04%, 05/13/04                            $     21,675

             KANSAS -- 0.1%
     3,000   Burlington, Kansas, Environmental
             Improvement, Kansas City Power & Light
             Project, Ser. C, Rev., FRDO,
             2.25%, 09/01/04 +                                             2,999

             KENTUCKY -- 0.4%
    10,000   Kenton County Airport Board,
             Special Facilities, Airis Cincinnatti LLC,
             Ser. A, Rev., FRDO, 1.12%, 05/06/04                          10,000

             MARYLAND -- 1.8%
    35,450   Baltimore, Maryland, Public
             Improvement, Ser. A, GO, CONS,
             FRDO, FSA, 1.05%, 06/02/04 +                                 35,449
     5,212   Maryland State Health & Higher
             Educational Facilities Authority,
             Floater, Ser. 825, FRDO, AMBAC,
             1.05%, 05/06/04                                               5,199
             -------------------------------------------------------------------
                                                                          40,648
             -------------------------------------------------------------------

             MASSACHUSETTS -- 1.2%
    15,000   Massachusetts Health & Educational
             Facilities Authority, Northeastern
             University, Ser. N, Rev., FRDO, MBIA,
             1.05%, 05/27/04                                              15,000
     3,850   Massachusetts Health & Educational
             Facilities Authority, Tufts University,
             Ser. G, Rev., FRDO, 1.06%, 05/27/04                           3,850
     8,050   Massachusetts Housing Finance
             Agency, Ser. F, Rev., FRDO, FSA,
             1.08%, 05/05/04                                               8,050
             -------------------------------------------------------------------
                                                                          26,900
             -------------------------------------------------------------------

             MICHIGAN -- 0.7%
    13,205   University of Michigan, Rev., FRDO,
             1.07%, 05/06/04                                              13,205
$    2,950   Wayne State University, General
             Purpose, Rev., FRDO, AMBAC,
             1.05%, 05/27/04                                        $      2,950
             -------------------------------------------------------------------
                                                                          16,155
             -------------------------------------------------------------------

             MINNESOTA -- 0.2%
     4,950   Northern Municipal Power Agency,
             Minnesota Electric Systems, Ser. A-1,
             Rev., FRDO, MBIA, 1.00%, 05/14/04                             4,950

             MISSISSIPPI -- 0.4%
     9,400   Mississippi State, Nissan Project, Ser. C,
             GO, FRDO, FGIC, 1.00%, 05/26/04                               9,400

             MISSOURI -- 1.4%
    21,900   Missouri State Health & Educational
             Facilities Authority, Ascension Health,
             Ser. C-1, Rev., FRDO, 1.05%, 05/26/04                        21,900
    10,000   Missouri State Health & Educational
             Facilities Authority, Mercy Health
             Systems, Ser. B, Rev., FRDO, AMBAC,
             1.05%, 05/26/04                                              10,000
             -------------------------------------------------------------------
                                                                          31,900
             -------------------------------------------------------------------

             MONTANA -- 0.5%
    11,600   Montana Higher Education Student
             Assistance Corp., Student Loan, Senior
             Ser. A, Rev., FRDO, 1.05%, 05/28/04                          11,600

             MULTIPLE STATES -- 1.3%
    29,691   Puttable Floating Option Tax-Exempt
             Reciepts, FLOATS, Ser. PPT-34, FRDO,
             1.04%, 05/06/04 #                                            29,691

             NEW YORK -- 2.7%
    13,425   New York City IDA, Special Facilities,
             FLOATS, Ser. 921, Rev., FRDO,
             1.29%, 05/06/04                                              13,425
     4,795   New York City, New York, Sub Ser. A-8,
             GO, FRDO, AMBAC, 1.08%, 05/05/04                              4,795
    12,150   New York City, New York, Sub Ser. H-2,
             GO, FRDO, 1.09%, 05/05/04                                    12,150

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                        VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

             NEW YORK -- CONTINUED
$        1   New York State Environmental
             Facilities Corp., Clean Water & Drinking,
             FLOATS, Ser. 731, Rev., FRDO,
             1.12%, 05/06/04                                        $          1
    16,550   New York State Urban Development
             Corp., Correctional Facilities,
             Sub Ser. B-7, Rev., FRDO, AMBAC,
             1.00%, 05/04/04                                              16,550
     2,900   New York State Urban Development
             Corp., Correctional Facilities,
             Sub Ser. B-8, Rev., FRDO, AMBAC,
             0.98%, 05/11/04                                               2,900
    10,600   New York State Energy
             Research & Development Authority,
             Consolidated Edison Co., Subser. A-2,
             Rev., FRDO, AMBAC, 1.05%, 05/26/04                           10,600
             -------------------------------------------------------------------
                                                                          60,421
             -------------------------------------------------------------------

             NORTH CAROLINA -- 1.1%
     6,355   North Carolina Housing Finance Agency,
             Appalachian Student Housing, Ser. A,
             Rev., FRDO, 1.10%, 05/05/04                                   6,355
     2,000   Wake County Industrial Facilities &
             Pollution Control Financing
             Authority, Ser. E, Rev., FRDO, AMBAC,
             0.97%, 05/25/04                                               2,000
    17,475   Wake County Industrial Facilities &
             Pollution Control Financing
             Authority, Ser. G, Rev., FRDO, AMBAC,
             1.03%, 06/03/04                                              17,475
             -------------------------------------------------------------------
                                                                          25,830
             -------------------------------------------------------------------

             OHIO -- 1.0%
     8,000   Ohio State Air Quality Development
             Authority, Cincinnati Gas & Electric,
             Ser. A, Rev., FRDO, 1.25%, 05/05/04                           8,000
     2,460   Ohio State Air Quality Development
             Authority, Toledo, Ser. A, Rev., FRDO,
             2.20%, 10/01/04                                               2,458
    12,000   Ohio State, Infrastructure Improvement,
             Ser. B, GO, FRDO, 1.08%, 05/05/04                            12,000
             -------------------------------------------------------------------
                                                                          22,458
             -------------------------------------------------------------------

             OREGON -- 0.1%
$    1,700   Portland, Oregon, Sewer Systems,
             Second Lien, Ser. B-1, Rev., FRDO,
             MBIA, 1.00%, 06/03/04                                  $      1,700

             PENNSYLVANIA -- 1.3%
     2,000   ABN AMRO Munitops Certificate Trust,
             Ser. 1999-16, Class V, FRDO, MBIA,
             1.17%, 05/05/04 +                                             2,000
     1,605   Beaver County IDA, PCR, Ser. D, Rev.,
             FRDO, AMBAC, 0.95%, 05/12/04 +                                1,605
     5,000   Erie County Hospital Authority,
             FLOATS, Ser. 820, Rev., FRDO, MBIA,
             1.14%, 05/06/04                                               5,000
     1,500   Harrisburg Authority, Water, Ser. B,
             Rev., FRDO, FSA, 1.15%, 05/06/04                              1,500
    20,000   Pennsylvania Economic Development
             Financing Authority, Reliant Energy
             Seward LLC Project, Ser. B, Rev.,
             FRDO, 1.15%, 05/05/04                                        20,000
             -------------------------------------------------------------------
                                                                          30,105
             -------------------------------------------------------------------

             RHODE ISLAND -- 0.6%
     8,000   Rhode Island State & Providence
             Plantations, FLOATS, Ser. 720, GO,
             FRDO, FGIC, 1.14%, 05/06/04                                   8,000
     5,500   Rhode Island Student Loan Authority,
             ACES, Ser. 1, Rev., FRDO, AMBAC,
             1.05%, 05/26/04                                               5,500
             -------------------------------------------------------------------
                                                                          13,500
             -------------------------------------------------------------------

             SOUTH CAROLINA -- 0.9%
     6,000   Greenville Hospital Systems, Ser. C,
             Rev., FRDO, AMBAC, 1.05%, 05/28/04                            6,000
     9,600   South Carolina Jobs-Economic
             Development Authority, Hospital
             Facilities, Anderson Medical, Ser. A,
             Rev., FRDO, AMBAC, 1.04%, 05/06/04                            9,600
     4,500   South Carolina State Education
             Assistance Authority, Rev., FRDO,
             1.03%, 05/28/04                                               4,500
             -------------------------------------------------------------------
                                                                          20,100
             -------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

            TENNESSEE -- 0.2%
$   5,150   Blount County Public Building
            Authority, Local Government Public
            Improvement, Ser. C-1-A, Rev., FRDO,
            1.10%, 06/03/04 +                                       $      5,150

            TEXAS -- 0.7%
    5,000   Brazos Higher Education Authority,
            ACES, Student Loan, Senior Lien,
            Ser. A-1, Rev., FRDO, 1.06%, 06/03/04 +                        5,000
    8,000   Houston, Texas, Hotel Occupancy,
            Convention & Entertainment, Ser. C-1,
            Rev., FRDO, AMBAC, 1.06%, 05/27/04                             8,000
    3,434   Texas State, Veterans Housing
            Assistance Fund I, GO, FRDO,
            1.07%, 05/05/04                                                3,434
            --------------------------------------------------------------------
                                                                          16,434
            --------------------------------------------------------------------

            VIRGINIA -- 0.3%
    5,925   Virginia Commonwealth Transportation
            Board, FLOATS, Ser. 727, Rev., FRDO,
            1.14%, 05/06/04                                                5,925

            WASHINGTON -- 0.0%^
      500   Washington State Public Power Supply
            System, Project No. 3, Electric, Ser. 3A,
            Rev., FRDO, MBIA, 1.08%, 05/05/04                                500

            WEST VIRGINIA -- 0.0%^
      700   West Virginia State Parkways Economic
            Development & Tourism Authority,
            Rev., FRDO, FGIC, 1.07%, 05/05/04                                700

            WYOMING -- 0.3%
    5,800   Wyoming Student Loan Corp., ACES,
            Ser. B, Rev., FRDO, 1.06%, 05/26/04                            5,800
            --------------------------------------------------------------------
            Total State and Municipal Obligations                        777,743
            (Cost $777,782)
            --------------------------------------------------------------------

            U.S. TREASURY SECURITY -- 0.1%
    2,095   U.S. Treasury Bill, 0.93%, 07/08/04 +
            (Cost $2,091)                                                  2,091

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
            MONEY MARKET FUND -- 1.3%
   29,224   JPMorgan Tax Free Money
            Market Fund (a)
            (Cost $29,224)                                          $     29,224
            --------------------------------------------------------------------
            Total Short-Term Investments                                 809,058
            (Cost $809,097)
            --------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%                             $  2,271,218
            (COST $2,272,422)
            --------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                        NOTIONAL            UNREALIZED
NUMBER OF                                                               VALUE AT          APPRECIATION
CONTRACTS   DESCRIPTION                           EXPIRATION DATE  4/30/04 (USD)  (DEPRECIATION) (USD)
------------------------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
1,148       Eurodollar                             December, 2004     $  280,686            $   (1,210)
            SHORT FUTURES OUTSTANDING
(327)       2 Year Treasury Notes                      June, 2004        (69,503)                  499
(997)       5 Year Treasury Notes                      June, 2004       (109,608)                1,996

SWAP CONTRACTS

                                                                      UNDERLYING            UNREALIZED
                                                                        NOTIONAL          APPRECIATION
DESCRIPTIONS                                       EXPIRATION DATE         VALUE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------
Swap - price lock with Lehman Brothers Special
Financing on U.S. Treasury Note,
3.125%, 10/15/08, price less 98.66,
the Fund pays positive, receives negative                06/14/04     $   60,020            $      243
Swap - price lock with Lehman Brothers Special
Financing on U.S. Treasury Note,
2.25%, 04/30/06, price less 99.65,
the Fund pays positive, receives negative                06/29/04        286,750                   (51)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS             AS OF APRIL 30, 2004            (Unaudited)
(Amounts in thousands)

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.4%

            COMMON STOCKS -- 98.4%

            ADVERTISING -- 0.6%
       28   Getty Images, Inc.*                                     $      1,545

            AEROSPACE -- 0.4%
       22   Lockheed Martin Corp.                                          1,049

            BIOTECHNOLOGY -- 2.8%
       42   Amgen, Inc.*                                                   2,369
       32   Biogen Idec, Inc.*                                             1,864
       24   Cephalon, Inc.*                                                1,377
       11   Genentech, Inc.*                                               1,388
            --------------------------------------------------------------------
                                                                           6,998
            --------------------------------------------------------------------

            BROADCASTING/CABLE -- 1.5%
       57   Clear Channel Communications, Inc.                             2,353
       41   Univision Communications, Inc., Class A*                       1,391
            --------------------------------------------------------------------
                                                                           3,744
            --------------------------------------------------------------------

            BUSINESS SERVICES -- 6.2%
       80   Accenture LTD (Bermuda), Class A*                              1,899
       83   Affiliated Computer Services, Inc., Class A*                   4,045
       43   Apollo Group, Inc., Class A*                                   3,862
       50   ChoicePoint, Inc.*                                             2,214
       39   Cintas Corp.                                                   1,731
       63   SunGard Data Systems, Inc.*                                    1,632
            --------------------------------------------------------------------
                                                                          15,383
            --------------------------------------------------------------------

            CHEMICALS -- 0.5%
       36   Praxair, Inc.                                                  1,316

            COMPUTER NETWORKS -- 4.2%
      440   Cisco Systems, Inc.*                                           9,178
       61   Juniper Networks, Inc.*                                        1,337
            --------------------------------------------------------------------
                                                                          10,515
            --------------------------------------------------------------------

            COMPUTER SOFTWARE -- 6.1%
       36   Fiserv, Inc.*                                                  1,327
       33   Mercury Interactive Corp.*                                     1,387
      341   Microsoft Corp.                                                8,866
       95   Red Hat, Inc.*                                                 2,157
       38   SAP AG (Germany), ADR                                          1,432
            --------------------------------------------------------------------
                                                                          15,169
            --------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 2.5%
      116   Dell, Inc.*                                             $      4,040
      197   EMC Corp.*                                                     2,202
            --------------------------------------------------------------------
                                                                           6,242
            --------------------------------------------------------------------

            CONSUMER PRODUCTS -- 3.3%
       40   Altria Group, Inc.                                             2,210
       57   Procter & Gamble Co.                                           6,027
            --------------------------------------------------------------------
                                                                           8,237
            --------------------------------------------------------------------

            CONSUMER SERVICES -- 0.8%
       58   Education Management Corp.*                                    2,067

            DIVERSIFIED -- 7.0%
      501   General Electric Co.                                          15,002
       91   Tyco International LTD (Bermuda)                               2,501
            --------------------------------------------------------------------
                                                                          17,503
            --------------------------------------------------------------------

            ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.2%
       42   Symbol Technologies, Inc.                                        499

            ENTERTAINMENT/LEISURE -- 1.4%
       34   Carnival Corp.                                                 1,468
       56   International Game Technology                                  2,121
            --------------------------------------------------------------------
                                                                           3,589
            --------------------------------------------------------------------

            FINANCIAL SERVICES -- 4.9%
       76   Citigroup, Inc.                                                3,673
       58   Freddie Mac                                                    3,358
       15   Legg Mason, Inc.                                               1,418
       33   Morgan Stanley                                                 1,706
      188   The Charles Schwab Corp.                                       1,936
            --------------------------------------------------------------------
                                                                          12,091
            --------------------------------------------------------------------

            FOOD/BEVERAGE PRODUCTS -- 4.0%
       83   Sysco Corp.                                                    3,186
      133   The Coca-Cola Co.                                              6,716
            --------------------------------------------------------------------
                                                                           9,902
            --------------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- 7.7%
       52   Anthem, Inc.*                                                  4,606
       75   Guidant Corp.                                                  4,694
       39   HCA, Inc.                                                      1,585

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            HEALTH CARE/HEALTH CARE SERVICES -- CONTINUED
       72   Laboratory Corp. of America Holdings*                   $      2,849
       52   Medtronic, Inc.                                                2,604
       66   Omnicare, Inc.                                                 2,717
            --------------------------------------------------------------------
                                                                          19,055
            --------------------------------------------------------------------

            INSURANCE -- 2.1%
       20   AMBAC Financial Group, Inc.                                    1,373
       22   American International Group, Inc.                             1,548
       36   Axis Capital Holdings LTD (Bermuda)                              992
       36   Willis Group Holdings LTD (United Kingdom)                     1,300
            --------------------------------------------------------------------
                                                                           5,213
            --------------------------------------------------------------------

            INTERNET SERVICES/SOFTWARE -- 2.9%
       24   eBay, Inc.*                                                    1,884
       67   InterActiveCorp*                                               2,142
       64   Yahoo!, Inc.*                                                  3,239
            --------------------------------------------------------------------
                                                                           7,265
            --------------------------------------------------------------------

            MULTI-MEDIA -- 3.2%
       56   Comcast Corp., Special Class A*                                1,612
      280   Liberty Media Corp., Class A*                                  3,058
      137   The DIRECTV Group, Inc.*                                       2,449
       32   The Walt Disney Co.                                              725
            --------------------------------------------------------------------
                                                                           7,844
            --------------------------------------------------------------------

            OIL & GAS -- 1.7%
       30   Anadarko Petroleum Corp.                                       1,608
       44   ENSCO International, Inc.                                      1,215
       25   Schlumberger LTD                                               1,434
            --------------------------------------------------------------------
                                                                           4,257
            --------------------------------------------------------------------

            PHARMACEUTICALS -- 12.5%
       42   Abbott Laboratories                                            1,844
       43   Eli Lilly & Co.                                                3,138
       44   Forest Laboratories, Inc.*                                     2,856
      150   Johnson & Johnson                                              8,127
      372   Pfizer, Inc.                                                  13,307
       35   Sepracor, Inc.*                                                1,649
            --------------------------------------------------------------------
                                                                          30,921
            --------------------------------------------------------------------

            RESTAURANTS/FOOD SERVICES -- 0.5%
       23   P.F. Chang's China Bistro, Inc.*                               1,143

            RETAILING -- 10.2%
       47   CDW Corp.                                               $      2,937
       44   Family Dollar Stores, Inc.                                     1,398
      162   Home Depot, Inc.                                               5,697
       89   MSC Industrial Direct Co., Class A                             2,556
       59   Ross Stores, Inc.                                              1,800
       74   Staples, Inc.                                                  1,914
       85   Target Corp.                                                   3,699
       96   Wal-Mart Stores, Inc.                                          5,444
            --------------------------------------------------------------------
                                                                          25,445
            --------------------------------------------------------------------

            SEMI-CONDUCTORS -- 7.7%
      123   Altera Corp.*                                                  2,459
       65   Analog Devices, Inc.                                           2,752
      164   Applied Materials, Inc.*                                       2,990
      361   Intel Corp.                                                    9,284
       45   Linear Technology Corp.                                        1,610
            --------------------------------------------------------------------
                                                                          19,095
            --------------------------------------------------------------------

            SHIPPING/TRANSPORTATION -- 0.3%
       11   United Parcel Service, Inc., Class B                             744

            STEEL -- 0.4%
       36   United States Steel Corp.                                      1,031

            TELECOMMUNICATIONS -- 1.7%
      139   Crown Castle International Corp.*                              1,938
       95   Nextel Communications, Inc., Class A*                          2,266
            --------------------------------------------------------------------
                                                                           4,204
            --------------------------------------------------------------------

            TELECOMMUNICATIONS EQUIPMENT -- 1.1%
      117   Corning, Inc.*                                                 1,287
       76   Motorola, Inc.                                                 1,380
            --------------------------------------------------------------------
                                                                           2,667
            --------------------------------------------------------------------
            Total Common Stocks                                          244,733
            (Cost $230,568)
            --------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 1.6%

            MONEY MARKET FUND -- 1.6%
    3,882   JPMorgan Prime Money Market Fund (a)                           3,882
            (Cost $3,882)
            --------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%                             $    248,615
            (COST $234,450)
            --------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.0%

            COMMON STOCKS -- 98.0%

            AEROSPACE -- 2.0%
      247   Raytheon Co.                                            $      7,965

            APPAREL -- 1.7%
      182   Jones Apparel Group, Inc.                                      6,643

            AUTOMOTIVE -- 1.9%
      138   Johnson Controls, Inc.                                         7,571

            BANKING -- 8.9%
      159   Bank of America Corp.                                         12,797
      106   North Fork Bancorporation, Inc.                                3,935
      199   The Bank of New York Co., Inc.                                 5,799
      183   U.S. Bancorp                                                   4,695
      141   Wells Fargo & Co.                                              7,972
            --------------------------------------------------------------------
                                                                          35,198
            --------------------------------------------------------------------

            BUSINESS SERVICES -- 2.1%
      357   Accenture LTD (Bermuda), Class A*                              8,493

            CHEMICALS -- 2.3%
      247   Praxair, Inc.                                                  9,028

            COMPUTERS/COMPUTER HARDWARE -- 2.7%
      213   Hewlett-Packard Co.                                            4,186
       73   International Business Machines Corp.                          6,399
            --------------------------------------------------------------------
                                                                          10,585
            --------------------------------------------------------------------

            CONSTRUCTION MATERIALS -- 1.9%
       73   American Standard Companies, Inc.*                             7,626

            CONSUMER PRODUCTS -- 2.6%
      146   Altria Group, Inc.                                             8,075
       36   Black & Decker Corp.                                           2,077
            --------------------------------------------------------------------
                                                                          10,152
            --------------------------------------------------------------------

            DIVERSIFIED -- 4.0%
      220   General Electric Co.                                           6,589
      333   Tyco International LTD (Bermuda)                               9,128
            --------------------------------------------------------------------
                                                                          15,717
            --------------------------------------------------------------------

            FINANCIAL SERVICES -- 15.4%
      256   CIT Group, Inc.                                         $      8,788
      413   Citigroup, Inc.                                               19,869
       57   Fannie Mae                                                     3,924
       68   Freddie Mac                                                    3,995
      107   Goldman Sachs Group, Inc.                                     10,354
      264   Janus Capital Group, Inc.                                      4,013
      120   Merrill Lynch & Co., Inc.                                      6,481
      100   Washington Mutual, Inc.                                        3,943
            --------------------------------------------------------------------
                                                                          61,367
            --------------------------------------------------------------------

            FOOD/BEVERAGE PRODUCTS -- 1.5%
      181   Kraft Foods, Inc., Class A                                     5,970

            HEALTH CARE/HEALTH CARE SERVICES -- 0.5%
       49   HCA, Inc.                                                      1,991

            INSURANCE -- 8.1%
      144   AMBAC Financial Group, Inc.                                    9,921
      187   RenaissanceRe Holdings LTD (Bermuda)                           9,827
      113   Torchmark Corp.                                                5,881
      183   Willis Group Holdings LTD (United Kingdom)                     6,645
            --------------------------------------------------------------------
                                                                          32,274
            --------------------------------------------------------------------

            MANUFACTURING -- 2.2%
      139   Honeywell International, Inc.                                  4,792
      179   Timken Co.                                                     3,938
            --------------------------------------------------------------------
                                                                           8,730
            --------------------------------------------------------------------

            METALS/MINING -- 2.1%
      275   Alcoa, Inc.                                                    8,441

            MULTI-MEDIA -- 4.7%
      141   Comcast Corp., Special Class A*                                4,099
      104   Gannett Co., Inc.                                              9,024
      514   Liberty Media Corp., Class A*                                  5,623
            --------------------------------------------------------------------
                                                                          18,746
            --------------------------------------------------------------------

            OIL & GAS -- 13.0%
      111   Baker Hughes, Inc.                                             4,064
       80   ChevronTexaco Corp.                                            7,328

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            OIL & GAS -- CONTINUED
      216   ConocoPhillips                                          $     15,415
       47   Cooper Cameron Corp.*                                          2,272
       63   Devon Energy Corp.                                             3,856
      328   Exxon Mobil Corp.                                             13,974
      189   GlobalSantaFe Corp.                                            4,979
            --------------------------------------------------------------------
                                                                          51,888
            --------------------------------------------------------------------

            PACKAGING -- 2.0%
      462   Smurfit-Stone Container Corp.*                                 7,947

            PHARMACEUTICALS -- 2.7%
      117   Johnson & Johnson                                              6,300
      113   Wyeth                                                          4,312
            --------------------------------------------------------------------
                                                                          10,612
            --------------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUST -- 1.0%
      144   Archstone-Smith Trust                                          3,955

            RESTAURANTS/FOOD SERVICES -- 1.7%
      245   McDonald's Corp.                                               6,680

            RETAILING -- 4.7%
      180   CVS Corp.                                                      6,938
      229   Safeway, Inc.*                                                 5,256
      264   The TJX Companies, Inc.                                        6,479
            --------------------------------------------------------------------
                                                                          18,673
            --------------------------------------------------------------------

            TELECOMMUNICATIONS -- 4.6%
      259   SBC Communications, Inc.                                       6,441
      308   Verizon Communications, Inc.                                  11,640
            --------------------------------------------------------------------
                                                                          18,081
            --------------------------------------------------------------------

            UTILITIES -- 3.7%
       72   Entergy Corp.                                                  3,931
       62   FPL Group, Inc.                                                3,944
      163   PPL Corp.                                                      6,985
            --------------------------------------------------------------------
                                                                          14,860
            --------------------------------------------------------------------
            Total Common Stocks                                          389,193
            (Cost $369,199)
            --------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 2.0%

            MONEY MARKET FUND -- 2.0%
    7,838   JPMorgan Prime Money Market Fund (a)                    $      7,838
            (Cost $7,838)
            --------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%                             $    397,031
            (COST $377,037)
            --------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE SHORT-INTERMEDIATE INCOME FUND

PORTFOLIO OF INVESTMENTS             AS OF APRIL 30, 2004            (Unaudited)
(Amounts in thousands)

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.4%

            PREFERRED STOCK -- 0.5%
        3   Pinto Totta International Finance
            7.77%, FRN #                                            $      3,832
            (Cost $3,903)

PRINCIPAL
AMOUNT
--------------------------------------------------------------------------------
            U.S. TREASURY SECURITIES -- 0.0% ^
$     200   U.S. Treasury Notes & Bonds,
            2.00%, 08/31/05 @ +                                              200
            (Cost $201)

            STATE AND MUNICIPAL OBLIGATIONS -- 83.4%
            ALABAMA -- 0.3%
    1,000   Alabama State Docks Department,
            Dock Facilities, Rev., MBIA,
            6.00%, 10/01/06 +                                              1,095
    1,000   Alabama State Public School & Colleges
            Authority, Capital Improvement,
            Ser. D, Rev., 5.25%, 08/01/06 +                                1,072
            --------------------------------------------------------------------
                                                                           2,167
            --------------------------------------------------------------------

            ARIZONA -- 3.3%
    1,500   Maricopa County Pollution Control Corp.,
            PCR, Southern California Edison Co.,
            Ser. A, Rev., Adj., 2.90%, 06/01/35                            1,468
    1,000   Maricopa County School
            District No. 6-Washington Elementary,
            Ser. B, GO, 7.10%, 07/01/06                                    1,105
    7,300   Maricopa County Unified School
            District No. 97-Deer Valley, GO, FGIC,
            5.00%, 07/01/10                                                7,956
    2,000   Northern Arizona University, Rev., FGIC,
            4.00%, 06/01/06                                                2,085
    2,900   Peoria Municipal Development
            Authority, Inc., Rev., AMBAC,
            5.00%, 07/01/06                                                3,091
    6,165   Salt River Project Agricultural
            Improvement & Power District, Electric
            Systems, Ser. D, Rev., 5.00%, 01/01/09                         6,703
    1,795   Tempe, Arizona, GO, 5.00%, 07/01/08                            1,951
            --------------------------------------------------------------------
                                                                          24,359
            --------------------------------------------------------------------

            CALIFORNIA -- 3.1%
$   5,000   California Pollution Control Financing
            Authority, Ser. D, Rev., Adj.,
            2.00%, 02/28/08                                         $      4,947
    7,000   California State Department of Water
            Resources, Power Supply, Ser. A, Rev.,
            MBIA, 5.25%, 05/01/10 +                                        7,704
    1,000   California State, GO,
            7.00%, 08/01/07 +                                              1,128
    3,500   California Statewide Communities
            Development Authority, Kaiser
            Permanente, Ser. F, Rev., Adj.,
            2.30%, 04/01/33 +                                              3,449
    1,000   Central Valley School District Financing
            Authority, Ser. A, Rev., MBIA,
            6.20%, 02/01/10 +                                              1,147
    3,500   Sacramento County Sanitation District,
            Ser. A, Rev., 5.88%, 12/01/27                                  3,751
    1,000   Santa Clara County Financing Authority,
            Measure B Transportation Improvement
            Program, Rev., 4.00%, 08/01/05                                 1,032
            --------------------------------------------------------------------
                                                                          23,158
            --------------------------------------------------------------------

            COLORADO -- 2.5%
   10,000   Colorado Department of Transportation,
            RAN, AMBAC, 5.75%, 06/15/07 +                                 11,024
    1,540   Colorado Department of Transportation,
            Ser. A, TRAN, Rev., 5.00%, 06/15/06 +                          1,639
    2,000   E-470 Public Highway Authority,
            Senior Ser. C, Rev., MBIA,
            6.00%, 09/01/06 +                                              2,185
    4,040   Regional Transportation District,
            Transit Vehicles, COP, Ser. A, Adj.,
            AMBAC, 2.30%, 12/01/22                                         3,984
            --------------------------------------------------------------------
                                                                          18,832
            --------------------------------------------------------------------

            CONNECTICUT -- 0.7%
    2,000   Connecticut Resource Recovery
            Authority, American Ref-Fuel Co., Ser. A,
            Rev., MBIA, 5.50%, 11/15/05 +                                  2,110
    3,500   Connecticut State Development
            Authority, PCR, Ser. A, Rev., Adj.,
            AMBAC, 3.35%, 05/01/31 +                                       3,464
            --------------------------------------------------------------------
                                                                           5,574
            --------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

PRINCIPAL
AMOUNT      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            DISTRICT OF COLUMBIA -- 0.3%
$   2,000   Washington Metropolitan Area Transit
            Authority, Rev., FGIC, 6.00%, 07/01/07                  $      2,219

            FLORIDA -- 1.0%
    4,145   Dade County School District, GO,
            AMBAC, 5.20%, 07/15/06 +                                       4,443
    1,000   Escambia County Health Facilities
            Authority, Ascension Health Credit,
            Ser. A, Rev., 5.00%, 11/15/06 +                                1,069
    1,855   Escambia County Health Facilities
            Authority, Ascension Health Credit,
            Ser. A-1, Rev., (p), AMBAC,
            5.75%, 11/15/09 +                                              2,110
            --------------------------------------------------------------------
                                                                           7,622
            --------------------------------------------------------------------

            GEORGIA -- 0.2%
    1,680   Fulco Hospital Authority, Health Systems,
            Catholic Health East, Ser. A, Rev., RAC,
            MBIA, 5.50%, 11/15/08 +                                        1,869

            HAWAII -- 1.0%
    4,570   Hawaii State, Ser. CV, GO, FGIC,
            5.50%, 08/01/10 +                                              5,105
    1,850   Honolulu City & County, Ser. A, GO,
            FGIC, 7.35%, 07/01/06 +                                        2,059
            --------------------------------------------------------------------
                                                                           7,164
            --------------------------------------------------------------------

            ILLINOIS -- 8.8%
    2,500   Chicago Metropolitan Water
            Reclamation District-Greater Chicago,
            GO, 5.85%, 12/01/05 +                                          2,661
    5,500   Chicago School Finance Authority,
            Ser. A, GO, FGIC, 5.30%, 06/01/07 +                            5,975
   10,020   Chicago School Finance Authority,
            Ser. C, GO, FSA, 5.50%, 06/01/07 +                            10,944
    3,860   Cook County, Ser. B, GO, MBIA,
            5.00%, 11/15/09 +                                              4,213
    3,750   Du Page Water Commission, Rev.,
            5.00%, 05/01/06 +                                              3,977
    1,015   Grundy County School District No. 54
            Morris, Ser. A, GO, AMBAC,
            5.50%, 12/01/08 +                                              1,130
$   4,000   Illinois Development Finance Authority,
            PCR, Gas Supply, Peoples Gas Light &
            Coke, Ser. B, Rev., Adj., AMBAC,
            3.05%, 02/01/33 +                                       $      4,003
    2,500   Illinois Development Finance Authority,
            PCR, Illinois Power Company Project,
            Ser. A, Rev., (p), 7.38%, 07/01/06 +                           2,830
    1,350   Illinois Health Facilities Authority,
            University of Chicago Hospital System,
            Rev., MBIA, 5.00%, 08/15/07 +                                  1,455
    5,000   Illinois State, 1st Ser., GO,
            5.00%, 08/01/07 +                                              5,398
    5,500   Illinois State, GO, FGIC,
            5.13%, 12/01/10 +                                              5,866
    1,400   Illinois State, Sales Tax, Rev.,
            4.00%, 06/15/06 +                                              1,461
    2,750   Illinois State, Ser. A, GO,
            5.00%, 10/01/10 +                                              2,990
    9,000   Northern Illinois University, Auxiliary
            Facilities Systems, Rev., (p), FGIC,
            5.75%, 04/01/07                                                9,892
    3,060   University Of Illinois, Utility
            Infrastructure Projects, COP, AMBAC,
            5.00%, 08/15/11                                                3,320
            --------------------------------------------------------------------
                                                                          66,115
            --------------------------------------------------------------------

            INDIANA -- 1.8%
    3,500   Indiana Transportation Finance
            Authority, Airport Facilities Lease,
            Ser. A, Rev., AMBAC, 6.00%, 11/01/06 +                         3,837
    7,315   Indianapolis, Indiana, Gas Utility,
            Distribution Systems, Ser. A, Rev.,
            AMBAC, 5.75%, 08/15/08                                         8,173
    1,010   St. Joseph County Hospital Authority,
            Health System, Ser. A, Rev., MBIA,
            5.50%, 08/15/08                                                1,110
            --------------------------------------------------------------------
                                                                          13,120
            --------------------------------------------------------------------

            IOWA -- 0.3%
    1,895   Iowa Finance Authority, Hospital Facility,
            Health System, Ser. A, Rev., MBIA,
            5.25%, 07/01/07                                                2,034

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            KENTUCKY -- 0.1%
$     825   Owensboro, Kentucky, Electric Light &
            Power, Rev., (p), 6.85%, 01/01/08                       $        908

            LOUISIANA -- 0.7%
    5,000   Louisiana State, Ser. 2003A, GO, FGIC,
            5.25%, 05/01/07                                                5,422

            MARYLAND -- 5.1%
    5,000   Maryland State Department of
            Transportation County Transportation,
            Rev., 5.00%, 11/01/09                                          5,475
    2,000   Maryland State Health & Higher
            Educational Facilities Authority, Johns
            Hopkins Hospital, Ser. A, Rev.,
            4.50%, 08/01/05                                                2,071
   11,525   Maryland State, State and Local
            Facilities, Second Series, GO,
            5.00%, 08/01/07                                               12,513
    4,000   Northeast Waste Disposal Authority,
            Solid Waste, Montgomery County
            Resource Recovery Project, Ser. A, Rev.,
            6.00%, 07/01/07                                                4,335
   12,440   University System of Maryland,
            Auxiliary Facilities & Tuition, Ser. A,
            Rev., 5.00%, 04/01/08                                         13,494
            --------------------------------------------------------------------
                                                                          37,888
            --------------------------------------------------------------------

            MASSACHUSETTS -- 4.9%
    2,000   Boston, Massachusetts, Ser. A, GO,
            5.00%, 01/01/10 +                                              2,180
    1,400   Holyoke, Massachusetts, Ser. B, GO,
            FSA, 6.00%, 06/15/06 +                                         1,518
    5,000   Massachusetts Development Finance
            Agency, Higher Education, Smith College
            Issue, Rev., (p), 5.75%, 07/01/10                              5,736
    5,000   Massachusetts State, CONS, Ser. B,
            GO, (p), 6.00%, 06/01/10                                       5,740
    1,000   Massachusetts State, CONS, Ser. D,
            GO, 5.25%, 08/01/07                                            1,082
    3,365   Massachusetts State, CONS, Ser. D,
            GO, (p), 5.25%, 11/01/06                                       3,666
$  12,000   Massachusetts State, Ser. A, GO,
            5.38%, 08/01/08                                         $     13,141
    3,000   Massachusetts State, Ser. A, GO,
            6.00%, 11/01/06                                                3,278
            --------------------------------------------------------------------
                                                                          36,341
            --------------------------------------------------------------------

            MICHIGAN -- 2.3%
    1,605   Detroit, Michigan, Sewer Disposal,
            Ser. A, Rev., MBIA, (p),
            5.00%, 07/01/05 +                                              1,674
    1,050   L'Anse Creuse Public Schools, School
            Buildings & Site, GO, 5.50%, 05/01/08                          1,159
    1,000   Michigan Higher Education Student
            Loan Authority, Student Loan, Ser. XVII-I,
            Rev., AMBAC, 3.30%, 03/01/09                                     996
    4,005   Michigan Municipal Bond Authority,
            Local Government Loan Program,
            Ser. C, Rev., 5.00%, 05/01/11                                  4,364
    1,000   Michigan State Hospital Finance
            Authority, Ascension Health Credit,
            Ser. A, Rev., (p), MBIA, 5.75%, 11/15/09                       1,143
    1,000   Michigan State Hospital Finance
            Authority, Ascension Health Credit,
            Ser. B, Rev., Adj., 5.20%, 11/15/33                            1,053
    3,000   Michigan State Hospital Finance
            Authority, Ascension Health Credit,
            Ser. B, Rev., Adj., 5.38%, 11/15/33                            3,285
    1,000   Michigan State, GO, 5.25%, 12/01/10                            1,109
    1,000   Michigan Strategic Fund, Dow Chemical
            Project, Rev., Adj., 4.60%, 06/01/14                           1,052
    1,400   Romulus Township Community Schools,
            GO, (p), FGIC, 5.75%, 05/01/09                                 1,582
            --------------------------------------------------------------------
                                                                          17,417
            --------------------------------------------------------------------

            MINNESOTA -- 0.9%
    1,000   Minnesota Housing Finance Agency,
            Residential Housing, Ser. K-1, Rev.,
            2.25%, 07/01/17                                                  985
    5,000   Minnesota State, GO, 5.00%, 08/01/10                           5,484
            --------------------------------------------------------------------
                                                                           6,469
            --------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            MISSISSIPPI -- 0.3%
$   2,300   Mississippi Business Finance Corp.,
            Solid Waste Disposal, Waste
            Management, Inc. Project, Rev., Adj.,
            2.30%, 03/01/27                                         $      2,262

            NEBRASKA -- 0.1%
      850   Omaha Public Power District, Nebraska
            Electric, Omaha Public Power System,
            Ser. B, Rev., 4.50%, 02/01/09                                    903

            NEVADA -- 1.3%
    5,000   Clark County School District, Building,
            Ser. C, GO, MBIA, 5.00%, 06/15/10 +                            5,458
    3,795   University Of Nevada, Community
            College System, Ser. A, Rev., FSA,
            5.00%, 07/01/07                                                4,098
            --------------------------------------------------------------------
                                                                           9,556
            --------------------------------------------------------------------

            NEW JERSEY -- 6.4%
    1,280   Essex County, Ser. A-1, GO, FGIC,
            6.00%, 11/15/05 +                                              1,367
    5,000   Garden State Preservation Trust, Ser. A,
            Rev., FSA, 5.50%, 11/01/13 +                                   5,606
    2,595   New Jersey Building Authority, Rev.,
            5.50%, 06/15/06 @                                              2,788
   12,150   New Jersey Economic Development
            Authority, School Facilities Construction,
            Ser. G, Rev., 5.00%, 09/01/09                                 13,222
    2,000   New Jersey State Transit Corp., Ser. B,
            Rev., GAN, AMBAC, 5.50%, 02/01/06                              2,125
   11,575   New Jersey State, Ser. J, GO,
            5.00%, 07/15/08                                               12,571
    2,000   New Jersey Transportation Trust Fund
            Authority, Transportation Systems,
            Ser. C, Rev., 5.38%, 12/15/07                                  2,189
    2,910   Perth Amboy, New Jersey, General
            Improvement, GO, FSA, 5.00%, 09/01/06                          3,111
    1,530   Perth Amboy, New Jersey, General
            Improvement, GO, FSA, 5.10%, 09/01/07                          1,662
    3,165   Perth Amboy, New Jersey, General
            Improvement, GO, FSA, 5.20%, 09/01/08                          3,474
            --------------------------------------------------------------------
                                                                          48,115
            --------------------------------------------------------------------

            NEW MEXICO -- 0.1%
$   1,000   New Mexico State Highway Commission,
            Sub Lien, Ser. B, Rev., 5.00%, 06/15/06                 $      1,064

            NEW YORK -- 12.4%
    9,000   Long Island Power Authority, Electric
            Systems, Rev., MBIA, 5.00%, 04/01/08                           9,741
    1,400   Long Island Power Authority, Electric
            Systems, Ser. 8, Sub Ser. 8-F, Rev.,
            Adj., MBIA, 5.00%, 04/01/11                                    1,478
    1,280   Long Island Power Authority, Electric
            Systems, Ser. B, Rev., 5.00%, 06/01/05                         1,323
    3,500   Long Island Power Authority, Electric
            Systems, Ser. B, Rev., 5.00%, 06/01/06                         3,685
    2,500   Municipal Assistance Corp. for the
            City of New York, Ser. G, Rev.,
            6.00%, 07/01/06                                                2,716
    1,300   Municipal Assistance Corp. for the
            City of New York, Ser. O, Rev.,
            5.25%, 07/01/08                                                1,426
    1,350   Nassau County Interim Finance
            Authority, Sales Tax Secured, Ser. A,
            Rev., AMBAC, 4.00%, 11/15/08                                   1,414
      700   Nassau County Interim Finance
            Authority, Sales Tax Secured, Ser. A,
            Rev., AMBAC, 5.00%, 11/15/09                                     764
    2,000   New York City Health & Hospital Corp.,
            Health Systems, Ser. A, Rev., AMBAC,
            5.00%, 02/15/09                                                2,160
    5,000   New York City Municipal Water Finance
            Authority, Water & Sewer System,
            Ser. B, Rev., MBIA, 5.80%, 06/15/29                            5,512
    2,615   New York City Transitional Finance
            Authority, Future Tax Secured, Ser. A,
            Rev., 5.00%, 08/01/07                                          2,826
      800   New York City, New York, Ser. B, GO,
            5.10%, 08/01/08                                                  853
    5,000   New York City, New York, Ser. D, GO,
            MBIA, 6.20%, 02/01/07                                          5,501
    1,400   New York City, New York, Ser. F, GO,
            5.70%, 08/01/06                                                1,504
    3,000   New York City, New York, Ser. G, GO,
            5.00%, 08/01/07                                                3,206
    5,000   New York City, New York, Ser. G, GO,
            MBIA, 5.00%, 08/01/10                                          5,403

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            NEW YORK -- CONTINUED
$   1,800   New York Convention Center Operating
            Corp., Yale Building Acquisition Project,
            COP, 5.25%, 06/01/08                                    $      1,862
    1,000   New York State Dormitory Authority,
            City University System, Ser. E, Rev,
            5.75%, 07/01/06                                                1,075
    2,530   New York State Dormitory Authority,
            Department of Health, Ser. 2, Rev.,
            5.00%, 07/01/09                                                2,715
    2,940   New York State Dormitory Authority,
            Department of Health, Ser. 2, Rev.,
            5.00%, 07/01/10                                                3,150
    8,505   New York State Dormitory Authority,
            Fourth Generation, City University
            System, Ser. A, Rev., CONS,
            5.00%, 07/01/06                                                9,009
    1,310   New York State Dormitory Authority,
            State Department of Health, Rev.,
            5.25%, 07/01/08                                                1,427
    6,000   New York State Thruway Authority,
            Service Contract, Local Highway &
            Bridge, Ser. A, Rev., 5.00%, 03/15/09                          6,472
   15,535   New York State Urban Development
            Corp., Correctional & Youth Facilities
            Services, Ser. A, Rev., 5.25%, 01/01/21                       16,805
    1,835   Triborough Bridge & Tunnel Authority,
            General Purpose, Ser. SR, Rev., (p),
            5.00%, 01/01/07                                                1,920
            --------------------------------------------------------------------
                                                                          93,947
            --------------------------------------------------------------------

            NORTH CAROLINA -- 0.8%
    2,500   Guilford County, GO, 4.00%, 10/01/22 +                         2,629
      500   North Carolina Municipal Power
            Agency No. 1, Catawba, Taxable,
            Ser. B, Rev., 3.26%, 01/01/05                                    503
    2,500   North Carolina State, Public
            Improvement, Ser. A, GO, (p),
            5.10%, 09/01/10,                                               2,812
            --------------------------------------------------------------------
                                                                           5,944
            --------------------------------------------------------------------

            OHIO -- 3.6%
$   5,000   Columbus, Ohio, GO,
            5.00%, 01/01/07 +                                       $      5,347
    2,000   Columbus, Ohio, GO,
            5.25%, 01/01/08 +                                              2,184
    2,035   Columbus, Ohio, Water System,
            Rev., 5.00%, 11/01/05 +                                        2,138
    3,500   Gateway Economic Development
            Corporation, Greater Cleveland Excise
            Tax, Senior Lien, FSA,
            5.13%, 09/01/05 +                                              3,656
    2,500   Ohio State Air Quality Development
            Authority, Ohio Edison Project, Ser. A,
            Rev., Adj., AMBAC, 3.25%, 02/01/15                             2,515
      500   Ohio State Air Quality Development
            Authority, Pollution Control,
            Ohio Edison Project, Ser. C, Rev., Adj.,
            5.80%, 06/01/16                                                  509
    2,500   Ohio State Water Development
            Authority, PCR, Rev., 4.00%, 12/01/06                          2,627
    2,600   Ohio State, Common School Capital
            Facilities, Ser. A, GO, 5.75%, 06/15/06                        2,810
    5,000   Ohio State, Highway Capital
            Improvements, Ser. F, GO,
            5.25%, 05/01/09                                                5,511
            --------------------------------------------------------------------
                                                                          27,297
            --------------------------------------------------------------------

              OREGON -- 1.2%
    7,960   Oregon State Department of
            Administrative Services, Rev., FSA,
            5.00%, 09/01/08                                                8,672

            PENNSYLVANIA -- 1.5%
    2,000   Beaver County IDA, PCR, Ohio Edison Co.
            Project, Ser. A, Rev., Adj.,
            4.65%, 06/01/04                                                2,003
    2,980   Pennsylvania State, 2nd Ser., GO,
            5.00%, 10/01/06                                                3,193
    2,000   Philadelphia, Pennsylvania, Water &
            Wastewater Systems, Ser. 1999, Rev.,
            AMBAC, 5.00%, 12/15/05                                         2,106

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            PENNSYLVANIA -- CONTINUED
$   1,000   Pittsburgh, Pennsylvania,
            Ser. 2002-2004, 2006, 2008 & 2009,
            GO, AMBAC, 5.00%, 09/01/06                              $      1,063
    2,540   Pittsburgh, Pennsylvania, Ser. A, GO,
            MBIA, 6.00%, 03/01/06                                          2,729
            --------------------------------------------------------------------
                                                                          11,094
            --------------------------------------------------------------------

            PUERTO RICO -- 1.9%
    5,000   Puerto Rico Commonwealth, Ser. C,
            Adj., GO, MBIA, 5.00%, 07/01/28                                5,433
    5,000   Puerto Rico Commonwealth, Ser.A,
            GO, FSA, 5.00%, 07/01/31                                       5,433
    3,000   Puerto Rico Highway & Transportation
            Authority, Ser. AA, Rev.,
            5.00%, 07/01/07                                                3,223
            --------------------------------------------------------------------
                                                                          14,089
            --------------------------------------------------------------------

            SOUTH CAROLINA -- 0.6%
    2,000   South Carolina State, Capital
            Improvement, Ser. A, GO,
            5.00%, 01/01/09                                                2,182
    2,000   South Carolina Transportation
            Infrastructure Bank, Ser. A, Rev., MBIA,
            5.00%, 10/01/10                                                2,177
            --------------------------------------------------------------------
                                                                           4,359
            --------------------------------------------------------------------

            TEXAS -- 7.0%
    1,065   Bexar County Health Facilities
            Development Corp., Baptist Memorial
            Hospital System Project, Rev.,
            MBIA, (p), 6.63%, 08/15/04 +                                   1,103
    2,000   Brazos River Authority, PCR, Utilities
            Electric Co., Ser. B, Rev., Adj.,
            5.05%, 06/01/30 +                                              2,083
    2,500   Brazos River Harbor Navigation District,
            Brazoria County Environmental,
            Dow Chemical Co. Project, Ser. A-3,
            Rev., Adj., 4.95%, 05/15/33 +                                  2,654
    2,265   Harris County, Criminal Justice Center,
            GO, 4.00%, 10/01/09 +                                          2,357
    7,640   Harris County, Criminal Justice Center,
            GO, (p), FGIC, 5.63%, 10/01/06 +                               8,306
$   3,985   Harris County, Roads, Ser. A, GO,
            4.50%, 10/01/09 +                                       $      4,245
    2,990   Houston, Texas, Hotel Occupancy Tax,
            Convention & Entertainment, Ser. A,
            Rev., AMBAC, 5.00%, 09/01/06 +                                 3,187
    3,485   Lower Colorado River Authority,
            Refinancing & Improvement, Ser. A,
            Rev., MBIA, 5.00%, 05/15/09                                    3,787
    2,790   Lower Colorado River Authority,
            Transmission Contract, Rev., FSA,
            5.00%, 05/15/07                                                3,000
    2,475   Matagorda County Navigation District
            No 1, PCR, Central Power & Light Co.,
            Ser. A, Rev., Adj, 4.55%, 11/01/29                             2,558
    6,250   North Texas Tollway Authority,
            Dallas North Tollway Systems,
            Ser. C, Rev., Adj., FGIC, 5.00%, 01/01/18                      6,750
    2,855   Nueces County, GO, AMBAC,
            5.00%, 02/15/09 +                                              3,096
    2,500   Texas State, Ser. A, GO,
            6.00%, 10/01/05                                                2,655
    3,000   Travis County Health Facilities
            Development Corp., Ascension Health
            Credit, Ser. A, Rev., MBIA,
            5.75%, 11/15/07                                                3,278
    3,025   University of Houston, CONS,
            Ser. B, Rev., FSA, 5.00%, 02/15/06                             3,186
            --------------------------------------------------------------------
                                                                          52,245
            --------------------------------------------------------------------

            UTAH -- 1.2%
    8,000   Intermountain Power Agency,
            Utah Power Supply, Rev., AMBAC,
            5.00%, 07/01/08                                                8,672

            VERMONT -- 0.7%
    4,500   Vermont State, Ser. A, GO,
            5.00%, 02/01/11                                                4,893

            VIRGINIA -- 1.8%
    2,000   Big Stone Gap Redevelopment &
            Housing Authority, Correctional
            Facilities Lease, Rev.,
            5.00%, 09/01/07 +                                              2,164

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            VIRGINIA -- CONTINUED
$   2,000   Louisa IDA, Solid Waste & Sewer
            Disposal, Electric & Power Co. Project,
            Ser. A, Rev., Adj., 2.30%, 03/01/31                     $      2,000
      800   Norfolk, Virginia, GO, MBIA,
            5.00%, 06/01/09                                                  874
    2,610   Peninsula Ports Authority, Dominion
            Terminal Association Project,
            Rev., Adj., 3.30%, 10/01/33                                    2,607
    5,000   Richmond, Virginia, Ser. B, GO, FSA,
            5.00%, 07/15/10                                                5,463
            --------------------------------------------------------------------
                                                                          13,108
            --------------------------------------------------------------------

            WASHINGTON -- 4.7%
    5,000   Clark County Public Utility District No. 1,
            Generating Systems, Rev., FGIC, (p),
            6.00%, 01/01/07 +                                              5,472
    1,070   Conservation & Renewable Energy
            System, Conservation Project, Rev.,
            5.00%, 10/01/06 +                                              1,143
    1,175   Conservation & Renewable Energy
            System, Conservation Project, Rev.,
            5.00%, 10/01/07 +                                              1,268
    2,200   Lewis County Public Utility District No. 1,
            Cowlitz Falls Hydroelectric Facilities,
            Rev., 5.00%, 10/01/06                                          2,349
    3,170   Port of Seattle, Ser. B, GO, FSA,
            5.00%, 11/01/09                                                3,418
   11,100   Port of Seattle, Ser. C, GO, FSA,
            5.25%, 11/01/11                                               12,066
    2,000   Snohomish County Public Utility
            District No. 1, Electric, Rev.,
            5.00%, 12/01/05                                                2,099
    2,160   Snohomish County School District No. 15
            Edmonds, Ser. B, GO, FSA,
            5.00%, 12/01/06                                                2,314
    3,275   Snohomish County, Limited Tax, GO,
            5.00%, 12/01/08                                                3,555
    1,310   Tacoma, Washington, Conservation
            System Project, Rev., 5.00%, 12/01/07                          1,418
            --------------------------------------------------------------------
                                                                          35,102
            --------------------------------------------------------------------

            WISCONSIN -- 0.5%
$   2,500   Wisconsin State Health & Educational
            Facilities Authority, Ministry Health Care,
            Inc., Ser. B, Rev., 3.50%, 05/15/07                     $      2,516
    1,035   Wisconsin State, Ser. C, GO, MBIA,
            5.00%, 05/01/07                                                1,115
            --------------------------------------------------------------------
                                                                           3,631
            --------------------------------------------------------------------
            Total State and Municipal Obligations                        623,631
            (Cost $629,012)
            --------------------------------------------------------------------

            CORPORATE NOTES & BONDS -- 7.9%
            AUTOMOTIVE -- 0.4%
    2,760   General Motors Acceptance Corp.,
            6.75%, 01/15/06 +                                              2,923

            BANKING -- 0.8%
            KorAm Bank (South Korea)
    2,650   4.68%, 06/18/13                                                2,624
    2,200   6.95%, 12/06/11                                                2,372
    1,100   Independence Community Bank Corp.,
            3.75%, 04/01/14, FRN +                                         1,054
            --------------------------------------------------------------------
                                                                           6,050
            --------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 0.1%
      750   Hewlett-Packard Co., 3.63%, 03/15/08 +                           748

            CONSUMER PRODUCTS -- 0.4%
    2,650   Diageo Finance BV (The Netherlands),
            3.00%, 12/15/06 +                                              2,646

            FINANCIAL SERVICES -- 3.3%
    3,550   BNP US Funding LLC,
            7.74%, 12/31/49, FRN, # +                                      4,014
    1,000   Capital One Bank, 4.25%, 12/01/08 +                              991
    5,350   Capital One Financial Corp.,
            8.75%, 02/01/07 +                                              5,991
    1,200   CIT Group, Inc., 4.00%, 05/08/08 +                             1,201
    4,650   Countrywide Home Loans, Inc.,
            2.88%, 02/15/07, Ser. L, MTN +                                 4,585
      400   Credit Suisse First Boston USA, Inc.,
            5.75%, 04/15/07 +                                                427

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            FINANCIAL SERVICES -- CONTINUED
$     400   International Lease Finance Corp.,
            4.00%, 01/17/06, Ser. O, MTN                            $        410
    1,200   MBNA Corp., 4.63%, 09/15/08                                    1,211
    1,300   Mizuho JGB Investment LLC,
            9.87%, 12/31/49, FRN, #                                        1,502
    3,100   Natexis AMBS Co., LLC,
            8.44%, 12/29/49, FRN, #                                        3,575
    1,075   Sovereign BanCorp., Inc.,
            10.50%, 11/15/06                                               1,254
            --------------------------------------------------------------------
                                                                          25,161
            --------------------------------------------------------------------

            TELECOMMUNICATIONS -- 1.7%
    1,750   France Telecom (France),
            8.20%, 03/01/06 +                                              1,903
    1,950   Deutsche Telekom International
            Finance (Germany), 8.25%, 06/15/05 +                           2,076
    1,600   Telecom Italia Capital SA (Luxembourg),
            4.00%, 11/15/08, #                                             1,586
            Sprint Capital Corp.,
    1,855   6.00%, 01/15/07                                                1,972
    1,400   7.13%, 01/30/06                                                1,502
    3,400   Verizon Wireless Capital LLC.,
            5.38%, 12/15/06                                                3,587
            --------------------------------------------------------------------
                                                                          12,626
            --------------------------------------------------------------------

            UTILITIES -- 1.2%
    1,400   FPL Group Capital, Inc.,
            1.88%, 03/30/05 +                                              1,401
    6,480   National Rural Utilities Cooperative
            Finance Corp., 6.00%, 05/15/06                                 6,905
      800   Public Service Co. of Colorado,
            4.38%, 10/01/08                                                  810
            --------------------------------------------------------------------
                                                                           9,116
            --------------------------------------------------------------------
            Total Corporate Notes & Bonds                                 59,270
            (Cost $59,987)
            --------------------------------------------------------------------

            RESIDENTIAL MORTGAGE BACKED SECURITIES -- 2.5%
            COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
$   1,800   Federal National Mortgage Association,
            4.00%, 10/15/21, Ser. 2004-29,
            Class QC +                                              $      1,792

            MORTGAGE BACKED PASS-THROUGH SECURITIES -- 2.3%
   17,800   Federal National Mortgage Association,
            5.00%, 05/25/34, TBA +                                        17,244
            --------------------------------------------------------------------
            Total Residential
            Mortgage Backed Securities                                    19,036
            (Cost $19,058)
            --------------------------------------------------------------------

            COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.9%
    6,700   LB-UBS Commercial Mortgage Trust,
            3.25%, 03/15/29, Ser. 2004-C2,
            Class A2                                                       6,438
            (Cost $6,733)
            --------------------------------------------------------------------

            ASSET BACKED SECURITIES -- 2.2%
    4,575   AmeriCredit Automobile Receivables
            Trust, 3.48%, 05/06/10, Ser. 2003-CF,
            Class A4 +                                                     4,617
      800   Capital One Auto Finance Trust,
            3.18%, 09/15/10, Ser. 2003-B, Class A4 +                         794
    2,350   SLM Student Loan Trust, 2.99%,
            12/15/22, Ser. 2003-11, Class A5, #                            2,327
    5,000   Triad Auto Receivables Owner Trust,
            3.20%, 12/13/10, Ser. 2003-B, Class A4                         4,965
    3,900   Volkswagen Auto Loan Enhanced Trust,
            2.94%, 03/22/10, Ser. 2003-2, Class A4                         3,872
            --------------------------------------------------------------------
            Total Asset Backed Securities                                 16,575
            (Cost $16,623)
            --------------------------------------------------------------------
            TOTAL LONG-TERM INVESTMENTS                             $    728,982
            (COST $735,517)
            --------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.6

            U.S. TREASURY SECURITY -- 0.0% ^
$     200   U.S. Treasury Bill, 0.92%, 07/08/04 @ +                 $        200
            (Cost $200)

            STATE AND MUNICIPAL SECURITIES -- 1.3%
            CALIFORNIA -- 0.8%
   5,625    California State, Ser. D-1, GO, FRDO,
            1.95%, 02/10/05 +                                              5,618

            KANSAS -- 0.1%
    1,000   Burlington, Kansas, Environmental
            Improvement, Kansas City Power & Light
            Project, Ser. C, Rev., FRDO,
            2.25%, 09/01/04 +                                              1,000

            OHIO -- 0.1%
      750   Ohio State Air Quality Development
            Authority, Toledo, Ser. A, Rev., FRDO,
            2.20%, 10/01/04                                                  749

            OKLAHOMA -- 0.3%
$   2,500   Oklahoma Development Finance
            Authority, ConocoPhillips Co. Project,
            Rev., FRDO, 1.35%, 12/01/04                             $      2,498
            --------------------------------------------------------------------
            Total State and Municipal Securities                           9,865
            (Cost $9,875)
            --------------------------------------------------------------------


SHARES
--------------------------------------------------------------------------------

            MONEY MARKET FUND -- 1.3%
    9,741   JPMorgan Tax Free Money Market
            Fund (a)                                                       9,741
            (Cost $9,741)
            --------------------------------------------------------------------
            Total Short-Term Investments                                  19,806
            (Cost $19,816)
            --------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%                             $    748,788
            (COST $755,333)
            --------------------------------------------------------------------


FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                        NOTIONAL              UNREALIZED
NUMBER OF                                                               VALUE AT            APPRECIATION
CONTRACTS   DESCRIPTION                         EXPIRATION DATE    4/30/04 (USD)    (DEPRECIATION) (USD)
--------------------------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
71          Euro Bond                                June, 2004     $      9,710             $      (108)
545         Euro Dollar                          December, 2004          133,253                    (374)

            SHORT FUTURES OUTSTANDING
(64)        2 Year Treasury Notes                    June, 2004          (13,603)                     61
(279)       5 Year Treasury Notes                    June, 2004          (30,673)                      6
(218)       10 Year Treasury Notes                   June, 2004          (24,089)                    395
--------------------------------------------------------------------------------------------------------

OPTIONS

UNITS       CALL OPTION WRITTEN                                                                    VALUE
--------------------------------------------------------------------------------------------------------
(18,750)    Call Option on Interest Rate Swap, expiring 5/4/04, if exercised the Fund pays
            fixed 3.71% and receives floating 3 month LIBOR, European Style                  $         -^^
            PUT OPTION WRITTEN
(18,750)    Put Option on Interest Rate Swap, expiring 5/4/04, if exercised the
            Fund receives fixed 3.71% and pays floating 3 month LIBOR, European Style               (314)
      -^^   Put Option on Sept. 04 Eurodollar Future, strike price of 98.25,
            expiring 9/13/04, European Style                                                        (108)
(18,750)    Total Put Options Written                                                        $      (422)
            (total premiums received $316)

SWAP CONTRACTS

                                                                                               UNDERLYING       UNREALIZED
                                                                                                 NOTIONAL     APPRECIATION
DESCRIPTIONS                                                                 EXPIRATION DATE        VALUE   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Swap-rate lock with Citibank N.A. on 5 Year Forward Contract, rate
less 4.09, the Fund receives positive, pays negative                                05/04/04   $    9,375        $      89
Swap-rate lock with Citibank N.A. on 5 Year Forward Contract, rate
less 3.90, the Fund receives positive, pays negative                                05/04/04        9,375               --
Swap - price lock with Lehman Brothers Special Financing
on U.S. Treasury Note, 3.13%, 10/15/08, price less 98.66,
the Fund receives negative, pays positive.                                          06/14/04       27,220              110
Swap - price lock with Lehman Brothers Special Financing
on U.S. Treasury Note, 2.25%, 04/30/06, price less 99.65,
the Fund receives negative, pays positive.                                          06/29/04       86,400              (15)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE U.S. EQUITY FUND

PORTFOLIO OF INVESTMENTS             AS OF APRIL 30, 2004            (Unaudited)
(Amounts in thousands)

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.6%

            COMMON STOCKS -- 98.6%

            AEROSPACE -- 2.1%
      345   Raytheon Co.                                            $     11,129
       91   United Technologies Corp.                                      7,850
            --------------------------------------------------------------------
                                                                          18,979
            --------------------------------------------------------------------

            AUTOMOTIVE -- 1.0%
      162   Johnson Controls, Inc.                                         8,865

            BANKING -- 4.4%
      328   Bank of America Corp.                                         26,425
      265   The Bank of New York Co., Inc.                                 7,722
      115   Wells Fargo & Co.                                              6,493
            --------------------------------------------------------------------
                                                                          40,640
            --------------------------------------------------------------------

            BIOTECHNOLOGY -- 1.5%
      191   Amgen, Inc.*                                                  10,736
       50   Gilead Sciences, Inc.*                                         3,042
            --------------------------------------------------------------------
                                                                          13,778
            --------------------------------------------------------------------

            BUSINESS SERVICES -- 1.7%
      651   Accenture LTD (Bermuda), Class A*                             15,474

            CHEMICALS -- 1.9%
      472   Praxair, Inc.                                                 17,252

            COMPUTER NETWORKS -- 2.7%
    1,176   Cisco Systems, Inc.*                                          24,538

            COMPUTER SOFTWARE -- 3.8%
    1,193   Microsoft Corp.                                               30,971
      400   Oracle Corp.*                                                  4,488
            --------------------------------------------------------------------
                                                                          35,459
            --------------------------------------------------------------------

            COMPUTERS/COMPUTER HARDWARE -- 4.6%
      160   Dell, Inc.*                                                    5,555
      673   Hewlett-Packard Co.                                           13,258
      152   International Business Machines Corp.                         13,364
      110   Lexmark International, Inc.*                                   9,951
            --------------------------------------------------------------------
                                                                          42,128
            --------------------------------------------------------------------

            CONSUMER PRODUCTS -- 4.0%
      417   Altria Group, Inc.                                            23,074
      136   Procter & Gamble Co.                                    $     14,401
            --------------------------------------------------------------------
                                                                          37,475
            --------------------------------------------------------------------

            DIVERSIFIED -- 6.9%
    1,270   General Electric Co.                                          38,032
      957   Tyco International LTD (Bermuda)                              26,264
            --------------------------------------------------------------------
                                                                          64,296
            --------------------------------------------------------------------

            FINANCIAL SERVICES -- 11.8%
      229   American Express Co.                                          11,185
      102   CIT Group, Inc.                                                3,506
      754   Citigroup, Inc.                                               36,238
      113   Fannie Mae                                                     7,758
      385   Freddie Mac                                                   22,484
       82   Goldman Sachs Group, Inc.                                      7,943
      192   Merrill Lynch & Co., Inc.                                     10,412
      277   Washington Mutual, Inc.                                       10,907
            --------------------------------------------------------------------
                                                                         110,433
            --------------------------------------------------------------------

            FOOD/BEVERAGE PRODUCTS -- 3.4%
      330   Kraft Foods, Inc., Class A                                    10,864
      122   PepsiCo, Inc.                                                  6,621
      271   The Coca-Cola Co.                                             13,687
            --------------------------------------------------------------------
                                                                          31,172
            --------------------------------------------------------------------

            HEALTH CARE/HEALTH CARE SERVICES -- 4.2%
      242   Guidant Corp.                                                 15,248
      365   HCA, Inc.                                                     14,830
      225   Laboratory Corp. of America Holdings*                          8,942
            --------------------------------------------------------------------
                                                                          39,020
            --------------------------------------------------------------------

            INSURANCE -- 5.2%
      208   AMBAC Financial Group, Inc.                                   14,336
       96   American International Group, Inc.                             6,873
      150   RenaissanceRe Holdings LTD (Bermuda)                           7,904
      214   The Allstate Corp.                                             9,809
      256   Willis Group Holdings LTD
            (United Kingdom)                                               9,295
            --------------------------------------------------------------------
                                                                          48,217
            --------------------------------------------------------------------

            MANUFACTURING -- 1.0%
      169   Cooper Industries LTD, Class A                                 9,280

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

SHARES      ISSUER                                                         VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

            METALS/MINING -- 1.3%
      400   Alcoa, Inc.                                             $     12,312

            MULTI-MEDIA -- 4.9%
      343   Comcast Corp., Special Class A*                                9,934
       90   Gannett Co., Inc.                                              7,801
      123   News Corp., LTD, ADR (Australia)                               4,479
      100   The E.W. Scripps Co., Class A                                 10,555
      314   Viacom, Inc., Class B                                         12,123
            --------------------------------------------------------------------
                                                                          44,892
            --------------------------------------------------------------------

            OIL & GAS -- 6.6%
      252   Baker Hughes, Inc.                                             9,236
      247   ChevronTexaco Corp.                                           22,585
      216   ConocoPhillips                                                15,401
      316   Exxon Mobil Corp.                                             13,466
            --------------------------------------------------------------------
                                                                          60,688
            --------------------------------------------------------------------

            PHARMACEUTICALS -- 8.7%
      187   Eli Lilly & Co.                                               13,797
       30   Forest Laboratories, Inc.*                                     1,934
      521   Johnson & Johnson                                             28,123
      841   Pfizer, Inc.                                                  30,091
      110   Sepracor, Inc.*                                                5,259
       59   Wyeth                                                          2,238
            --------------------------------------------------------------------
                                                                          81,442
            --------------------------------------------------------------------

            PIPELINES -- 0.7%
      985   El Paso Corp.                                                  6,905

            RESTAURANTS/FOOD SERVICES -- 1.0%
      327   McDonald's Corp.                                               8,899

            RETAILING -- 7.2%
      445   CVS Corp.                                                     17,190
      256   Home Depot, Inc.                                               8,997
      375   Safeway, Inc.*                                                 8,606
      404   The TJX Companies, Inc.                                        9,916
      379   Wal-Mart Stores, Inc.                                         21,607
            --------------------------------------------------------------------
                                                                          66,316
            --------------------------------------------------------------------

            SEMI-CONDUCTORS -- 3.2%
      579   Altera Corp.*                                           $     11,577
      261   Intel Corp.                                                    6,707
      314   Linear Technology Corp.                                       11,188
            --------------------------------------------------------------------
                                                                          29,472
            --------------------------------------------------------------------

            TELECOMMUNICATIONS -- 2.1%
      513   Verizon Communications, Inc.                                  19,372

            TELECOMMUNICATIONS EQUIPMENT -- 0.4%
       60   QUALCOMM, Inc.                                                 3,773

            TEXTILES -- 0.9%
      113   Mohawk Industries, Inc.*                                       8,678

            UTILITIES -- 1.4%
      321   Pinnacle West Capital Corp.                                   12,538
            --------------------------------------------------------------------
            Total Common Stocks                                          912,293
            (Cost $880,604)
            --------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 1.4%

            MONEY MARKET FUND -- 1.4%
   13,033   JPMorgan Prime Money Market Fund (a)                          13,033
            (Cost $13,033)
            --------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%                             $    925,326
            (COST $893,637)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

Abbreviations

*      -- Non-income producing security.
^      -- Amount rounds to less than 0.1%.
^^     -- Amount rounds to less than one thousand.
+      -- All or a portion of this security is segregated for TBA, when issued, delayed delivery, swaps or unsettled trades.
#      -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@      -- Securities fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(f) -- Fair Valued Investment. The following are approximately the market value and percentage of the investments that are fair valued
          (amounts in thousands):

          FUND                                                          MARKET VALUE     PERCENTAGE
          ----                                                          ------------     ----------
          JPMorgan Fleming Tax Aware International Opportunities Fund     $ 122,382         86.31%

(i)    -- Security is considered illiquid and may be difficult to sell.
(p) -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
Adj.   -- Adjustable. The interest rate shown is the rate in effect at April 30,
          2004.
ACES   -- Auction Rate Securities.
ADR    -- American Depository Receipt.
AMBAC  -- American Municipal Bond Assurance Corp.
CONS   -- Consolidated Bonds.
COP    -- Certificates of Participation.
FGIC   -- Financial Guaranty Insurance Co.
FLOATS -- Floating Auction Tax Exempts.
FRDO   -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at April 30, 2004.
FRN    -- Floating Rate Note. The interset rate shown is the rate in effect at
          April 30, 2004.
FSA    -- Financial Securities Association.
GAN    -- Grant Anticipation Notes.
GDR    -- Global Depository Receipt.
GO     -- General Obligation Bond.
IDA    -- Industrial Development Authority.
MBIA   -- Municipal Bond Insurance Association.
MTN    -- Medium Term Note.
PCR    -- Pollution Control Revenue.
RAC    -- Revenue Anticipation Certificate.
RAMS   -- Reverse Annuity Mortgage Security.
RAN    -- Revenue Anticipation Note.
Rev.   -- Revenue Bond.
Ser.   -- Series.
TBA    -- To Be Announced.
TRAN   -- Tax & Revenue Anticipation Note.
AUD    -- Australian Dollar.
CHF    -- Swiss Franc.
EUR    -- Euro.
GBP    -- Great Britain Pound.
HKD    -- Hong Kong Dollar.
JPY    -- Japanese Yen.
SEK    -- Swedish Krona.
SGD    -- Singapore Dollar.
USD    -- United States Dollar.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FUNDS

STATEMENT OF ASSETS
AND LIABILITIES               AS OF APRIL 30, 2004                   (Unaudited)
(Amounts in thousands, except per share amounts)

                                                           FLEMING
                                                         TAX AWARE       TAX AWARE       TAX AWARE       TAX AWARE
                                                     INTERNATIONAL     DISCIPLINED        ENHANCED       LARGE CAP
                                                     OPPORTUNITIES          EQUITY          INCOME          GROWTH
                                                              FUND            FUND            FUND            FUND
ASSETS
Investments in non-affiliates, at value              $     141,788   $     192,561   $   2,241,994   $     244,733
Investments in affiliates, at value                             --             775          29,224           3,882
------------------------------------------------------------------------------------------------------------------
Total investment securities, at value                      141,788         193,336       2,271,218         248,615
------------------------------------------------------------------------------------------------------------------
Cash                                                         1,574              19           1,908               6
Foreign currency, at value                                     147              --              --              --
Receivables:
    Investment securities sold                               1,889              --           4,751           3,901
    Fund shares sold                                            31              81           6,185             140
    Interest and dividends                                     604             232          13,426             111
    Foreign tax reclaims                                       149              --              --              --
    Unrealized appreciation on forward foreign
    currency exchange contracts                                885              --              --              --
    Unrealized appreciation on open swap contracts              --              --             243              --
    Expense reimbursements                                       2              --              --              --
------------------------------------------------------------------------------------------------------------------
Total Assets                                               147,069         193,668       2,297,731         252,773
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
    Dividends                                                   --              --             735              --
    Investment securities purchased                          1,932              --          43,984           3,184
    Fund shares redeemed                                       126              50           2,889           1,393
    Variation margin                                            --              --             167              --
    Unrealized depreciation on forward
    foreign currency exchange contracts                      1,215              --              --              --
    Unrealized depreciation on open swap contracts              --              --              51              --
Accrued liabilities:
    Investment advisory fees                                    99              57             415              86
    Administration fees                                         --^             16              --              32
    Shareholder servicing fees                                   1              --             107              51
    Distribution fees                                            1              --               4              --
    Custodian fees                                              89              19             101              17
    Trustee's fees - deferred compensation plan                 --^             --^              3              36
    Other                                                       61              45             128              44
------------------------------------------------------------------------------------------------------------------
Total Liabilities                                            3,524             187          48,584           4,843
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $     143,545   $     193,481   $   2,249,147   $     247,930
------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

                                                           FLEMING
                                                         TAX AWARE       TAX AWARE       TAX AWARE       TAX AWARE
                                                     INTERNATIONAL     DISCIPLINED        ENHANCED       LARGE CAP
                                                     OPPORTUNITIES          EQUITY          INCOME          GROWTH
                                                              FUND            FUND            FUND            FUND
NET ASSETS
Paid in capital                                            166,597         293,712       2,267,130         358,583
Accumulated undistributed
(overdistributed) net investment income                        (85)            153            (245)           (168)
Accumulated net realized gain (loss)
on investments, futures, written options,
swaps and foreign exchange transactions                    (44,079)       (123,641)        (18,011)       (124,650)
Net unrealized appreciation
(depreciation) of investments, futures,
swaps and foreign exchange translations                     21,112          23,257             273          14,165
------------------------------------------------------------------------------------------------------------------
Total Net Assets                                     $     143,545   $     193,481   $   2,249,147   $     247,930
------------------------------------------------------------------------------------------------------------------
    Class A                                          $       5,365   $          --   $      21,658   $          --
    Institutional                                    $     138,180   $     193,481   $   1,763,615   $          --
    Select                                           $          --   $          --   $     463,874   $     247,930
------------------------------------------------------------------------------------------------------------------
Total                                                $     143,545   $     193,481   $   2,249,147   $     247,930
------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited number
of shares authorized):
    Class A                                                    370              --           2,162              --
    Institutional                                            9,400          12,996         176,268              --
    Select Shares                                               --              --          46,308          16,537
Net Asset Value:
    Class A (and redemption price)                   $       14.50   $          --   $       10.02   $          --
    Institutional (and redemption price)             $       14.70   $       14.89   $       10.01   $          --
    Select Shares (and redemption price)             $          --   $          --   $       10.02   $       14.99
Class A Maximum Public Offering
Price Per Share (net asset value per
share/94.25%, 98.50%)                                $       15.38   $          --   $       10.17   $          --
Cost of investments                                  $     120,356   $     170,079   $   2,272,422   $     234,450
Cost of foreign currency                             $         147   $          --   $          --   $          --
------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         TAX AWARE
                                                         TAX AWARE         SHORT -
                                                         LARGE CAP    INTERMEDIATE       TAX AWARE
                                                             VALUE          INCOME     U.S. EQUITY
                                                              FUND            FUND            FUND
ASSETS
Investments in non-affiliates, at value              $     389,193   $     739,047   $     912,293
Investments in affiliates, at value                          7,838           9,741          13,033
--------------------------------------------------------------------------------------------------
Total Investment securities, at value                      397,031         748,788         925,326
--------------------------------------------------------------------------------------------------
Cash                                                            12             565              60
Foreign currency, at value                                      --              85              --
Receivables:
    Investment securities sold                              19,497          27,845           6,872
    Fund shares sold                                           924           3,154           2,317
    Interest and dividends                                     593           9,852           1,221
    Unrealized appreciation on open swap contracts              --             199              --
    Expense reimbursements                                      --              --               2
--------------------------------------------------------------------------------------------------
Total Assets                                               418,057         790,488         935,798
--------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Dividends                                                  312             822              --
    Investment securities purchased                         22,519          70,239          10,522
    Outstanding options written, at fair value                  --             422              --
    Fund shares redeemed                                       111           1,811             557
    Variation margin                                            --              58              --
    Unrealized depreciation on open swap contracts              --              15              --
Accrued liabilities:
    Investment advisory fees                                   130             145             341
    Administration fees                                         49              67              76
    Shareholder servicing fees                                  81              38             170
    Distribution fees                                           --              --               3
    Custodian fees                                              20              32              53
    Trustee's fees - deferred compensation plan                 47               2              11
    Other                                                       45              55              65
--------------------------------------------------------------------------------------------------
Total Liabilities                                           23,314          73,706          11,798
--------------------------------------------------------------------------------------------------
NET ASSETS                                           $     394,743   $     716,782   $     924,000
--------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         TAX AWARE
                                                         TAX AWARE         SHORT -
                                                         LARGE CAP    INTERMEDIATE       TAX AWARE
                                                             VALUE          INCOME     U.S. EQUITY
                                                              FUND            FUND            FUND
NET ASSETS
Paid in capital                                            404,441         725,886         966,316
Accumulated undistributed (overdistributed) net
investment income                                             (611)            245             514
Accumulated net realized gain (loss) on
investments, futures, written options, swaps and
foreign exchange transactions                              (29,081)         (2,862)        (74,519)
Net unrealized appreciation (depreciation) of
investments, futures, written options, swaps
and foreign exchange translations                           19,994          (6,487)         31,689
--------------------------------------------------------------------------------------------------
Total Net Assets                                     $     394,743   $     716,782   $     924,000
--------------------------------------------------------------------------------------------------
    Class A                                          $          --   $          --   $       4,757
    Class B                                          $          --   $          --   $       2,989
    Class C                                          $          --   $          --   $         460
    Institutional                                    $          --   $     392,754   $     115,470
    Select                                           $     394,743   $     324,028   $     800,324
--------------------------------------------------------------------------------------------------
Total                                                $     394,743   $     716,782   $     924,000
--------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited number of of
shares authorized):
    Class A                                                     --              --             302
    Class B                                                     --              --             192
    Class C                                                     --              --              30
    Institutional                                               --          39,540          10,355
    Select                                                  19,738          32,623          50,787
Net Asset Value:
    Class A (and redemption price)                   $          --   $          --   $       15.74
    Class B*                                         $          --   $          --   $       15.58
    Class C*                                         $          --   $          --   $       15.55
    Institutional (and redemption price)             $          --   $        9.93   $       11.15
    Select (and redemption price)                    $       20.00   $        9.93   $       15.76
Class A Maximum Public Offering Price Per Share
(net asset value per share/94.25%)                   $          --   $          --   $       16.70
Cost of investments                                  $     377,037   $     755,333   $     893,637
Cost of foreign currency                             $          --   $          86   $          --
--------------------------------------------------------------------------------------------------
Premiums received from options written               $          --   $         316   $          --
--------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF
OPERATIONS            FOR THE SIX MONTHS ENDED APRIL 30, 2004        (Unaudited)
(Amounts in thousands)

                                                           FLEMING
                                                         TAX AWARE       TAX AWARE       TAX AWARE       TAX AWARE
                                                     INTERNATIONAL     DISCIPLINED        ENHANCED       LARGE CAP
                                                     OPPORTUNITIES          EQUITY          INCOME          GROWTH
                                                              FUND            FUND            FUND            FUND
INVESTMENT INCOME
Interest                                             $          27   $          --   $      19,779   $          --
Dividend                                                     1,667           1,547              --           1,280
Dividend income from affiliated investments*                    --               4             263              14
Foreign taxes withheld                                        (139)             --^             --              --
------------------------------------------------------------------------------------------------------------------
Total investment income                                      1,555           1,551          20,042           1,294
------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                       641             333           2,894             536
Administration fees                                            113             143           1,736             201
Shareholder servicing fees                                      80              95           1,517             335
Distribution fees                                                8              --              27              --
Custodian fees                                                 128              23             144              23
Interest expense                                                 1              --^              1              --
Printing and postage                                             4               2              28               4
Professional fees                                               35              27              52              26
Registration fees                                               19              10              31              11
Transfer agent fees                                             25              20              55              11
Trustees' fees                                                   1               1              17               2
Other                                                            7               7              35               9
------------------------------------------------------------------------------------------------------------------
Total expenses                                               1,062             661           6,537           1,158
------------------------------------------------------------------------------------------------------------------
Less amounts waived                                            274             138           3,013              19
Less earnings credits                                           --              --^              3              --^
Less expense reimbursements                                     10              --              --              --
------------------------------------------------------------------------------------------------------------------
    Net expenses                                               778             523           3,521           1,139
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   777           1,028          16,521             155
------------------------------------------------------------------------------------------------------------------

^  Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                           FLEMING
                                                         TAX AWARE       TAX AWARE       TAX AWARE       TAX AWARE
                                                     INTERNATIONAL     DISCIPLINED        ENHANCED       LARGE CAP
                                                     OPPORTUNITIES          EQUITY          INCOME          GROWTH
                                                              FUND            FUND            FUND            FUND
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
    Investments                                             14,330           5,552           2,240           4,276
    Futures                                                     67              --          (8,749)             --
    Written options                                             --              --          (1,533)             --
    Swaps                                                       --              --           1,564              --
    Foreign exchange contracts                               1,009              --              --              --
Change in net unrealized
appreciation/depreciation of:
    Investments                                               (450)          5,582          (7,903)             49
    Futures                                                     --              --           5,151              --
    Swaps                                                       --              --             111              --
    Foreign currency translations                             (752)             --              --              --

Net realized and unrealized gain (loss) on
investments, futures, foreign exchange
transactions, written options and swaps                     14,204          11,134          (9,119)          4,325
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                      $      14,981   $      12,162   $       7,402   $       4,480
------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees:                  $          --   $           1   $          46   $           2
------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         TAX AWARE
                                                         TAX AWARE         SHORT -
                                                         LARGE CAP    INTERMEDIATE       TAX AWARE
                                                             VALUE          INCOME     U.S. EQUITY
                                                              FUND            FUND            FUND
INVESTMENT INCOME
Interest                                             $          --   $       8,466   $          --
Dividend                                                     3,787              --           6,750
Dividend income from affiliated investments*                    12              66              96
Foreign taxes withheld                                          --             (14)             --
--------------------------------------------------------------------------------------------------
Total investment income                                      3,799           8,518           6,846
--------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                       739             791           1,875
Administration fees                                            277             475             625
Shareholder servicing fees                                     462             512             957
Distribution fees                                               --              --              19
Custodian fees                                                  29              44              72
Printing and postage                                             5               8              14
Professional fees                                               31              35              37
Registration fees                                               12               9              36
Transfer agent fees                                             12              26              72
Trustees' fees                                                   3               5               6
Other                                                           10               7              17
--------------------------------------------------------------------------------------------------
Total expenses                                               1,580           1,912           3,730
--------------------------------------------------------------------------------------------------
Less amounts waived                                             10             498             274
Less earnings credits                                           --^             --              --^
Less expense reimbursements                                     --              --              15
--------------------------------------------------------------------------------------------------
    Net expenses                                             1,570           1,414           3,441
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                 2,229           7,104           3,405
--------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         TAX AWARE
                                                         TAX AWARE         SHORT -
                                                         LARGE CAP    INTERMEDIATE       TAX AWARE
                                                             VALUE          INCOME     U.S. EQUITY
                                                              FUND            FUND            FUND
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
    Investments                                              7,758           2,149          13,563
    Futures                                                     --          (2,244)             --
    Written options                                             --              (7)             --
    Swaps                                                       --              79              --
    Foreign exchange contracts                                  --             (12)             --
Change in net unrealized
appreciation/depreciation of:
    Investments                                             16,713         (10,029)         27,551
    Futures                                                     --           1,558              --
    Written options                                             --            (118)             --
    Swaps                                                       --              92              --

Net realized and unrealized gain (loss) on
investments, futures, foreign exchange
transactions, written options and swaps                     24,471          (8,532)         41,114
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                      $      26,700   $      (1,428)  $      44,519
--------------------------------------------------------------------------------------------------
*   Includes reimbursements of investment
    advisory, administration and shareholder
    servicing fees:                                  $           2   $          12   $          16
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES
IN NET ASSETS            FOR THE PERIODS INDICATED                   (Unaudited)
(Amounts in thousands)

                                                          FLEMING TAX AWARE                   TAX AWARE
                                                     INTERNATIONAL OPPORTUNITIES          DISCIPLINED EQUITY
                                                                FUND                            FUND
                                                   -------------------------------  ------------------------------
                                                   11/1/03 THROUGH      YEAR ENDED  11/1/03 THROUGH     YEAR ENDED
                                                           4/30/04        10/31/03          4/30/04       10/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                $         777   $       1,716    $       1,028  $       2,255
Net realized gain (loss) on investments,
futures and foreign exchange contracts                      15,406         (17,935)           5,552        (10,786)
Change in net unrealized appreciation/
depreciation of investments, futures
and foreign currency translations                           (1,202)         43,977            5,582         44,281
------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                         14,981          27,758           12,162         35,750
------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                       (2,773)         (1,586)          (1,120)        (2,258)
------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                         (9,341)        (41,696)           1,826        (46,875)
------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                      2,867         (15,524)          12,868        (13,383)
------------------------------------------------------------------------------------------------------------------
Beginning of period                                        140,678         156,202          180,613        193,996
------------------------------------------------------------------------------------------------------------------
End of period                                        $     143,545   $     140,678    $     193,481  $     180,613
------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net
investment income                                    $         (85)  $       1,911    $         153  $         245
------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   TAX AWARE ENHANCED INCOME FUND    TAX AWARE LARGE CAP GROWTH FUND
                                                   -------------------------------   -------------------------------
                                                   11/1/03 THROUGH      YEAR ENDED   11/1/03 THROUGH      YEAR ENDED
                                                           4/30/04        10/31/03           4/30/04        10/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                $      16,521   $      41,724     $         155   $         916
Net realized gain (loss) on investments,
futures, written options and swaps                          (6,478)        (11,422)            4,276         (29,956)
Change in net unrealized appreciation/
depreciation of investments, futures
and swaps                                                   (2,641)          2,497                49          63,299
--------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                          7,402          32,799             4,480          34,259
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                      (16,597)        (42,180)             (352)           (734)
--------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                       (275,957)        575,943           (24,399)        (21,850)
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                   (285,152)        566,562           (20,271)         11,675
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                      2,534,299       1,967,737           268,201         256,526
--------------------------------------------------------------------------------------------------------------------
End of period                                        $   2,249,147   $   2,534,299     $     247,930   $     268,201
--------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net
investment income                                    $        (245)  $        (169)    $        (168)  $          29
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                   TAX AWARE LARGE CAP VALUE FUND    TAX AWARE SHORT - INTERMEDIATE INCOME FUND
                                                   ------------------------------    ------------------------------------------
                                                   11/1/03 THROUGH     YEAR ENDED    11/1/03 THROUGH          12/20/02* THROUGH
                                                           4/30/04       10/31/03            4/30/04                   10/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $       2,229   $      5,146      $       7,104              $       6,111
Net realized gain (loss) on investments,
futures, written options and swaps                           7,758         (9,355)               (35)                    (2,827)
Change in net unrealized appreciation/
depreciation of investments, futures,
written options and swaps                                   16,713         60,789             (8,497)                     2,010
-------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                         26,700         56,580             (1,428)                     5,294
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                       (2,677)        (5,208)            (7,073)                    (5,897)
-------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                         22,024        (30,019)           187,954                    537,932
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                     46,047         21,353            179,453                    537,329
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                        348,696        327,343            537,329                         --
-------------------------------------------------------------------------------------------------------------------------------
End of period                                        $     394,743   $    348,696      $     716,782              $     537,329
-------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net
investment income                                    $        (611)  $       (163)     $         245              $         214
-------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                     TAX AWARE U.S. EQUITY FUND
                                                   -------------------------------
                                                   11/1/03 THROUGH      YEAR ENDED
                                                           4/30/04        10/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                         $       3,405   $       4,628
Net realized gain (loss) on investments                     13,563         (10,218)
Change in net unrealized appreciation/
depreciation of investments                                 27,551         100,650
----------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                         44,519          95,060
----------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                       (3,715)         (4,092)
----------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                        140,257         415,771
----------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                    181,061         506,739
----------------------------------------------------------------------------------
Beginning of period                                        742,939         236,200
----------------------------------------------------------------------------------
End of period                                        $     924,000   $     742,939
----------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net
investment income                                    $         514   $         824
----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

NOTES TO FINANCIAL
STATEMENTS                                                           (Unaudited)

1. ORGANIZATION

J.P. Morgan Series Trust ("JPMST"), J.P. Morgan Mutual Fund Group ("MFG"), J.P. Morgan Mutual Fund Select Group ("MFSG") and J.P. Morgan Institutional Funds ("JPMIF") (each a "Trust" and, collectively, the "Trusts") were organized on August 15, 1996, May 11, 1987, October 1, 1996 and November 4, 1992,
respectively, as Massachusetts business trusts and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. MFG and MFSG were formerly known as Mutual Fund Group and Mutual Fund Select Group, respectively. The Trusts' new names went into effect on May 1, 2003.

The following are seven separate portfolios of the Trusts (collectively, the "Funds"):

                                                      FUND   CLASSES OFFERED
                  JPMorgan Fleming Tax Aware International
                              Opportunities Fund ("FTAIO")   Class A and Institutional
       JPMorgan Tax Aware Disciplined Equity Fund ("TADE")   Institutional
          JPMorgan Tax Aware Enhanced Income Fund ("TAEI")   Class A, Institutional and Select
        JPMorgan Tax Aware Large Cap Growth Fund ("TALCG")   Select
         JPMorgan Tax Aware Large Cap Value Fund ("TALCV")   Select
JPMorgan Tax Aware Short-Intermediate Income Fund ("TASI")   Institutional and Select
             JPMorgan Tax Aware U.S. Equity Fund ("TAUSE")   Class A, Class B, Class C, Institutional and Select

On September 12, 2003, FTAIO Class B and Class C shares merged into Class A shares; and Class B and Class C shares closed.

FTAIO is a separate series of MFG. TADE, TAEI and TAUSE are separate series of JPMST. TALCG and TALCV are separate series of MFSG. TASI is a separate series of JPMIF.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Class and Select Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

During the fiscal year ended October 31, 2003, TADE Institutional Class relieved securities of the fund (Redemption in-kind) in exchange for the redemption of shares. TADE Institutional Class received a contribution of securities (Subscription in-kind) in exchange for shares of the Institutional Share Class. Cash and securities were transferred for redemptions and subscriptions at a market

                                                SEMI-ANNUAL REPORT APRIL 30 2004

value of (in thousands) $22,866 and $21,173, respectively, which resulted in a realized gain of (in thousands) $6,157 to the Fund for federal income tax purposes.

A detailed breakout of Redemption in-kind and Subscription in-kind is outlined in Note 12.

2. REORGANIZATION

Prior to the open of business on March 24, 2003, the JPMorgan Tax Aware U.S. Equity Fund (the "Acquiring Fund") acquired all of the net assets of JPMorgan Select Large Cap Equity Fund (the "Target Fund"), as shown in the table below, pursuant to a Plan of Reorganization approved by the Target Fund's shareholders on February 13, 2003. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, shareholders of the Target Fund received shares in the Acquiring Fund with a value equal to their holdings in the Target Fund. Shareholders of the Target Fund received Select Class Shares of the Acquiring Fund.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the Reorganization:

JPMORGAN TAX AWARE U.S. EQUITY FUND REORGANIZATION

                                                                                   NET ASSET               NET
                                                      SHARES                           VALUE        UNREALIZED
                                                 OUTSTANDING       NET ASSETS      PER SHARE    (DEPRECIATION)
TARGET FUND
JPMorgan Select Large Cap Equity Fund                                                               $  (42,215)
   Select Class                                       12,404       $  241,297      $   19.45
ACQUIRING FUND
JPMorgan Tax Aware U.S. Equity Fund                                                                 $  (43,722)
   Class A                                               320       $    4,145      $   12.97
   Class B                                               224       $    2,879      $   12.87
   Class C                                                23       $      299      $   12.85
   Institutional Class                                 5,529       $   51,039      $    9.23
   Select Class                                       16,879       $  219,253      $   12.99
POST REORGANIZATION
JPMorgan Tax Aware U.S. Equity Fund                                                                 $  (85,937)
   Class A                                               320       $    4,145      $   12.97
   Class B                                               224       $    2,879      $   12.87
   Class C                                                23       $      299      $   12.85
   Institutional Class                                 5,529       $   51,039      $    9.23
   Select Class                                       35,452       $  460,550      $   12.99

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more at the purchase date held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Funds' advisor, J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net assets value.

B. FUTURES CONTRACTS -- When a fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes; i.e., to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

The Funds may invest in exchange-traded interest rate futures for hedging purposes, to either modify the duration of portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of April 30, 2004, the Funds had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

   1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

   2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Funds' exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market." When the forward contract is closed, or the delivery of the currency exchange is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of April 30, 2004, the Funds had outstanding forward foreign currency exchange contracts as listed on the Funds' Portfolio of Investments.

E. WRITTEN OPTIONS -- When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

The Funds write options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Funds to unlimited risk of loss. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of April 30, 2004 the Funds had written options contracts outstanding as listed on the Funds' Portfolio of Investments.

Transactions in options written for TAEI and TASI during the six months ended April 30, 2004, were as follows (amounts in thousands):

                                                                         TAEI                    TASI
                                                                ---------------------    --------------------
                                                                NUMBER OF    PREMIUMS    NUMBER OF   PREMIUMS
                                                                    UNITS    RECEIVED        UNITS   RECEIVED
Options outstanding at
October 31, 2003                                                       --     $    --      (16,600)   $     17
Options written                                                  (166,837)        834     (269,030)      1,326
Options terminated in closing
purchase transactions                                             166,837        (834)     248,130      (1,027)
Options outstanding at
April 30, 2004                                                         --     $    --      (37,500)   $    316

F. SWAPS -- The Funds may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of April 30, 2004, the Funds had outstanding swap agreements as listed on the Funds' Portfolio of Investments.

G. COMMITMENTS -- The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any realized gains on the underlying securities sold. Market risk exists on commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

H. DOLLAR ROLLS -- The Funds may enter into dollar rolls, principally using To Be Announced (TBA), in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds had TBA Dollar Rolls outstanding as of April 30, 2004, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities. The Funds segregate assets with a current value at least equal to the amount of their TBA Dollar Rolls.

I. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

J. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

K. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

L. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

M. FOREIGN TAXES -- The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which it invests.

N. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the Unites States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

O. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, and pricing and reporting services.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE - Pursuant to the Investment Advisory Agreement JPMIM acts as investment advisor to the Funds. JPMIM is a wholly owned subsidiary of J.P Morgan Fleming Asset Management Holdings, Inc., which is wholly owned subsidiary of J.P Morgan Chase & Co. The annual fee for each Fund is as follows:

                                                                      INVESTMENT
                                                                ADVISORY FEE (%)
FUND
FTAIO                                                                       0.85%
TADE                                                                        0.35%
TAEI                                                                        0.25%
TALCG                                                                       0.40%
TALCV                                                                       0.40%
TASI                                                                        0.25%
TAUSE                                                                       0.45%

The Advisor waived fees as outlined in Note 4.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to the Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                            CLASS A           CLASS B          CLASS C
FUND
FTAIO                                          0.25               n/a              n/a
TAEI                                           0.25               n/a              n/a
TAUSE                                          0.25              0.75             0.75

In addition, JPMFD is entitled to receive the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

C. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMorgan Chase Bank ("JPMCB"), under which JPMCB provides account administration and personal account maintenance services to the shareholders. For performing these services, JPMCB receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                                             INSTITUTIONAL      SELECT
                                        CLASS A      CLASS B      CLASS C            CLASS       CLASS
FUND
FTAIO                                     0.25          n/a          n/a             0.10         n/a
TADE                                       n/a          n/a          n/a             0.10         n/a
TAEI                                      0.25          n/a          n/a             0.10        0.25
TALCG                                      n/a          n/a          n/a              n/a        0.25
TALCV                                      n/a          n/a          n/a              n/a        0.25
TASI                                       n/a          n/a          n/a             0.10        0.25
TAUSE                                     0.25         0.25         0.25             0.10        0.25

JPMCB may enter into service contracts with certain entities under which it will pay all or portion of the annual fee to such entities for performing shareholding and administrative services.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and the Trusts are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationships between JPMST, MFG, JPMIF and JPMCB is terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 4.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion for all Funds.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator. The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                                             INSTITUTIONAL      SELECT
                                        CLASS A      CLASS B      CLASS C            CLASS       CLASS
FUND
FTAIO                                      1.80          n/a          n/a             1.00        n/a
TADE                                        n/a          n/a          n/a             0.55        n/a
TAEI                                       0.75          n/a          n/a             0.25       0.50
TALCG                                       n/a          n/a          n/a              n/a       0.85
TALCV                                       n/a          n/a          n/a              n/a       0.85
TASI                                        n/a          n/a          n/a             0.40*      0.55*
TAUSE                                      1.10         1.60         1.60             0.70       0.84

  * For TASI, effective January 1, 2004, the contractual expense cap changed from 0.35% to 0.40% for Institutional Class and from 0.50% to 0.55% for Select Class.

The contractual expense limitation agreements were in effect for the six months ended April 30, 2004. The expense limitation percentages in the table above are due to expire as follows:

                                                                             INSTITUTIONAL      SELECT
                                        CLASS A      CLASS B      CLASS C            CLASS       CLASS
FUND
FTAIO                                   2/28/05          n/a          n/a          2/28/05         n/a
TADE                                        n/a          n/a          n/a          2/28/05         n/a
TAEI                                    2/28/05          n/a          n/a          2/28/05     2/28/05
TALCG                                       n/a          n/a          n/a              n/a     2/28/05
TALCV                                       n/a          n/a          n/a              n/a     2/28/05
TASI                                        n/a          n/a          n/a          2/28/05     2/28/05
TAUSE                                   2/28/05      2/28/05      2/28/05          2/28/05     3/31/06

The Administrator waived fees and/or reimbursed expenses as outlined in Note
4.F.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended April 30, 2004, the Funds' service providers waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). Neither the Funds' service providers nor the administrator expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                                                              CONTRACTUAL WAIVERS
                                                ----------------------------------------------
                                                INVESTMENT                SHAREHOLDER              CONTRACTUAL
                                                  ADVISORY ADMINISTRATION   SERVICING    TOTAL  REIMBURSEMENTS
FUND
FTAIO                                               $   90       $    111     $    71  $   272          $   10
TADE                                                    --             43          95      138              --
TAEI                                                   402          1,736         875    3,013              --
TALCG                                                   --             --          19       19              --
TALCV                                                   10             --          --       10              --
TASI                                                    --            217         281      498              --
TAUSE                                                   --            251          23      274              15
Total                                               $  502       $  2,358     $ 1,364  $ 4,224          $   25

                                                                  VOLUNTARY WAIVERS
                                                -----------------------------------------------------
                                                INVESTMENT                 SHAREHOLDER
                                                  ADVISORY ADMINISTRATION    SERVICING   DISTRIBUTION     TOTAL
FUND
FTAIO                                               $   --       $      2      $    --         $   --    $    2
Total                                               $   --       $      2      $    --         $   --    $    2

G. OTHER -- Certain officers of the Trusts are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisors.

The Funds may use related-party broker/dealers. For the six months ended April 30, 2004, TALCV and TAUSE incurred approximately (amounts in thousands) $18 and $171 respectively, in brokerage commissions with broker/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended April 30, 2004, are as follows (amounts in thousands):

                                                                 SHAREHOLDER
FUND                                                               SERVICING    DISTRIBUTION    TRANSFER AGENT
FTAIO
Class A                                                           $        8      $        8        $       10
Institutional                                                             72              --                15
--------------------------------------------------------------------------------------------------------------
Total                                                             $       80      $        8        $       25
TADE
Institutional                                                     $       95      $       --        $       20

TAEI
Class A                                                           $       27      $       27        $       10
Institutional                                                            917              --                26
Select                                                                   573              --                19
--------------------------------------------------------------------------------------------------------------
Total                                                             $    1,517      $       27        $       55
TALCG
Select                                                            $      335      $       --        $       11

TALCV
Select                                                            $      462      $       --        $       12

TASI
Institutional                                                     $      186      $       --        $       15
Select                                                                   326              --                11
--------------------------------------------------------------------------------------------------------------
Total                                                             $      512      $       --        $       26
TAUSE
Class A                                                           $        6      $        6        $       15
Class B                                                                    4              11                 9
Class C                                                                    1               2                 2
Institutional                                                             56              --                 9
Select                                                                   890              --                37
--------------------------------------------------------------------------------------------------------------
Total                                                             $      957      $       19        $       72
--------------------------------------------------------------------------------------------------------------

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended April 30, 2004, and the year ended October 31, 2003 are as follows (amounts in thousands):

                                          SIX MONTHS ENDED 04/30/04                 YEAR ENDED 10/31/03
                                   ------------------------------------  ------------------------------------
                                                 NET                                   NET
FUND                               INVESTMENT INCOME      REALIZED GAIN  INVESTMENT INCOME      REALIZED GAIN
FTAIO
Class A                                   $       71           $     --          $      64         $       --
Class B                                           --                 --                  1                 --
Class C                                           --                 --                 --                 --
Institutional                                  2,702                 --              1,521                 --
-------------------------------------------------------------------------------------------------------------
Total                                     $    2,773           $     --          $   1,586         $       --
TADE
Institutional                             $    1,120           $     --          $   2,258         $       --
-------------------------------------------------------------------------------------------------------------

TAEI
Class A                                   $      107           $     --          $     307         $       --
Institutional                                 13,654                 --             35,853                 --
Select                                         2,836                 --              6,020                 --
-------------------------------------------------------------------------------------------------------------
Total                                     $   16,597           $     --          $  42,180         $       --
TALCG
Select                                    $      352           $     --          $     734         $       --

TALCV
Select                                    $    2,677           $     --          $   5,208         $       --

TASI
Institutional                             $    4,286           $     --          $   3,989         $       --
Select                                         2,787                                 1,908
--------------------------------------------------------------------------------------------------------------
Total                                     $    7,073           $     --          $   5,897         $       --
TAUSE
Class A                                   $       16           $     --          $      22         $       --
Class B                                            4                 --                  5                 --
Class C                                           --^                --                  1                 --
Institutional                                    767                 --                988                 --
Select                                         2,928                 --              3,076                 --
-------------------------------------------------------------------------------------------------------------
Total                                     $    3,715           $     --          $   4,092         $       --
-------------------------------------------------------------------------------------------------------------

  ^ Amount rounds to less than one thousand.

7. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                              PURCHASES               SALES         PURCHASES            SALES
                                        (EXCLUDING U.S.     (EXCLUDING U.S.           OF U.S.          OF U.S.
                                            GOVERNMENT)         GOVERNMENT)        GOVERNMENT       GOVERNMENT
FUND
FTAIO                                       $    75,576         $    84,754        $       --        $      --
TADE                                             35,422              33,961                --               --
TAEI                                          1,001,145           1,103,736                --           35,672
TALCG                                           221,014             246,149                --               --
TALCV                                           114,342              96,972                --               --
TASI                                            638,149             444,627                --               --
TAUSE                                           473,329             322,724                --               --

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2004, are as follows (amounts in thousands):

                                                                       GROSS           GROSS    NET UNREALIZED
                                                  AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION
                                                       COST     APPRECIATION    DEPRECIATION    (DEPRECIATION)
FUND
FTAIO                                           $   120,356        $  24,868       $  (3,436)        $  21,432
TADE                                                170,079           30,224          (6,967)           23,257
TAEI                                              2,272,422            4,156          (5,360)           (1,204)
TALCG                                               234,450           21,680          (7,515)           14,165
TALCV                                               377,037           41,841         (21,847)           19,994
TASI                                                755,333              855          (7,400)           (6,545)
TAUSE                                               893,637           66,669         (34,980)           31,689

9. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 17, 2003 the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement expired on April 15, 2004 and has been extended to April 14, 2005.

The Funds had no borrowings outstanding at April 30, 2004 nor at anytime during the period then ended.

10. CONCENTRATIONS AND INDEMNIFICATIONS

FTAIO may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject FTAIO to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

As of April 30, 2004 substantially all of the net assets of FTAIO consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of investment income from such securities.

As of April 30, 2004 FTAIO invested 23.7% of its total investments in the United Kingdom. The issuers' abilities to meet their obligations may be affected by economic or political developments in the specific region or country.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies are expecting to complete the merger of their holding companies on or about July 1, 2004.

12. CAPITAL SHARE TRANSACTIONS

Capital share tranactions were as follows for the periods presented (Amounts in thousands):

                                                                            FLEMING TAX AWARE INTERNATIONAL
                                                                                   OPPORTUNITIES FUND
                                                                          -----------------------------------
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                            APRIL 30, 2004   OCTOBER 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                                                  $     278          $   3,769
    Shares issued in reinvestment
    of distributions                                                                    25                 22
    Shares redeemed                                                                 (1,781)            (5,998)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $  (1,478)         $  (2,207)
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         19                358
    Shares issued in reinvestment
    of distributions                                                                     2                  2
    Shares redeemed                                                                   (120)              (546)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                 (99)              (186)
-------------------------------------------------------------------------------------------------------------
CLASS B* SHARES
AMOUNT
    Shares sold                                                                  $      --          $      21
    Shares issued in reinvestment
    of distributions                                                                    --                  1
    Shares redeemed                                                                     --                (84)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $      --          $     (62)
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         --                  2
    Shares issued in reinvestment
    of distributions                                                                    --                 --^
    Shares redeemed                                                                     --                 (7)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                  --                 (5)
-------------------------------------------------------------------------------------------------------------

  ^ Amount rounds to less than one thousand.
  * Class ceased operations as of September 12, 2003.

                                                                            FLEMING TAX AWARE INTERNATIONAL
                                                                             OPPORTUNITIES FUND (CONTINUED)
                                                                          -----------------------------------
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                            APRIL 30, 2004   OCTOBER 31, 2003
CLASS C* SHARES
AMOUNT
    Shares sold                                                                  $      --          $     825
    Shares issued in reinvestment
    of distributions                                                                    --                 --^
    Shares redeemed                                                                     --               (836)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $      --          $     (11)
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         --                 75
    Shares issued in reinvestment
    of distributions                                                                    --                 --^
    Shares redeemed                                                                     --                (76)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                  --                 (1)
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                                                  $  17,478          $  27,732
    Shares issued in reinvestment
    of distributions                                                                   473                336
    Shares redeemed                                                                (25,814)           (67,484)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $  (7,863)         $ (39,416)
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                      1,218              2,472
    Shares issued in reinvestment
    of distributions                                                                    34                 30
    Shares redeemed                                                                 (1,738)            (6,140)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                (486)            (3,638)
-------------------------------------------------------------------------------------------------------------

  ^ Amount rounds to less than one thousand.
  * Class ceased operations as of September 12, 2003.

                                                                           TAX AWARE DISCIPLINED EQUITY FUND
                                                                          -----------------------------------
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                            APRIL 30, 2004   OCTOBER 31, 2003
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                                                  $  19,516          $  34,911
    Subscription in-kind                                                                --             21,173
    Shares issued in reinvestment
    of distributions                                                                   829              1,703
    Shares redeemed                                                                (18,519)           (81,796)
     Redemption in-kind                                                                 --            (22,866)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $   1,826          $ (46,875)
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                      1,290              2,855
    Subscription in-kind                                                                --              1,812
    Shares issued in reinvestment
    of distributions                                                                    55                140
    Shares redeemed                                                                 (1,235)            (6,791)
     Redemption in-kind                                                                 --             (1,647)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                 110             (3,631)
-------------------------------------------------------------------------------------------------------------

                                                                            TAX AWARE ENHANCED INCOME FUND
                                                                          -----------------------------------
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                            APRIL 30, 2004   OCTOBER 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                                                 $   10,000        $    26,951
    Shares issued in reinvestment
    of distributions                                                                    93                263
    Shares redeemed                                                                (10,667)           (23,564)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $     (574)       $     3,650
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                        995              2,668
    Shares issued in reinvestment
    of distributions                                                                     9                 26
    Shares redeemed                                                                 (1,062)            (2,333)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                 (58)               361
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                                                 $  483,058        $ 1,652,863
    Shares issued in reinvestment
    of distributions                                                                10,918             30,174
    Shares redeemed                                                               (791,309)        (1,278,324)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $ (297,333)       $   404,713
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                     48,120            163,883
    Shares issued in reinvestment
    of distributions                                                                 1,088              2,994
    Shares redeemed                                                                (78,829)          (126,874)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                             (29,621)            40,003
-------------------------------------------------------------------------------------------------------------

                                                                       TAX AWARE ENHANCED INCOME FUND (CONTINUED)
                                                                       ------------------------------------------
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                            APRIL 30, 2004   OCTOBER 31, 2003
SELECT SHARES
AMOUNT
    Shares sold                                                                 $  147,820         $  417,915
    Shares issued in reinvestment
    of distributions                                                                 1,050              3,056
    Shares redeemed                                                               (126,920)          (253,391)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                          $   21,950         $  167,580
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                     14,705             41,364
    Shares issued in reinvestment
    of distributions                                                                   104                303
    Shares redeemed                                                                (12,630)           (25,111)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                               2,179             16,556
-------------------------------------------------------------------------------------------------------------

                                                                            TAX AWARE LARGE CAP GROWTH FUND
                                                                          -----------------------------------
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                            APRIL 30, 2004   OCTOBER 31, 2003
SELECT SHARES
AMOUNT
    Shares sold                                                                  $  13,549          $  35,341
    Shares issued in reinvestment
    of distributions                                                                     7                 15
    Shares redeemed                                                                (37,955)           (57,206)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $ (24,399)         $ (21,850)
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                        895              2,626
    Shares issued in reinvestment
    of distributions                                                                    --^                 1
    Shares redeemed                                                                 (2,486)            (4,180)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                              (1,591)            (1,553)
-------------------------------------------------------------------------------------------------------------

 ^ Amount rounds to less than one thousand.

                                                                             TAX AWARE LARGE CAP VALUE FUND
                                                                          -----------------------------------
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                            APRIL 30, 2004   OCTOBER 31, 2003
SELECT SHARES
AMOUNT
    Shares sold                                                                  $  57,322          $  55,219
    Shares issued in reinvestment
    of distributions                                                                    71                121
    Shares redeemed                                                                (35,369)           (85,359)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $  22,024          $ (30,019)
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                      2,815              3,339
    Shares issued in reinvestment
    of distributions                                                                     4                  7
    Shares redeemed                                                                 (1,774)            (5,101)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                               1,045             (1,755)
-------------------------------------------------------------------------------------------------------------

                                                                       TAX AWARE SHORT - INTERMEDIATE INCOME FUND
                                                                       ------------------------------------------
                                                                          SIX MONTHS ENDED       PERIOD ENDED
                                                                            APRIL 30, 2004  OCTOBER 31, 2003*
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                                                  $ 138,222          $ 374,926
    Shares issued in reinvestment
    of distributions                                                                 1,448              1,400
    Shares redeemed                                                                (78,756)           (39,517)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $  60,914          $ 336,809
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                     13,726             37,278
    Shares issued in reinvestment
    of distributions                                                                   144                139
    Shares redeemed                                                                 (7,816)            (3,931)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                               6,054             33,486
-------------------------------------------------------------------------------------------------------------
SELECT SHARES
AMOUNT
    Shares sold                                                                  $ 142,023          $ 216,722
    Shares issued in reinvestment
    of distributions                                                                   323                322
    Shares redeemed                                                                (15,306)           (15,921)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $ 127,040          $ 201,123
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                     14,101             21,556
    Shares issued in reinvestment
    of distributions                                                                    32                 32
    Shares redeemed                                                                 (1,519)            (1,579)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                              12,614             20,009
-------------------------------------------------------------------------------------------------------------

  * From commencement of offering on December 20, 2002.

                                                                              TAX AWARE U.S. EQUITY FUND
                                                                          -----------------------------------
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                            APRIL 30, 2004   OCTOBER 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                                                  $     902          $     759
    Shares issued in reinvestment
    of distributions                                                                    14                 19
    Shares redeemed                                                                 (1,179)            (1,365)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $    (263)         $    (587)
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         58                 57
    Shares issued in reinvestment
    of distributions                                                                     1                  1
    Shares redeemed                                                                    (74)              (105)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                 (15)               (47)
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES
AMOUNT
    Shares sold                                                                  $     118          $     708
    Shares issued in reinvestment
    of distributions                                                                     3                  5
    Shares redeemed                                                                   (148)            (1,093)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $     (27)         $    (380)
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                          7                 54
    Shares issued in reinvestment
    of distributions                                                                    --^                --^
    Shares redeemed                                                                     (9)               (81)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                  (2)               (27)
-------------------------------------------------------------------------------------------------------------

  ^ Amount rounds to less than one thousand.

                                                                         TAX AWARE U.S. EQUITY FUND (CONTINUED)
                                                                         --------------------------------------
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                            APRIL 30, 2004   OCTOBER 31, 2003
CLASS C SHARES
AMOUNT
    Shares sold                                                                  $      74          $     162
    Shares issued in reinvestment
    of distributions                                                                    --^                --^
    Shares redeemed                                                                     --^              (105)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $      74          $      57
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                          5                 12
    Shares issued in reinvestment
    of distributions                                                                    --^                --^
    Shares redeemed                                                                     --^                (8)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                   5                  4
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                                                  $  15,413          $  72,814
    Shares issued in connection with
    Fund Reorganization (Note 2)                                                        --                 --
    Shares issued in reinvestment
    of distributions                                                                   594                700
    Shares redeemed                                                                (11,371)           (20,456)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $   4,636          $  53,058
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                      1,376              7,469
    Shares issued in connection with
    Fund Reorganization (Note 2)                                                        --                 --
    Shares issued in reinvestment
    of distributions                                                                    53                 72
    Shares redeemed                                                                 (1,008)            (2,100)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                 421              5,441
-------------------------------------------------------------------------------------------------------------

  ^ Amount rounds to less than one thousand.

                                                                         TAX AWARE U.S. EQUITY FUND (CONTINUED)
                                                                         --------------------------------------
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                            APRIL 30, 2004   OCTOBER 31, 2003
SELECT SHARES
AMOUNT
    Shares sold                                                                  $ 177,336          $ 211,352
    Shares issued in connection with
    Fund Reorganization (Note 2)                                                        --            241,297
    Shares issued in reinvestment
    of distributions                                                                   676              1,080
    Shares redeemed                                                                (42,175)           (90,106)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $ 135,837          $ 363,623
-------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                     11,137             15,611
    Shares issued in connection with
    Fund Reorganization (Note 2)                                                        --             18,573
    Shares issued in reinvestment
    of distributions                                                                    43                 80
    Shares redeemed                                                                 (2,666)            (6,534)
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                               8,514             27,730
-------------------------------------------------------------------------------------------------------------

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS                                                 (Unaudited)

CLASS A SHARES

                                                                     PER SHARE OPERATING PERFORMANCE:
                                     ---------------------------------------------------------------------------------------------
                                                   INCOME FROM INVESTMENT OPERATIONS:                LESS DISTRIBUTIONS:
                                                 --------------------------------------   ----------------------------------------
                                                                 NET GAINS
                                                              OR LOSSES ON
                                     NET ASSET          NET     SECURITIES                 DIVIDENDS
                                        VALUE,   INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                     BEGINNING       INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL          TOTAL
                                     OF PERIOD       (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS  DISTRIBUTIONS
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
11/1/03 Through 4/30/04                $ 13.36         0.02^          1.28         1.30         0.16             --           0.16
Year Ended 10/31/03                    $ 10.90         0.06^          2.51         2.57         0.11             --           0.11
Year Ended 10/31/02                    $ 12.38         0.06          (1.53)       (1.47)        0.01             --           0.01
4/30/01* Through 10/31/01              $ 15.00         0.08^         (2.70)       (2.62)          --             --             --

TAX AWARE ENHANCED INCOME FUND
11/1/03 Through 4/30/04                $ 10.05         0.05          (0.03)        0.02         0.05             --           0.05
Year Ended 10/31/03                    $ 10.08         0.14          (0.03)        0.11         0.14             --           0.14
11/30/01* Through 10/31/02             $ 10.10         0.16          (0.01)        0.15         0.16           0.01           0.17

TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                $ 14.89         0.04^          0.86         0.90         0.05             --           0.05
Year Ended 10/31/03                    $ 12.86         0.09^          2.01         2.10         0.07             --           0.07
Year Ended 10/31/02                    $ 15.58         0.10          (2.71)       (2.61)        0.11             --           0.11
4/16/01* Through 10/31/01              $ 16.88         0.03^         (1.27)       (1.24)        0.06             --           0.06

  * Commencement of offering of class of shares.
  ^ Calculated based on average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                SEMI-ANNUAL REPORT APRIL 30 2004

                                          PER SHARE OPERATING PERFORMANCE:                RATIOS/SUPPLEMENTAL DATA:
                                          --------------------------------    ----------------------------------------------
                                                                                             RATIOS TO AVERAGE NET ASSETS:#
                                                                                            --------------------------------
                                                                              NET ASSETS,                                NET
                                               NET ASSET                           END OF                         INVESTMENT
                                              VALUE, END         TOTAL             PERIOD              NET            INCOME
                                               OF PERIOD     RETURN (1)(b)     (MILLIONS)         EXPENSES            (LOSS)
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
11/1/03 Through 4/30/04                          $ 14.50              9.80%          $  5             1.73%             0.27%
Year Ended 10/31/03                              $ 13.36             23.77%          $  6             1.80%             0.54%
Year Ended 10/31/02                              $ 10.90            (11.85%)         $  7             1.80%             0.40%
4/30/01* Through 10/31/01                        $ 12.38            (17.47%)         $  4             1.80%             0.29%

TAX AWARE ENHANCED INCOME FUND
11/1/03 Through 4/30/04                          $ 10.02              0.19%          $ 22             0.75%             0.98%
Year Ended 10/31/03                              $ 10.05              1.12%          $ 22             0.75%             1.38%
11/30/01* Through 10/31/02                       $ 10.08              1.42%          $ 19             0.75%             1.55%

TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                          $ 15.74              6.03%          $  5             1.10%             0.54%
Year Ended 10/31/03                              $ 14.89             16.37%          $  5             1.10%             0.68%
Year Ended 10/31/02                              $ 12.86            (16.89%)         $  5             1.10%             0.52%
4/16/01* Through 10/31/01                        $ 15.58             (7.38%)         $  1             1.04%             0.33%

                                                         RATIOS/SUPPLEMENTAL DATA:
                                       -------------------------------------------------------------
                                              RATIOS TO AVERAGE NET ASSETS:#
                                       ---------------------------------------------
                                                                      NET INVESTMENT
                                                   EXPENSES            INCOME (LOSS)
                                           WITHOUT WAIVERS,         WITHOUT WAIVERS,       PORTFOLIO
                                             REIMBURSEMENTS           REIMBURSEMENTS        TURNOVER
                                       AND EARNINGS CREDITS     AND EARNINGS CREDITS            RATE (b)
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
11/1/03 Through 4/30/04                                2.08%                   (0.08%)            51%
Year Ended 10/31/03                                    2.41%                   (0.07%)            79%
Year Ended 10/31/02                                    2.37%                   (0.17%)            97%
4/30/01* Through 10/31/01                              5.48%+                  (3.39%)+           43%

TAX AWARE ENHANCED INCOME FUND
11/1/03 Through 4/30/04                                1.02%                    0.71%             49%
Year Ended 10/31/03                                    1.00%                    1.13%            241%
11/30/01* Through 10/31/02                             1.06%                    1.23%            186%

TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                                1.76%                   (0.12%)            39%
Year Ended 10/31/03                                    1.90%                   (0.12%)            13%
Year Ended 10/31/02                                    1.88%                   (0.26%)            27%
4/16/01* Through 10/31/01                              8.73%+                  (7.36%)+           22%

(b) Not annualized for periods less than one year.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                                     PER SHARE OPERATING PERFORMANCE:
                                     ---------------------------------------------------------------------------------------------
                                                   INCOME FROM INVESTMENT OPERATIONS:              LESS DISTRIBUTIONS:
                                                 --------------------------------------   ----------------------------------------
                                                                 NET GAINS
                                                              OR LOSSES ON
                                     NET ASSET          NET     SECURITIES                 DIVIDENDS
                                        VALUE,   INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                     BEGINNING       INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL          TOTAL
                                     OF PERIOD       (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS  DISTRIBUTIONS
TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                $ 14.75           --^!         0.85         0.85         0.02             --           0.02
Year Ended 10/31/03                    $ 12.76         0.02^          1.99         2.01         0.02             --           0.02
Year Ended 10/31/02                    $ 15.47         0.03          (2.71)       (2.68)        0.03             --           0.03
4/16/01* Through 10/31/01              $ 16.88        (0.03)^        (1.33)       (1.36)        0.05             --           0.05

  * Commencement of offering of class of shares.
  ^ Calculated based on average shares outstanding.
 ^^ Amount rounds to less than .005%.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                          PER SHARE OPERATING PERFORMANCE:                RATIOS/SUPPLEMENTAL DATA:
                                          --------------------------------    ----------------------------------------------
                                                                                             RATIOS TO AVERAGE NET ASSETS:#
                                                                                            --------------------------------
                                                                              NET ASSETS,                                NET
                                               NET ASSET                           END OF                         INVESTMENT
                                              VALUE, END         TOTAL             PERIOD              NET            INCOME
                                               OF PERIOD     RETURN (1)(b)     (MILLIONS)         EXPENSES            (LOSS)
TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                          $ 15.58              5.75%           $ 3             1.60%             0.04%
Year Ended 10/31/03                              $ 14.75             15.82%           $ 3             1.60%             0.18%
Year Ended 10/31/02                              $ 12.76            (17.35%)          $ 3             1.60%             0.00%^^
4/16/01* Through 10/31/01                        $ 15.47             (8.09%)          $ 1             1.60%            (0.35%)

                                                         RATIOS/SUPPLEMENTAL DATA:
                                       -----------------------------------------------------------------
                                              RATIOS TO AVERAGE NET ASSETS:#
                                       ---------------------------------------------
                                                                      NET INVESTMENT
                                                   EXPENSES            INCOME (LOSS)
                                           WITHOUT WAIVERS,         WITHOUT WAIVERS,       PORTFOLIO
                                             REIMBURSEMENTS           REIMBURSEMENTS        TURNOVER
                                       AND EARNINGS CREDITS     AND EARNINGS CREDITS            RATE (b)
TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                                2.26%                   (0.62%)            39%
Year Ended 10/31/03                                    2.40%                   (0.62%)            13%
Year Ended 10/31/02                                    2.39%                   (0.79%)            27%
4/16/01* Through 10/31/01                              7.71%+                  (6.46%)+           22%

(b) Not annualized for periods less than one year.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.
  # Short periods have been annualized.
  ! Amount rounds to less than .005.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                                     PER SHARE OPERATING PERFORMANCE:
                                     ---------------------------------------------------------------------------------------------
                                                   INCOME FROM INVESTMENT OPERATIONS:              LESS DISTRIBUTIONS:
                                                 --------------------------------------   ----------------------------------------
                                                                 NET GAINS
                                                              OR LOSSES ON
                                     NET ASSET          NET     SECURITIES                 DIVIDENDS
                                        VALUE,   INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                     BEGINNING       INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL          TOTAL
                                     OF PERIOD       (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS  DISTRIBUTIONS
TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                $ 14.72           --^!         0.85         0.85         0.02             --           0.02
Year Ended 10/31/03                    $ 12.74         0.02^          1.99         2.01         0.03             --           0.03
Year Ended 10/31/02                    $ 15.45         0.04          (2.71)       (2.67)        0.04             --           0.04
4/16/01* Through 10/31/01              $ 16.88        (0.02)^        (1.35)       (1.37)        0.06             --           0.06

  * Commencement of offering of class of shares.
  ^ Calculated based on average shares outstanding.
 ^^ Amount rounds to less than .005%.
  @ Amount rounds to less than one million.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                          PER SHARE OPERATING PERFORMANCE:                RATIOS/SUPPLEMENTAL DATA:
                                          --------------------------------    ----------------------------------------------
                                                                                             RATIOS TO AVERAGE NET ASSETS:#
                                                                                            --------------------------------
                                                                              NET ASSETS,                                NET
                                               NET ASSET                           END OF                         INVESTMENT
                                              VALUE, END        TOTAL              PERIOD              NET            INCOME
                                               OF PERIOD       RETURN (1)(b)   (MILLIONS)         EXPENSES            (LOSS)
TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                          $ 15.55              5.77%          $ --@            1.60%             0.05%
Year Ended 10/31/03                              $ 14.72             15.80%          $ --@            1.60%             0.18%
Year Ended 10/31/02                              $ 12.74            (17.35%)         $ --@            1.60%             0.00%^^
4/16/01* Through 10/31/01                        $ 15.45             (8.16%)         $ --@            1.57%            (0.17%)

                                                         RATIOS/SUPPLEMENTAL DATA:
                                       -----------------------------------------------------------------
                                              RATIOS TO AVERAGE NET ASSETS:#
                                       ---------------------------------------------
                                                                      NET INVESTMENT
                                                   EXPENSES            INCOME (LOSS)
                                           WITHOUT WAIVERS,         WITHOUT WAIVERS,       PORTFOLIO
                                             REIMBURSEMENTS           REIMBURSEMENTS        TURNOVER
                                       AND EARNINGS CREDITS     AND EARNINGS CREDITS            RATE (b)
TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                                2.26%                   (0.61%)            39%
Year Ended 10/31/03                                    2.40%                   (0.62%)            13%
Year Ended 10/31/02                                    2.38%                   (0.78%)            27%
4/16/01* Through 10/31/01                             23.55%+                 (22.15%)+           22%

(b) Not annualized for periods less than one year.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.
  # Short periods have been annualized.
  ! Amount rounds to less than .005.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL CLASS SHARES

                                                                     PER SHARE OPERATING PERFORMANCE:
                                     ---------------------------------------------------------------------------------------------
                                                   INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                                 --------------------------------------   ----------------------------------------
                                                                 NET GAINS
                                                              OR LOSSES ON
                                     NET ASSET          NET     SECURITIES                 DIVIDENDS
                                        VALUE,   INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                     BEGINNING       INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL          TOTAL
                                     OF PERIOD       (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS  DISTRIBUTIONS
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
11/1/03 Through 4/30/04                $ 13.60         0.08^          1.29         1.37         0.27             --           0.27
Year Ended 10/31/03                    $ 11.02         0.15^          2.55         2.70         0.12             --           0.12
Year Ended 10/31/02                    $ 12.43         0.14          (1.51)       (1.37)        0.04             --           0.04
5/1/01* Through 10/31/01               $ 15.00         0.07^         (2.64)       (2.57)          --             --             --

TAX AWARE DISCIPLINED EQUITY
FUND
11/1/03 Through 4/30/04                $ 14.02         0.08           0.88         0.96         0.09             --           0.09
Year Ended 10/31/03                    $ 11.74         0.15           2.28         2.43         0.15             --           0.15
Year Ended 10/31/02                    $ 14.36         0.14          (2.57)       (2.43)        0.19             --           0.19
Year Ended 10/31/01                    $ 18.87         0.14          (4.57)       (4.43)        0.08             --           0.08
Year Ended 10/31/00                    $ 18.19         0.15           0.68         0.83         0.15             --           0.15
Year Ended 10/31/99                    $ 14.71         0.15           3.48         3.63         0.15             --           0.15

TAX AWARE ENHANCED INCOME FUND
11/1/03 Through 4/30/04                $ 10.05         0.07          (0.04)        0.03         0.07             --           0.07
Year Ended 10/31/03                    $ 10.07         0.19          (0.02)        0.17         0.19             --           0.19
Year Ended 10/31/02                    $ 10.10         0.22          (0.01)        0.21         0.23           0.01           0.24
Year Ended 10/31/01^^                  $  9.95         0.39           0.15         0.54         0.39             --           0.39
Year Ended 10/31/00^^                  $  9.95         0.45             --         0.45         0.45             --           0.45
4/16/99* Through 10/31/99^^            $ 10.00         0.20          (0.05)        0.15         0.20             --           0.20

 * Commencement of offering of class of shares.
^^ On August 17, 2001, the class underwent a reverse split of shares. Prior periods have been restated to reflect the split (1 to 5).
 ^ Calculated based on average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                          PER SHARE OPERATING PERFORMANCE:                RATIOS/SUPPLEMENTAL DATA:
                                          --------------------------------    ----------------------------------------------
                                                                                             RATIOS TO AVERAGE NET ASSETS:#
                                                                                            --------------------------------
                                                                              NET ASSETS,                                NET
                                               NET ASSET                           END OF                         INVESTMENT
                                              VALUE, END            TOTAL          PERIOD              NET            INCOME
                                               OF PERIOD           RETURN (b)  (MILLIONS)         EXPENSES            (LOSS)
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
11/1/03 Through 4/30/04                          $ 14.70             10.17%       $   139             1.00%             1.06%
Year Ended 10/31/03                              $ 13.60             24.74%       $   135             1.00%             1.31%
Year Ended 10/31/02                              $ 11.02            (11.08%)      $   149             1.00%             1.08%
5/1/01* Through 10/31/01                         $ 12.43            (17.13%)      $   176             1.00%             1.09%

TAX AWARE DISCIPLINED EQUITY
FUND
11/1/03 Through 4/30/04                          $ 14.89              6.83%       $   193             0.55%             1.08%
Year Ended 10/31/03                              $ 14.02             20.91%       $   181             0.55%             1.21%
Year Ended 10/31/02                              $ 11.74            (17.13%)      $   194             0.55%             0.93%
Year Ended 10/31/01                              $ 14.36            (23.55%)      $   313             0.55%             0.77%
Year Ended 10/31/00                              $ 18.87              4.54%       $   478             0.55%             0.78%
Year Ended 10/31/99                              $ 18.19             24.72%       $   341             0.55%             0.94%

TAX AWARE ENHANCED INCOME FUND
11/1/03 Through 4/30/04                          $ 10.01              0.34%       $ 1,763             0.25%             1.48%
Year Ended 10/31/03                              $ 10.05              1.73%       $ 2,068             0.25%             1.88%
Year Ended 10/31/02                              $ 10.07              2.01%       $ 1,671             0.25%             2.20%
Year Ended 10/31/01^^                            $ 10.10              5.63%       $   951             0.25%             3.80%
Year Ended 10/31/00^^                            $  9.95              4.55%       $   299             0.25%             4.43%
4/16/99* Through 10/31/99^^                      $  9.95              1.57%       $   355             0.25%             4.01%

                                                          RATIOS/SUPPLEMENTAL DATA:
                                       -----------------------------------------------------------------
                                              RATIOS TO AVERAGE NET ASSETS:#
                                       ---------------------------------------------
                                                                      NET INVESTMENT
                                                   EXPENSES            INCOME (LOSS)
                                           WITHOUT WAIVERS,         WITHOUT WAIVERS,       PORTFOLIO
                                             REIMBURSEMENTS           REIMBURSEMENTS        TURNOVER
                                       AND EARNINGS CREDITS     AND EARNINGS CREDITS            RATE (b)
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
11/1/03 Through 4/30/04                                1.38%                    0.68%             51%
Year Ended 10/31/03                                    1.41%                    0.90%             79%
Year Ended 10/31/02                                    1.32%                    0.76%             97%
5/1/01* Through 10/31/01                               1.33%                    0.76%             43%

TAX AWARE DISCIPLINED EQUITY
FUND
11/1/03 Through 4/30/04                                0.70%                    0.93%             18%
Year Ended 10/31/03                                    0.71%                    1.05%             46%
Year Ended 10/31/02                                    0.70%                    0.78%             60%
Year Ended 10/31/01                                    0.60%                    0.72%             44%
Year Ended 10/31/00                                    0.59%                    0.74%             51%
Year Ended 10/31/99                                    0.65%                    0.84%             40%

TAX AWARE ENHANCED INCOME FUND
11/1/03 Through 4/30/04                                0.53%                    1.20%             49%
Year Ended 10/31/03                                    0.53%                    1.60%            241%
Year Ended 10/31/02                                    0.54%                    1.90%            186%
Year Ended 10/31/01^^                                  0.50%                    3.55%            142%
Year Ended 10/31/00^^                                  0.50%                    4.18%            172%
4/16/99* Through 10/31/99^^                            0.57%                    3.69%             69%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     PER SHARE OPERATING PERFORMANCE:
                                     ---------------------------------------------------------------------------------------------
                                                   INCOME FROM INVESTMENT OPERATIONS:              LESS DISTRIBUTIONS:
                                                 --------------------------------------   ----------------------------------------
                                                                 NET GAINS
                                                              OR LOSSES ON
                                     NET ASSET          NET     SECURITIES                 DIVIDENDS
                                        VALUE,   INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                     BEGINNING       INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL          TOTAL
                                     OF PERIOD       (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS  DISTRIBUTIONS
TAX AWARE SHORT - INTERMEDIATE
INCOME FUND
11/1/03 Through 4/30/04                $ 10.05         0.12^         (0.12)       (0.00)        0.12             --           0.12
12/20/02* Through 10/31/03             $ 10.00         0.20^          0.04         0.24         0.19             --           0.19

TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                $ 10.57         0.05^          0.61         0.66         0.08             --           0.08
Year Ended 10/31/03                    $  9.17         0.11^          1.42         1.53         0.13             --           0.13
Year Ended 10/31/02                    $ 11.15         0.12          (1.94)       (1.82)        0.16             --           0.16
Year Ended 10/31/01                    $ 14.73         0.08^         (3.55)       (3.47)        0.11             --           0.11
9/15/00* Through 10/31/00              $ 15.00         0.01^         (0.28)       (0.27)          --             --             --

* Commencement of offering of class of shares.
^ Calculated based on average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                          PER SHARE OPERATING PERFORMANCE:                RATIOS/SUPPLEMENTAL DATA:
                                          --------------------------------    ----------------------------------------------
                                                                                             RATIOS TO AVERAGE NET ASSETS:#
                                                                                            --------------------------------
                                                                              NET ASSETS,                                NET
                                               NET ASSET                           END OF                         INVESTMENT
                                              VALUE, END            TOTAL          PERIOD              NET            INCOME
                                               OF PERIOD           RETURN (b)  (MILLIONS)         EXPENSES            (LOSS)
TAX AWARE SHORT - INTERMEDIATE
INCOME FUND
11/1/03 Through 4/30/04                          $  9.93             (0.05%)        $ 393             0.38%             2.31%
12/20/02* Through 10/31/03                       $ 10.05              2.41%         $ 336             0.35%             2.34%

TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                          $ 11.15              6.20%         $ 116             0.70%             0.94%
Year Ended 10/31/03                              $ 10.57             16.89%         $ 105             0.70%             1.09%
Year Ended 10/31/02                              $  9.17            (16.50%)        $  41             0.70%             0.92%
Year Ended 10/31/01                              $ 11.15            (23.67%)        $  12             0.70%             0.69%
9/15/00* Through 10/31/00                        $ 14.73             (1.80%)        $  --@            0.70%             0.51%

                                                          RATIOS/SUPPLEMENTAL DATA:
                                       -----------------------------------------------------------------
                                              RATIOS TO AVERAGE NET ASSETS:#
                                       ---------------------------------------------
                                                                      NET INVESTMENT
                                                   EXPENSES            INCOME (LOSS)
                                           WITHOUT WAIVERS,         WITHOUT WAIVERS,       PORTFOLIO
                                             REIMBURSEMENTS           REIMBURSEMENTS        TURNOVER
                                       AND EARNINGS CREDITS     AND EARNINGS CREDITS            RATE (b)
TAX AWARE SHORT - INTERMEDIATE
INCOME FUND
11/1/03 Through 4/30/04                                0.54%                    2.15%             68%
12/20/02* Through 10/31/03                             0.57%                    2.12%            274%

TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                                0.76%                    0.88%             39%
Year Ended 10/31/03                                    0.79%                    1.00%             13%
Year Ended 10/31/02                                    0.84%                    0.78%             27%
Year Ended 10/31/01                                    0.93%                    0.46%             22%
9/15/00* Through 10/31/00                              0.85%                    0.36%             15%

  @ Amount rounds to less than one million.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES

                                                                     PER SHARE OPERATING PERFORMANCE:
                                     ---------------------------------------------------------------------------------------------
                                                   INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                                 --------------------------------------   ----------------------------------------
                                                                 NET GAINS
                                                              OR LOSSES ON
                                     NET ASSET          NET     SECURITIES                 DIVIDENDS
                                        VALUE,   INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                     BEGINNING       INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL          TOTAL
                                     OF PERIOD       (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS  DISTRIBUTIONS
TAX AWARE ENHANCED INCOME FUND
11/1/03 Through 4/30/04                $ 10.06         0.06          (0.04)        0.02         0.06             --           0.06
Year Ended 10/31/03                    $ 10.08         0.17          (0.02)        0.15         0.17             --           0.17
Year Ended 10/31/02                    $ 10.11         0.20          (0.02)        0.18         0.20           0.01           0.21
Year Ended 10/31/01^^                  $  9.95         0.36           0.16         0.52         0.36             --           0.36
Year Ended 10/31/00^^                  $  9.95         0.40             --         0.40         0.40             --           0.40
5/6/99* Through 10/31/99^^             $ 10.00         0.20          (0.05)        0.15         0.20             --           0.20

TAX AWARE LARGE CAP
GROWTH FUND^
11/1/03 Through 4/30/04                $ 14.79         0.02           0.20         0.22         0.02             --           0.02
Year Ended 10/31/03                    $ 13.03         0.05           1.75         1.80         0.04             --           0.04
1/1/02 Through 10/31/02**              $ 17.39         0.04          (4.36)       (4.32)        0.04             --           0.04
11/1/01 Through 12/31/01***            $ 16.32         0.02           1.07         1.09         0.02             --           0.02
Year Ended 10/31/01                    $ 42.93         0.04         (11.41)      (11.37)        0.04          15.20          15.24
Year Ended 10/31/00                    $ 47.54         0.04          (0.07)       (0.03)        0.03           4.55           4.58
Year Ended 10/31/99+                   $ 37.36         0.30          13.66        13.96         0.30           3.48           3.78

TAX AWARE LARGE CAP
VALUE FUND@@
11/1/03 Through 4/30/04                $ 18.65         0.12           1.37         1.49         0.14             --           0.14
Year Ended 10/31/03                    $ 16.01         0.26           2.64         2.90         0.26             --           0.26
1/1/02 Through 10/31/02**              $ 19.74         0.22          (3.74)       (3.52)        0.21             --           0.21
11/1/01 Through 12/31/01***            $ 18.44         0.03           1.30         1.33         0.03             --           0.03
Year Ended 10/31/01                    $ 25.57         0.20          (5.41)       (5.21)        0.19           1.73           1.92
Year Ended 10/31/00                    $ 27.53         0.21           1.40         1.61         0.17           3.40           3.57
Year Ended 10/31/99+                   $ 28.89         0.65           1.69         2.34         0.67           3.03           3.70

  * Commencement of offering of class of shares.
 ** The fund changed its fiscal year end from December 31 to October 31.
*** The fund changed its fiscal year end from October 31 to December 31.
  ^ Formerly JPMorgan Select Large Cap Growth Fund.
 @@ Formerly JPMorgan Select Equity Income Fund.
 ^^ On August 17, 2001, the class underwent a reverse split of shares. Prior periods have been restated to reflect the split (1 to 5).
  + On November 20, 1998, the Fund underwent a split of shares. Beginning net asset value was restated to reflect the split.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                          PER SHARE OPERATING PERFORMANCE:                RATIOS/SUPPLEMENTAL DATA:
                                          --------------------------------    ----------------------------------------------
                                                                                             RATIOS TO AVERAGE NET ASSETS:#
                                                                                            --------------------------------
                                                                              NET ASSETS,                                NET
                                               NET ASSET                           END OF                         INVESTMENT
                                              VALUE, END            TOTAL          PERIOD              NET            INCOME
                                               OF PERIOD           RETURN (b)  (MILLIONS)         EXPENSES            (LOSS)
TAX AWARE ENHANCED INCOME FUND
11/1/03 Through 4/30/04                          $ 10.02              0.22%         $ 464             0.50%             1.23%
Year Ended 10/31/03                              $ 10.06              1.48%         $ 444             0.50%             1.61%
Year Ended 10/31/02                              $ 10.08              1.75%         $ 278             0.50%             1.94%
Year Ended 10/31/01^^                            $ 10.11              5.47%         $ 186             0.50%             3.51%
Year Ended 10/31/00^^                            $  9.95              4.29%         $  37             0.50%             4.23%
5/6/99* Through 10/31/99^^                       $  9.95              1.29%         $  28             0.50%             3.75%

TAX AWARE LARGE CAP
GROWTH FUND^
11/1/03 Through 4/30/04                          $ 14.99              1.48%         $ 248             0.85%             0.12%
Year Ended 10/31/03                              $ 14.79             13.84%         $ 268             0.85%             0.35%
1/1/02 Through 10/31/02**                        $ 13.03           (24.84%)         $ 257             0.68%             0.34%
11/1/01 Through 12/31/01***                      $ 17.39              6.70%         $ 433             0.55%             0.56%
Year Ended 10/31/01                              $ 16.32           (33.30%)         $ 423             0.49%             0.21%
Year Ended 10/31/00                              $ 42.93            (0.91%)         $ 839             0.47%             0.08%
Year Ended 10/31/99+                             $ 47.54             39.78%         $ 901             0.03%             0.69%

TAX AWARE LARGE CAP
VALUE FUND@@
11/1/03 Through 4/30/04                          $ 20.00              8.01%         $ 395             0.85%             1.21%
Year Ended 10/31/03                              $ 18.65             18.34%         $ 349             0.85%             1.55%
1/1/02 Through 10/31/02**                        $ 16.01           (17.94%)         $ 327             0.79%             1.43%
11/1/01 Through 12/31/01***                      $ 19.74              7.20%         $ 415             0.69%             0.91%
Year Ended 10/31/01                              $ 18.44           (21.43%)         $ 406             0.69%             0.93%
Year Ended 10/31/00                              $ 25.57              6.35%         $ 625             0.68%             0.83%
Year Ended 10/31/99+                             $ 27.53              8.18%         $ 787             0.03%             2.25%

                                                          RATIOS/SUPPLEMENTAL DATA:
                                       -----------------------------------------------------------------
                                              RATIOS TO AVERAGE NET ASSETS:#
                                       ---------------------------------------------
                                                                      NET INVESTMENT
                                                   EXPENSES            INCOME (LOSS)
                                           WITHOUT WAIVERS,         WITHOUT WAIVERS,       PORTFOLIO
                                             REIMBURSEMENTS           REIMBURSEMENTS        TURNOVER
                                       AND EARNINGS CREDITS     AND EARNINGS CREDITS            RATE (b)
TAX AWARE ENHANCED INCOME FUND
11/1/03 Through 4/30/04                                0.68%                    1.05%             49%
Year Ended 10/31/03                                    0.69%                    1.42%            241%
Year Ended 10/31/02                                    0.70%                    1.74%            186%
Year Ended 10/31/01^^                                  0.67%                    3.34%            142%
Year Ended 10/31/00^^                                  0.67%                    4.06%            172%
5/6/99* Through 10/31/99^^                             0.72%                    3.53%             69%

TAX AWARE LARGE CAP
GROWTH FUND^
11/1/03 Through 4/30/04                                0.86%                    0.11%             84%
Year Ended 10/31/03                                    0.87%                    0.33%             35%
1/1/02 Through 10/31/02**                              0.85%                    0.17%             46%
11/1/01 Through 12/31/01***                            0.85%                    0.26%              3%
Year Ended 10/31/01                                    0.85%                   (0.15%)            84%
Year Ended 10/31/00                                    0.80%                   (0.25%)            74%
Year Ended 10/31/99+                                   0.59%                    0.13%             26%

TAX AWARE LARGE CAP
VALUE FUND@@
11/1/03 Through 4/30/04                                0.86%                    1.20%             26%
Year Ended 10/31/03                                    0.85%                    1.55%             33%
1/1/02 Through 10/31/02**                              0.85%                    1.37%             80%
11/1/01 Through 12/31/01***                            0.85%                    0.75%              0%
Year Ended 10/31/01                                    0.87%                    0.75%              8%
Year Ended 10/31/00                                    0.80%                    0.71%             43%
Year Ended 10/31/99+                                   0.58%                    1.70%            146%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     PER SHARE OPERATING PERFORMANCE:
                                     ---------------------------------------------------------------------------------------------
                                                   INCOME FROM INVESTMENT OPERATIONS:              LESS DISTRIBUTIONS:
                                                 --------------------------------------   ----------------------------------------
                                                                 NET GAINS
                                                              OR LOSSES ON
                                     NET ASSET          NET     SECURITIES                 DIVIDENDS
                                        VALUE,   INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                     BEGINNING       INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL          TOTAL
                                     OF PERIOD       (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS  DISTRIBUTIONS
TAX AWARE SHORT - INTERMEDIATE
INCOME FUND
11/1/03 Through 4/30/04                $ 10.05         0.11^         (0.12)       (0.01)        0.11             --           0.11
12/20/02* Through 10/31/03             $ 10.00         0.19^          0.04         0.23         0.18             --           0.18

TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                $ 14.90         0.06^          0.86         0.92         0.06             --           0.06
Year Ended 10/31/03                    $ 12.88         0.12^          2.01         2.13         0.11             --           0.11
Year Ended 10/31/02                    $ 15.59         0.10          (2.69)       (2.59)        0.12             --           0.12
Year Ended 10/31/01                    $ 20.51         0.10^         (4.96)       (4.86)        0.06             --           0.06
Year Ended 10/31/00                    $ 18.73         0.09           1.77         1.86         0.08             --           0.08
Year Ended 10/31/99                    $ 15.19         0.10           3.55         3.65         0.11             --           0.11

 * Commencement of offering of shares.
 ^ Calculated based on average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                          PER SHARE OPERATING PERFORMANCE:                RATIOS/SUPPLEMENTAL DATA:
                                          --------------------------------    ----------------------------------------------
                                                                                             RATIOS TO AVERAGE NET ASSETS:#
                                                                                            --------------------------------
                                                                              NET ASSETS,                                NET
                                               NET ASSET                           END OF                         INVESTMENT
                                              VALUE, END            TOTAL          PERIOD              NET            INCOME
                                               OF PERIOD           RETURN (b)  (MILLIONS)         EXPENSES            (LOSS)
TAX AWARE SHORT - INTERMEDIATE
INCOME FUND
11/1/03 Through 4/30/04                          $  9.93             (0.12%)        $ 324             0.54%             2.16%
12/20/02* Through 10/31/03                       $ 10.05              2.28%         $ 201             0.50%             2.22%

TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                          $ 15.76              6.20%         $ 800             0.84%             0.80%
Year Ended 10/31/03                              $ 14.90             16.64%         $ 630             0.84%             0.92%
Year Ended 10/31/02                              $ 12.88            (16.70%)        $ 187             0.84%             0.73%
Year Ended 10/31/01                              $ 15.59            (23.76%)        $ 212             0.84%             0.56%
Year Ended 10/31/00                              $ 20.51              9.96%         $ 249             0.85%             0.46%
Year Ended 10/31/99                              $ 18.73             24.05%         $ 163             0.85%             0.58%

                                                         RATIOS/SUPPLEMENTAL DATA:
                                       -------------------------------------------------------------
                                              RATIOS TO AVERAGE NET ASSETS:#
                                       ---------------------------------------------
                                                                      NET INVESTMENT
                                                   EXPENSES            INCOME (LOSS)
                                           WITHOUT WAIVERS,         WITHOUT WAIVERS,       PORTFOLIO
                                             REIMBURSEMENTS           REIMBURSEMENTS        TURNOVER
                                       AND EARNINGS CREDITS     AND EARNINGS CREDITS        RATE (b)
TAX AWARE SHORT - INTERMEDIATE
INCOME FUND
11/1/03 Through 4/30/04                                0.69%                    2.01%             68%
12/20/02* Through 10/31/03                             0.72%                    2.00%            274%

TAX AWARE U.S. EQUITY FUND
11/1/03 Through 4/30/04                                0.90%                    0.74%             39%
Year Ended 10/31/03                                    0.93%                    0.83%             13%
Year Ended 10/31/02                                    0.97%                    0.60%             27%
Year Ended 10/31/01                                    0.87%                    0.53%             22%
Year Ended 10/31/00                                    0.85%                    0.46%             15%
Year Ended 10/31/99                                    0.90%                    0.53%             29%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

CAPITAL GROWTH FUND
DISCIPLINED EQUITY FUND
DIVERSIFIED FUND
DYNAMIC SMALL CAP FUND
EQUITY GROWTH FUND
EQUITY INCOME FUND
GROWTH AND INCOME FUND
MID CAP EQUITY FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH FUND
TRUST SMALL CAP EQUITY FUND
U.S. EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND
VALUE OPPORTUNITIES FUND

INTERNATIONAL EQUITY FUNDS

FLEMING ASIA EQUITY FUND
FLEMING EMERGING MARKETS EQUITY FUND
FLEMING INTREPID EUROPEAN FUND
FLEMING INTERNATIONAL EQUITY FUND
FLEMING INTERNATIONAL GROWTH FUND
FLEMING INTERNATIONAL OPPORTUNITIES FUND
FLEMING INTERNATIONAL VALUE FUND
FLEMING JAPAN FUND

SPECIALTY FUNDS

GLOBAL 50 FUND
GLOBAL HEALTHCARE FUND
MARKET NEUTRAL FUND

TAX AWARE FUNDS

FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND
TAX AWARE DISCIPLINED EQUITY FUND
TAX AWARE ENHANCED INCOME FUND
TAX AWARE LARGE CAP GROWTH FUND
TAX AWARE LARGE CAP VALUE FUND
TAX AWARE SHORT-INTERMEDIATE INCOME FUND
TAX AWARE U.S. EQUITY FUND

INCOME FUNDS

BOND FUND
BOND FUND II
ENHANCED INCOME FUND
FLEMING EMERGING MARKETS DEBT FUND
GLOBAL STRATEGIC INCOME FUND
SHORT TERM BOND FUND
SHORT TERM BOND FUND II
STRATEGIC INCOME FUND
U.S. TREASURY INCOME FUND

TAX FREE FUNDS

CALIFORNIA BOND FUND
INTERMEDIATE TAX FREE INCOME FUND
NEW JERSEY TAX FREE INCOME FUND
NEW YORK INTERMEDIATE TAX FREE INCOME FUND
TAX FREE INCOME FUND

MONEY MARKET FUNDS

100% U.S. TREASURY SECURITIES MONEY MARKET FUND
CALIFORNIA TAX FREE MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
LIQUID ASSETS MONEY MARKET FUND
NEW YORK TAX FREE MONEY MARKET FUND
PRIME MONEY MARKET FUND
TAX FREE MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

UNDISCOVERED MANAGERS FUNDS

BEHAVIORAL GROWTH FUND
BEHAVIORAL VALUE FUND
REIT FUND
SMALL CAP GROWTH FUND

               FUNDS MAY BE REGISTERED UNDER SEPARATE REGISTRANTS.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent auditors, who express no opinion thereon.

Investors should carefully read the fund prospectus which includes information on the Fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at http://www.sec.gov.

JPMorgan Funds Fulfillment Center                                   PRSRT STD
    600 North Bedford Street                                      U.S. POSTAGE
   East Bridgewater, MA 02333                                         PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO



(C) J.P. Morgan Chase & Co., 2004 All rights reserved. June 2004.     SAN-TA-404

ITEM 2. CODE OF ETHICS.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
              (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

     (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

        File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
        Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

        (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

        (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    J.P. Morgan Series Trust
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ Patricia A. Maleski
                         -------------------------------------------------------
                                Patricia A. Maleski, Treasurer

Date                      June 22, 2004
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Patricia A. Maleski
                         -------------------------------------------------------
                                Patricia A. Maleski, Treasurer

Date                      June 22, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*       /s/ George C.W. Gatch
                         -------------------------------------------------------
                                George C.W. Gatch, President

Date                      June 23, 2004
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* Print the name and title of each signing officer under his or her signature.